PACIFIC FUNDSSM

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION CONSERVATIVE

Schedule of Investments

June 30, 2020 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.1%

Pacific Funds Core Income ‘P’	490,254	$5,539,869
Pacific Funds High Income ‘P’	2,030,540	19,026,161
PF Inflation Managed Fund ‘P’	1,228,052	11,887,540
PF Managed Bond Fund ‘P’	7,173,174	83,424,008
PF Short Duration Bond Fund ‘P’	4,718,203	48,125,668
PF Emerging Markets Debt Fund ‘P’	1,082,708	8,932,342
PF Growth Fund ‘P’	84,190	2,853,204
PF Large-Cap Value Fund ‘P’	446,331	4,963,198
PF Multi-Asset Fund ‘P’	3,449,139	35,112,240
PF Small-Cap Growth Fund ‘P’	78,621	1,503,227
PF Small-Cap Value Fund ‘P’	214,625	1,352,139
PF Emerging Markets Fund ‘P’	428,064	4,995,504
PF International Small-Cap Fund ‘P’	160,250	1,379,755
PF Real Estate Fund ‘P’	111,413	1,284,597

Total Affiliated Mutual Funds (Cost $209,211,672)		230,379,452

TOTAL INVESTMENTS - 100.1% (Cost $209,211,672)		230,379,452

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(118,495)

NET ASSETS - 100.0%		$230,260,957

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

		Total Value at June 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$230,379,452	$230,379,452	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE

Schedule of Investments

June 30, 2020 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.1%

Pacific Funds Core Income ‘P’	627,329	$7,088,814
Pacific Funds High Income ‘P’	2,792,689	26,167,500
PF Inflation Managed Fund ‘P’	588,587	5,697,524
PF Managed Bond Fund ‘P’	8,124,586	94,488,938
PF Short Duration Bond Fund ‘P’	3,520,278	35,906,837
PF Emerging Markets Debt Fund ‘P’	1,617,849	13,347,252
PF Growth Fund ‘P’	355,421	12,045,208
PF Large-Cap Value Fund ‘P’	1,922,771	21,381,212
PF Multi-Asset Fund ‘P’	7,090,325	72,179,513
PF Small-Cap Growth Fund ‘P’	103,811	1,984,862
PF Small-Cap Value Fund ‘P’	283,063	1,783,298
PF Emerging Markets Fund ‘P’	1,133,764	13,231,020
PF International Large-Cap Fund ‘P’	287,603	3,014,075
PF International Small-Cap Fund ‘P’	211,448	1,820,567
PF International Value Fund ‘P’	424,804	2,523,337
PF Real Estate Fund ‘P’	294,022	3,390,073

Total Affiliated Mutual Funds (Cost $289,684,044)		316,050,030

TOTAL INVESTMENTS - 100.1% (Cost $289,684,044)		316,050,030

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(309,674)

NET ASSETS - 100.0%		$315,740,356

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

		Total Value at June 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$316,050,030	$316,050,030	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION MODERATE

Schedule of Investments

June 30, 2020 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.1%

Pacific Funds Core Income ‘P’	1,295,705	$14,641,463
Pacific Funds Floating Rate Income ‘P’	483,065	4,502,163
Pacific Funds High Income ‘P’	5,460,905	51,168,685
PF Inflation Managed Fund ‘P’	440,893	4,267,842
PF Managed Bond Fund ‘P’	17,417,640	202,567,153
PF Short Duration Bond Fund ‘P’	6,032,656	61,533,093
PF Emerging Markets Debt Fund ‘P’	4,192,577	34,588,759
PF Growth Fund ‘P’	2,211,640	74,952,475
PF Large-Cap Value Fund ‘P’	6,823,722	75,879,788
PF Multi-Asset Fund ‘P’	35,269,800	359,046,570
PF Small-Cap Growth Fund ‘P’	311,307	5,952,183
PF Small-Cap Value Fund ‘P’	1,700,644	10,714,059
PF Emerging Markets Fund ‘P’	3,407,302	39,763,211
PF International Large-Cap Fund ‘P’	1,304,101	13,666,977
PF International Small-Cap Fund ‘P’	1,264,155	10,884,379
PF International Value Fund ‘P’	1,883,144	11,185,875
PF Real Estate Fund ‘P’	1,325,108	15,278,492

Total Affiliated Mutual Funds (Cost $869,551,543)		990,593,167

TOTAL INVESTMENTS - 100.1% (Cost $869,551,543)		990,593,167

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(874,825)

NET ASSETS - 100.0%		$989,718,342

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

		Total Value at June 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$990,593,167	$990,593,167	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION GROWTH

Schedule of Investments

June 30, 2020 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.1%

Pacific Funds Core Income ‘P’	468,236	$5,291,064
Pacific Funds High Income ‘P’	2,589,225	24,261,035
PF Managed Bond Fund ‘P’	6,456,001	75,083,296
PF Short Duration Bond Fund ‘P’	1,518,345	15,487,119
PF Emerging Markets Debt Fund ‘P’	2,941,912	24,270,773
PF Growth Fund ‘P’	1,941,967	65,813,265
PF Large-Cap Value Fund ‘P’	4,936,042	54,888,782
PF Multi-Asset Fund ‘P’	36,253,165	369,057,222
PF Small-Cap Growth Fund ‘P’	463,108	8,854,622
PF Small-Cap Value Fund ‘P’	1,900,756	11,974,765
PF Emerging Markets Fund ‘P’	3,489,918	40,727,341
PF International Large-Cap Fund ‘P’	1,986,285	20,816,266
PF International Small-Cap Fund ‘P’	1,410,503	12,144,430
PF International Value Fund ‘P’	2,871,112	17,054,405
PF Real Estate Fund ‘P’	1,655,284	19,085,428

Total Affiliated Mutual Funds (Cost $672,995,579)		764,809,813

TOTAL INVESTMENTS - 100.1% (Cost $672,995,579)		764,809,813

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(893,527)

NET ASSETS - 100.0%		$763,916,286

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

		Total Value at June 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$764,809,813	$764,809,813	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION AGGRESSIVE-GROWTH

Schedule of Investments

June 30, 2020 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.1%

Pacific Funds Core Income ‘P’	20,746	$234,435
Pacific Funds High Income ‘P’	262,229	2,457,086
PF Managed Bond Fund ‘P’	218,042	2,535,828
PF Short Duration Bond Fund ‘P’	276,825	2,823,620
PF Emerging Markets Debt Fund ‘P’	298,019	2,458,654
PF Growth Fund ‘P’	1,271,954	43,106,527
PF Large-Cap Value Fund ‘P’	2,142,015	23,819,204
PF Multi-Asset Fund ‘P’	13,839,643	140,887,562
PF Small-Cap Growth Fund ‘P’	245,780	4,699,315
PF Small-Cap Value Fund ‘P’	1,130,817	7,124,145
PF Emerging Markets Fund ‘P’	1,349,572	15,749,512
PF International Large-Cap Fund ‘P’	972,663	10,193,507
PF International Small-Cap Fund ‘P’	671,848	5,784,609
PF International Value Fund ‘P’	1,497,163	8,893,149
PF Real Estate Fund ‘P’	708,397	8,167,815

Total Affiliated Mutual Funds (Cost $237,909,302)		278,934,968

TOTAL INVESTMENTS - 100.1% (Cost $237,909,302)		278,934,968

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(169,605)

NET ASSETS - 100.0%		$278,765,363

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

		Total Value at June 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$278,934,968	$278,934,968	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PACIFIC FUNDSSM ULTRA SHORT INCOME

Schedule of Investments

June 30, 2020 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 59.2%

Basic Materials - 0.6%

Barminco Finance Pty Ltd (Australia) 6.625% due 05/15/22 ~	$75,000	$74,297
Nutrien Ltd (Canada) 1.900% due 05/13/23	100,000	103,267

		177,564

Communications - 4.7%

AT&T Inc 2.169% (USD LIBOR + 0.950%) due 07/15/21 §	400,000	403,322
Sprint Spectrum Co LLC 3.360% due 03/20/23 ~	633,125	641,827
Verizon Communications Inc 1.321% (USD LIBOR + 1.000%) due 03/16/22 §	375,000	380,104

		1,425,253

Consumer, Cyclical - 5.8%

British Airways Pass-Through Trust ‘A’ (United Kingdom)
3.350% due 12/15/30 ~	99,585	82,538
4.625% due 12/20/25 ~	85,580	79,794
General Motors Financial Co Inc 1.618% (USD LIBOR + 1.310%) due 06/30/22 §	200,000	196,029
Harley-Davidson Financial Services Inc 3.550% due 05/21/21 ~	200,000	203,151
Hasbro Inc
2.600% due 11/19/22	200,000	207,092
3.150% due 05/15/21	100,000	101,540
Hyatt Hotels Corp 3.375% due 07/15/23	100,000	100,935
Marriott International Inc 0.968% (USD LIBOR + 0.650%) due 03/08/21 §	250,000	247,623
McDonald’s Corp 1.317% (USD LIBOR + 0.430%) due 10/28/21 §	150,000	150,369
Starbucks Corp 1.300% due 05/07/22	150,000	152,100
Toyota Motor Credit Corp 2.900% due 03/30/23	200,000	212,146

		1,733,317

Consumer, Non-Cyclical - 7.2%

AbbVie Inc 2.150% due 11/19/21 ~	450,000	458,445
Cigna Corp 0.949% (USD LIBOR + 0.650%) due 09/17/21 §	375,000	375,018
CVS Health Corp 1.033% (USD LIBOR + 0.720%) due 03/09/21 §	125,000	125,488
General Mills Inc 1.716% (USD LIBOR + 0.540%) due 04/16/21 §	350,000	350,766
Imperial Brands Finance PLC (United Kingdom) 2.950% due 07/21/20 ~	200,000	200,196
Mondelez International Inc 0.625% due 07/01/22	500,000	499,930

	Principal Amount	Value
Upjohn Inc 1.125% due 06/22/22 ~	$150,000	$150,879

		2,160,722

Energy - 3.6%

Exxon Mobil Corp 0.716% (USD LIBOR + 0.330%) due 08/16/22 §	250,000	250,654
Kinder Morgan Inc 5.000% due 02/15/21 ~	200,000	204,326
MPLX LP 1.213% (USD LIBOR + 0.900%) due 09/09/21 §	150,000	148,844
Occidental Petroleum Corp 1.398% (USD LIBOR + 0.950%) due 02/08/21 §	500,000	492,627

		1,096,451

Financial - 26.8%

AIG Global Funding due 07/07/23 # ~	150,000	150,122
American Express Credit Corp 1.037% (USD LIBOR + 0.700%) due 03/03/22 §	103,000	103,425
Bank of America Corp
0.947% (USD LIBOR + 0.650%) due 06/25/22 §	250,000	250,196
1.423% (USD LIBOR + 0.380%) due 01/23/22 §	100,000	99,750
2.555% (USD LIBOR + 1.420%) due 04/19/21 §	250,000	252,646
Capital One NA 2.150% due 09/06/22	250,000	256,932
Citigroup Inc
1.951% (USD LIBOR + 0.960%) due 04/25/22 §	350,000	352,009
2.750% due 04/25/22	250,000	259,234
Fifth Third Bank NA 1.327% (USD LIBOR + 0.640%) due 02/01/22 §	200,000	200,914
Host Hotels & Resorts LP REIT 3.750% due 10/15/23	200,000	204,360
HSBC Holdings PLC (United Kingdom) 1.804% (USD LIBOR + 1.500%) due 01/05/22 §	200,000	202,905
Jackson National Life Global Funding 1.036% (USD LIBOR + 0.730%) due 06/27/22 § ~	250,000	251,295
JPMorgan Chase & Co
0.918% (USD LIBOR + 0.610%) due 06/18/22 §	500,000	500,866
3.250% due 09/23/22	250,000	264,688
Lloyds Banking Group PLC (United Kingdom) 1.326% due 06/15/23	200,000	201,249
Mitsubishi UFJ Financial Group Inc (Japan) 1.278% (USD LIBOR + 0.920%) due 02/22/22 §	350,000	352,229
Morgan Stanley
2.315% (USD LIBOR + 1.180%) due 01/20/22 §	425,000	426,770
2.420% (USD LIBOR + 1.400%) due 10/24/23 §	250,000	252,695
New York Life Global Funding 1.751% (USD LIBOR + 0.440%) due 07/12/22 § ~	400,000	401,891

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PACIFIC FUNDS ULTRA SHORT INCOME

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Piedmont Operating Partnership LP REIT 3.400% due 06/01/23	$200,000	$203,328
PNC Bank NA
0.685% (USD LIBOR + 0.325%) due 02/24/23 §	250,000	249,846
1.548% (USD LIBOR + 0.450%) due 07/22/22 §	250,000	250,593
Reliance Standard Life Global Funding II 2.150% due 01/21/23 ~	150,000	153,091
Royal Bank of Canada (Canada) 1.417% (USD LIBOR + 0.730%) due 02/01/22 §	400,000	403,020
State Street Corp 2.825% due 03/30/23 ~	250,000	259,562
Sumitomo Mitsui Financial Group Inc (Japan) 1.053% (USD LIBOR + 0.780%) due 07/12/22 §	450,000	451,106
The Goldman Sachs Group Inc 1.110% (USD LIBOR + 0.750%) due 02/23/23 §	250,000	248,923
Truist Bank 0.825% (SOFR + 0.730%) due 03/09/23 §	250,000	248,631
UBS AG (Switzerland) 1.750% due 04/21/22 ~	300,000	305,742
UBS Group AG (Switzerland) 2.217% (USD LIBOR + 1.530%) due 02/01/22 § ~	200,000	203,726
Wells Fargo & Co 3.450% due 02/13/23	100,000	106,319

		8,068,063

Industrial - 3.8%

Carrier Global Corp 1.923% due 02/15/23 ~	250,000	255,220
Otis Worldwide Corp 0.754% (USD LIBOR + 0.450%) due 04/05/23 § ~	200,000	197,883
Penske Truck Leasing Co Lp 3.650% due 07/29/21 ~	155,000	158,714
Roper Technologies Inc 3.650% due 09/15/23	250,000	271,942
The Boeing Co 4.508% due 05/01/23	250,000	264,148

		1,147,907

Technology - 4.0%

Broadcom Inc 3.125% due 10/15/22 ~	150,000	156,376
Dell International LLC
4.000% due 07/15/24 ~	200,000	215,828
4.420% due 06/15/21 ~	100,000	102,795
Hewlett Packard Enterprise Co 0.998% (USD LIBOR + 0.680%) due 03/12/21 §	250,000	249,879
Leidos Inc 2.950% due 05/15/23 ~	100,000	104,607
Micron Technology Inc 2.497% due 04/24/23	350,000	363,760

		1,193,245

	Principal Amount	Value
Utilities - 2.7%

DTE Energy Co 2.250% due 11/01/22	$500,000	$516,604
Pacific Gas and Electric Co 1.750% due 06/16/22	300,000	301,218

		817,822

Total Corporate Bonds & Notes (Cost $17,717,089)		17,820,344

SENIOR LOAN NOTES - 2.6%

Consumer, Cyclical - 0.8%

SeaWorld Parks & Entertainment Inc Term B-5 3.750% (USD LIBOR + 3.000%) due 03/31/24 §	246,811	220,691

Financial - 0.4%

Avolon (US) LLC Term B-3 (Ireland) 2.500% (USD LIBOR + 1.750%) due 01/15/25 §	138,642	129,655

Industrial - 1.4%

GFL Environmental Inc Term B (Canada) 4.000% (USD LIBOR + 3.000%) due 05/31/25 §	197,820	192,792
Reynolds Group Holdings Inc Term B 2.928% (USD LIBOR + 2.750%) due 02/05/23 §	246,798	236,124

		428,916

Total Senior Loan Notes (Cost $827,650)		779,262

ASSET-BACKED SECURITIES - 23.6%

AIMCO CLO (Cayman) 2.069% (USD LIBOR + 0.850%) due 01/15/28 § ~	396,889	391,949
AmeriCredit Automobile Receivables Trust
1.100% due 03/20/23	500,000	501,599
1.480% due 01/21/25	250,000	250,400
1.900% due 03/18/22	23,399	23,416
2.040% due 07/18/22	171,249	171,717
2.240% due 06/19/23	200,000	201,101
3.260% due 01/18/24	155,000	158,770
Benefit Street Partners CLO VI Ltd (Cayman) 2.375% (USD LIBOR + 1.240%) due 10/18/29 § ~	250,000	246,452
Dryden 43 Senior Loan CLO Fund (Cayman) 2.275% (USD LIBOR + 1.140%) due 07/20/29 § ~	250,000	246,978
Ford Credit Auto Owner Trust
0.500% due 02/15/23	250,000	250,151
1.030% due 10/15/22	100,000	100,457
1.880% due 07/15/22	242,653	244,262

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PACIFIC FUNDS ULTRA SHORT INCOME

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Hilton Grand Vacations Trust ‘A’ 2.740% due 02/25/39 ~	$97,358	$98,444
Magnetite VIII CLO Ltd (Cayman) 2.199% (USD LIBOR + 0.980%) due 04/15/31 § ~	215,000	209,712
Navient Private Education Refi Loan Trust
0.535% (USD LIBOR + 0.350%) due 11/15/68 § ~	71,116	70,878
2.180% due 08/15/68 ~	137,285	138,083
Navient Student Loan Trust
0.565% (USD LIBOR + 0.380%) due 03/25/67 § ~	168,782	167,861
0.585% (USD LIBOR + 0.400%) due 12/15/59 § ~	233,461	232,652
Palmer Square CLO Ltd ‘A1A’ (Cayman) 2.276% (USD LIBOR + 1.100%) due 07/16/31 § ~	250,000	243,364
Palmer Square Loan Funding CLO Ltd (Cayman)
1.177% (USD LIBOR + 0.800%) due 02/20/28 § ~	246,041	242,444
1.869% (USD LIBOR + 0.650%) due 07/15/26 § ~	112,438	111,594
1.920% (USD LIBOR + 0.900%) due 10/24/27 § ~	217,031	214,837
2.185% (USD LIBOR + 1.050%) due 04/20/27 § ~	213,829	212,696
Santander Drive Auto Receivables Trust
2.280% due 02/15/22	106,903	107,083
2.460% due 03/15/22	18,099	18,119
2.790% due 01/16/24	100,000	101,584
3.000% due 12/15/22	161,788	162,074
3.290% due 10/17/22	74,834	74,916
3.510% due 08/15/23	219,000	221,950
SLC Student Loan Trust 0.423% (USD LIBOR + 0.110%) due 03/15/27 §	44,045	43,924
SLM Student Loan Trust 1.081% (USD LIBOR + 0.090%) due 01/26/26 §	83,684	83,196
SMB Private Education Loan Trust
2.340% due 09/15/34 ~	166,700	169,488
2.700% due 05/15/31 ~	245,035	250,884
3.050% due 05/15/26 ~	181,266	183,009
Sofi Consumer Loan Program Trust ‘A’ 2.450% due 08/25/28 ~	151,144	152,873
Sofi Professional Loan Program LLC ‘A1FX’
2.060% due 05/15/46 ~	126,095	127,347
2.130% due 11/16/48 ~	56,913	57,311
Toyota Auto Receivables Owner Trust 1.780% due 11/15/21	47,190	47,349
Verizon Owner Trust
1.920% due 12/20/21 ~	26,460	26,485
2.060% due 04/20/22 ~	56,229	56,486

	Principal Amount	Value
Voya CLO Ltd (Cayman)
2.035% (USD LIBOR + 0.900%) due 01/18/29 § ~	$250,000	$246,225
2.349% (USD LIBOR + 1.130%) due 10/15/30 § ~	250,000	245,866

Total Asset-Backed Securities (Cost $7,121,549)		7,105,986

U.S. TREASURY OBLIGATIONS - 0.8%

U.S. Treasury Notes - 0.8%

1.375% due 08/31/20	250,000	250,499

Total U.S. Treasury Obligations (Cost $249,866)		250,499

	Shares
SHORT-TERM INVESTMENTS - 29.3%

Money Market Fund - 19.3%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.110%	5,826,684	5,826,684

	Principal Amount
U.S. Treasury Bills - 10.0%

0.120% due 07/28/20	$1,000,000	999,908
0.136% due 10/01/20	1,000,000	999,655
0.161% due 12/31/20	1,000,000	999,187

		2,998,750

Total Short-Term Investments (Cost $8,825,457)		8,825,434

TOTAL INVESTMENTS - 115.5% (Cost $34,741,611)		34,781,525

OTHER ASSETS & LIABILITIES, NET - (15.5%)		(4,655,861)

NET ASSETS - 100.0%		$30,125,664

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

		Total Value at June 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$17,820,344	$ —	$17,820,344	$—
	Senior Loan Notes	779,262	—	779,262	—
	Asset-Backed Securities	7,105,986	—	7,105,986	—
	U.S. Treasury Obligations	250,499	—	250,499	—
	Short-Term Investments	8,825,434	5,826,684	2,998,750	—

	Total	$34,781,525	$5,826,684	$28,954,841	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PACIFIC FUNDSSM SHORT DURATION INCOME

Schedule of Investments

June 30, 2020 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 62.0%

Basic Materials - 2.8%

Anglo American Capital PLC (South Africa)
3.750% due 04/10/22 ~	$5,000,000	$5,145,836
5.375% due 04/01/25 ~	3,000,000	3,391,868
Barminco Finance Pty Ltd (Australia) 6.625% due 05/15/22 ~	1,220,000	1,208,563
DuPont de Nemours Inc 1.502% (USD LIBOR + 1.110%) due 11/15/23 §	6,965,000	6,989,711
Georgia-Pacific LLC 1.750% due 09/30/25 ~	5,500,000	5,678,173
Glencore Funding LLC (Australia)
3.000% due 10/27/22 ~	3,000,000	3,098,970
4.125% due 03/12/24 ~	2,500,000	2,682,540
Nutrien Ltd (Canada) 1.900% due 05/13/23	1,150,000	1,187,575

		29,383,236

Communications - 2.3%

AT&T Inc 3.200% due 03/01/22	3,000,000	3,131,214
Charter Communications Operating LLC
4.464% due 07/23/22	1,600,000	1,706,509
4.500% due 02/01/24	5,000,000	5,535,676
eBay Inc 1.900% due 03/11/25	2,500,000	2,584,417
Sprint Spectrum Co LLC 3.360% due 03/20/23 ~	6,046,875	6,129,989
T-Mobile USA Inc 3.500% due 04/15/25 ~	2,000,000	2,183,790
Tencent Holdings Ltd (China) 1.810% due 01/26/26 ~	3,500,000	3,548,497

		24,820,092

Consumer, Cyclical - 7.4%

Alimentation Couche-Tard Inc (Canada) 2.700% due 07/26/22 ~	3,000,000	3,073,478
American Airlines Pass-Through Trust ‘A’ 4.000% due 01/15/27	901,451	691,665
British Airways Pass-Through Trust ‘A’ (United Kingdom)
3.350% due 12/15/30 ~	3,385,900	2,806,279
4.625% due 12/20/25 ~	2,344,901	2,186,342
Daimler Finance North America LLC (Germany)
2.300% due 02/12/21 ~	4,000,000	4,028,071
3.750% due 11/05/21 ~	2,100,000	2,172,000
Delta Air Lines Inc
2.600% due 12/04/20	3,050,000	3,016,395
7.375% due 01/15/26	1,000,000	968,475
Delta Air Lines Pass-Through Trust ‘AA’ 3.204% due 10/25/25	4,500,000	4,510,383
DR Horton Inc 2.500% due 10/15/24	4,500,000	4,702,857
Ford Motor Co 8.500% due 04/21/23	1,200,000	1,271,250
Ford Motor Credit Co LLC
1.227% (USD LIBOR + 0.930%) due 09/24/20 §	2,000,000	1,984,048
5.584% due 03/18/24	1,300,000	1,315,294
General Motors Co 5.400% due 10/02/23	2,000,000	2,168,176

	Principal Amount	Value
General Motors Financial Co Inc
1.618% (USD LIBOR + 1.310%) due 06/30/22 §	$2,745,000	$2,690,503
3.550% due 07/08/22	3,000,000	3,077,104
Harley-Davidson Financial Services Inc
3.350% due 06/08/25 ~	2,000,000	2,046,194
3.550% due 05/21/21 ~	300,000	304,726
Hyatt Hotels Corp 3.375% due 07/15/23	6,234,000	6,292,309
Hyundai Capital America 3.750% due 07/08/21 ~	2,100,000	2,140,316
Las Vegas Sands Corp
2.900% due 06/25/25	2,900,000	2,817,751
3.200% due 08/08/24	5,000,000	4,981,400
Lennar Corp 4.500% due 04/30/24	5,000,000	5,211,975
Marriott International Inc
3.600% due 04/15/24	2,000,000	2,012,013
5.750% due 05/01/25	2,200,000	2,400,108
NIKE Inc 2.400% due 03/27/25	2,500,000	2,690,409
Nordstrom Inc 8.750% due 05/15/25 ~	400,000	430,811
Ralph Lauren Corp 1.700% due 06/15/22	2,250,000	2,289,862
Sands China Ltd (Macau)
3.800% due 01/08/26 ~	1,500,000	1,548,765
4.600% due 08/08/23	1,200,000	1,266,360
United Airlines Pass-Through Trust ‘B’
3.650% due 07/07/27	621,528	460,975
4.625% due 03/03/24	580,877	512,722
4.750% due 10/11/23	408,768	363,451
US Airways Pass-Through Trust ‘A’ 3.950% due 05/15/27	616,761	511,016

		78,943,483

Consumer, Non-Cyclical - 9.8%

AbbVie Inc
2.300% due 11/21/22 ~	2,000,000	2,068,339
2.950% due 11/21/26 ~	2,500,000	2,737,886
Anheuser-Busch InBev Worldwide Inc (Belgium)
3.500% due 01/12/24	5,350,000	5,834,899
4.150% due 01/23/25	2,000,000	2,270,843
Anthem Inc 2.375% due 01/15/25	4,150,000	4,400,892
BAT Capital Corp (United Kingdom)
1.014% (USD LIBOR + 0.590%) due 08/14/20 §	2,400,000	2,400,228
2.764% due 08/15/22	4,500,000	4,662,352
BAT International Finance PLC (United Kingdom) 3.250% due 06/07/22 ~	2,640,000	2,751,237
Campbell Soup Co 3.650% due 03/15/23	3,676,000	3,923,340
Cigna Corp
2.109% (USD LIBOR + 0.890%) due 07/15/23 §	2,300,000	2,312,648
3.200% due 09/17/20	4,000,000	4,022,521
Diageo Capital PLC (United Kingdom) 1.375% due 09/29/25	2,500,000	2,545,300
General Mills Inc 2.145% (USD LIBOR + 1.010%) due 10/17/23 §	3,100,000	3,117,099
Global Payments Inc 2.650% due 02/15/25	6,000,000	6,376,198
Humana Inc 3.850% due 10/01/24	2,000,000	2,198,501

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Kellogg Co 2.650% due 12/01/23	$3,000,000	$3,182,358
Keurig Dr Pepper Inc
3.130% due 12/15/23	4,500,000	4,840,921
4.057% due 05/25/23	3,000,000	3,274,294
4.417% due 05/25/25	1,000,000	1,153,792
Laboratory Corp of America Holdings 2.300% due 12/01/24	2,550,000	2,686,645
Mars Inc 2.700% due 04/01/25 ~	2,150,000	2,304,303
McKesson Corp 3.650% due 11/30/20	2,350,000	2,380,402
Mondelez International Inc 1.500% due 05/04/25	2,000,000	2,040,619
Moody’s Corp 2.625% due 01/15/23	3,000,000	3,141,907
PayPal Holdings Inc
1.350% due 06/01/23	3,950,000	4,035,043
2.200% due 09/26/22	5,000,000	5,177,513
Quest Diagnostics Inc 3.500% due 03/30/25	2,290,000	2,519,844
Suntory Holdings Ltd (Japan) 2.250% due 10/16/24 ~	4,200,000	4,377,051
Takeda Pharmaceutical Co Ltd (Japan) 4.000% due 11/26/21	3,500,000	3,654,854
Teva Pharmaceutical Finance Netherlands III BV (Israel) 2.200% due 07/21/21	1,166,000	1,144,913
UnitedHealth Group Inc 1.250% due 01/15/26	2,000,000	2,038,642
Upjohn Inc
1.125% due 06/22/22 ~	3,250,000	3,269,040
1.650% due 06/22/25 ~	900,000	918,586

		103,763,010

Energy - 1.8%

Energy Transfer Operating LP
3.600% due 02/01/23	5,325,000	5,510,709
4.250% due 03/15/23	1,500,000	1,585,236
Kinder Morgan Inc 5.625% due 11/15/23 ~	2,355,000	2,661,761
MPLX LP 3.500% due 12/01/22	6,900,000	7,193,169
ONEOK Inc 2.200% due 09/15/25	2,000,000	1,965,358

		18,916,233

Financial - 23.8%

AerCap Ireland Capital DAC (Ireland)
due 09/15/23 #	3,000,000	3,002,566
due 07/15/25 #	800,000	838,990
AIG Global Funding 0.800% due 07/07/23 ~	2,600,000	2,602,108
Air Lease Corp
3.375% due 07/01/25	1,200,000	1,201,060
3.875% due 04/01/21	1,050,000	1,056,181
American International Group Inc 2.500% due 06/30/25	2,500,000	2,648,286
AvalonBay Communities Inc REIT
2.850% due 03/15/23	1,970,000	2,050,844
3.500% due 11/15/24	2,000,000	2,187,800
Avolon Holdings Funding Ltd (Ireland) 3.625% due 05/01/22 ~	4,150,000	3,913,795

	Principal Amount	Value
Banco Santander SA (Spain) 2.746% due 05/28/25	$3,000,000	$3,111,024
Bank of America Corp
1.311% (USD LIBOR + 0.770%) due 02/05/26 §	500,000	493,801
2.003% (USD LIBOR + 0.960%) due 07/23/24 §	5,000,000	5,013,853
2.328% due 10/01/21	2,450,000	2,460,195
3.300% due 01/11/23	3,000,000	3,195,809
4.200% due 08/26/24	2,000,000	2,220,574
BOC Aviation Ltd (Singapore) 2.750% due 09/18/22 ~	3,500,000	3,525,606
Canadian Imperial Bank of Commerce (Canada) 0.898% (SOFR + 0.800%) due 03/17/23 §	1,400,000	1,392,523
Capital One Financial Corp 2.600% due 05/11/23	2,800,000	2,925,879
CC Holdings GS V LLC REIT 3.849% due 04/15/23	2,400,000	2,594,137
Citibank NA 1.435% (USD LIBOR + 0.300%) due 10/20/20 §	1,000,000	1,000,811
Citigroup Inc
0.948% (SOFR + 0.870%) due 11/04/22 §	5,000,000	4,986,724
3.300% due 04/27/25	2,000,000	2,197,844
4.000% due 08/05/24	2,000,000	2,182,137
Citizens Bank NA
1.256% (USD LIBOR + 0.950%) due 03/29/23 §	2,000,000	2,003,389
3.250% due 02/14/22	2,500,000	2,590,257
Cooperatieve Rabobank UA (Netherlands)
0.753% (USD LIBOR + 0.480%) due 01/10/23 §	3,000,000	3,001,440
1.144% (USD LIBOR + 0.860%) due 09/26/23 § ~	1,500,000	1,497,013
Credit Suisse AG (Switzerland) 1.000% due 05/05/23	3,500,000	3,520,706
Credit Suisse Group AG (Switzerland) 1.513% (USD LIBOR + 1.200%) due 12/14/23 § ~	3,000,000	3,002,870
Crown Castle International Corp REIT
2.250% due 09/01/21	3,000,000	3,025,761
4.875% due 04/15/22	2,000,000	2,137,566
Equinix Inc REIT
1.250% due 07/15/25	3,000,000	3,014,250
2.625% due 11/18/24	2,300,000	2,453,180
Fifth Third Bancorp 2.375% due 01/28/25	4,000,000	4,221,698
Healthcare Trust of America Holdings LP REIT 3.700% due 04/15/23	4,000,000	4,187,745
Host Hotels & Resorts LP REIT 3.750% due 10/15/23	3,800,000	3,882,840
Jackson National Life Global Funding
2.650% due 06/21/24 ~	5,000,000	5,259,898
3.300% due 02/01/22 ~	4,350,000	4,522,693
JPMorgan Chase & Co
1.773% (USD LIBOR + 0.730%) due 04/23/24 §	4,000,000	3,986,344
1.891% (USD LIBOR + 0.900%) due 04/25/23 §	3,450,000	3,463,213
2.700% due 05/18/23	5,000,000	5,272,156
Lloyds Banking Group PLC (United Kingdom) 1.326% due 06/15/23	3,000,000	3,018,738
Metropolitan Life Global Funding I 2.400% due 06/17/22 ~	3,750,000	3,889,832

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Mid-America Apartments LP REIT 4.300% due 10/15/23	$2,000,000	$2,197,891
Mitsubishi UFJ Financial Group Inc (Japan)
1.851% (USD LIBOR + 0.860%) due 07/26/23 §	2,000,000	1,994,475
2.623% due 07/18/22	1,750,000	1,817,288
2.665% due 07/25/22	3,000,000	3,118,178
3.218% due 03/07/22	2,150,000	2,241,545
Morgan Stanley
0.927% (SOFR + 0.830%) due 06/10/22 §	2,500,000	2,500,262
2.028% (USD LIBOR + 0.930%) due 07/22/22 §	5,000,000	5,026,338
2.315% (USD LIBOR + 1.180%) due 01/20/22 §	1,000,000	1,004,165
2.420% (USD LIBOR + 1.400%) due 10/24/23 §	1,500,000	1,516,172
2.625% due 11/17/21	2,000,000	2,055,374
5.750% due 01/25/21	2,000,000	2,059,954
Park Aerospace Holdings Ltd (Ireland) 3.625% due 03/15/21 ~	242,000	238,889
Piedmont Operating Partnership LP REIT 3.400% due 06/01/23	3,800,000	3,863,223
PNC Bank NA
0.685% (USD LIBOR + 0.325%) due 02/24/23 §	6,400,000	6,396,059
1.548% (USD LIBOR + 0.450%) due 07/22/22 §	2,500,000	2,505,930
Prudential Financial Inc 1.500% due 03/10/26	1,750,000	1,789,324
Reliance Standard Life Global Funding II 2.150% due 01/21/23 ~	2,000,000	2,041,209
Royal Bank of Canada (Canada)
0.964% (USD LIBOR + 0.660%) due 10/05/23 §	2,000,000	2,004,211
2.250% due 11/01/24	5,000,000	5,270,356
Springleaf Finance Corp 6.125% due 03/15/24	5,200,000	5,295,186
Sumitomo Mitsui Financial Group Inc (Japan)
due 07/08/25 #	7,000,000	7,007,134
1.875% (USD LIBOR + 0.740%) due 01/17/23 §	5,000,000	4,985,132
2.348% due 01/15/25	2,500,000	2,613,911
2.448% due 09/27/24	600,000	630,385
2.784% due 07/12/22	3,250,000	3,386,909
The Goldman Sachs Group Inc
1.377% (USD LIBOR + 1.050%) due 06/05/23 §	3,750,000	3,757,338
1.540% (USD LIBOR + 0.780%) due 10/31/22 §	2,000,000	1,999,820
1.562% (USD LIBOR + 1.170%) due 05/15/26 §	3,200,000	3,178,410
2.350% due 11/15/21	2,000,000	2,012,940
The PNC Financial Services Group Inc
2.200% due 11/01/24	5,000,000	5,306,713
3.900% due 04/29/24	2,155,000	2,379,746
Truist Bank
0.825% (SOFR + 0.730%) due 03/09/23 §	2,000,000	1,989,047
3.525% due 10/26/21	4,200,000	4,240,415
US Bank NA 3.000% due 02/04/21	3,300,000	3,344,370
Ventas Realty LP REIT 2.650% due 01/15/25	4,000,000	4,016,658
VICI Properties LP REIT 3.500% due 02/15/25 ~	1,050,000	989,462

	Principal Amount	Value
Wells Fargo & Co
1.654% due 06/02/24	$9,000,000	$9,149,650
2.625% due 07/22/22	4,400,000	4,585,987
3.069% due 01/24/23	2,000,000	2,072,128
Willis North America Inc 3.600% due 05/15/24	1,608,000	1,741,228
Zions Bancorp NA 3.350% due 03/04/22	3,000,000	3,067,217

		252,144,765

Industrial - 4.0%

Carrier Global Corp
1.923% due 02/15/23 ~	5,800,000	5,921,093
2.242% due 02/15/25 ~	3,000,000	3,079,154
Masco Corp 3.500% due 04/01/21	2,811,000	2,849,937
Norbord Inc (Canada) 6.250% due 04/15/23 ~	1,005,000	1,063,938
Otis Worldwide Corp
0.754% (USD LIBOR + 0.450%) due 04/05/23 § ~	1,500,000	1,484,120
2.056% due 04/05/25 ~	2,500,000	2,622,875
Penske Truck Leasing Co LP
2.700% due 03/14/23 ~	1,000,000	1,024,229
2.700% due 11/01/24 ~	3,250,000	3,347,674
3.450% due 07/01/24 ~	2,300,000	2,435,860
4.125% due 08/01/23 ~	2,000,000	2,137,560
Raytheon Technologies Corp 3.650% due 08/16/23	102,000	110,480
Reynolds Group Issuer Inc 4.719% (USD LIBOR + 3.500%) due 07/15/21 § ~	2,500,000	2,488,287
Roper Technologies Inc 3.650% due 09/15/23	5,000,000	5,438,833
Ryder System Inc 2.500% due 09/01/24	2,000,000	2,065,257
The Boeing Co
4.508% due 05/01/23	1,250,000	1,320,742
4.875% due 05/01/25	3,825,000	4,169,297
Westinghouse Air Brake Technologies Corp 3.200% due 06/15/25	1,200,000	1,226,419

		42,785,755

Technology - 4.4%

Broadcom Corp
2.650% due 01/15/23	3,500,000	3,633,272
3.125% due 10/15/22 ~	2,500,000	2,606,264
3.625% due 10/15/24 ~	5,000,000	5,436,664
Dell International LLC 4.000% due 07/15/24 ~	5,100,000	5,503,621
HP Inc 2.200% due 06/17/25	5,000,000	5,173,083
Infor Inc 1.450% due 07/15/23 ~	3,000,000	3,027,015
Intuit Inc 0.650% due 07/15/23	1,650,000	1,654,208
Leidos Inc 2.950% due 05/15/23 ~	1,400,000	1,464,505
Micron Technology Inc 2.497% due 04/24/23	8,200,000	8,522,383
NXP BV (Netherlands) 2.700% due 05/01/25 ~	3,300,000	3,471,898
Oracle Corp 2.500% due 04/01/25	2,050,000	2,207,303

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
VMware Inc 4.500% due 05/15/25	$3,450,000	$3,778,709

		46,478,925

Utilities - 5.7%

Avangrid Inc 3.200% due 04/15/25	2,700,000	2,953,750
Dominion Energy Gas Holdings LLC 2.500% due 11/15/24	2,550,000	2,691,558
Dominion Energy Inc 3.071% due 08/15/24	2,280,000	2,450,689
DPL Inc 4.125% due 07/01/25 ~	600,000	601,668
DTE Energy Co
2.250% due 11/01/22	1,600,000	1,653,134
2.600% due 06/15/22	2,400,000	2,475,625
Duke Energy Corp
0.965% (USD LIBOR + 0.650%) due 03/11/22 §	1,000,000	999,437
2.400% due 08/15/22	2,150,000	2,231,588
Edison International 4.950% due 04/15/25	2,000,000	2,201,491
Evergy Inc 2.450% due 09/15/24	4,350,000	4,601,218
FirstEnergy Corp 2.850% due 07/15/22	3,800,000	3,943,835
NextEra Energy Operating Partners LP 4.250% due 07/15/24 ~	5,875,000	5,952,726
NRG Energy Inc 3.750% due 06/15/24 ~	4,104,000	4,340,475
Pacific Gas and Electric Co 1.750% due 06/16/22	7,200,000	7,229,232
Sempra Energy 1.719% (USD LIBOR + 0.500%) due 01/15/21 §	5,000,000	5,000,913
The AES Corp 3.300% due 07/15/25 ~	3,650,000	3,765,650
Vistra Operations Co LLC 3.550% due 07/15/24 ~	7,000,000	7,229,110

		60,322,099

Total Corporate Bonds & Notes (Cost $643,286,246)		657,557,598

SENIOR LOAN NOTES - 8.8%

Communications - 0.3%

CSC Holdings LLC Term B-5 2.685% (USD LIBOR + 2.500%) due 04/15/27 §	1,995,000	1,902,232
T-Mobile USA Inc Term B 3.178% (USD LIBOR + 3.000%) due 04/01/27 §	1,500,000	1,500,000

		3,402,232

Consumer, Cyclical - 1.4%

ClubCorp Holdings Inc Term B 3.058% (USD LIBOR + 2.750%) due 09/18/24 §	1,986,177	1,694,209
Golden Nugget LLC Term B 3.454% (USD LIBOR + 2.500%) due 10/04/23 §	795,539	659,104

	Principal Amount	Value
Marriott Ownership Resorts Inc Term B 1.928% (USD LIBOR + 1.750%) due 08/31/25 §	$2,061,388	$1,937,705
Restaurant Brands International Inc Term B (Canada) 1.928% (USD LIBOR + 1.750%) due 11/19/26 §	3,960,837	3,765,766
SeaWorld Parks & Entertainment Inc Term B-5 3.750% (USD LIBOR + 3.000%) due 03/31/24 §	3,419,237	3,057,369
SRS Distribution Inc Term B 4.322% (USD LIBOR + 3.250%) due 05/24/25 §	3,792,386	3,602,766

		14,716,919

Consumer, Non-Cyclical - 1.8%

AlixPartners LLP Term B due 04/04/24 ¥	1,448,258	1,401,551
Bausch Health Americas Inc Term B 3.190% (USD LIBOR + 3.000%) due 06/01/25 §	5,041,304	4,901,882
Froneri US Inc Term B (United Kingdom) 2.428% (USD LIBOR + 2.250%) due 01/31/27 §	1,380,000	1,302,951
Pathway Vet Alliance LLC due 03/31/27 ¥	1,849,324	1,803,668
Refinitiv US Holdings Inc Term B due 10/01/25 ¥	3,989,873	3,908,580
Sunshine Luxembourg VII SARL Term B (Luxembourg) 5.322% (USD LIBOR + 4.250%) due 10/02/26 §	2,238,750	2,146,802
US Foods Inc Term B 1.928% (USD LIBOR + 1.750%) due 06/27/23 §	1,726,434	1,609,899
Wand NewCo 3 Inc Term B-1 due 02/05/26 ¥	1,777,559	1,693,125

		18,768,458

Financial - 1.5%

Acrisure LLC Term B 3.678% (USD LIBOR + 3.500%) due 02/15/27 §	1,496,250	1,417,697
AssuredPartners Inc Term B 3.678% (USD LIBOR + 3.500%) due 02/13/27 § ¥	7,218,737	6,920,965
NFP Corp Term B 3.428% (USD LIBOR + 3.250%) due 02/13/27 §	4,987,500	4,663,312
USI Inc Term B 3.308% (USD LIBOR + 3.000%) due 05/16/24 §	3,422,215	3,257,949

		16,259,923

Industrial - 2.1%

Advanced Disposal Services Inc Term B 3.000% (USD LIBOR + 2.250%) due 11/10/23 §	6,813,816	6,754,195
Cornerstone Building Brands Inc Term B 3.941% (USD LIBOR + 3.750%) due 04/12/25 §	1,989,848	1,899,475
Filtration Group Corp Term B 3.178% (USD LIBOR + 3.000%) due 03/29/25 § ¥	3,771,529	3,634,811

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Reynolds Group Holdings Inc Term B 2.928% (USD LIBOR + 2.750%) due 02/05/23 §	$6,120,099	$5,855,405
The Hillman Group Inc Term B 5.072% (USD LIBOR + 4.000%) due 05/31/25 §	1,984,810	1,874,405
TransDigm Inc Term F 2.428% (USD LIBOR + 2.250%) due 12/09/25 §	1,984,949	1,801,754

		21,820,045

Technology - 1.4%

Tempo Acquisition LLC Term B 2.928% (USD LIBOR + 2.750%) due 05/01/24 §	5,478,189	5,228,246
The Dun & Bradstreet Corp Term B 4.184% (USD LIBOR + 4.000%) due 02/08/26 §	2,493,750	2,437,641
The Ultimate Software Group Inc due 05/03/26 ¥	2,750,000	2,723,237
Vertafore Inc Term B 3.428% (USD LIBOR + 3.250%) due 07/02/25 §	4,708,580	4,452,970

		14,842,094

Utilities - 0.3%

PG&E Corp Term B 5.500% (USD LIBOR + 4.500%) due 06/23/25 §	3,250,000	3,213,438

Total Senior Loan Notes (Cost $96,668,443)		93,023,109

ASSET-BACKED SECURITIES - 18.2%

Ally Auto Receivables Trust 3.020% due 09/15/23	1,000,000	1,002,816
AmeriCredit Automobile Receivables Trust
0.494% (USD LIBOR + 0.300%) due 01/18/23 §	1,460,701	1,459,851
0.544% (USD LIBOR + 0.350%) due 03/20/23 §	2,000,000	1,999,783
1.100% due 03/20/23	2,500,000	2,507,996
1.480% due 01/21/25	2,750,000	2,754,406
1.900% due 03/18/22	224,632	224,791
2.170% due 01/18/23	730,350	735,783
2.300% due 02/18/22	931,646	933,062
2.360% due 12/19/22	2,500,000	2,527,261
2.600% due 09/18/23	2,000,000	2,044,072
2.970% due 11/20/23	1,500,000	1,531,723
3.130% due 02/18/25	1,550,000	1,610,449
3.450% due 06/18/24	2,000,000	2,069,740
3.500% due 01/18/24	2,000,000	2,081,842
Apidos CLO XV (Cayman) 2.145% (USD LIBOR + 1.010%) due 04/20/31 § ~	1,250,000	1,220,287
Apidos CLO XXV (Cayman) 2.305% (USD LIBOR + 1.170%) due 10/20/31 § ~	2,000,000	1,955,373
Apidos CLO XXX (Cayman) 2.275% (USD LIBOR + 1.140%) due 10/18/31 § ~	3,000,000	2,938,526
Atrium XIII (Cayman) 2.223% (USD LIBOR + 1.180%) due 11/21/30 § ~	470,000	460,909

	Principal Amount	Value
Benefit Street Partners CLO IV Ltd (Cayman) 2.385% (USD LIBOR + 1.250%) due 01/20/29 § ~	$1,000,000	$986,386
Benefit Street Partners CLO X Ltd (Cayman)
2.359% (USD LIBOR + 1.140%) due 01/15/29 § ~	3,050,000	2,978,330
2.969% (USD LIBOR + 1.750%) due 01/15/29 § ~	500,000	484,517
Buttermilk Park CLO Ltd (Cayman) 2.319% (USD LIBOR + 1.100%) due 10/15/31 § ~	850,000	825,929
Capital Auto Receivables Asset Trust 3.480% due 10/20/23 ~	1,000,000	1,017,271
Carlyle Global Market Strategies CLO Ltd (Cayman) 2.041% (USD LIBOR + 1.050%) due 07/27/31 § ~	496,041	484,881
CIFC Funding 2015-III CLO Ltd (Cayman) 2.005% (USD LIBOR + 0.870%) due 04/19/29 § ~	1,500,000	1,472,732
Dryden 33 Senior Loan Fund (Cayman) 2.969% (USD LIBOR + 1.750%) due 04/15/29 § ~	2,000,000	1,947,555
Dryden 43 Senior Loan CLO Fund (Cayman) 2.275% (USD LIBOR + 1.140%) due 07/20/29 § ~	3,750,000	3,704,666
Dryden 55 CLO Ltd (Cayman) 2.239% (USD LIBOR + 1.020%) due 04/15/31 § ~	2,500,000	2,431,145
Dryden 58 CLO Ltd (Cayman) 2.135% (USD LIBOR + 1.000%) due 07/17/31 § ~	2,000,000	1,941,893
Dryden 61 CLO Ltd (Cayman) 2.295% (USD LIBOR + 1.160%) due 01/17/32 § ~	5,000,000	4,875,964
Dryden 64 CLO Ltd (Cayman) 2.105% (USD LIBOR + 0.970%) due 04/18/31 § ~	2,000,000	1,942,161
Dryden 75 CLO Ltd (Cayman) 2.919% (USD LIBOR + 1.700%) due 07/15/30 § ~	2,400,000	2,352,335
Ford Credit Auto Owner Trust
0.425% (USD LIBOR + 0.240%) due 02/15/22 §	742,061	742,513
1.190% due 01/15/26	2,050,000	2,055,617
2.040% due 08/15/31 ~	2,000,000	2,035,593
2.130% due 05/15/25	5,000,000	5,156,732
2.350% due 04/15/23	1,000,000	1,013,066
2.500% due 05/15/24	1,750,000	1,772,884
3.380% due 03/15/24	1,650,000	1,746,935
GM Financial Consumer Automobile Receivables Trust ‘B’ 3.270% due 01/16/24	1,200,000	1,241,031
Hilton Grand Vacations Trust 2.740% due 02/25/39 ~	389,431	393,776
Hyundai Auto Receivables Trust 2.400% due 06/15/26	2,000,000	2,042,469
Magnetite VIII CLO Ltd (Cayman) 2.199% (USD LIBOR + 0.980%) due 04/15/31 § ~	2,000,000	1,950,806
Magnetite XIV-R CLO Ltd ‘A1’ (Cayman) 2.255% (USD LIBOR + 1.120%) due 10/18/31 § ~	3,000,000	2,915,732
Magnetite XVIII CLO Ltd (Cayman) 1.472% (USD LIBOR + 1.080%) due 11/15/28 § ~	3,000,000	2,948,342

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Magnetite XXI CLO Ltd (Cayman) 2.415% (USD LIBOR + 1.280%) due 04/20/30 § ~	$1,000,000	$985,238
Navient Private Education Loan Trust 3.610% due 12/15/59 ~	1,398,098	1,430,659
Navient Private Education Refi Loan Trust
0.535% (USD LIBOR + 0.350%) due 11/15/68 § ~	1,422,312	1,417,561
0.935% (USD LIBOR + 0.750%) due 11/15/68 § ~	1,704,354	1,702,486
1.690% due 05/15/69 ~	2,000,000	2,009,529
2.120% due 01/15/69 ~	2,500,000	2,541,933
2.180% due 08/15/68 ~	2,059,273	2,071,249
2.460% due 11/15/68 ~	1,000,000	1,024,082
2.820% due 02/15/68 ~	1,394,613	1,405,347
Navient Student Loan Trust
0.455% (USD LIBOR + 0.270%) due 02/27/68 § ~	1,301,541	1,299,720
0.565% (USD LIBOR + 0.380%) due 03/25/67 § ~	3,544,425	3,525,072
2.640% due 05/15/68 ~	2,000,000	2,046,608
3.390% due 12/15/59 ~	2,000,000	2,072,312
OCP CLO Ltd (Cayman) 1.811% (USD LIBOR + 0.820%) due 10/26/27 § ~	1,515,403	1,500,503
Octagon Investment Partners 25 Ltd (Cayman) 1.935% (USD LIBOR + 0.800%) due 10/20/26 § ~	3,000,000	2,947,500
OneMain Financial Issuance CLO Trust 2.370% due 09/14/32 ~	737,541	739,943
Palmer Square CLO Ltd (Cayman)
1.242% (USD LIBOR + 0.850%) due 08/15/26 § ~	1,053,435	1,046,260
2.276% (USD LIBOR + 1.100%) due 07/16/31 § ~	2,250,000	2,190,275
Palmer Square Loan Funding CLO Ltd (Cayman)
1.292% (USD LIBOR + 0.900%) due 11/15/26 § ~	1,310,528	1,295,737
1.727% (USD LIBOR + 1.350%) due 02/20/28 § ~	2,950,000	2,845,420
1.869% (USD LIBOR + 0.650%) due 07/15/26 § ~	1,236,812	1,227,537
1.920% (USD LIBOR + 0.900%) due 10/24/27 § ~	1,736,249	1,718,698
2.185% (USD LIBOR + 1.050%) due 04/20/27 § ~	3,688,553	3,668,998
2.277% (USD LIBOR + 1.900%) due 02/20/28 § ~	1,200,000	1,121,998
Regatta Funding CLO LP (Cayman) 2.469% (USD LIBOR + 1.250%) due 01/15/29 § ~	3,000,000	2,959,619
Regatta X Funding CLO Ltd (Cayman) 2.255% (USD LIBOR + 1.120%) due 01/17/31 § ~	3,000,000	2,922,734
Regatta XIV Funding Ltd (Cayman) 2.181% (USD LIBOR + 1.190%) due 10/25/31 § ~	1,100,000	1,075,250
Santander Drive Auto Receivables Trust
1.650% due 04/15/21	1,571,229	1,572,505
2.070% due 01/17/23	3,000,000	3,024,928
2.280% due 09/15/23	2,500,000	2,532,320
2.630% due 07/15/22	232,283	232,778
2.790% due 01/16/24	5,000,000	5,079,198
3.210% due 09/15/23	2,000,000	2,020,828
3.270% due 01/17/23	625,958	628,092
3.290% due 10/17/22	137,255	137,405

	Principal Amount	Value
3.420% due 04/15/25	$1,750,000	$1,785,483
3.520% due 12/15/22	1,126,576	1,131,617
SLC Student Loan Trust
0.413% (USD LIBOR + 0.100%) due 09/15/26 §	1,104,401	1,103,464
0.423% (USD LIBOR + 0.110%) due 03/15/27 §	4,479,375	4,431,225
0.433% (USD LIBOR + 0.120%) due 06/15/29 §	841,884	829,034
SLM Student Loan Trust 1.371% (USD LIBOR + 0.380%) due 10/25/24 §	986,296	984,139
SMB Private Education Loan Trust
0.535% (USD LIBOR + 0.350%) due 07/15/26 § ~	2,667,456	2,662,452
2.340% due 09/15/34 ~	3,158,719	3,211,558
2.700% due 05/15/31 ~	1,338,789	1,370,748
3.050% due 05/15/26 ~	1,250,737	1,262,765
3.440% due 07/15/36 ~	1,850,000	1,936,240
3.500% due 02/15/36 ~	988,103	1,034,841
3.600% due 01/15/37 ~	2,728,155	2,838,923
3.630% due 11/15/35 ~	2,894,174	3,036,030
Sofi Consumer Loan Program Trust
2.020% due 01/25/29 ~	1,464,574	1,480,765
2.450% due 08/25/28 ~	1,209,155	1,222,988
Sofi Professional Loan Program LLC
2.060% due 05/15/46 ~	2,605,971	2,631,843
2.130% due 11/16/48 ~	1,509,908	1,520,453
Verizon Owner Trust
0.640% (USD LIBOR + 0.450%) due 12/20/23 §	3,000,000	3,009,717
1.850% due 07/22/24	3,500,000	3,596,069
Volvo Financial Equipment LLC 3.130% due 11/15/23 ~	2,000,000	2,069,730

Total Asset-Backed Securities (Cost $192,141,613)		192,690,337

U.S. TREASURY OBLIGATIONS - 7.8%

U.S. Treasury Notes - 7.8%

2.250% due 03/31/21	6,000,000	6,094,688
2.500% due 01/15/22	8,000,000	8,286,719
1.250% due 07/31/23	6,000,000	6,198,633
1.750% due 07/31/24	9,500,000	10,089,297
1.500% due 08/15/22	3,000,000	3,085,605
1.250% due 08/31/24	5,000,000	5,210,742
1.375% due 10/15/22	5,000,000	5,138,086
1.375% due 01/31/25	4,000,000	4,203,203
1.375% due 01/31/22	5,000,000	5,095,605
1.375% due 02/15/23	10,000,000	10,315,625
1.500% due 09/30/24	10,000,000	10,534,570
2.000% due 01/15/21	5,000,000	5,049,707
2.000% due 07/31/22	3,000,000	3,115,020

Total U.S. Treasury Obligations (Cost $80,354,348)		82,417,500

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 3.9%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.110%	41,722,235	$41,722,235

Total Short-Term Investment (Cost $41,722,235)		41,722,235

TOTAL INVESTMENTS - 100.7% (Cost $1,054,172,885)		1,067,410,779

OTHER ASSETS & LIABILITIES, NET - (0.7%)		(7,592,379)

NET ASSETS - 100.0%		$1,059,818,400

Notes to Schedule of Investments

(a)	Pursuant to the terms of the following senior loan agreement, the Fund had an unfunded loan commitment which could be extended at the option of the borrower.

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation (Depreciation)
Pathway Vet Alliance LLC	$146,909	$146,956	$47

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

		Total Value at June 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$657,557,598	$—	$657,557,598	$—
	Senior Loan Notes	93,023,109	—	93,023,109	—
	Asset-Backed Securities	192,690,337	—	192,690,337	—
	U.S. Treasury Obligations	82,417,500	—	82,417,500	—
	Short-Term Investment	41,722,235	41,722,235	—	—
	Unfunded Loan Commitment	146,956	—	146,956	—

	Total	$1,067,557,735	$41,722,235	$1,025,835,500	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PACIFIC FUNDSSM CORE INCOME

Schedule of Investments

June 30, 2020 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 54.5%

Basic Materials - 0.8%

Anglo American Capital PLC (South Africa) 5.625% due 04/01/30 ~	$4,600,000	$5,565,794
Barminco Finance Pty Ltd (Australia) 6.625% due 05/15/22 ~	800,000	792,500
Teck Resources Ltd Canada) 3.900% due 07/15/30 ~	2,100,000	2,099,632

		8,457,926

Communications - 4.2%

AT&T Inc
2.750% due 06/01/31	5,500,000	5,702,825
3.850% due 06/01/60	2,800,000	2,982,886
5.250% due 03/01/37	4,000,000	4,950,123
CCO Holdings LLC 4.750% due 03/01/30 ~	3,000,000	3,074,160
Charter Communications Operating LLC
4.800% due 03/01/50	1,850,000	2,105,458
5.750% due 04/01/48	2,000,000	2,492,564
Diamond Sports Group LLC 5.375% due 08/15/26 ~	2,000,000	1,459,840
Discovery Communications 5.300% due 05/15/49	2,500,000	3,054,280
eBay Inc 2.700% due 03/11/30	1,700,000	1,790,538
Sprint Communications Inc 6.000% due 11/15/22	6,000,000	6,336,690
Sprint Spectrum Co LLC 3.360% due 03/20/23 ~	1,871,563	1,897,287
T-Mobile USA Inc 3.875% due 04/15/30 ~	3,450,000	3,851,735
Tencent Holdings Ltd (China) 3.240% due 06/03/50 ~	3,500,000	3,517,066
Verizon Communications Inc 3.850% due 11/01/42	2,000,000	2,444,948

		45,660,400

Consumer, Cyclical - 7.2%

Air Canada Pass-Through Trust ‘A’ (Canada) 4.125% due 11/15/26 ~	3,888,076	3,588,135
American Airlines Pass-Through Trust ‘AA’ 3.600% due 03/22/29	2,512,695	2,333,099
American Airlines Pass-Through Trust ‘B’ 4.375% due 04/01/24	484,091	348,611
Beazer Homes USA Inc 7.250% due 10/15/29	2,150,000	2,086,908
BorgWarner Inc 2.650% due 07/01/27	2,000,000	2,051,033
British Airways Pass-Through Trust ‘A’ (United Kingdom)
3.350% due 12/15/30 ~	2,867,061	2,376,258
4.625% due 12/20/25 ~	1,992,310	1,857,593
British Airways Pass-Through Trust ‘AA’ (United Kingdom) 3.300% due 06/15/34 ~	4,343,725	3,934,459
Continental Airlines Pass-Through Trust ‘A’ 4.000% due 04/29/26	2,360,780	2,158,419
Delta Air Lines Inc
2.600% due 12/04/20	2,000,000	1,977,964
7.375% due 01/15/26	1,000,000	968,475
Delta Air Lines Pass-Through Trust ‘AA’ 3.625% due 01/30/29	1,389,204	1,377,937

	Principal Amount	Value
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.500% due 02/15/23 ~	$2,750,000	$2,333,774
Ferguson Finance PLC 3.250% due 06/02/30 ~	6,000,000	6,158,263
Ford Motor Co 8.500% due 04/21/23	1,200,000	1,271,250
Ford Motor Credit Co LLC
3.087% due 01/09/23	1,850,000	1,762,698
5.584% due 03/18/24	2,350,000	2,377,648
General Motors Co
5.000% due 10/01/28	3,000,000	3,188,001
6.800% due 10/01/27	1,400,000	1,633,506
Harley-Davidson Financial Services Inc 3.350% due 06/08/25 ~	2,000,000	2,046,194
Hasbro Inc
3.000% due 11/19/24	5,500,000	5,766,297
3.550% due 11/19/26	4,285,000	4,534,427
JetBlue Pass-Through Trust ‘AA’ 2.750% due 11/15/33	1,778,053	1,694,380
Lennar Corp 6.250% due 12/15/21	2,500,000	2,590,312
Marriott International Inc 5.750% due 05/01/25	2,150,000	2,345,560
Nordstrom Inc
4.375% due 04/01/30	2,000,000	1,571,752
5.000% due 01/15/44	2,500,000	1,772,406
8.750% due 05/15/25 ~	400,000	430,811
Sands China Ltd (Macau) 3.800% due 01/08/26 ~	1,050,000	1,084,135
Six Flags Entertainment Corp 4.875% due 07/31/24 ~	2,000,000	1,793,760
Spirit Airlines Pass-Through Trust ‘AA’ 4.100% due 10/01/29	512,563	435,696
United Airlines Pass-Through Trust ‘A’ 2.900% due 11/01/29	1,400,000	1,165,137
United Airlines Pass-Through Trust ‘AA’ 4.150% due 02/25/33	1,111,039	1,097,673
United Airlines Pass-Through Trust ‘B’
3.650% due 04/07/27	1,414,583	1,037,207
4.750% due 10/11/23	3,024,881	2,689,538
US Airways Pass-Through Trust ‘A’ 4.625% due 12/03/26	2,093,136	1,777,483

		77,616,799

Consumer, Non-Cyclical - 7.6%

AbbVie Inc
3.200% due 11/21/29 ~	5,000,000	5,582,762
4.250% due 11/21/49 ~	2,500,000	3,010,087
Alcon Finance Corp (Switzerland) 2.600% due 05/27/30 ~	3,200,000	3,293,067
AmerisourceBergen Corp 2.800% due 05/15/30	2,100,000	2,214,446
Amgen Inc 3.150% due 02/21/40	2,750,000	2,933,727
Anheuser-Busch InBev Worldwide Inc (Belgium)
4.000% due 01/17/43	2,000,000	2,186,369
4.700% due 02/01/36	2,000,000	2,360,491
5.450% due 01/23/39	5,000,000	6,323,338
Anthem Inc 2.250% due 05/15/30	2,000,000	2,060,268
Cigna Corp 4.375% due 10/15/28	3,000,000	3,552,750
Coca-Cola Femsa SAB de CV (Mexico) 2.750% due 01/22/30	2,000,000	2,120,813

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Constellation Brands Inc
2.875% due 05/01/30	$650,000	$690,291
3.500% due 05/09/27	4,000,000	4,431,986
3.750% due 05/01/50	2,000,000	2,184,153
CoStar Group Inc due 07/15/30 # ~	3,400,000	3,486,026
CVS Health Corp 3.750% due 04/01/30	2,200,000	2,534,895
Equifax Inc 3.100% due 05/15/30	3,000,000	3,195,632
Global Payments Inc
3.200% due 08/15/29	4,500,000	4,828,844
4.150% due 08/15/49	2,450,000	2,810,124
Humana Inc 3.125% due 08/15/29	2,700,000	2,930,573
Kraft Heinz Foods Co 3.000% due 06/01/26	4,000,000	4,046,611
Mondelez International Inc 2.750% due 04/13/30	1,800,000	1,945,553
Quest Diagnostics Inc 2.800% due 06/30/31	700,000	735,346
Takeda Pharmaceutical Co Ltd (Japan) due 07/09/40 #	3,500,000	3,539,654
Teva Pharmaceutical Finance Netherlands III BV (Israel) 2.200% due 07/21/21	260,000	255,298
Upjohn Inc
2.300% due 06/22/27 ~	2,250,000	2,326,487
3.850% due 06/22/40 ~	3,350,000	3,605,288
Verisk Analytics Inc 4.125% due 03/15/29	3,150,000	3,682,347

		82,867,226

Energy - 2.6%

Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/29 ~	2,075,000	2,128,709
Energy Transfer Operating LP 4.750% due 01/15/26	6,000,000	6,557,350
Florida Gas Transmission Co LLC 2.550% due 07/01/30 ~	2,200,000	2,252,550
Kinder Morgan Energy Partners LP 5.000% due 08/15/42	2,000,000	2,223,623
MPLX LP
5.200% due 12/01/47	1,200,000	1,266,377
5.250% due 01/15/25	6,000,000	6,239,800
6.875% due 08/15/68	1,000,000	899,727
ONEOK Inc 2.200% due 09/15/25	2,000,000	1,965,358
Petroleos Mexicanos (Mexico) 6.350% due 02/12/48	2,100,000	1,562,075
Sabine Pass Liquefaction LLC 4.200% due 03/15/28	1,850,000	1,985,308
Transcontinental Gas Pipe Line Co LLC 3.250% due 05/15/30 ~	1,500,000	1,605,191

		28,686,068

Financial - 18.1%

AerCap Ireland Capital DAC (Ireland) 6.500% due 07/15/25	800,000	838,990
Air Lease Corp 3.375% due 07/01/25	1,200,000	1,201,060
Air Lease Corp 3.875% due 04/01/21	1,047,000	1,053,164
American International Group Inc 3.400% due 06/30/30	3,450,000	3,744,948

	Principal Amount	Value
Bank of America Corp
2.592% due 04/29/31	$4,350,000	$4,611,228
3.194% due 07/23/30	3,000,000	3,313,593
4.183% due 11/25/27	2,850,000	3,254,549
4.200% due 08/26/24	3,500,000	3,886,004
4.250% due 10/22/26	4,500,000	5,162,790
Boston Properties LP REIT
2.750% due 10/01/26	1,927,000	2,067,579
3.400% due 06/21/29	1,600,000	1,767,398
Citigroup Inc
2.666% due 01/29/31	5,250,000	5,455,138
4.000% due 08/05/24	2,000,000	2,182,137
4.125% due 07/25/28	3,600,000	4,071,532
4.400% due 06/10/25	3,000,000	3,361,838
4.600% due 03/09/26	3,948,000	4,511,082
Columbia Property Trust Operating Partnership LP REIT 4.150% due 04/01/25	3,500,000	3,698,436
Crown Castle International Corp REIT 3.300% due 07/01/30	1,500,000	1,641,150
Duke Realty LP REIT 3.750% due 12/01/24	3,420,000	3,764,499
Equinix Inc 1.800% due 07/15/27	1,450,000	1,458,744
Equinix Inc REIT 2.900% due 11/18/26	3,650,000	3,942,967
Fidelity National Financial Inc 3.400% due 06/15/30	1,350,000	1,407,980
First American Financial Corp 4.000% due 05/15/30	3,650,000	4,009,323
Five Corners Funding Trust II 2.850% due 05/15/30 ~	5,000,000	5,162,295
GE Capital Funding LLC 4.400% due 05/15/30 ~	2,000,000	2,082,017
GLP Capital LP REIT 5.250% due 06/01/25	3,450,000	3,762,294
HealthPeak Properties Inc REIT 3.500% due 07/15/29	2,800,000	3,053,442
Host Hotels & Resorts LP REIT 3.375% due 12/15/29	3,200,000	3,061,717
HSBC Holdings PLC (United Kingdom) 2.099% due 06/04/26	3,950,000	3,993,860
Intercontinental Exchange Inc 2.100% due 06/15/30	3,500,000	3,575,259
Jackson National Life Global Funding 2.650% due 06/21/24 ~	4,000,000	4,207,919
JPMorgan Chase & Co
2.522% due 04/22/31	4,800,000	5,080,368
2.956% due 05/13/31	1,700,000	1,811,625
4.125% due 12/15/26	4,000,000	4,661,141
KeyCorp 2.550% due 10/01/29	3,500,000	3,625,047
Mid-America Apartments LP REIT
2.750% due 03/15/30	2,000,000	2,118,475
3.600% due 06/01/27	1,276,000	1,417,777
Morgan Stanley
2.699% due 01/22/31	5,900,000	6,274,556
5.000% due 11/24/25	6,500,000	7,601,189
Piedmont Operating Partnership LP REIT 4.450% due 03/15/24	3,100,000	3,180,260
PNC Bank NA 2.700% due 10/22/29	2,500,000	2,668,584
Prudential PLC (Canada) 3.125% due 04/14/30	1,840,000	1,978,765
Springleaf Finance Corp
5.375% due 11/15/29	1,575,000	1,490,265
6.125% due 03/15/24	5,200,000	5,295,186

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Teachers Insurance & Annuity Association of America 4.270% due 05/15/47 ~	$3,000,000	$3,571,217
The Goldman Sachs Group Inc
2.600% due 02/07/30	6,000,000	6,271,520
3.500% due 11/16/26	2,000,000	2,201,146
The Howard Hughes Corp 5.375% due 03/15/25 ~	2,500,000	2,334,287
The Northwestern Mutual Life Insurance Co 3.625% due 09/30/59 ~	3,000,000	3,342,746
Truist Bank 2.250% due 03/11/30	1,750,000	1,769,626
UDR Inc REIT 2.950% due 09/01/26	2,000,000	2,121,045
Ventas Realty LP REIT
3.000% due 01/15/30	2,050,000	2,032,265
3.500% due 02/01/25	2,900,000	2,996,755
VICI Properties LP REIT 3.500% due 02/15/25 ~	1,300,000	1,225,049
Wells Fargo & Co
2.188% due 04/30/26	6,650,000	6,883,760
2.393% due 06/02/28	6,650,000	6,876,196
4.400% due 06/14/46	3,750,000	4,539,534
Willis North America Inc 2.950% due 09/15/29	3,400,000	3,609,237

		196,282,553

Industrial - 4.3%

Allegion US Holding Co Inc 3.550% due 10/01/27	4,336,000	4,546,412
Bemis Co. Inc 2.630% due 06/19/30	1,200,000	1,231,620
Carrier Global Corp 3.577% due 04/05/50 ~	4,000,000	3,920,441
General Electric Co 4.350% due 05/01/50	2,100,000	2,084,640
Jabil Inc 3.600% due 01/15/30	2,650,000	2,779,929
Masco Corp 7.750% due 08/01/29	2,000,000	2,567,704
Norbord Inc (Canada)
5.750% due 07/15/27 ~	3,000,000	3,070,680
6.250% due 04/15/23 ~	2,000,000	2,117,290
Otis Worldwide Corp 3.112% due 02/15/40 ~	1,650,000	1,697,854
Owens-Brockway Glass Container Inc 5.000% due 01/15/22 ~	406,000	406,903
Penske Truck Leasing Co LP
2.700% due 11/01/24 ~	1,850,000	1,905,599
3.450% due 07/01/24 ~	1,350,000	1,429,744
4.450% due 01/29/26 ~	1,200,000	1,324,737
Ryder System Inc 2.500% due 09/01/24	2,000,000	2,065,257
Sonoco Products Co 3.125% due 05/01/30	4,450,000	4,653,640
Standard Industries Inc 5.000% due 02/15/27 ~	2,550,000	2,589,283
The Boeing Co 5.805% due 05/01/50	2,000,000	2,365,199
Waste Connections Inc 3.500% due 05/01/29	2,600,000	2,923,501
Westinghouse Air Brake Technologies Corp 3.200% due 06/15/25	1,200,000	1,226,419
Xylem Inc 2.250% due 01/30/31	1,950,000	1,965,350

		46,872,202

	Principal Amount	Value
Technology - 4.7%

Broadcom Inc
4.250% due 04/15/26 ~	$5,000,000	$5,571,663
5.000% due 04/15/30 ~	3,300,000	3,799,420
Citrix Systems Inc 3.300% due 03/01/30	2,800,000	2,998,558
Dell International LLC 4.900% due 10/01/26 ~	4,000,000	4,407,720
Fiserv Inc 3.500% due 07/01/29	4,150,000	4,668,957
HP Inc 3.000% due 06/17/27	3,350,000	3,516,774
Infor Inc 1.750% due 07/15/25 ~	2,800,000	2,815,023
Leidos Inc 4.375% due 05/15/30 ~	3,350,000	3,781,983
Micron Technology Inc 4.185% due 02/15/27	2,100,000	2,328,492
NXP BV (Netherlands)
3.400% due 05/01/30 ~	5,250,000	5,660,875
3.875% due 06/18/26 ~	3,000,000	3,362,044
Oracle Corp 3.600% due 04/01/50	1,750,000	1,981,538
VMware Inc
4.650% due 05/15/27	2,500,000	2,768,904
4.700% due 05/15/30	3,500,000	3,876,269

		51,538,220

Utilities - 5.0%

Appalachian Power Co 3.700% due 05/01/50	2,000,000	2,202,822
Avangrid Inc 3.800% due 06/01/29	1,900,000	2,209,554
Consolidated Edison Co of New York Inc 3.350% due 04/01/30	2,750,000	3,135,925
Dominion Energy Inc 3.071% due 08/15/24	540,000	580,426
DPL Inc
4.125% due 07/01/25 ~	600,000	601,668
4.350% due 04/15/29	1,350,000	1,369,020
Electricite de France SA (France) 4.500% due 09/21/28 ~	2,000,000	2,331,581
Exelon Corp 4.700% due 04/15/50	2,350,000	2,998,791
FirstEnergy Corp 2.650% due 03/01/30	2,900,000	3,032,530
IPALCO Enterprises Inc
3.700% due 09/01/24	3,500,000	3,748,827
4.250% due 05/01/30 ~	2,400,000	2,610,008
Kentucky Utilities Co 3.300% due 06/01/50	1,550,000	1,664,054
NextEra Energy Operating Partners LP 4.250% due 07/15/24 ~	6,925,000	7,016,618
Oklahoma Gas & Electric Co 3.300% due 03/15/30	2,450,000	2,696,277
Pacific Gas and Electric Co 2.500% due 02/01/31	3,300,000	3,234,330
PacifiCorp 2.700% due 09/15/30	2,350,000	2,569,640
Southern California Edison Co 4.000% due 04/01/47	2,750,000	3,145,560
Talen Energy Supply LLC
6.500% due 06/01/25	1,000,000	676,965
6.625% due 01/15/28 ~	2,500,000	2,454,212

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Vistra Operations Co LLC 3.550% due 07/15/24 ~	$5,500,000	$5,680,015

		53,958,823

Total Corporate Bonds & Notes (Cost $564,516,310)		591,940,217

SENIOR LOAN NOTES - 10.5%

Communications - 0.5%

CSC Holdings LLC Term B-5 2.685% (USD LIBOR + 2.500%) due 04/15/27 §	4,239,375	4,042,244
T-Mobile USA Inc Term B 3.178% (USD LIBOR + 3.000%) due 04/01/27 §	1,500,000	1,500,000

		5,542,244

Consumer, Cyclical - 1.9%

Bass Pro Group LLC Term B 6.072% (USD LIBOR + 5.000%) due 09/25/24 §	1,461,119	1,412,171
ClubCorp Holdings Inc Term B 3.058% (USD LIBOR + 2.750%) due 09/18/24 §	2,979,266	2,541,314
Golden Nugget LLC Term B 3.454% (USD LIBOR + 2.500%) due 10/04/23 §	799,645	662,506
Marriott Ownership Resorts Inc Term B 1.928% (USD LIBOR + 1.750%) due 08/31/25 §	4,362,546	4,100,794
Restaurant Brands International Inc Term B (Canada) 1.928% (USD LIBOR + 1.750%) due 11/19/26 §	4,193,326	3,986,805
SeaWorld Parks & Entertainment Inc Term B-5 3.750% (USD LIBOR + 3.000%) due 03/31/24 §	3,879,470	3,468,894
SRS Distribution Inc Term B 4.322% (USD LIBOR + 3.250%) due 05/24/25 §	3,792,386	3,602,766

		19,775,250

Consumer, Non-Cyclical - 1.8%

AlixPartners LLP Term B due 04/04/24 ¥	1,448,258	1,401,552
Bausch Health Americas Inc Term B 3.190% (USD LIBOR + 3.000%) due 06/01/25 §	4,207,108	4,090,756
Froneri US Inc Term B (United Kingdom) 2.428% (USD LIBOR + 2.250%) due 01/31/27 §	2,200,000	2,077,167
Pathway Vet Alliance LLC due 03/31/27 ¥	1,849,324	1,803,668
Refinitiv US Holdings Inc Term B due 10/01/25 ¥	3,989,873	3,908,580
Sunshine Luxembourg VII SARL Term B (Luxembourg) 5.322% (USD LIBOR + 4.250%) due 10/02/26 §	2,238,750	2,146,802
US Foods Inc Term B 1.928% (USD LIBOR + 1.750%) due 06/27/23 §	2,780,100	2,592,443

	Principal Amount	Value
Wand NewCo 3 Inc Term B-1 due 02/05/26 ¥	$1,777,559	$1,693,125

		19,714,093

Financial - 1.6%

Acrisure LLC Term B 3.678% (USD LIBOR + 3.500%) due 02/15/27 §	1,496,250	1,417,697
AssuredPartners Inc Term B 3.678% (USD LIBOR + 3.500%) due 02/13/27 §	4,228,750	4,054,314
HUB International Ltd Term B 4.020% (USD LIBOR + 2.750%) due 04/25/25 §	3,454,810	3,303,662
NFP Corp Term B 3.428% (USD LIBOR + 3.250%) due 02/13/27 §	4,987,500	4,663,313
USI Inc Term B 3.308% (USD LIBOR + 3.000%) due 05/16/24 §	3,882,482	3,696,123

		17,135,109

Industrial - 2.9%

Advanced Disposal Services Inc Term B 3.000% (USD LIBOR + 2.250%) due 11/10/23 §	6,811,158	6,751,561
Cornerstone Building Brands Inc Term B 3.941% (USD LIBOR + 3.750%) due 04/12/25 §	2,984,772	2,849,212
Filtration Group Corp Term B 3.178% (USD LIBOR + 3.000%) due 03/29/25 § ¥	4,761,006	4,588,420
Reynolds Group Holdings Inc Term B 2.928% (USD LIBOR + 2.750%) due 02/05/23 §	7,876,453	7,535,796
The Hillman Group Inc Term B 5.072% (USD LIBOR + 4.000%) due 05/31/25 §	2,977,215	2,811,607
TransDigm Inc
Term E 2.428% (USD LIBOR + 2.250%) due 05/30/25 §	1,899,102	1,716,709
Term F 2.428% (USD LIBOR + 2.250%) due 12/09/25 §	5,768,502	5,236,116

		31,489,421

Technology - 1.5%

Tempo Acquisition LLC Term B 2.928% (USD LIBOR + 2.750%) due 05/01/24 §	5,478,189	5,228,246
The Dun & Bradstreet Corp Term B 4.184% (USD LIBOR + 4.000%) due 02/08/26 §	2,493,750	2,437,640
The Ultimate Software Group Inc due 05/03/26 ¥	2,750,000	2,723,237
Vertafore Inc Term B 3.428% (USD LIBOR + 3.250%) due 07/02/25 §	6,173,624	5,838,483

		16,227,606

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Utilities - 0.3%

PG&E Corp Term B 5.500% (USD LIBOR + 4.500%) due 06/23/25 §	$3,500,000	$3,460,625

Total Senior Loan Notes (Cost $118,428,638)		113,344,348

MORTGAGE-BACKED SECURITIES - 2.0%

Fannie Mae - 2.0%
due 07/01/35 #	7,000,000	7,327,305
due 07/01/35 #	11,000,000	11,377,695
due 07/01/50 #	3,000,000	3,068,789

		21,773,789

Total Mortgage-Backed Securities (Cost $21,726,230)		21,773,789

ASSET-BACKED SECURITIES - 12.2%

AmeriCredit Automobile Receivables Trust
2.240% due 06/19/23	1,450,000	1,457,985
2.400% due 05/18/22	1,312,049	1,316,930
2.690% due 06/19/23	3,325,000	3,395,068
2.710% due 08/18/22	1,500,000	1,516,667
3.130% due 02/18/25	1,250,000	1,298,749
3.360% due 02/18/25	1,000,000	1,040,044
Apidos CLO XXX ‘A2’ (Cayman) 2.735% (USD LIBOR + 1.600%) due 10/18/31 § ~	3,600,000	3,464,283
Benefit Street Partners CLO X Ltd (Cayman)
2.359% (USD LIBOR + 1.140%) due 01/15/29 § ~	400,000	390,601
2.969% (USD LIBOR + 1.750%) due 01/15/29 § ~	250,000	242,258
Buttermilk Park CLO Ltd ‘A1’ (Cayman) 2.319% (USD LIBOR + 1.100%) due 10/15/31 § ~	1,600,000	1,554,690
Capital Auto Receivables Asset Trust 3.090% due 08/22/22 ~	1,600,000	1,636,152
Carlyle Global Market Strategies CLO Ltd (Cayman)
2.041% (USD LIBOR + 1.050%) due 07/27/31 § ~	992,083	969,761
2.541% (USD LIBOR + 1.550%) due 07/27/31 § ~	2,000,000	1,863,772
CIFC Funding 2015-III CLO Ltd (Cayman) 2.005% (USD LIBOR + 0.870%) due 04/19/29 § ~	1,500,000	1,472,732
Dryden 33 Senior Loan Fund (Cayman) 2.969% (USD LIBOR + 1.750%) due 04/15/29 § ~	2,000,000	1,947,555
Dryden 43 Senior Loan Fund (Cayman) 2.885% (USD LIBOR + 1.750%) due 07/20/29 § ~	3,200,000	3,133,390
Dryden 53 CLO Ltd (Cayman) 2.619% (USD LIBOR + 1.400%) due 01/15/31 § ~	1,500,000	1,413,750
Dryden 55 CLO Ltd (Cayman) 3.119% (USD LIBOR + 1.900%) due 04/15/31 § ~	1,000,000	931,037

	Principal Amount	Value
Dryden 58 CLO Ltd (Cayman)
2.635% (USD LIBOR + 1.500%) due 07/17/31 § ~	$2,000,000	$1,919,719
2.935% (USD LIBOR + 1.800%) due 07/17/31 § ~	2,000,000	1,870,638
Dryden 61 CLO Ltd (Cayman)
2.785% (USD LIBOR + 1.650%) due 01/17/32 § ~	2,250,000	2,182,600
3.185% (USD LIBOR + 2.050%) due 01/17/32 § ~	2,250,000	2,155,058
Dryden 64 CLO Ltd (Cayman) 2.535% (USD LIBOR + 1.400%) due 04/18/31 § ~	1,600,000	1,524,356
Dryden 75 CLO Ltd (Cayman) 2.919% (USD LIBOR + 1.700%) due 07/15/30 § ~	900,000	882,126
Ford Credit Auto Owner Trust
1.190% due 01/15/26	1,350,000	1,353,699
1.730% due 03/15/22	850,000	853,004
2.040% due 12/15/26	1,000,000	1,001,585
2.040% due 08/15/31 ~	2,000,000	2,035,593
2.240% due 06/15/22	1,000,000	1,005,104
2.350% due 04/15/23	2,500,000	2,532,666
3.190% due 07/15/31 ~	4,000,000	4,290,046
Madison Park Funding Ltd (Cayman)
2.819% (USD LIBOR + 1.600%) due 07/15/30 § ~	2,600,000	2,513,116
2.885% (USD LIBOR + 1.750%) due 10/18/30 § ~	2,600,000	2,544,364
3.069% (USD LIBOR + 1.850%) due 07/15/30 § ~	1,400,000	1,323,000
Magnetite VIII Ltd (Cayman) 2.199% (USD LIBOR + 0.980%) due 04/15/31 § ~	3,000,000	2,926,210
Navient Private Education Refi Loan Trust ‘A2A’ 2.460% due 11/15/68 ~	1,000,000	1,024,082
Navient Student Loan Trust
0.905% (USD LIBOR + 0.720%) due 03/25/67 § ~	2,000,000	1,900,209
2.640% due 05/15/68 ~	2,000,000	2,046,608
Octagon Investment Partners 25 Ltd (Cayman) 2.335% (USD LIBOR + 1.200%) due 10/20/26 § ~	2,000,000	1,931,669
OneMain Financial Issuance CLO Trust 2.370% due 09/14/32 ~	1,843,854	1,849,857
Palmer Square CLO Ltd (Cayman)
1.242% (USD LIBOR + 0.850%) due 08/15/26 § ~	1,053,435	1,046,260
2.276% (USD LIBOR + 1.100%) due 07/16/31 § ~	2,500,000	2,433,639
Palmer Square Loan Funding CLO Ltd (Cayman)
1.292% (USD LIBOR + 0.900%) due 11/15/26 § ~	2,496,243	2,468,070
1.727% (USD LIBOR + 1.350%) due 02/20/28 § ~	2,350,000	2,266,690
2.277% (USD LIBOR + 1.900%) due 02/20/28 § ~	1,200,000	1,121,998
2.620% (USD LIBOR + 1.600%) due 10/24/27 § ~	1,750,000	1,706,638
Palmer Square Loan Funding Ltd (Cayman) 1.920% (USD LIBOR + 0.900%) due 10/24/27 § ~	2,387,342	2,363,210
Regatta XIV Funding Ltd ‘A’ (Cayman) 2.181% (USD LIBOR + 1.190%) due 10/25/31 § ~	1,400,000	1,368,500

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Santander Drive Auto Receivables Trust
0.515% (USD LIBOR + 0.330%) due 02/15/22 §	$707,968	$707,902
2.490% due 10/15/25	2,000,000	2,022,454
2.960% due 03/15/24	1,770,377	1,784,003
3.290% due 10/17/22	89,514	89,612
3.350% due 07/17/23	2,000,000	2,026,509
3.510% due 08/15/23	2,500,000	2,533,674
SLM Student Loan Trust 1.541% (USD LIBOR + 0.550%) due 10/25/64 § ~	6,856,341	6,526,337
SMB Private Education Loan Trust
2.340% due 09/15/34 ~	1,532,169	1,557,799
2.700% due 05/15/31 ~	1,832,523	1,876,269
2.820% due 10/15/35 ~	3,880,239	3,998,700
2.880% due 09/15/34 ~	3,099,267	3,209,079
3.440% due 07/15/36 ~	2,563,000	2,682,477
3.500% due 02/15/36 ~	5,167,776	5,412,218
3.600% due 01/15/37 ~	1,409,547	1,466,777
3.630% due 11/15/35 ~	1,959,495	2,055,538
Sofi Consumer Loan Program Trust ‘A’ 2.450% due 08/25/28 ~	1,662,587	1,681,608
SoFi Professional Loan Program 2.540% due 05/15/46 ~	2,150,000	2,230,529
Sofi Professional Loan Program LLC 2.370% due 11/16/48 ~	2,000,000	2,044,226
TIAA CLO IV Ltd (Cayman) 2.835% (USD LIBOR + 1.700%) due 01/20/32 § ~	2,750,000	2,651,232

Total Asset-Backed Securities (Cost $132,804,641)		132,042,681

U.S. TREASURY OBLIGATIONS - 15.9%

U.S. Treasury Bonds - 4.1%

1.125% due 05/15/40	8,500,000	8,422,139
2.000% due 02/15/50	3,500,000	4,007,363
2.250% due 08/15/46	4,050,000	4,802,968
2.250% due 08/15/49	2,000,000	2,404,922
2.500% due 02/15/46	3,500,000	4,334,190
2.500% due 05/15/46	3,000,000	3,720,293
2.750% due 11/15/47	4,000,000	5,232,422
2.875% due 11/15/46	3,000,000	3,988,652
3.000% due 11/15/44	4,000,000	5,356,406
3.000% due 02/15/49	1,500,000	2,070,322

		44,339,677

U.S. Treasury Notes - 11.8%

0.500% due 06/30/27	5,000,000	5,003,711
0.625% due 05/15/30	18,000,000	17,947,969
1.125% due 02/28/27	7,000,000	7,304,473
1.250% due 07/31/23	5,000,000	5,165,527
1.375% due 08/31/23	4,000,000	4,150,939
1.375% due 09/30/23	4,500,000	4,674,025
1.500% due 02/15/30	11,000,000	11,892,031
1.625% due 11/15/22	5,000,000	5,172,852
1.625% due 02/15/26	7,000,000	7,490,410
1.625% due 05/15/26	5,000,000	5,359,766
1.625% due 09/30/26	10,000,000	10,741,016
1.750% due 11/15/29	10,000,000	11,041,406
2.000% due 11/30/22	6,000,000	6,265,078
2.250% due 02/15/27	2,000,000	2,234,570
2.375% due 05/15/29	5,000,000	5,770,996

	Principal Amount	Value
2.500% due 02/28/26	$7,400,000	$8,286,844
2.625% due 02/15/29	7,000,000	8,203,535
2.875% due 08/15/28	1,250,000	1,480,444

		128,185,592

Total U.S. Treasury Obligations (Cost $156,415,089)		172,525,269

	Shares
SHORT-TERM INVESTMENT - 7.0%

Money Market Fund - 7.0%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.110%	76,428,973	76,428,973

Total Short-Term Investment (Cost $76,428,973)		76,428,973

TOTAL INVESTMENTS - 102.1% (Cost $1,070,319,881)		1,108,055,277

OTHER ASSETS & LIABILITIES, NET - (2.1%)		(22,549,196)

NET ASSETS - 100.0%		$1,085,506,081

Notes to Schedule of Investments

(a)	Pursuant to the terms of the following senior loan agreements, the Fund had unfunded loan commitment which could be extended at the option of the borrower.

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation (Depreciation)
Pathway Vet Alliance LLC	$146,909	$146,956	$47

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

		Total Value at June 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$591,940,217	$—	$591,940,217	$—
	Senior Loan Notes	113,344,348	—	113,344,348	—
	Mortgage-Backed Securities	21,773,789	—	21,773,789	—
	Asset-Backed Securities	132,042,681	—	132,042,681	—
	U.S. Treasury Obligations	172,525,269	—	172,525,269	—
	Short-Term Investment	76,428,973	76,428,973	—	—
	Unfunded Loan Commitment	146,956	—	146,956	—

	Total	$1,108,202,233	$76,428,973	$1,031,773,260	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PACIFIC FUNDSSM STRATEGIC INCOME

Schedule of Investments

June 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 2.3%

Basic Materials - 0.1%

Constellium SE *	120,738	$927,268

Consumer, Cyclical - 0.4%

Beazer Homes USA Inc *	100,674	1,013,787
Cedar Fair LP	21,677	596,118
Las Vegas Sands Corp	9,521	433,586
Six Flags Entertainment Corp	39,347	755,856

		2,799,347

Consumer, Non-Cyclical - 0.1%

HCA Healthcare Inc	11,238	1,090,760

Energy - 0.3%

Chevron Corp	11,146	994,558
Exxon Mobil Corp	19,181	857,774

		1,852,332

Financial - 0.8%

Bank of America Corp	58,223	1,382,796
Citigroup Inc	28,183	1,440,152
JPMorgan Chase & Co	10,387	977,001
The Goldman Sachs Group Inc	7,676	1,516,931
Wells Fargo & Co	26,387	675,507

		5,992,387

Industrial - 0.6%

Crown Holdings Inc *	14,653	954,350
Evoqua Water Technologies Corp *	100,944	1,877,558
Xylem Inc	17,839	1,158,822

		3,990,730

Total Common Stocks (Cost $19,147,946)		16,652,824

EXCHANGE-TRADED FUNDS - 1.0%

iShares iBoxx High Yield Corporate Bond	43,020	3,511,292
SPDR Bloomberg Barclays High Yield Bond	34,659	3,506,105

Total Exchange-Traded Funds (Cost $7,037,815)		7,017,397

	Principal Amount
CORPORATE BONDS & NOTES - 68.6%

Basic Materials - 1.6%

Anglo American Capital PLC (South Africa) 5.625% due 04/01/30 ~	$3,250,000	3,932,354
Barminco Finance Pty Ltd (Australia) 6.625% due 05/15/22 ~	2,025,000	2,006,016
Constellium SE 5.625% due 06/15/28 ~	250,000	247,043
JW Aluminum Continuous Cast Co 10.250% due 06/01/26 ~	2,785,000	2,906,315

	Principal Amount	Value
Minerals Technologies Inc 5.000% due 07/01/28 ~	$350,000	$356,125
Steel Dynamics Inc 3.250% due 01/15/31	1,950,000	1,986,063

		11,433,916

Communications - 5.0%

AT&T Inc
3.500% due 06/01/41	2,475,000	2,608,761
4.550% due 03/09/49	2,450,000	2,892,309
Booking Holdings Inc 4.625% due 04/13/30	3,950,000	4,628,678
CCO Holdings LLC 5.000% due 02/01/28 ~	150,000	155,025
Charter Communications Operating LLC
2.800% due 04/01/31	1,950,000	1,981,175
3.750% due 02/15/28	1,500,000	1,637,513
4.200% due 03/15/28	2,750,000	3,084,772
5.050% due 03/30/29	1,500,000	1,770,635
CSC Holdings LLC
5.750% due 01/15/30 ~	200,000	209,179
6.500% due 02/01/29 ~	2,025,000	2,216,109
Diamond Sports Group LLC 12.750% due 12/01/26 ~	2,696,000	2,655,560
Sprint Capital Corp 8.750% due 03/15/32	1,000,000	1,430,490
Sprint Corp 7.875% due 09/15/23	25,000	28,187
Sprint Spectrum Co LLC 3.360% due 03/20/23 ~	62,500	63,359
T-Mobile USA Inc 4.375% due 04/15/40 ~	2,900,000	3,367,176
The Walt Disney Co 3.500% due 05/13/40	3,950,000	4,319,511
Uber Technologies Inc 7.500% due 05/15/25 ~	2,025,000	2,049,047

		35,097,486

Consumer, Cyclical - 11.2%

Air Canada Pass-Through Trust ‘B’ (Canada) 3.875% due 09/15/24 ~	695,717	588,443
American Airlines Pass-Through Trust ‘A’
3.500% due 08/15/33	1,919,977	1,604,218
4.100% due 07/15/29	1,249,668	1,064,410
American Airlines Pass-Through Trust ‘AA’ 3.150% due 08/15/33	2,904,580	2,686,719
American Airlines Pass-Through Trust ‘B’
3.850% due 08/15/29	2,068,631	1,457,039
5.250% due 07/15/25	994,258	660,952
Aramark Services Inc 6.375% due 05/01/25 ~	2,450,000	2,534,537
Ashton Woods USA LLC 6.625% due 01/15/28 ~	3,745,000	3,688,825
Beazer Homes USA Inc
5.875% due 10/15/27	2,700,000	2,587,018
6.750% due 03/15/25	1,000,000	985,520
7.250% due 10/15/29	1,350,000	1,310,384
Boyd Gaming Corp 8.625% due 06/01/25 ~	1,300,000	1,360,938
British Airways Pass-Through Trust ‘AA’ (United Kingdom) 3.300% due 06/15/34 ~	2,746,033	2,487,301
Caesars Resort Collection LLC 5.250% due 10/15/25 ~	3,800,000	3,311,738
Colt Merger Sub Inc 6.250% due 07/01/25 ~	500,000	497,350

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Constellation Merger Sub Inc 8.500% due 09/15/25 ~	$2,250,000	$1,808,201
Core & Main Holdings LP 8.625% Cash or 9.375% PIK due 09/15/24 ~	1,575,000	1,582,276
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.500% due 02/15/23 ~	2,750,000	2,333,774
eG Global Finance PLC (United Kingdom) 8.500% due 10/30/25 ~	2,500,000	2,567,450
Ford Motor Co 8.500% due 04/21/23	2,475,000	2,621,953
Gateway Casinos & Entertainment Ltd (Canada) 8.250% due 03/01/24 ~	1,275,000	1,050,147
General Motors Co 6.125% due 10/01/25	1,950,000	2,193,870
General Motors Financial Co Inc
3.200% due 07/06/21	1,550,000	1,568,157
4.375% due 09/25/21	1,500,000	1,540,951
5.100% due 01/17/24	1,000,000	1,069,575
Golden Nugget Inc
6.750% due 10/15/24 ~	5,375,000	3,870,000
8.750% due 10/01/25 ~	2,975,000	1,690,142
Hilton Domestic Operating Co Inc
5.375% due 05/01/25 ~	25,000	25,016
5.750% due 05/01/28 ~	25,000	25,359
Hyatt Hotels Corp 5.750% due 04/23/30	2,950,000	3,262,323
Hyundai Capital America 4.125% due 06/08/23 ~	3,700,000	3,907,240
IRB Holding Corp 7.000% due 06/15/25 ~	2,750,000	2,834,219
Las Vegas Sands Corp 3.500% due 08/18/26	3,450,000	3,443,050
Norwegian Air Shuttle ASA Pass-Through Trust ‘B’ (Norway) 7.500% due 05/10/25 ~	293,343	198,007
Sands China Ltd (Macau) 4.375% due 06/18/30 ~	3,000,000	3,135,960
Six Flags Theme Parks Inc 7.000% due 07/01/25 ~	150,000	155,719
Starbucks Corp 2.550% due 11/15/30	2,950,000	3,100,516
Stars Group Holdings BV (Canada) 7.000% due 07/15/26 ~	2,000,000	2,112,870
Tesla Inc 5.300% due 08/15/25 ~	3,575,000	3,575,375
United Airlines Pass Through Trust ‘AA’ 4.150% due 02/25/33	2,666,493	2,634,415

		79,131,957

Consumer, Non-Cyclical - 9.0%

Acadia Healthcare Co Inc 5.500% due 07/01/28 ~	25,000	25,156
Ahern Rentals Inc 7.375% due 05/15/23 ~	6,600,000	3,192,057
Allied Universal Holdco LLC 9.750% due 07/15/27 ~	2,950,000	3,113,696
Amgen Inc 2.300% due 02/25/31	4,925,000	5,164,556
Anheuser-Busch InBev Worldwide Inc (Belgium)
4.500% due 06/01/50	2,000,000	2,395,190
4.750% due 01/23/29	3,825,000	4,624,043
Bausch Health Americas Inc
8.500% due 01/31/27 ~	25,000	26,581
9.250% due 04/01/26 ~	1,500,000	1,629,300

	Principal Amount	Value
Bausch Health Cos Inc
5.000% due 01/30/28 ~	$800,000	$754,192
6.125% due 04/15/25 ~	3,050,000	3,097,824
CoStar Group Inc 2.800% due 07/15/30 ~	2,100,000	2,153,134
CVS Health Corp 4.250% due 04/01/50	3,950,000	4,772,446
Global Payments Inc 2.900% due 05/15/30	3,450,000	3,612,771
HCA Inc 5.125% due 06/15/39	3,200,000	3,735,843
JBS Investments II GmbH
5.750% due 01/15/28 ~	1,000,000	990,250
7.000% due 01/15/26 ~	950,000	999,186
Kraft Heinz Foods Co
5.000% due 07/15/35	2,475,000	2,725,243
5.200% due 07/15/45	3,975,000	4,315,442
LifePoint Health Inc 6.750% due 04/15/25 ~	400,000	414,000
Select Medical Corp 6.250% due 08/15/26 ~	3,150,000	3,191,517
Sysco Corp 6.600% due 04/01/50	3,450,000	4,757,378
TMS International Holding Corp 7.250% due 08/15/25 ~	6,417,000	5,261,940
Upjohn Inc 2.700% due 06/22/30 ~	2,950,000	3,037,338

		63,989,083

Energy - 9.4%

Antero Midstream Partners LP 5.750% due 01/15/28 ~	1,950,000	1,545,434
Antero Resources Corp 5.375% due 11/01/21	5,125,000	4,757,640
Archrock Partners LP
6.250% due 04/01/28 ~	1,675,000	1,537,315
6.875% due 04/01/27 ~	1,325,000	1,251,999
Ascent Resources Utica Holdings LLC
7.000% due 11/01/26 ~	1,450,000	933,162
10.000% due 04/01/22 ~	1,450,000	1,240,642
Cheniere Corpus Christi Holdings LLC 5.125% due 06/30/27	3,125,000	3,433,598
Endeavor Energy Resources LP
5.500% due 01/30/26 ~	3,075,000	2,953,245
6.625% due 07/15/25 ~	350,000	353,612
Energy Transfer Operating LP
4.050% due 03/15/25	1,200,000	1,277,848
4.750% due 01/15/26	1,700,000	1,857,916
5.800% due 06/15/38	3,000,000	3,063,206
6.250% due 02/15/23	3,650,000	2,807,744
Enterprise Products Operating LLC 2.800% due 01/31/30	3,450,000	3,624,876
EQM Midstream Partners LP
5.500% due 07/15/28	1,250,000	1,193,413
6.000% due 07/01/25 ~	500,000	506,250
6.500% due 07/01/27 ~	1,750,000	1,796,952
Global Partners LP 7.000% due 08/01/27	2,275,000	2,111,052
MPLX LP
4.000% due 03/15/28	2,225,000	2,345,759
4.800% due 02/15/29	350,000	389,559
5.250% due 01/15/25	4,825,000	5,017,839
6.875% due 02/15/23	450,000	404,877

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Occidental Petroleum Corp
2.900% due 08/15/24	$2,475,000	$2,121,050
8.000% due 07/15/25	800,000	805,000
8.500% due 07/15/27	1,175,000	1,180,875
ONEOK Inc 4.500% due 03/15/50	3,950,000	3,690,228
Range Resources Corp 5.000% due 03/15/23	2,950,000	2,524,064
Sabine Pass Liquefaction LLC 5.625% due 03/01/25	2,725,000	3,116,332
Sunoco Logistics Partners Operations LP 4.000% due 10/01/27	1,200,000	1,230,121
Targa Resources Partners LP
5.000% due 01/15/28	650,000	613,135
5.125% due 02/01/25	900,000	869,054
5.375% due 02/01/27	200,000	193,463
5.875% due 04/15/26	1,500,000	1,488,510
6.500% due 07/15/27	500,000	502,500
Transcontinental Gas Pipe Line Co LLC 3.950% due 05/15/50 ~	1,950,000	2,096,156
WPX Energy Inc 5.875% due 06/15/28	1,675,000	1,608,000

		66,442,426

Financial - 15.2%

AerCap Ireland Capital DAC (Ireland)
3.300% due 01/23/23	1,850,000	1,817,103
3.950% due 02/01/22	750,000	750,593
4.450% due 10/01/25	2,000,000	1,921,170
Air Lease Corp
3.750% due 06/01/26	1,500,000	1,514,879
3.875% due 04/01/21	300,000	301,766
4.250% due 09/15/24	1,000,000	1,017,876
4.625% due 10/01/28	1,500,000	1,544,808
Athene Holding Ltd 6.150% due 04/03/30	4,925,000	5,682,296
Avolon Holdings Funding Ltd (Ireland) 3.250% due 02/15/27 ~	3,200,000	2,591,714
Bank of America Corp 2.592% due 04/29/31	450,000	477,024
BOC Aviation Ltd (Singapore) 3.500% due 09/18/27 ~	4,000,000	4,129,903
Citigroup Inc
1.951% (USD LIBOR + 0.960%) due 04/25/22 §	3,000,000	3,017,217
3.980% due 03/20/30	3,000,000	3,441,400
4.075% due 04/23/29	3,000,000	3,424,276
CNO Financial Group Inc 5.250% due 05/30/29	3,100,000	3,333,313
Crown Castle International Corp REIT 4.150% due 07/01/50	1,950,000	2,251,401
GLP Capital LP REIT
4.000% due 01/15/31	2,925,000	2,897,476
5.300% due 01/15/29	4,000,000	4,339,940
Host Hotels & Resorts LP REIT 3.375% due 12/15/29	3,300,000	3,157,396
Iron Mountain Inc REIT
4.875% due 09/15/29 ~	3,300,000	3,212,550
5.000% due 07/15/28 ~	500,000	489,687
5.250% due 03/15/28 ~	150,000	149,597
JPMorgan Chase & Co
2.522% due 04/22/31	1,950,000	2,063,899
3.109% due 04/22/51	1,950,000	2,109,053
4.005% due 04/23/29	2,000,000	2,313,314
4.125% due 12/15/26	2,725,000	3,175,402

	Principal Amount	Value
KeyCorp 2.550% due 10/01/29	$2,925,000	$3,029,504
Morgan Stanley
3.772% due 01/24/29	2,050,000	2,335,028
5.000% due 11/24/25	3,150,000	3,683,653
Nationwide Mutual Insurance Co 4.350% due 04/30/50 ~	4,925,000	5,139,486
Park Aerospace Holdings Ltd (Ireland) 3.625% due 03/15/21 ~	242,000	238,889
Springleaf Finance Corp
5.375% due 11/15/29	2,775,000	2,625,705
7.125% due 03/15/26	3,225,000	3,341,890
The Charles Schwab Corp 5.375% due 06/01/25	1,950,000	2,088,099
The Goldman Sachs Group Inc 3.750% due 02/25/26	2,300,000	2,567,086
The Howard Hughes Corp 5.375% due 03/15/25 ~	3,025,000	2,824,488
Truist Financial Corp 5.100% due 03/01/30	1,950,000	2,018,445
Ventas Realty LP REIT 3.500% due 02/01/25	2,100,000	2,170,064
VICI Properties LP REIT
3.750% due 02/15/27 ~	1,050,000	988,806
4.625% due 12/01/29 ~	1,000,000	976,690
Wells Fargo & Co
3.068% due 04/30/41	2,950,000	3,081,019
5.013% due 04/04/51	4,725,000	6,554,164
Weyerhaeuser Co REIT 4.000% due 04/15/30	2,425,000	2,742,380

		107,530,449

Industrial - 11.2%

Allegion US Holding Co Inc
3.200% due 10/01/24	3,000,000	3,133,255
3.550% due 10/01/27	650,000	681,542
Apex Tool Group LLC 9.000% due 02/15/23 ~	2,425,000	1,760,902
ARD Finance SA (Luxembourg) 6.500% Cash or 7.250% PIK due 06/30/27 ~	4,300,000	4,261,580
Ardagh Packaging Finance PLC (Ireland) 5.250% due 08/15/27 ~	600,000	589,986
Cargo Aircraft Management Inc 4.750% due 02/01/28 ~	5,050,000	5,018,438
Carrier Global Corp 2.493% due 02/15/27 ~	2,950,000	3,009,108
Clark Equipment Co (South Korea) 5.875% due 06/01/25 ~	1,225,000	1,257,922
FedEx Corp 4.550% due 04/01/46	2,950,000	3,188,455
Husky III Holding Ltd (Canada) 13.000% PIK due 02/15/25 ~	2,050,000	1,979,531
Masco Corp
3.500% due 04/01/21	1,075,000	1,089,890
7.750% due 08/01/29	4,110,000	5,276,631
Mauser Packaging Solutions Holding Co
5.500% due 04/15/24 ~	1,375,000	1,353,498
7.250% due 04/15/25 ~	4,200,000	3,820,908
Penske Truck Leasing Co LP
3.350% due 11/01/29 ~	3,675,000	3,752,499
3.450% due 07/01/24 ~	2,950,000	3,124,255
Standard Industries Inc
4.750% due 01/15/28 ~	4,443,000	4,516,998
5.000% due 02/15/27 ~	1,500,000	1,523,108

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Textron Inc 3.000% due 06/01/30	$3,700,000	$3,690,570
The Boeing Co
5.040% due 05/01/27	4,700,000	5,189,753
5.930% due 05/01/60	4,925,000	5,844,123
Titan Acquisition Ltd (Canada) 7.750% due 04/15/26 ~	3,395,000	3,222,381
TransDigm Inc 5.500% due 11/15/27	675,000	591,108
TransDigm UK Holdings PLC 6.875% due 05/15/26	3,500,000	3,267,460
Vertical Holdco GmbH (Germany) 7.625% due 07/15/28 ~	600,000	600,000
Vertical US Newco Inc (Germany) 5.250% due 07/15/27 ~	600,000	600,000
Welbilt Inc 9.500% due 02/15/24	1,425,000	1,368,000
WRKCo Inc 3.900% due 06/01/28	5,175,000	5,732,483

		79,444,384

Technology - 4.1%

Broadcom Inc
4.150% due 11/15/30 ~	2,950,000	3,216,417
4.250% due 04/15/26 ~	2,700,000	3,008,698
Citrix Systems Inc 3.300% due 03/01/30	1,925,000	2,061,509
Dell International LLC
4.900% due 10/01/26 ~	1,700,000	1,873,281
6.200% due 07/15/30 ~	2,950,000	3,442,516
DXC Technology Co 4.125% due 04/15/25	4,925,000	5,249,345
Entegris Inc 4.375% due 04/15/28 ~	1,975,000	2,019,438
Fiserv Inc 2.650% due 06/01/30	2,950,000	3,118,765
Oracle Corp 3.850% due 04/01/60	4,000,000	4,705,430

		28,695,399

Utilities - 1.9%

Ameren Corp 3.500% due 01/15/31	2,950,000	3,304,853
Pacific Gas and Electric Co 3.500% due 08/01/50	4,925,000	4,766,809
PG&E Corp
5.000% due 07/01/28	500,000	499,375
5.250% due 07/01/30	500,000	503,750
Talen Energy Supply LLC 7.625% due 06/01/28 ~	675,000	676,266
Vistra Operations Co LLC
4.300% due 07/15/29 ~	3,000,000	3,156,078
5.625% due 02/15/27 ~	850,000	874,174

		13,781,305

Total Corporate Bonds & Notes (Cost $476,930,750)		485,546,405

SENIOR LOAN NOTES - 21.2%

Communications - 2.6%

Clear Channel Outdoor Holdings Inc Term B 4.260% (USD LIBOR + 3.500%) due 08/21/26 §	5,710,606	5,210,928

	Principal Amount	Value
CommScope Inc Term B-2 3.428% (USD LIBOR + 3.250%) due 04/04/26 §	$3,473,750	$3,308,747
CSC Holdings LLC 2.435% (USD LIBOR + 2.250%) due 07/17/25 §	636,562	605,371
T-Mobile USA Inc Term B 3.178% (USD LIBOR + 3.000%) due 04/01/27 §	3,750,000	3,750,000
Uber Technologies Inc Term B 5.000% (USD LIBOR + 4.000%) due 04/04/25 §	3,462,235	3,322,302
Zayo Group Holdings Inc Term B 3.178% (USD LIBOR + 3.000%) due 03/09/27 §	2,244,375	2,134,612

		18,331,960

Consumer, Cyclical - 4.4%

Bass Pro Group LLC Term B 6.072% (USD LIBOR + 5.000%) due 09/25/24 §	3,445,586	3,330,158
Caesars Resort Collection LLC Term B 2.928% (USD LIBOR + 2.750%) due 12/22/24 §	6,352,273	5,692,341
ClubCorp Holdings Inc Term B 3.058% (USD LIBOR + 2.750%) due 09/18/24 §	4,396,839	3,750,503
Golden Nugget LLC Term B 3.454% (USD LIBOR + 2.500%) due 10/04/23 §	285,565	236,591
SeaWorld Parks & Entertainment Inc Term B-5 3.750% (USD LIBOR + 3.000%) due 03/31/24 §	5,739,521	5,132,090
Spectacle Gary Holdings LLC 11.000% (USD LIBOR + 9.000%) due 12/23/25 §	3,263,514	3,035,068
SRS Distribution Inc Term B 4.322% (USD LIBOR + 3.250%) due 05/24/25 §	4,931,035	4,684,483
Tacala Investment Corp Term B
3.678% (USD LIBOR + 3.500%) due 02/05/27 §	3,919,874	3,717,346
(2nd Lien) 7.678% (USD LIBOR + 7.500%) due 02/05/28 §	1,500,000	1,357,500

		30,936,080

Consumer, Non-Cyclical - 2.7%

Garda World Security Corp Term B (Canada) 4.930% (USD LIBOR + 4.750%) due 10/30/26 §	2,404,729	2,368,658
Jaguar Holding Co II 3.500% (USD LIBOR + 2.500%) due 08/18/22 §	863,636	851,067
LifePoint Health Inc Term B 3.928% (USD LIBOR + 3.750%) due 11/16/25 §	5,151,861	4,826,650
North American Lifting Holdings Inc 5.950% (USD LIBOR + 4.500%) due 11/27/20 § y	2,454,242	1,828,410
(2nd Lien) 10.450% (USD LIBOR + 9.000%) due 11/27/21 § y ±	2,000,000	340,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Ortho-Clinical Diagnostics SA Term B (Luxembourg) 3.429% (USD LIBOR + 3.250%) due 06/30/25 §	$3,948,187	$3,696,490
PetVet Care Centers LLC 2.928% (USD LIBOR + 2.750%) due 02/14/25 §	2,984,735	2,878,404
Sunshine Luxembourg VII SARL Term B (Luxembourg) 5.322% (USD LIBOR + 4.250%) due 10/02/26 §	2,736,250	2,623,869

		19,413,548

Energy - 0.4%

Traverse Midstream Partners LLC Term B 5.000% (USD LIBOR + 4.000%) due 09/27/24 §	3,475,997	2,916,942

Financial - 2.3%

AssuredPartners Inc Term B 3.678% (USD LIBOR + 3.500%) due 02/13/27 §	5,472,500	5,246,759
Deerfield Dakota Holding LLC Term B 4.750% (USD LIBOR + 3.750%) due 04/09/27 §	1,500,000	1,460,157
NFP Corp Term B 3.428% (USD LIBOR + 3.250%) due 02/13/27 §	4,738,125	4,430,147
USI Inc Term B 3.308% (USD LIBOR + 3.000%) due 05/16/24 §	5,382,327	5,123,976

		16,261,039

Industrial - 6.4%

Advanced Disposal Services Inc Term B 3.000% (USD LIBOR + 2.250%) due 11/10/23 §	2,720,867	2,697,060
Brand Industrial Services Inc 5.452% (USD LIBOR + 4.250%) due 06/21/24 §	3,889,724	3,576,115
Cornerstone Building Brands Inc Term B 3.941% (USD LIBOR + 3.750%) due 04/12/25 §	3,874,694	3,698,717
Crosby US Acquisition Corp Term B 4.940% (USD LIBOR + 4.750%) due 06/27/26 §	2,970,000	2,754,675
Dynasty Acquisition Co Inc 3.808% (USD LIBOR + 3.500%) due 04/08/26 §	3,793,766	3,272,123
Engineered Machinery Holdings Inc 4.000% (USD LIBOR + 3.000%) due 07/19/24 §	3,855,230	3,691,382
Flex Acquisition Co Inc
4.433% (USD LIBOR + 3.000%) due 12/29/23 §	3,765,190	3,617,719
Term B 4.683% (USD LIBOR + 3.250%) due 06/29/25 §	978,518	921,642
GFL Environmental Inc Term B (Canada) 4.000% (USD LIBOR + 3.000%) due 05/31/25 §	4,048,404	3,945,506
Mauser Packaging Solutions Holding Co Term B 4.561% (USD LIBOR + 3.250%) due 04/03/24 §	3,156,147	2,850,000

	Principal Amount	Value
Reynolds Group Holdings Inc Term B 2.928% (USD LIBOR + 2.750%) due 02/05/23 §	$3,146,588	$3,010,498
Standard Aero Ltd 3.808% (USD LIBOR + 3.500%) due 04/08/26 §	2,039,659	1,759,206
Titan Acquisition Ltd Term B (Canada) 3.361% (USD LIBOR + 3.000%) due 03/28/25 §	3,920,193	3,592,857
TransDigm Inc Term E 2.428% (USD LIBOR + 2.250%) due 05/30/25 §	2,487,500	2,248,596
Term F 2.428% (USD LIBOR + 2.250%) due 12/09/25 §	960,293	871,665
Term G 2.428% (USD LIBOR + 2.250%) due 08/22/24 §	2,796,763	2,536,314

		45,044,075

Technology - 1.8%

Tempo Acquisition LLC Term B 2.928% (USD LIBOR + 2.750%) due 05/01/24 §	4,948,980	4,723,182
The Ultimate Software Group Inc due 05/03/26 ¥	3,000,000	2,970,804
Vertafore Inc
(2nd Lien) 7.428% (USD LIBOR + 7.250%) due 07/02/26 §	1,000,000	993,000
Term B 3.428% (USD LIBOR + 3.250%) due 07/02/25 §	4,452,399	4,210,696

		12,897,682

Utilities - 0.6%

PG&E Corp Term B 5.500% (USD LIBOR + 4.500%) due 06/23/25 §	4,250,000	4,202,187

Total Senior Loan Notes (Cost $160,924,303)		150,003,513

ASSET-BACKED SECURITIES - 3.6%

Apidos CLO XXX ‘A2’ (Cayman) 2.735% (USD LIBOR + 1.600%) due 10/18/31 § ~	2,400,000	2,309,522
Buttermilk Park CLO Ltd ‘A1’ (Cayman) 2.319% (USD LIBOR + 1.100%) due 10/15/31 § ~	700,000	680,177
Dryden 43 Senior Loan Fund (Cayman) 2.885% (USD LIBOR + 1.750%) due 07/20/29 § ~	1,200,000	1,175,021
Dryden 55 CLO Ltd (Cayman) 3.119% (USD LIBOR + 1.900%) due 04/15/31 § ~	250,000	232,759
Dryden 58 CLO Ltd (Cayman)
2.635% (USD LIBOR + 1.500%) due 07/17/31 § ~	1,500,000	1,439,789
2.935% (USD LIBOR + 1.800%) due 07/17/31 § ~	1,500,000	1,402,979

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Dryden 61 CLO Ltd (Cayman)
2.785% (USD LIBOR + 1.650%) due 01/17/32 § ~	$1,500,000	$1,455,067
3.185% (USD LIBOR + 2.050%) due 01/17/32 § ~	1,500,000	1,436,705
Dryden 64 CLO Ltd (Cayman) 2.535% (USD LIBOR + 1.400%) due 04/18/31 § ~	2,600,000	2,477,078
Madison Park Funding Ltd (Cayman)
2.819% (USD LIBOR + 1.600%) due 07/15/30 § ~	2,000,000	1,933,166
2.885% (USD LIBOR + 1.750%) due 10/18/30 § ~	2,650,000	2,593,294
3.069% (USD LIBOR + 1.850%) due 07/15/30 § ~	1,000,000	945,000
Palmer Square Loan Funding CLO Ltd (Cayman)
1.727% (USD LIBOR + 1.350%) due 02/20/28 § ~	2,000,000	1,929,098
2.277% (USD LIBOR + 1.900%) due 02/20/28 § ~	1,000,000	934,999
Palmer Square Loan Funding Ltd (Cayman) 4.270% (USD LIBOR + 3.250%) due 10/24/27 § ~	2,250,000	2,151,420
Regatta XIII Funding Ltd ‘D’ (Cayman) 7.169% (USD LIBOR + 5.950%) due 07/15/31 § ~	2,500,000	2,127,626

Total Asset-Backed Securities (Cost $26,500,000)		25,223,700

FOREIGN GOVERNMENT BONDS & NOTES - 0.4%

Mexico Government (Mexico) 3.750% due 01/11/28	2,750,000	2,867,769

Total Foreign Government Bonds & Notes (Cost $2,740,722)		2,867,769

	Shares
SHORT-TERM INVESTMENT - 2.3%

Money Market Fund - 2.3%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.110%	16,242,942	16,242,942

Total Short-Term Investment (Cost $16,242,942)		16,242,942

TOTAL INVESTMENTS - 99.4% (Cost $709,524,478)		703,554,550

OTHER ASSETS & LIABILITIES, NET - 0.6%		4,458,610

NET ASSETS - 100.0%		$708,013,160

Notes to Schedule of Investments

(a)	Pursuant to the terms of the following senior loan agreement, the Fund had an unfunded loan commitment which could be extended at the option of the borrower.

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation (Depreciation)
Spectacle Gary Holdings LLC	$229,934	$219,933	($10,001)

(b)	Investments with a total aggregate value of $2,168,410 or 0.3% of the Fund’s net assets were in default as of June 30, 2020.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

		Total Value at June 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$16,652,824	$16,652,824	$—	$—
	Exchange-Traded Funds	7,017,397	7,017,397	—	—
	Corporate Bonds & Notes	485,546,405	—	485,546,405	—
	Senior Loan Notes	150,003,513	—	149,663,513	340,000
	Asset-Backed Securities	25,223,700	—	25,223,700	—
	Foreign Government Bonds & Notes	2,867,769	—	2,867,769	—
	Short-Term Investment	16,242,942	16,242,942	—	—
	Unfunded Loan Commitment	219,933	—	219,933	—

	Total	$703,774,483	$39,913,163	$663,521,320	$340,000

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Fund’s assets and liabilities for the three month period ended June 30, 2020:

Senior Loan Notes and Unfunded Loan Commitment
Value, Beginning of Period	$27,304,580
Purchases	—
Sales (Includes Paydowns)	(3,285,634)
Accrued Discounts (Premiums)	30,109
Net Realized Gains (Losses)	(245,144)
Change in Net Unrealized Appreciation (Depreciation)	2,465,965
Transfers In	—
Transfers Out	(25,929,876)

Value, End of Period	$340,000

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	($324,178)

The table below shows transfers within Level 3:

Amount Transferred	Level Transfer		Change in Fair Valuation Measurement Inputs
	From	To	From	To
$25,929,876	3	2	Unobservable Single Broker Quote	Vendor Price (Observable inputs)

All significant unobservable inputs were provided by a single broker quote.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PACIFIC FUNDSSM FLOATING RATE INCOME

Schedule of Investments

June 30, 2020 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 2.5%

Invesco Senior Loan	937,158	$20,008,323
iShares iBoxx High Yield Corporate Bond	169,425	13,828,469

Total Exchange-Traded Funds (Cost $32,810,683)		33,836,792

	Principal Amount
CORPORATE BONDS & NOTES - 4.0%

Communications - 0.9%

CommScope Inc
5.500% due 03/01/24 ~	$6,770,000	6,854,625
6.000% due 03/01/26 ~	1,668,000	1,714,087
CSC Holdings LLC 5.375% due 07/15/23 ~	4,000,000	4,060,800

		12,629,512

Consumer, Cyclical - 1.9%

Beacon Roofing Supply Inc 4.500% due 11/15/26 ~	4,641,000	4,568,414
eG Global Finance PLC (United Kingdom)
6.750% due 02/07/25 ~	8,159,000	8,052,770
8.500% due 10/30/25 ~	2,000,000	2,053,960
Marriott International Inc 5.750% due 05/01/25	9,811,000	10,703,392

		25,378,536

Consumer, Non-Cyclical - 0.1%

Avantor Inc 6.000% due 10/01/24 ~	1,250,000	1,307,500

Financial - 0.1%

NFP Corp 7.000% due 05/15/25 ~	1,000,000	1,054,375

Industrial - 1.0%

Ardagh Packaging Finance PLC 5.250% due 04/30/25 ~	7,295,000	7,500,172
TransDigm Inc 6.250% due 03/15/26 ~	5,800,000	5,806,380

		13,306,552

Total Corporate Bonds & Notes (Cost $53,805,983)		53,676,475

SENIOR LOAN NOTES - 92.5%

Basic Materials - 2.5%

ASP Unifrax Holdings Inc Term B 4.822% (USD LIBOR + 3.750%) due 12/14/25 §	10,975,923	9,115,504

	Principal Amount	Value
Diamond BC BV
due 09/06/24 ¥	$11,158,887	$10,303,369
6.000% (USD LIBOR + 5.000%) due 09/06/24 §	750,000	735,938
Illuminate Buyer LLC Term B due 06/30/27 ¥	2,000,000	1,973,750
Messer Industries USA Inc Term B 2.808% (USD LIBOR + 2.500%) due 03/01/26 §	9,984,550	9,545,230
PQ Corp Term B due 02/07/27 ¥	1,000,000	981,250

		32,655,041

Communications - 7.6%

Clear Channel Outdoor Holdings Inc Term B 4.260% (USD LIBOR + 3.500%) due 08/21/26 §	23,203,419	21,173,119
CommScope Inc Term B-2 3.428% (USD LIBOR + 3.250%) due 04/04/26 §	11,185,416	10,654,108
CSC Holdings LLC Term B-5 2.685% (USD LIBOR + 2.500%) due 04/15/27 §	11,481,705	10,947,806
MH Sub I LLC 4.750% (USD LIBOR + 3.750%) due 09/15/24 §	3,500,000	3,346,875
MTN Infrastructure TopCo Inc Term B 5.000% (USD LIBOR + 4.000%) due 11/17/24 §	3,750,000	3,656,250
Pug LLC Term B 3.678% (USD LIBOR + 3.500%) due 02/13/27 § ±	10,569,070	9,300,781
T-Mobile USA Inc Term B 3.178% (USD LIBOR + 3.000%) due 04/01/27 §	16,500,000	16,500,000
Uber Technologies Inc Term B
3.678% (USD LIBOR + 3.500%) due 07/13/23 § ¥	3,136,988	2,991,903
5.000% (USD LIBOR + 4.000%) due 04/04/25 §	17,822,837	17,102,491
Zayo Group Holdings Inc Term B 3.178% (USD LIBOR + 3.000%) due 03/09/27 §	5,826,600	5,541,644

		101,214,977

Consumer, Cyclical - 13.4%

Alterra Mountain Co Term B
2.928% (USD LIBOR + 2.750%) due 07/31/24 §	1,994,885	1,886,413
5.500% (USD LIBOR + 4.500%) due 08/01/26 §	4,738,125	4,667,053
American Builders & Contractors Supply Co Inc Term B 2.178% (USD LIBOR + 2.000%) due 01/15/27 §	3,390,370	3,243,736
Bass Pro Group LLC Term B 6.072% (USD LIBOR + 5.000%) due 09/25/24 §	7,978,898	7,711,605
Belk Inc Term B 8.803% (USD LIBOR + 6.750%) due 07/31/25 §	6,898,131	2,514,369
Bombardier Recreational Products Inc Term B-2 (Canada) 6.000% (USD LIBOR + 5.000%) due 05/24/27 §	4,250,000	4,271,250

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PACIFIC FUNDS FLOATING RATE INCOME

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Caesars Resort Collection LLC Term B 2.928% (USD LIBOR + 2.750%) due 12/22/24 §	$8,007,632	$7,175,727
Carnival Corp Term B due 06/30/25 ¥	6,000,000	5,820,000
CityCenter Holdings LLC Term B 3.000% (USD LIBOR + 2.250%) due 04/18/24 §	8,026,315	7,317,327
Clarios Global LP Term B 3.678% (USD LIBOR + 3.500%) due 04/30/26 §	1,542,614	1,474,482
ClubCorp Holdings Inc Term B 3.058% (USD LIBOR + 2.750%) due 09/18/24 §	11,216,640	9,567,794
Core & Main LP Term B 3.750% (USD LIBOR + 3.000%) due 08/01/24 §	12,795,725	12,235,912
Curium Bidco SARL Term B (Luxembourg) 5.072% (USD LIBOR + 4.000%) due 07/11/26 §	5,441,503	5,339,475
CWGS Group LLC Term B 4.123% (USD LIBOR + 2.750%) due 11/08/23 § ¥	9,545,040	8,754,596
EG America LLC (2nd Lien) (United Kingdom) 9.072% (USD LIBOR + 8.000%) due 04/20/26 §	1,545,460	1,421,823
Golden Nugget LLC Term B 3.454% (USD LIBOR + 2.500%) due 10/04/23 §	1,890,360	1,566,163
K-MAC Holdings Corp
due 03/16/25 ¥	2,210,280	2,079,504
(2nd Lien) 6.928% (USD LIBOR + 6.750%) due 03/16/26 §	5,456,167	4,958,291
Motion Finco LLC Term B (United Kingdom) 4.322% (USD LIBOR + 3.250%) due 11/04/26 §	1,990,013	1,813,398
PetSmart Inc Term B-2 5.000% (USD LIBOR + 4.000%) due 03/11/22 §	10,869,592	10,758,635
Restaurant Brands International Inc Term B (Canada) 1.928% (USD LIBOR + 1.750%) due 11/19/26 §	2,719,395	2,585,465
SeaWorld Parks & Entertainment Inc Term B-5 3.750% (USD LIBOR + 3.000%) due 03/31/24 §	11,868,827	10,612,713
SMG US Midco 2 Inc 3.271% (USD LIBOR + 2.500%) due 01/23/25 § ±	4,468,955	3,966,198
SRS Distribution Inc Term B
4.322% (USD LIBOR + 3.250%) due 05/24/25 § ¥	24,232,326	23,020,709
5.572% (USD LIBOR + 4.500%) due 05/24/25 §	6,843,131	6,672,053
Stars Group Holdings BV Term B (Canada) 3.808% (USD LIBOR + 3.500%) due 07/10/25 §	8,032,813	8,004,779
Tacala Investment Corp Term B 3.678% (USD LIBOR + 3.500%) due 02/05/27 § ¥	3,548,220	3,364,894
Univar Solutions USA Inc Term B-5 Term B-5 2.178% (USD LIBOR + 2.000%) due 11/22/26 §	2,487,500	2,386,134

	Principal Amount	Value
Whatabrands LLC Term B 2.925% (USD LIBOR + 2.750%) due 08/03/26 §	$12,905,150	$12,380,878

		177,571,376

Consumer, Non-Cyclical - 22.5%

AlixPartners LLP Term B 2.674% (USD LIBOR + 2.500%) due 04/04/24 §	17,151,883	16,598,735
Allied Universal Holdco LLC 4.428% (USD LIBOR + 4.250%) due 07/12/26 §	17,910,693	17,388,292
Arterra Wines Canada Inc Term B-1 (Canada) 3.750% (USD LIBOR + 2.750%) due 12/15/23 § ¥	4,562,477	4,437,009
AVSC Holding Corp (2nd Lien) 8.250% (USD LIBOR + 7.250%) due 09/01/25 §	6,769,671	4,214,120
Bausch Health Americas Inc Term B
2.940% (USD LIBOR + 2.750%) due 11/27/25 §	5,072,226	4,911,604
3.190% (USD LIBOR + 3.000%) due 06/01/25 § ¥	17,785,155	17,293,289
CHG PPC Parent LLC Term B 2.928% (USD LIBOR + 2.750%) due 03/30/25 §	6,886,318	6,585,042
Da Vinci Purchaser Corp Term B 5.238% (USD LIBOR + 4.000%) due 01/08/27 §	9,551,992	9,321,149
Endo International PLC Term B 5.000% (USD LIBOR + 4.250%) due 04/27/24 §	12,439,094	11,720,737
Garda World Security Corp Term B (Canada) 4.930% (USD LIBOR + 4.750%) due 10/30/26 §	5,824,757	5,737,385
Guidehouse LLP 4.678% (USD LIBOR + 4.500%) due 05/01/25 §	3,711,443	3,609,379
H-Food Holdings LLC
3.866% (USD LIBOR + 3.688%) due 05/31/25 §	988,627	944,386
Term B-2 4.178% (USD LIBOR + 4.000%) due 05/31/25 §	5,925,812	5,688,779
Term B-3 6.000% (USD LIBOR + 5.000%) due 05/31/25 §	875,000	855,313
Heartland Dental LLC 3.678% (USD LIBOR + 3.750%) due 04/30/25 §	11,388,037	10,112,577
Jaguar Holding Co II 3.500% (USD LIBOR + 2.500%) due 08/18/22 § ¥	20,557,872	20,258,672
LifePoint Health Inc Term B 3.928% (USD LIBOR + 3.750%) due 11/16/25 § ¥	17,538,568	16,431,446
Mister Car Wash Holdings Inc 4.375% (USD LIBOR + 3.250%) due 05/14/26 § ¥	9,625,229	8,706,020
Ortho-Clinical Diagnostics SA Term B (Luxembourg) 3.429% (USD LIBOR + 3.250%) due 06/30/25 § ¥	14,476,167	13,553,312
PAREXEL International Corp Term B 2.928% (USD LIBOR + 2.750%) due 09/27/24 § ¥	9,908,891	9,429,965

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PACIFIC FUNDS FLOATING RATE INCOME

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Pathway Vet Alliance LLC due 03/31/27 ¥	$10,633,614	$10,371,091
PetVet Care Centers LLC
(2nd Lien) 6.428% (USD LIBOR + 6.250%) due 02/15/26 §	6,561,353	6,397,319
Term B 3.428% (USD LIBOR + 3.250%) due 02/14/25 §	4,738,790	4,569,970
Refinitiv US Holdings Inc Term B 3.424% (USD LIBOR + 3.250%) due 10/01/25 §	15,959,494	15,634,319
Spin Holdco Inc Term B 4.250% (USD LIBOR + 3.250%) due 11/14/22 §	21,489,582	20,652,391
Sunshine Luxembourg VII SARL Term B (Luxembourg) 5.322% (USD LIBOR + 4.250%) due 10/02/26 § ¥	14,071,831	13,493,887
VetCor Professional Practices LLC 4.072% (USD LIBOR + 3.000%) due 07/02/25 §	16,183,658	15,536,312
VVC Holding Corp Term B 4.818% (USD LIBOR + 4.500%) due 02/11/26 §	13,431,990	13,017,841
Wand NewCo 3 Inc Term B-1 4.072% (USD LIBOR + 3.000%) due 02/05/26 §	11,910,227	11,344,491

		298,814,832

Diversified - 0.4%

First Eagle Holdings Inc Term B 2.808% (USD LIBOR + 2.500%) due 02/02/27 §	4,975,000	4,802,950

Financial - 12.7%

Acrisure LLC Term B 3.678% (USD LIBOR + 3.500%) due 02/15/27 §	17,955,000	17,012,363
Alliant Holdings Intermediate LLC Term B
2.928% (USD LIBOR + 3.000%) due 05/10/25 § ¥	21,072,506	20,018,880
3.440% (USD LIBOR + 3.250%) due 05/10/25 §	2,402,502	2,310,606
AssuredPartners Inc Term B
3.678% (USD LIBOR + 3.500%) due 02/13/27 §	22,901,821	21,957,121
5.500% (USD LIBOR + 4.500%) due 02/13/27 § ¥	3,240,005	3,191,405
Blackstone Mortgage Trust Inc Term B 2.428% (USD LIBOR + 2.250%) due 04/23/26 §	2,365,579	2,223,645
BroadStreet Partners Inc Term B 3.428% (USD LIBOR + 3.250%) due 01/27/27 §	10,793,948	10,325,080
Cushman & Wakefield US Borrower LLC Term B 2.928% (USD LIBOR + 2.750%) due 08/21/25 §	9,482,414	8,978,660
Deerfield Dakota Holding LLC
(2nd Lien) due 04/14/28 ¥	4,850,000	4,643,875
Term B 4.750% (USD LIBOR + 3.750%) due 04/09/27 § ¥	17,250,000	16,791,806

	Principal Amount	Value
HUB International Ltd Term B
4.020% (USD LIBOR + 2.750%) due 04/25/25 § ¥	$13,091,588	$12,518,831
5.000% (USD LIBOR + 4.000%) due 04/25/25 §	8,422,712	8,336,144
NFP Corp Term B 3.428% (USD LIBOR + 3.250%) due 02/13/27 §	18,269,070	17,081,581
USI Inc Term B
3.308% (USD LIBOR + 3.000%) due 05/16/24 § ¥	21,956,570	20,902,655
4.308% (USD LIBOR + 4.000%) due 12/02/26 § ¥	3,031,672	2,946,406

		169,239,058

Industrial - 16.4%

Advanced Disposal Services Inc Term B 3.000% (USD LIBOR + 2.250%) due 11/10/23 §	4,942,236	4,898,992
APi Group DE Inc Term B 2.678% (USD LIBOR + 2.500%) due 10/01/26 §	1,492,500	1,448,658
Berry Global Inc Term W 2.177% (USD LIBOR + 2.000%) due 10/01/22 §	11,524,974	11,258,459
Brand Industrial Services Inc 5.452% (USD LIBOR + 4.250%) due 06/21/24 § ¥	11,029,262	10,140,028
Cornerstone Building Brands Inc Term B 3.941% (USD LIBOR + 3.750%) due 04/12/25 §	11,023,761	10,523,095
DiversiTech Holdings Inc Term B 4.000% (USD LIBOR + 3.000%) due 06/01/24 §	5,523,204	5,288,468
Dynasty Acquisition Co Inc 3.808% (USD LIBOR + 3.500%) due 04/08/26 §	14,893,299	12,845,471
Engineered Machinery Holdings Inc
4.000% (USD LIBOR + 3.000%) due 07/19/24 §	8,284,684	7,932,585
5.250% (USD LIBOR + 4.250%) due 07/19/24 §	216,402	209,368
EWT Holdings III Corp 2.928% (USD LIBOR + 2.750%) due 12/20/24 §	6,617,358	6,431,245
Filtration Group Corp Term B 3.178% (USD LIBOR + 3.000%) due 03/29/25 §	17,789,952	17,145,066
Flex Acquisition Co Inc Term B 4.683% (USD LIBOR + 3.250%) due 06/29/25 §	2,176,909	2,050,377
Gates Global LLC Term B-2 3.750% (USD LIBOR + 2.750%) due 03/31/24 § ¥	14,640,366	14,146,253
GFL Environmental Inc Term B (Canada) 4.000% (USD LIBOR + 3.000%) due 05/31/25 §	4,610,360	4,493,178
Granite US Holdings Corp Term B 6.322% (USD LIBOR + 5.250%) due 09/30/26 § ±	9,725,503	8,558,442
LTI Holdings Inc
due 07/24/26 ¥	674,500	575,011
Term B 3.678% (USD LIBOR + 3.500%) due 09/06/25 §	10,047,614	8,548,841

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PACIFIC FUNDS FLOATING RATE INCOME

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Mauser Packaging Solutions Holding Co Term B 4.561% (USD LIBOR + 3.250%) due 04/03/24 § ¥	$11,030,932	$9,960,932
Pro Mach Group Inc Term B 2.930% (USD LIBOR + 2.750%) due 03/07/25 §	9,696,461	9,102,553
Reynolds Group Holdings Inc Term B 2.928% (USD LIBOR + 2.750%) due 02/05/23 § ¥	22,090,753	21,135,328
Standard Aero Ltd 3.808% (USD LIBOR + 3.500%) due 04/08/26 §	8,007,150	6,906,167
The Hillman Group Inc Term B 5.072% (USD LIBOR + 4.000%) due 05/31/25 §	15,117,880	14,276,948
TransDigm Inc
Term E 2.428% (USD LIBOR + 2.250%) due 05/30/25 §	2,596,471	2,347,100
Term F 2.428% (USD LIBOR + 2.250%) due 12/09/25 §	6,082,897	5,521,494
Term G 2.428% (USD LIBOR + 2.250%) due 08/22/24 §	11,787,926	10,690,176
WP CPP Holdings LLC Term B 4.750% (USD LIBOR + 3.750%) due 04/30/25 §	14,056,526	12,229,177

		218,663,412

Technology - 16.3%

Applied Systems Inc
(2nd Lien) 8.000% (USD LIBOR + 7.000%) due 09/19/25 §	16,389,070	16,430,043
Term B 4.250% (USD LIBOR + 3.250%) due 09/19/24 § ¥	16,426,969	16,077,896
Epicor Software Corp Term B 3.430% (USD LIBOR + 3.250%) due 06/01/22 § ¥	18,533,432	18,189,247
Finastra USA Inc Term B 4.500% (USD LIBOR + 3.500%) due 06/13/24 § ¥	9,000,000	7,908,750
Kronos Inc (2nd Lien)
9.250% (USD LIBOR + 8.250%) due 11/01/24 §	6,785,000	6,788,637
Term B 3.179% (USD LIBOR + 3.000%) due 11/01/23 §	17,079,083	17,063,063
Rackspace Hosting Inc Term B 4.000% (USD LIBOR + 3.000%) due 11/03/23 § ¥	4,864,075	4,630,599
RP Crown Parent LLC Term B due 10/12/23 ¥	1,496,124	1,461,526
Sophia LP Term B 4.250% (USD LIBOR + 3.250%) due 09/30/22 §	21,278,600	20,806,471
Tempo Acquisition LLC Term B 2.928% (USD LIBOR + 2.750%) due 05/01/24 §	27,114,982	25,877,861
The Dun & Bradstreet Corp Term B 4.184% (USD LIBOR + 4.000%) due 02/08/26 §	27,949,950	27,321,076

	Principal Amount	Value
The Ultimate Software Group Inc
due 05/03/26 ¥	$5,750,000	$5,694,041
3.928% (USD LIBOR + 3.750%) due 05/03/26 §	13,932,188	13,516,716
(2nd Lien) due 05/03/27 ¥	7,250,000	7,390,469
Vertafore Inc
(2nd Lien) 7.428% (USD LIBOR + 7.250%) due 07/02/26 §	16,900,000	16,781,700
Term B 3.428% (USD LIBOR + 3.250%) due 07/02/25 § ¥	11,664,818	11,031,582

		216,969,677

Utilities - 0.7%

PG&E Corp Term B 5.500% (USD LIBOR + 4.500%) due 06/23/25 §	10,000,000	9,887,500

Total Senior Loan Notes (Cost $1,274,560,791)		1,229,818,823

	Shares
SHORT-TERM INVESTMENT - 5.7%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.110%	75,350,337	75,350,337

Total Short-Term Investment (Cost $75,350,337)		75,350,337

TOTAL INVESTMENTS - 104.7% (Cost $1,436,527,794)		1,392,682,427

OTHER ASSETS & LIABILITIES, NET - (4.7%)		(62,600,851)

NET ASSETS - 100.0%		$1,330,081,576

Notes to Schedule of Investments

(a)	Pursuant to the terms of the following senior loan agreement, the Fund had an unfunded loan commitment which could be extended at the option of the borrower.

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation (Depreciation)
Pathway Vet Alliance LLC	$844,727	$844,997	$270

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

		Total Value at June 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Exchange-Traded Funds	$33,836,792	$33,836,792	$—	$—
	Corporate Bonds & Notes	53,676,475	—	53,676,475	—
	Senior Loan Notes	1,229,818,823	—	1,207,993,402	21,825,421
	Short-Term Investment	75,350,337	75,350,337	—	—
	Unfunded Loan Commitment	844,997	—	844,997	—

	Total	$1,393,527,424	$109,187,129	$1,262,514,874	$21,825,421

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Fund’s assets and liabilities for the three month period ended June 30, 2020:

Senior Loan Notes
Value, Beginning of Period	$136,049,366
Purchases	28,188,860
Sales	(40,461,614)
Accrued Discounts (Premiums)	55,614
Net Realized Gains	(6,573,461)
Change in Net Unrealized Depreciation	20,585,067
Transfers In	—
Transfers Out	(116,018,411)

Value, End of Period	$21,825,421

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	($317,539)

The table below shows transfers within Level 3:

Amount Transferred	Level Transfer		Change in Fair Valuation Measurement Inputs
	From	To	From	To
$116,018,411	3	2	Unobservable Single Broker Quote	Vendor Price (Observable inputs)

All significant unobservable inputs were provided by a single broker quote.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PACIFIC FUNDSSM HIGH INCOME

Schedule of Investments

June 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 1.4%

Basic Materials - 0.2%

Constellium SE *	19,340	$148,531
Hexion Holdings Corp ‘B’ *	11,203	75,621

		224,152

Consumer, Cyclical - 0.2%

Beazer Homes USA Inc *	9,998	100,680
Cedar Fair LP	3,561	97,927
Las Vegas Sands Corp	1,881	85,661

		284,268

Consumer, Non-Cyclical - 0.1%

HCA Healthcare Inc	1,485	144,134

Energy - 0.1%

Chevron Corp	804	71,741
Exxon Mobil Corp	1,235	55,229

		126,970

Financial - 0.4%

Citigroup Inc	4,210	215,131
Outfront Media Inc REIT	4,360	61,781
The Goldman Sachs Group Inc	1,166	230,425

		507,337

Industrial - 0.4%

Crown Holdings Inc *	2,964	193,045
Evoqua Water Technologies Corp *	14,233	264,734
Xylem Inc	2,037	132,324

		590,103

Total Common Stocks (Cost $2,079,173)		1,876,964

EXCHANGE-TRADED FUNDS - 1.1%

iShares iBoxx High Yield Corporate Bond	7,851	640,799
SPDR Bloomberg Barclays High Yield Bond	8,633	873,314

Total Exchange-Traded Funds (Cost $1,502,727)		1,514,113

	Principal Amount
CORPORATE BONDS & NOTES - 86.9%

Basic Materials - 2.7%

Alcoa Nederland Holding BV 7.000% due 09/30/26 ~	$525,000	539,340
Barminco Finance Pty Ltd (Australia) 6.625% due 05/15/22 ~	550,000	544,844
Constellium SE 6.625% due 03/01/25 ~	515,000	522,408
Hecla Mining Co 7.250% due 02/15/28	475,000	483,313

	Principal Amount	Value
Hexion Inc 7.875% due 07/15/27 ~	$400,000	$365,012
JW Aluminum Continuous Cast Co 10.250% due 06/01/26 ~	475,000	495,691
Minerals Technologies Inc 5.000% due 07/01/28 ~	50,000	50,875
Novelis Corp
4.750% due 01/30/30 ~	650,000	622,362
5.875% due 09/30/26 ~	100,000	100,117

		3,723,962

Communications - 16.5%

Altice Financing SA (Luxembourg) 7.500% due 05/15/26 ~	725,000	763,081
Altice France SA (France) 7.375% due 05/01/26 ~	575,000	600,869
CCO Holdings LLC
4.750% due 03/01/30 ~	1,600,000	1,639,552
5.000% due 02/01/28 ~	100,000	103,350
CenturyLink Inc 4.000% due 02/15/27 ~	500,000	485,107
Clear Channel Worldwide Holdings Inc
5.125% due 08/15/27 ~	625,000	601,100
9.250% due 02/15/24	990,000	920,933
CommScope Inc
6.000% due 03/01/26 ~	400,000	411,052
8.250% due 03/01/27 ~	550,000	566,203
CommScope Technologies LLC 6.000% due 06/15/25 ~	100,000	96,830
CSC Holdings LLC
6.500% due 02/01/29 ~	1,750,000	1,915,156
6.625% due 10/15/25 ~	1,350,000	1,406,518
Diamond Sports Group LLC 12.750% due 12/01/26 ~	770,000	758,450
Lamar Media Corp
3.750% due 02/15/28 ~	575,000	543,907
4.000% due 02/15/30 ~	25,000	23,993
Level 3 Financing Inc
4.625% due 09/15/27 ~	850,000	858,793
5.250% due 03/15/26	1,150,000	1,187,565
Nexstar Broadcasting Inc 5.625% due 07/15/27 ~	675,000	676,708
Outfront Media Capital LLC
4.625% due 03/15/30 ~	50,000	45,916
5.000% due 08/15/27 ~	775,000	698,810
6.250% due 06/15/25 ~	175,000	176,912
Radiate Holdco LLC 6.875% due 02/15/23 ~	425,000	431,862
Sprint Capital Corp 8.750% due 03/15/32	500,000	715,245
Sprint Corp
7.625% due 02/15/25	650,000	751,341
7.625% due 03/01/26	700,000	827,879
7.875% due 09/15/23	400,000	450,998
T-Mobile USA Inc 6.500% due 01/15/24	1,500,000	1,537,222
The Interpublic Group of Cos Inc 4.750% due 03/30/30	350,000	413,402
Uber Technologies Inc
7.500% due 05/15/25 ~	125,000	126,484
8.000% due 11/01/26 ~	500,000	509,500
Virgin Media Secured Finance PLC (United Kingdom) 5.500% due 08/15/26 ~	1,450,000	1,487,475

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PACIFIC FUNDS HIGH INCOME

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Zayo Group Holdings Inc
4.000% due 03/01/27 ~	$750,000	$713,085
6.125% due 03/01/28 ~	75,000	73,067

		22,518,365

Consumer, Cyclical - 16.0%

American Airlines Pass-Through Trust ‘B’
3.850% due 08/15/29	340,716	239,983
5.250% due 07/15/25	115,997	77,111
Aramark Services Inc 6.375% due 05/01/25 ~	350,000	362,077
Ashton Woods USA LLC 6.625% due 01/15/28 ~	595,000	586,075
Beazer Homes USA Inc 5.875% due 10/15/27	1,225,000	1,173,740
Boyd Gaming Corp 8.625% due 06/01/25 ~	425,000	444,922
Caesars Resort Collection LLC 5.250% due 10/15/25 ~	1,175,000	1,024,024
Cedar Fair LP
5.250% due 07/15/29 ~	250,000	226,452
5.375% due 04/15/27	500,000	448,952
Clarios Global LP
6.250% due 05/15/26 ~	500,000	517,835
8.500% due 05/15/27 ~	250,000	251,869
Colt Merger Sub Inc
due 07/01/25 # ~	50,000	49,735
due 07/01/27 # ~	75,000	73,125
Constellation Merger Sub Inc 8.500% due 09/15/25 ~	900,000	723,280
Core & Main Holdings LP 8.625% Cash or 9.375% PIK due 09/15/24 ~	250,000	251,155
Core & Main LP 6.125% due 08/15/25 ~	700,000	699,835
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.500% due 02/15/23 ~	725,000	615,268
eG Global Finance PLC (United Kingdom) 8.500% due 10/30/25 ~	450,000	462,141
Ford Motor Co
4.346% due 12/08/26	1,440,000	1,347,610
7.450% due 07/16/31	750,000	792,244
9.000% due 04/22/25	100,000	108,313
9.625% due 04/22/30	100,000	118,618
Gateway Casinos & Entertainment Ltd (Canada) 8.250% due 03/01/24 ~	625,000	514,778
Golden Nugget Inc
6.750% due 10/15/24 ~	1,375,000	990,000
8.750% due 10/01/25 ~	975,000	553,912
Hilton Grand Vacations Borrower LLC 6.125% due 12/01/24	1,000,000	1,008,645
IRB Holding Corp 7.000% due 06/15/25 ~	425,000	438,016
Jacobs Entertainment Inc 7.875% due 02/01/24 ~	900,000	796,180
Lennar Corp
4.750% due 05/30/25	600,000	642,063
4.750% due 11/29/27	100,000	108,720
Marriott Ownership Resorts Inc 4.750% due 01/15/28 ~	525,000	478,506
Mattel Inc
3.150% due 03/15/23	125,000	118,186
6.750% due 12/31/25 ~	825,000	857,369
Michaels Stores Inc 8.000% due 07/15/27 ~	690,000	600,859

	Principal Amount	Value
New Red Finance Inc (Canada)
3.875% due 01/15/28 ~	$100,000	$97,186
4.375% due 01/15/28 ~	300,000	294,564
5.000% due 10/15/25 ~	725,000	722,604
Scientific Games International Inc
7.000% due 05/15/28 ~	150,000	120,253
7.250% due 11/15/29 ~	150,000	120,254
8.250% due 03/15/26 ~	450,000	400,142
Six Flags Entertainment Corp 5.500% due 04/15/27 ~	875,000	783,125
Six Flags Theme Parks Inc 7.000% due 07/01/25 ~	25,000	25,953
Stars Group Holdings BV (Canada) 7.000% due 07/15/26 ~	250,000	264,109
Tesla Inc 5.300% due 08/15/25 ~	650,000	650,068
The Scotts Miracle-Gro Co 4.500% due 10/15/29	500,000	515,952
US Airways Pass-Through Trust ‘B’ 5.375% due 05/15/23	156,567	127,404

		21,823,212

Consumer, Non-Cyclical - 17.5%

Ahern Rentals Inc 7.375% due 05/15/23 ~	2,801,000	1,354,690
Albertsons Cos Inc
4.625% due 01/15/27 ~	50,000	50,053
5.875% due 02/15/28 ~	1,200,000	1,240,152
Allied Universal Holdco LLC 9.750% due 07/15/27 ~	1,500,000	1,583,235
Bausch Health Americas Inc 8.500% due 01/31/27 ~	1,250,000	1,329,031
Bausch Health Cos Inc
5.000% due 01/30/28 ~	125,000	117,843
6.125% due 04/15/25 ~	275,000	279,312
6.250% due 02/15/29 ~	125,000	125,859
9.000% due 12/15/25 ~	1,050,000	1,132,331
Centene Corp
3.375% due 02/15/30	600,000	606,765
4.250% due 12/15/27	100,000	103,423
4.625% due 12/15/29	100,000	106,127
Charles River Laboratories International Inc
4.250% due 05/01/28 ~	600,000	600,708
5.500% due 04/01/26 ~	400,000	417,162
Community Health Systems Inc 6.625% due 02/15/25 ~	1,375,000	1,295,937
Garda World Security Corp (Canada) 9.500% due 11/01/27 ~	497,000	526,417
HCA Inc
5.375% due 09/01/26	150,000	163,680
5.625% due 09/01/28	100,000	111,772
5.875% due 02/01/29	1,525,000	1,728,275
Jaguar Holding Co II 5.000% due 06/15/28 ~	75,000	76,922
JBS Investments II GmbH
5.750% due 01/15/28 ~	200,000	198,050
7.000% due 01/15/26 ~	1,150,000	1,209,541
JBS USA LUX SA
5.500% due 01/15/30 ~	150,000	154,004
5.875% due 07/15/24 ~	400,000	406,126
6.500% due 04/15/29 ~	50,000	53,178

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PACIFIC FUNDS HIGH INCOME

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Kraft Heinz Foods Co
3.875% due 05/15/27 ~	$175,000	$183,109
3.950% due 07/15/25	251,000	268,366
4.375% due 06/01/46	750,000	738,180
5.000% due 07/15/35	900,000	990,998
5.200% due 07/15/45	400,000	434,258
LifePoint Health Inc
4.375% due 02/15/27 ~	100,000	94,750
6.750% due 04/15/25 ~	50,000	51,750
Ortho-Clinical Diagnostics Inc 7.375% due 06/01/25 ~	75,000	76,359
Pilgrim’s Pride Corp 5.875% due 09/30/27 ~	550,000	551,383
RegionalCare Hospital Partners Holdings Inc 9.750% due 12/01/26 ~	525,000	537,156
Select Medical Corp 6.250% due 08/15/26 ~	750,000	759,885
Tenet Healthcare Corp
4.625% due 06/15/28 ~	75,000	73,664
4.875% due 01/01/26 ~	180,000	176,576
6.250% due 02/01/27 ~	600,000	597,372
6.750% due 06/15/23	975,000	968,663
7.500% due 04/01/25 ~	25,000	26,672
Tms International Holding Corp 7.250% due 08/15/25 ~	1,416,000	1,161,120
United Rentals North America Inc
4.625% due 10/15/25	300,000	302,091
6.500% due 12/15/26	300,000	315,570
Verscend Escrow Corp 9.750% due 08/15/26 ~	650,000	702,211

		23,980,726

Energy - 11.4%

Antero Midstream Partners LP 5.750% due 01/15/28 ~	500,000	396,265
Antero Resources Corp
5.375% due 11/01/21	925,000	858,696
5.625% due 06/01/23	475,000	305,484
Apache Corp 4.375% due 10/15/28	300,000	265,045
Archrock Partners LP
6.250% due 04/01/28 ~	25,000	22,945
6.875% due 04/01/27 ~	475,000	448,830
Ascent Resources Utica Holdings LLC
7.000% due 11/01/26 ~	525,000	337,869
10.000% due 04/01/22 ~	550,000	470,588
Buckeye Partners LP
4.125% due 03/01/25 ~	25,000	24,044
4.500% due 03/01/28 ~	525,000	494,813
Callon Petroleum Co 6.375% due 07/01/26	400,000	133,424
Cheniere Corpus Christi Holdings LLC 5.125% due 06/30/27	1,175,000	1,291,033
Cheniere Energy Partners LP 5.625% due 10/01/26	675,000	670,423
Crestwood Midstream Partners LP
5.625% due 05/01/27 ~	75,000	62,763
5.750% due 04/01/25	250,000	216,721
6.250% due 04/01/23	325,000	290,097
Denbury Resources Inc 6.375% due 12/31/24 ~	11,000	1,265
Endeavor Energy Resources LP
5.500% due 01/30/26 ~	50,000	48,020
5.750% due 01/30/28 ~	775,000	745,794
6.625% due 07/15/25 ~	50,000	50,516

	Principal Amount	Value
Energy Transfer Operating LP 6.250% due 02/15/23	$800,000	$615,396
EnLink Midstream Partners LP 4.150% due 06/01/25	100,000	77,261
EQM Midstream Partners LP
5.500% due 07/15/28	175,000	167,078
6.000% due 07/01/25 ~	75,000	75,938
6.500% due 07/01/27 ~	250,000	256,708
Global Partners LP 7.000% due 08/01/27	470,000	436,129
MPLX LP 6.875% due 02/15/23	650,000	584,823
Newfield Exploration Co 5.625% due 07/01/24	500,000	475,429
Occidental Petroleum Corp
2.600% due 08/13/21	630,000	617,384
2.600% due 04/15/22	150,000	143,670
2.700% due 08/15/22	550,000	513,037
2.900% due 08/15/24	600,000	514,194
3.125% due 02/15/22	125,000	120,338
due 07/15/25 #	100,000	100,625
due 07/15/27 #	150,000	150,750
Parsley Energy LLC
5.250% due 08/15/25 ~	225,000	216,899
5.375% due 01/15/25 ~	225,000	219,305
5.625% due 10/15/27 ~	25,000	24,683
Range Resources Corp 5.000% due 03/15/23	500,000	427,808
Targa Resources Partners LP
5.125% due 02/01/25	500,000	482,808
5.375% due 02/01/27	50,000	48,366
5.875% due 04/15/26	825,000	818,680
6.500% due 07/15/27	50,000	50,250
USA Compression Partners LP 6.875% due 09/01/27	775,000	737,405
WPX Energy Inc
5.250% due 10/15/27	600,000	561,526
5.875% due 06/15/28	25,000	24,000

		15,595,125

Financial - 6.8%

Ally Financial Inc 5.750% due 11/20/25	900,000	962,584
CNO Financial Group Inc 5.250% due 05/30/29	600,000	645,157
GLP Capital LP REIT 5.750% due 06/01/28	875,000	966,529
Iron Mountain Inc REIT
4.875% due 09/15/29 ~	600,000	584,100
5.000% due 07/15/28 ~	75,000	73,453
5.250% due 03/15/28 ~	100,000	99,732
MGM Growth Properties Operating Partnership LP REIT 4.625% due 06/15/25 ~	50,000	49,192
SBA Communications Corp REIT 3.875% due 02/15/27 ~	700,000	698,043
Springleaf Finance Corp
5.375% due 11/15/29	225,000	212,895
5.625% due 03/15/23	375,000	380,398
6.125% due 03/15/24	625,000	636,441
6.875% due 03/15/25	25,000	25,706
7.125% due 03/15/26	1,350,000	1,398,931
8.875% due 06/01/25	50,000	53,553
The Howard Hughes Corp 5.375% due 03/15/25 ~	2,075,000	1,937,459

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PACIFIC FUNDS HIGH INCOME

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
VICI Properties LP REIT
3.750% due 02/15/27 ~	$175,000	$164,801
4.250% due 12/01/26 ~	200,000	192,233
4.625% due 12/01/29 ~	200,000	195,338

		9,276,545

Industrial - 13.2%

Apex Tool Group LLC 9.000% due 02/15/23 ~	450,000	326,765
ARD Finance SA (Luxembourg) 6.500% Cash or 7.250% PIK due 06/30/27 ~	200,000	198,213
Bombardier Inc (Canada)
5.750% due 03/15/22 ~	325,000	240,589
7.500% due 03/15/25 ~	525,000	344,256
Brand Industrial Services Inc 8.500% due 07/15/25 ~	650,000	587,025
BWX Technologies Inc 4.125% due 06/30/28 ~	250,000	250,313
Cargo Aircraft Management Inc 4.750% due 02/01/28 ~	575,000	571,406
Clark Equipment Co (South Korea) 5.875% due 06/01/25 ~	225,000	231,047
Gates Global LLC 6.250% due 01/15/26 ~	675,000	669,654
GFL Environmental Inc (Canada)
5.125% due 12/15/26 ~	25,000	25,938
7.000% due 06/01/26 ~	620,000	647,007
Granite US Holdings Corp 11.000% due 10/01/27 ~	800,000	780,348
Husky III Holding Ltd (Canada) 13.000% PIK due 02/15/25 ~	175,000	168,984
Itron Inc 5.000% due 01/15/26 ~	1,425,000	1,424,729
Mauser Packaging Solutions Holding Co
5.500% due 04/15/24 ~	475,000	467,572
7.250% due 04/15/25 ~	1,375,000	1,250,893
Maxim Crane Works Holdings Capital LLC 10.125% due 08/01/24 ~	475,000	468,376
Mueller Water Products Inc 5.500% due 06/15/26 ~	801,000	831,887
New Enterprise Stone & Lime Co Inc 10.125% due 04/01/22 ~	1,265,000	1,263,121
Sensata Technologies BV 5.625% due 11/01/24 ~	1,175,000	1,249,783
Sensata Technologies Inc 4.375% due 02/15/30 ~	450,000	446,639
Standard Industries Inc
4.375% due 07/15/30 ~	175,000	173,633
4.750% due 01/15/28 ~	1,300,000	1,321,651
The Boeing Co 5.705% due 05/01/40	450,000	510,466
Titan Acquisition Ltd (Canada) 7.750% due 04/15/26 ~	910,000	863,731
TransDigm Inc
5.500% due 11/15/27	375,000	328,393
6.250% due 03/15/26 ~	700,000	700,770
8.000% due 12/15/25 ~	225,000	237,457
TransDigm UK Holdings PLC 6.875% due 05/15/26	825,000	770,187
Vertical Holdco GmbH (Germany) due 07/15/28 # ~	200,000	200,000
Vertical US Newco Inc (Germany) due 07/15/27 # ~	200,000	200,000
Welbilt Inc 9.500% due 02/15/24	250,000	240,000

		17,990,833

	Principal Amount	Value
Technology - 0.8%

Entegris Inc 4.375% due 04/15/28 ~	$275,000	$281,188
Tempo Acquisition LLC
5.750% due 06/01/25 ~	125,000	128,672
6.750% due 06/01/25 ~	700,000	710,930

		1,120,790

Utilities - 2.0%

Calpine Corp 5.125% due 03/15/28 ~	550,000	538,794
NRG Energy Inc
5.250% due 06/15/29 ~	300,000	316,381
7.250% due 05/15/26	390,000	412,353
PG&E Corp
5.000% due 07/01/28	75,000	74,906
5.250% due 07/01/30	75,000	75,563
Talen Energy Supply LLC
6.500% due 06/01/25	650,000	440,027
7.250% due 05/15/27 ~	100,000	99,669
7.625% due 06/01/28 ~	100,000	100,188
Vistra Operations Co LLC
5.000% due 07/31/27 ~	375,000	381,656
5.500% due 09/01/26 ~	200,000	205,209
5.625% due 02/15/27 ~	100,000	102,844

		2,747,590

Total Corporate Bonds & Notes (Cost $120,712,407)		118,777,148

SENIOR LOAN NOTES - 6.2%

Consumer, Cyclical - 3.1%

18 Fremont Street Acquisition LLC 9.500% (USD LIBOR + 8.000%) due 08/09/25 §	250,000	223,125
Bass Pro Group LLC Term B 6.072% (USD LIBOR + 5.000%) due 09/25/24 §	1,283,276	1,240,286
PetSmart Inc Term B-2 5.000% (USD LIBOR + 4.000%) due 03/11/22 §	492,399	487,372
SeaWorld Parks & Entertainment Inc Term B-5 3.750% (USD LIBOR + 3.000%) due 03/31/24 §	984,733	880,516
Spectacle Gary Holdings LLC 11.000% (USD LIBOR + 9.000%) due 12/23/25 §	582,770	541,976
SRS Distribution Inc Term B 4.322% (USD LIBOR + 3.250%) due 05/24/25 §	598,477	568,553
Tacala Investment Corp Term B (2nd Lien) 7.678% (USD LIBOR + 7.500%) due 02/05/28 §	250,000	226,250

		4,168,078

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PACIFIC FUNDS HIGH INCOME

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Consumer, Non-Cyclical - 0.2%

Endo International PLC Term B 5.000% (USD LIBOR + 4.250%) due 04/27/24 §	$238,769	$224,980
North American Lifting Holdings Inc (2nd Lien) 10.450% (USD LIBOR + 9.000%) due 11/27/21 § y ±	350,000	59,500

		284,480

Energy - 0.3%

Traverse Midstream Partners LLC Term B 5.000% (USD LIBOR + 4.000%) due 09/27/24 §	496,212	416,405

Industrial - 1.7%

Cornerstone Building Brands Inc Term B 3.941% (USD LIBOR + 3.750%) due 04/12/25 §	539,855	515,336
Dynasty Acquisition Co Inc 3.808% (USD LIBOR + 3.500%) due 04/08/26 §	645,472	556,720
Reynolds Group Holdings Inc Term B 2.928% (USD LIBOR + 2.750%) due 02/05/23 §	1,044,567	999,389
Standard Aero Ltd 3.808% (USD LIBOR + 3.500%) due 04/08/26 §	347,028	299,312

		2,370,757

Technology - 0.9%

Kronos Inc Term B 3.179% (USD LIBOR + 3.000%) due 11/01/23 §	596,947	596,387
The Dun & Bradstreet Corp Term B 4.184% (USD LIBOR + 4.000%) due 02/08/26 §	598,500	585,034

		1,181,421

Total Senior Loan Notes (Cost $8,529,133)		8,421,141

ASSET-BACKED SECURITIES - 1.8%

Benefit Street Partners CLO Ltd ‘D’ (Cayman) 7.085% (USD LIBOR + 5.950%) due 04/20/31 § ~	250,000	210,343
Benefit Street Partners CLO Ltd ‘E’ (Cayman) 7.835% (USD LIBOR + 6.700%) due 01/17/32 § ~	250,000	226,915
Dryden Senior Loan Fund ‘E’ (Cayman) 7.192% (USD LIBOR + 6.800%) due 05/15/32 § ~	425,000	399,696
Dryden Senior Loan Fund ‘F’ (Cayman) 8.419% (USD LIBOR + 7.200%) due 04/15/31 § ~	250,000	160,665
Magnetite XXII Ltd ‘E’ (Cayman) 7.969% (USD LIBOR + 6.750%) due 04/15/31 § ~	500,000	471,534

	Principal Amount	Value
Neuberger Berman Loan Advisers CLO Ltd ‘E’ (Cayman)
7.885% (USD LIBOR + 6.750%) due 01/20/31 § ~	$300,000	$281,125
7.885% (USD LIBOR + 6.750%) due 04/20/31 § ~	500,000	470,677
Voya CLO 2019-4 Ltd ‘E’ (Cayman) 8.699% (USD LIBOR + 7.480%) due 01/15/33 § ~	300,000	291,778

Total Asset-Backed Securities (Cost $2,737,986)		2,512,733

	Shares
SHORT-TERM INVESTMENT - 1.2%

Money Market Fund 1.2%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.110%	1,615,718	1,615,718

Total Short-Term Investment (Cost $1,615,718)		1,615,718

TOTAL INVESTMENTS - 98.6% (Cost $137,177,144)		134,717,817

OTHER ASSETS & LIABILITIES, NET - 1.4%		1,977,059

NET ASSETS - 100.0%		$136,694,876

Notes to Schedule of Investments

(a)	Pursuant to the terms of the following senior loan agreement, the Fund had an unfunded loan commitment which could be extended at the option of the borrower.

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation (Depreciation)
Spectacle Gary Holdings LLC	$41,060	$39,274	($1,786)

(b)	An investment with a value of $59,500 or less than 0.1% of the Fund’s net assets was in default as of June 30, 2020.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PACIFIC FUNDS HIGH INCOME

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

		Total Value at June 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$1,876,964	$1,876,964	$ —	$—
	Exchange-Traded Funds	1,514,113	1,514,113	—	—
	Corporate Bonds & Notes	118,777,148	—	118,777,148	—
	Senior Loan Notes	8,421,141	—	8,361,641	59,500
	Asset-Backed Securities	2,512,733	—	2,512,733	—
	Short-Term Investment	1,615,718	1,615,718	—	—
	Unfunded Loan Commitment	39,274	—	39,274	—

	Total	$134,757,091	$5,006,795	$129,690,796	$59,500

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Fund’s assets and liabilities for the three month period ended June 30, 2020:

Senior Loan Notes and Unfunded Loan Commitment
Value, Beginning of Period	$2,825,470
Purchases	—
Sales	(192,942)
Accrued Discounts (Premiums)	7,006
Net Realized Gains	(193,031)
Change in Net Unrealized Depreciation	399,244
Transfers In	—
Transfers Out	(2,786,247)

Value, End of Period	$59,500

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	($56,934)

The table below shows transfers within Level 3:

Amount Transferred	Level Transfer		Change in Fair Valuation Measurement Inputs
	From	To	From	To
$2,786,247	3	2	Unobservable Single Broker Quote	Vendor Price (Observable inputs)

All significant unobservable inputs were provided by a single broker quote.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PACIFIC FUNDSSM DIVERSIFIED INCOME

Schedule of Investments

June 30, 2020 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.2%

Communications - 0.0%

Telefonica Brasil SA (Brazil)	600	$5,337

Consumer, Cyclical - 0.1%

Volkswagen AG (Germany) *	60	9,120

Consumer, Non-Cyclical - 0.0%

Henkel AG & Co KGaA (Germany)	87	8,117

Financial - 0.1%

Banco Bradesco SA (Brazil)	1,100	4,238
Itau Unibanco Holding SA (Brazil)	1,600	7,561
Itausa SA (Brazil)	6,300	11,191

		22,990

Total Preferred Stocks (Cost $56,096)		45,564

COMMON STOCKS - 64.7%

Basic Materials - 2.4%
Air Liquide SA (France)	314	45,400
Air Products and Chemicals Inc	307	74,128
Akzo Nobel NV (Netherlands)	65	5,840
Anglo American PLC (South Africa)	457	10,535
Asahi Kasei Corp (Japan)	600	4,911
BASF SE (Germany)	633	35,555
BHP Group Ltd (Australia)	1,124	27,985
BHP Group PLC (Australia)	1,043	21,343
Boliden AB (Sweden)	313	7,179
Celanese Corp	109	9,411
CF Industries Holdings Inc	168	4,728
Chr Hansen Holding AS (Denmark)	40	4,126
Constellium SE *	1,134	8,709
Dow Inc	622	25,353
DuPont de Nemours Inc	526	27,946
Eastman Chemical Co	225	15,669
Ecolab Inc	91	18,104
EMS-Chemie Holding AG (Switzerland)	9	6,992
Fortescue Metals Group Ltd (Australia)	1,316	12,794
Givaudan SA (Switzerland)	4	14,952
Grupo Mexico SAB de CV (Mexico)	2,757	6,405
Huntsman Corp	150	2,695
ICL Group Ltd (Israel)	1,369	4,078
International Flavors & Fragrances Inc	124	15,185
International Paper Co	457	16,091
Johnson Matthey PLC (United Kingdom)	182	4,740
Koninklijke DSM NV (Netherlands)	61	8,468
Kumba Iron Ore Ltd (South Africa)	187	5,001
Linde PLC (United Kingdom)	176	37,331
LyondellBasell Industries NV ‘A’	284	18,664
Mitsubishi Chemical Holdings Corp (Japan)	600	3,499
MMC Norilsk Nickel PJSC ADR (Russia)	512	13,383
Nissan Chemical Corp (Japan)	100	5,145
Nitto Denko Corp (Japan)	200	11,338
Novozymes AS ‘B’ (Denmark)	79	4,580
Nucor Corp	264	10,932
PPG Industries Inc	71	7,530
Reliance Steel & Aluminum Co	53	5,031
Rio Tinto Ltd (Australia)	197	13,489
Rio Tinto PLC (Australia)	620	34,891

	Shares	Value
Shin-Etsu Chemical Co Ltd (Japan)	310	$36,382
South32 Ltd (Australia)	1,780	2,520
Southern Copper Corp (Peru)	109	4,335
Steel Dynamics Inc	202	5,270
Symrise AG (Germany)	48	5,609
The Sherwin-Williams Co	26	15,024
Valvoline Inc	224	4,330

		683,606

Communications - 5.4%

Alibaba Group Holding Ltd ADR (China) *	336	72,475
Alphabet Inc ‘C’ *	88	124,398
Amazon.com Inc *	52	143,459
Arista Networks Inc *	15	3,150
AT&T Inc	3,054	92,322
Baidu Inc ADR (China) *	98	11,749
Booking Holdings Inc *	15	23,885
CenturyLink Inc	918	9,208
China Mobile Ltd (China)	6,500	43,888
China Telecom Corp Ltd ‘H’ (China)	12,000	3,371
Cisco Systems Inc	3,254	151,767
Comcast Corp ‘A’	2,407	93,825
Corning Inc	806	20,875
Deutsche Telekom AG (Germany)	538	9,027
Facebook Inc ‘A’ *	568	128,976
FactSet Research Systems Inc	11	3,613
HKT Trust & HKT Ltd (Hong Kong) »	3,000	4,402
Juniper Networks Inc	425	9,715
KDDI Corp (Japan)	1,700	50,723
M3 Inc (Japan)	400	16,992
MonotaRO Co Ltd (Japan)	100	4,018
MTN Group Ltd (South Africa)	1,166	3,571
Naspers Ltd ‘N’ (South Africa)	238	43,740
Nexstar Media Group Inc ‘A’	32	2,678
Nice Ltd (Israel) *	21	3,959
Nippon Telegraph & Telephone Corp (Japan)	200	4,660
NortonLifeLock Inc	350	6,940
NTT DOCOMO Inc (Japan)	1,300	34,512
Omnicom Group Inc	225	12,285
Orange SA (France)	431	5,154
P.T. Telekomunikasi Indonesia Persero Tbk (Indonesia)	32,600	6,983
Singapore Telecommunications Ltd (Singapore)	6,900	12,274
Softbank Corp (Japan)	400	5,098
Spark New Zealand Ltd (New Zealand)	1,063	3,145
Swisscom AG (Switzerland)	8	4,195
TD Ameritrade Holding Corp	78	2,838
Telefonica SA (Spain)	1,054	5,041
Telenor ASA (Norway)	223	3,256
Telephone and Data Systems Inc	163	3,240
Telstra Corp Ltd (Australia)	1,483	3,219
Tencent Holdings Ltd (China)	1,300	83,301
The Interpublic Group of Cos Inc	399	6,847
The Trade Desk Inc ‘A’ *	11	4,471
The Walt Disney Co	446	49,733
Trend Micro Inc (Japan)	200	11,177
Verizon Communications Inc	1,577	86,940
ViacomCBS Inc ‘B’	146	3,405
Vipshop Holdings Ltd ADR (China) *	185	3,683
Vivendi SA (France)	251	6,486
Vodacom Group Ltd (South Africa)	488	3,463
Vodafone Group PLC (United Kingdom)	7,168	11,395
Wolters Kluwer NV (Netherlands)	110	8,592
WPP PLC (United Kingdom)	1,376	10,728
Z Holdings Corp (Japan)	3,800	18,649

		1,497,496

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PACIFIC FUNDS DIVERSIFIED INCOME

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
Consumer, Cyclical - 6.0%

adidas AG (Germany) *	72	$18,983
ANTA Sports Products Ltd (China)	1,000	8,897
AutoZone Inc *	9	10,153
Bandai Namco Holdings Inc (Japan)	100	5,264
Bayerische Motoren Werke AG (Germany)	97	6,193
Beazer Homes USA Inc *	1,193	12,014
Best Buy Co Inc	190	16,581
Bridgestone Corp (Japan)	300	9,683
Bunzl PLC (United Kingdom)	124	3,326
Cedar Fair LP	253	6,957
Cie Financiere Richemont SA (Switzerland)	499	32,186
Cie Generale des Etablissements Michelin SCA (France)	148	15,426
Compass Group PLC (United Kingdom)	683	9,397
Copart Inc *	62	5,163
Costco Wholesale Corp	209	63,371
Cummins Inc	183	31,707
Daimler AG (Germany)	304	12,368
Daiwa House Industry Co Ltd (Japan)	400	9,446
Denso Corp (Japan)	200	7,843
Dollar General Corp	77	14,669
Dollar Tree Inc *	68	6,302
DR Horton Inc	99	5,490
Fastenal Co	632	27,075
Ferrari NV (Italy)	43	7,366
Flutter Entertainment PLC (Ireland) *	59	7,789
Galaxy Entertainment Group Ltd (Macao)	1,000	6,860
Geely Automobile Holdings Ltd (China)	8,000	12,710
Genuine Parts Co	170	14,783
Haier Electronics Group Co Ltd (China)	2,000	6,089
Hanesbrands Inc	437	4,934
Hasbro Inc	120	8,994
Hennes & Mauritz AB ‘B’ (Sweden)	967	14,115
Hermes International (France)	13	10,915
Honda Motor Co Ltd (Japan)	700	17,916
Hoshizaki Corp (Japan)	40	3,428
Industria de Diseno Textil SA (Spain)	830	22,023
ITOCHU Corp (Japan)	700	15,146
Koito Manufacturing Co Ltd (Japan)	100	4,046
Las Vegas Sands Corp	127	5,784
Leggett & Platt Inc	107	3,761
Lojas Renner SA (Brazil)	800	6,201
Lululemon Athletica Inc *	33	10,296
LVMH Moet Hennessy Louis Vuitton SE (France)	106	46,798
Marubeni Corp (Japan)	900	4,088
McDonald’s Corp	793	146,285
Mitsubishi Corp (Japan)	600	12,679
Mitsui & Co Ltd (Japan)	800	11,853
MSC Industrial Direct Co Inc ‘A’	84	6,116
Newell Brands Inc	339	5,383
NIKE Inc ‘B’	413	40,495
Nitori Holdings Co Ltd (Japan)	100	19,607
NVR Inc *	1	3,259
O’Reilly Automotive Inc *	23	9,698
Oriental Land Co Ltd (Japan)	200	26,429
P.T. Astra International Tbk (Indonesia)	12,700	4,296
Panasonic Corp (Japan)	1,000	8,769
Pandora AS (Denmark)	84	4,588
Persimmon PLC (United Kingdom) *	290	8,207
Polaris Inc	73	6,756
Raia Drogasil SA (Brazil)	300	6,160
Ross Stores Inc	109	9,291
Ryohin Keikaku Co Ltd (Japan)	300	4,267
Sekisui Chemical Co Ltd (Japan)	500	7,164
Sekisui House Ltd (Japan)	300	5,728

	Shares	Value
Shenzhou International Group Holdings Ltd (China)	700	$8,510
Shimano Inc (Japan)	50	9,614
Six Flags Entertainment Corp	460	8,837
Sodexo SA (France)	35	2,373
Starbucks Corp	1,558	114,653
Subaru Corp (Japan)	300	6,282
Sumitomo Corp (Japan)	600	6,901
Sumitomo Electric Industries Ltd (Japan)	400	4,614
Tabcorp Holdings Ltd (Australia)	1,435	3,385
Target Corp	660	79,154
The Home Depot Inc	755	189,135
The Swatch Group AG (Switzerland)	27	5,419
The TJX Cos Inc	454	22,954
Tiffany & Co	26	3,170
Toyota Motor Corp (Japan)	500	31,442
Tractor Supply Co	35	4,613
Tsuruha Holdings Inc (Japan)	40	5,525
Ulta Beauty Inc *	16	3,255
USS Co Ltd (Japan)	400	6,412
VF Corp	381	23,218
Wal-Mart de Mexico SAB de CV (Mexico)	9,324	22,299
Walgreens Boots Alliance Inc	1,400	59,346
Walmart Inc	541	64,801
Watsco Inc	41	7,286
Welcia Holdings Co Ltd (Japan)	50	4,039
Whirlpool Corp	49	6,347
Williams-Sonoma Inc	81	6,643
WW Grainger Inc	15	4,712
Wyndham Destinations Inc	91	2,564
Yum China Holdings Inc (China)	270	12,979
Yum! Brands Inc	300	26,073

		1,676,121

Consumer, Non-Cyclical - 18.3%

a2 Milk Co Ltd (New Zealand) *	370	4,843
AbbVie Inc	1,050	103,089
ABIOMED Inc *	15	3,623
Adecco Group AG (Switzerland)	94	4,431
Adyen NV (Netherlands) * ~	3	4,366
Alexion Pharmaceuticals Inc *	68	7,632
Alfresa Holdings Corp (Japan)	200	4,192
Align Technology Inc *	31	8,508
Altria Group Inc	3,176	124,658
Ambev SA (Brazil)	14,000	36,763
Amgen Inc	657	154,960
Anheuser-Busch InBev SA NV (Belgium)	625	30,810
Archer-Daniels-Midland Co	688	27,451
Asahi Group Holdings Ltd (Japan)	100	3,512
Asahi Intecc Co Ltd (Japan)	200	5,708
Associated British Foods PLC (United Kingdom)	172	4,067
Astellas Pharma Inc (Japan)	1,500	25,049
Automatic Data Processing Inc	589	87,696
Bangkok Dusit Medical Services PCL (Thailand)	11,000	8,013
Bayer AG (Germany)	223	16,529
Becton Dickinson and Co	116	27,755
Beiersdorf AG (Germany)	49	5,572
Bid Corp Ltd (South Africa)	312	5,123
Bio-Techne Corp	13	3,433
Biogen Inc *	81	21,672
Bristol-Myers Squibb Co	1,470	86,436
British American Tobacco PLC (United Kingdom)	1,941	74,443
Brown-Forman Corp ‘B’	94	5,984
Bunge Ltd	2,258	92,872
Campbell Soup Co	118	5,856
Cardinal Health Inc	254	13,256
Carlsberg AS ‘B’ (Denmark)	30	3,978

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PACIFIC FUNDS DIVERSIFIED INCOME

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
Carrefour SA (France)	251	$3,892
CCR SA (Brazil)	2,500	6,680
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	1	8,259
Chugai Pharmaceutical Co Ltd (Japan)	600	32,124
Church & Dwight Co Inc	89	6,880
Cigna Corp	147	27,585
Cintas Corp	26	6,925
Coca-Cola European Partners PLC
(United Kingdom)	66	2,492
Coles Group Ltd (Australia)	722	8,583
Colgate-Palmolive Co	1,278	93,626
Coloplast AS ‘B’ (Denmark)	42	6,546
Conagra Brands Inc	347	12,204
CSL Ltd (Australia)	162	32,220
CSPC Pharmaceutical Group Ltd (China)	7,200	13,636
CVS Health Corp	1,848	120,065
Danaher Corp	237	41,909
Danone SA (France) *	222	15,410
Diageo PLC (United Kingdom)	1,335	44,372
Edenred (France)	80	3,509
Edwards Lifesciences Corp *	228	15,757
Eli Lilly and Co	900	147,762
Equifax Inc	35	6,016
EssilorLuxottica SA (France) *	102	13,118
Fisher & Paykel Healthcare Corp Ltd (New Zealand)	184	4,239
Flowers Foods Inc	193	4,315
General Mills Inc	833	51,354
Genmab AS (Denmark) *	20	6,744
Gilead Sciences Inc	1,164	89,558
GlaxoSmithKline PLC (United Kingdom)	3,091	62,437
Global Payments Inc	38	6,446
H&R Block Inc	128	1,828
HCA Healthcare Inc	154	14,947
Hengan International Group Co Ltd (China)	1,000	7,871
Henkel AG & Co KGaA (Germany)	51	4,267
Henry Schein Inc *	56	3,270
Hormel Foods Corp	127	6,130
Humana Inc	49	19,000
IDEXX Laboratories Inc *	31	10,235
Illumina Inc *	57	21,110
Imperial Brands PLC (United Kingdom)	427	8,129
Ingredion Inc	115	9,545
Intuitive Surgical Inc *	44	25,073
Japan Tobacco Inc (Japan)	1,700	31,574
Johnson & Johnson	1,448	203,632
Kao Corp (Japan)	500	39,679
Kellogg Co	438	28,934
Keurig Dr Pepper Inc	109	3,096
Kikkoman Corp (Japan)	200	9,660
Kimberly-Clark Corp	547	77,318
Kimberly-Clark de Mexico SAB de CV ‘A’ (Mexico)	2,275	3,546
Kirin Holdings Co Ltd (Japan)	300	6,324
Kobayashi Pharmaceutical Co Ltd (Japan)	50	4,396
Koninklijke Ahold Delhaize NV (Netherlands)	1,192	32,487
Kose Corp (Japan)	30	3,631
Kyowa Kirin Co Ltd (Japan)	200	5,265
L’Oreal SA (France)	130	41,957
Laboratory Corp of America Holdings *	35	5,814
Lamb Weston Holdings Inc	55	3,516
Lion Corp (Japan)	300	7,215
ManpowerGroup Inc	47	3,231
MarketAxess Holdings Inc	11	5,510
Masimo Corp *	16	3,648
McCormick & Co Inc	42	7,535
McKesson Corp	70	10,739

	Shares	Value
Medtronic PLC	1,622	$148,737
Merck & Co Inc	1,095	84,676
Mondelez International Inc ‘A’	1,465	74,905
Monster Beverage Corp *	148	10,259
Moody’s Corp	54	14,835
Nestle SA (Switzerland)	607	67,298
New Oriental Education & Technology Group Inc ADR (China) *	74	9,637
Nisshin Seifun Group Inc (Japan)	300	4,479
Nissin Foods Holdings Co Ltd (Japan)	100	8,860
Notre Dame Intermedica Participacoes SA (Brazil)	600	7,552
Novartis AG (Switzerland)	1,067	92,958
Novo Nordisk AS ‘B’ (Denmark)	946	61,630
Ono Pharmaceutical Co Ltd (Japan)	300	8,756
Otsuka Holdings Co Ltd (Japan)	100	4,358
PayPal Holdings Inc *	341	59,412
PepsiCo Inc	1,411	186,619
Pernod Ricard SA (France)	115	18,109
Pfizer Inc	4,701	153,723
Philip Morris International Inc	1,839	128,840
Pigeon Corp (Japan)	100	3,871
P.T. Unilever Indonesia Tbk (Indonesia)	7,000	3,884
Quest Diagnostics Inc	51	5,812
Reckitt Benckiser Group PLC (United Kingdom)	353	32,475
Recruit Holdings Co Ltd (Japan)	940	32,327
Regeneron Pharmaceuticals Inc *	28	17,462
RELX PLC (United Kingdom)	825	19,095
ResMed Inc	51	9,792
Robert Half International Inc	128	6,762
Roche Holding AG (Switzerland)	287	99,431
S&P Global Inc	81	26,688
Sanofi (France)	789	80,466
Santen Pharmaceutical Co Ltd (Japan)	300	5,523
Secom Co Ltd (Japan)	200	17,549
Seven & i Holdings Co Ltd (Japan)	400	13,085
SGS SA (Switzerland)	7	17,148
Shimadzu Corp (Japan)	200	5,339
Shionogi & Co Ltd (Japan)	200	12,547
Sino Biopharmaceutical Ltd (Hong Kong)	9,000	16,963
Smith & Nephew PLC (United Kingdom)	350	6,522
Sonova Holding AG (Switzerland)	20	4,003
STERIS PLC	30	4,603
Sysco Corp	555	30,336
Sysmex Corp (Japan)	100	7,676
Takeda Pharmaceutical Co Ltd (Japan)	530	19,042
TAL Education Group ADR (China) *	183	12,514
The Clorox Co	134	29,396
The Coca-Cola Co	3,870	172,912
The Cooper Cos Inc	18	5,106
The Estee Lauder Cos Inc ‘A’	85	16,038
The Hershey Co	221	28,646
The JM Smucker Co	219	23,172
The Kraft Heinz Co	576	18,369
The Kroger Co	874	29,585
The Procter & Gamble Co	1,877	224,433
The SPAR Group Ltd (South Africa)	513	5,075
Toyo Suisan Kaisha Ltd (Japan)	100	5,587
Transurban Group (Australia) »	1,666	16,338
Tyson Foods Inc ‘A’	207	12,360
Unicharm Corp (Japan)	400	16,405
Unilever NV (United Kingdom)	1,174	62,595
Unilever PLC (United Kingdom)	583	31,448
UnitedHealth Group Inc	370	109,132
Universal Health Services Inc ‘B’	32	2,972
Universal Robina Corp (Philippines)	1,420	3,717
Varian Medical Systems Inc *	33	4,043
Verisk Analytics Inc	45	7,659

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PACIFIC FUNDS DIVERSIFIED INCOME

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
West Pharmaceutical Services Inc	27	$6,134
WH Group Ltd (Hong Kong) ~	8,500	7,346
Wm Morrison Supermarkets PLC (United Kingdom)	2,301	5,421
Worldline SA (France) * ~	42	3,662
Wuxi Biologics Cayman Inc (China) * ~	500	9,178
Yakult Honsha Co Ltd (Japan)	100	5,883
Zimmer Biomet Holdings Inc	83	9,907

		5,106,132

Diversified - 0.0%

CK Hutchison Holdings Ltd (United Kingdom)	1,000	6,476
Jardine Matheson Holdings Ltd (Hong Kong)	100	4,181

		10,657

Energy - 8.1%

Antero Midstream Corp	12,607	64,296
APA Group (Australia) »	478	3,696
Baker Hughes Co	422	6,495
BP Midstream Partners LP	2,203	25,268
BP PLC (United Kingdom)	9,028	34,587
Cabot Oil & Gas Corp	342	5,876
Chevron Corp	1,157	103,239
China Petroleum & Chemical Corp ‘H’ (China)	14,000	5,856
China Shenhua Energy Co Ltd ‘H’ (China)	4,000	6,208
Cimarex Energy Co	96	2,639
CNOOC Ltd (China)	8,000	8,979
ConocoPhillips	994	41,768
Crestwood Equity Partners LP	1,457	19,101
DCP Midstream LP	3,770	42,601
Devon Energy Corp	382	4,332
Diamondback Energy Inc	116	4,851
Enbridge Inc (Canada)	2,678	81,465
ENEOS Holdings Inc (Japan)	1,200	4,277
Energy Transfer LP	16,255	115,736
Eni SPA (Italy)	816	7,822
EnLink Midstream LLC	14,200	34,648
Enterprise Products Partners LP	7,178	130,424
EOG Resources Inc	405	20,517
Equinor ASA (Norway)	260	3,745
Equitrans Midstream Corp	11,553	96,005
Exxon Mobil Corp	2,071	92,615
Gazprom PJSC ADR (Russia)	6,842	36,946
Genesis Energy LP	2,771	20,007
HollyFrontier Corp	101	2,949
Kinder Morgan Inc	6,247	94,767
LUKOIL PJSC ADR (Russia)	448	33,302
Magellan Midstream Partners LP	3,110	134,259
Marathon Petroleum Corp	1,355	50,650
MPLX LP	7,396	127,803
Neste OYJ (Finland)	153	6,009
Novatek PJSC GDR (Russia)	87	12,332
ONEOK Inc	3,290	109,294
PetroChina Co Ltd ‘H’ (China)	12,000	4,013
Petronas Gas Bhd (Malaysia)	1,700	6,729
Phillips 66	752	54,069
Phillips 66 Partners LP	1,900	68,476
Pioneer Natural Resources Co	114	11,138
Plains All American Pipeline LP	9,848	87,056
PTT PCL NVDR (Thailand)	5,800	7,160
Repsol SA (Spain)	596	5,266
Royal Dutch Shell PLC ‘A’ (Netherlands)	1,569	25,122
Royal Dutch Shell PLC ‘B’ (Netherlands)	1,552	23,529
Schlumberger Ltd	1,273	23,410
Shell Midstream Partners LP	4,193	51,448

	Shares	Value
Sunoco LP	1,700	$38,811
Targa Resources Corp	2,135	42,849
TC Pipelines LP	998	30,998
The Williams Cos Inc	6,228	118,457
TOTAL SA (France)	607	23,405
Valero Energy Corp	597	35,116
Woodside Petroleum Ltd (Australia)	310	4,685

		2,257,101

Financial - 9.0%

3i Group PLC (United Kingdom)	711	7,321
Admiral Group PLC (United Kingdom)	156	4,424
Aflac Inc	921	33,184
Alexandria Real Estate Equities Inc REIT	59	9,573
Allianz SE (Germany)	73	14,917
Ally Financial Inc	598	11,858
American Campus Communities Inc REIT	76	2,657
American Financial Group Inc	52	3,300
American International Group Inc	719	22,418
American Tower Corp REIT	46	11,893
Ameriprise Financial Inc	136	20,405
Aon PLC ‘A’	76	14,638
Arthur J Gallagher & Co	53	5,167
Assurant Inc	45	4,648
ASX Ltd (Australia)	88	5,231
AvalonBay Communities Inc REIT	68	10,516
Axis Capital Holdings Ltd	61	2,474
B3 SA - Brasil Bolsa Balcao (Brazil)	2,900	29,698
Bank of America Corp	3,339	79,301
Bank Of China Ltd ‘H’ (China)	13,000	4,816
Bank OZK	130	3,051
BB Seguridade Participacoes SA (Brazil)	1,100	5,577
BlackRock Inc	139	75,629
BOC Hong Kong Holdings Ltd (China)	3,500	11,207
Boston Properties Inc REIT	49	4,429
Camden Property Trust REIT	45	4,105
Capital One Financial Corp	321	20,091
CapitaLand Mall Trust REIT (Singapore)	3,200	4,541
Cboe Global Markets Inc	32	2,985
Central Pattana PCL NVDR (Thailand)	3,900	6,199
China Construction Bank Corp ‘H’ (China)	18,000	14,641
China Overseas Land & Investment Ltd (China)	8,000	24,428
China Resources Land Ltd (China)	6,000	22,933
Chubb Ltd	349	44,190
Cincinnati Financial Corp	86	5,507
CITIC Ltd (China)	9,000	8,499
Citigroup Inc	1,644	84,008
Citizens Financial Group Inc	516	13,024
CK Asset Holdings Ltd (Hong Kong)	3,500	20,989
CME Group Inc	138	22,431
Comerica Inc	116	4,420
Commonwealth Bank Of Australia (Australia)	528	25,499
Country Garden Holdings Co Ltd (China)	12,000	14,884
Crown Castle International Corp REIT	185	30,960
CubeSmart REIT	101	2,726
Cullen/Frost Bankers Inc	72	5,379
CyrusOne Inc REIT	61	4,438
Daito Trust Construction Co Ltd (Japan)	130	11,981
DBS Group Holdings Ltd (Singapore)	800	12,037
Dexus REIT (Australia)	521	3,344
Digital Realty Trust Inc REIT	115	16,343
Discover Financial Services	317	15,879
Duke Realty Corp REIT	162	5,733
East West Bancorp Inc	97	3,515
Eaton Vance Corp	192	7,411
Equinix Inc REIT	7	4,916

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PACIFIC FUNDS DIVERSIFIED INCOME

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
Equitable Holdings Inc	217	$4,186
Equity LifeStyle Properties Inc REIT	69	4,311
Equity Residential REIT	193	11,352
Essex Property Trust Inc REIT	22	5,042
Everest Re Group Ltd	28	5,774
Extra Space Storage Inc REIT	40	3,695
Fidelity National Financial Inc	191	5,856
Fifth Third Bancorp	534	10,296
First American Financial Corp	111	5,330
First Republic Bank	47	4,982
Franklin Resources Inc	365	7,654
Gaming and Leisure Properties Inc REIT	108	3,749
Goodman Group REIT (Australia)	728	7,512
Hang Seng Bank Ltd (Hong Kong)	500	8,421
Healthcare Trust of America Inc ‘A’ REIT	115	3,050
Healthpeak Properties Inc REIT	259	7,138
Henderson Land Development Co Ltd (Hong Kong)	3,000	11,441
Hong Kong Exchanges & Clearing Ltd (Hong Kong)	600	25,555
Hongkong Land Holdings Ltd (Hong Kong)	2,000	8,319
Huntington Bancshares Inc	892	8,059
Industrial & Commercial Bank of China Ltd ‘H’ (China)	13,000	7,859
Insurance Australia Group Ltd (Australia)	1,589	6,377
Invesco Ltd	804	8,651
Invitation Homes Inc REIT	192	5,286
Iron Mountain Inc REIT	170	4,437
Jefferies Financial Group Inc	447	6,951
JPMorgan Chase & Co	929	87,382
KeyCorp	1,108	13,495
Kilroy Realty Corp REIT	51	2,994
Legal & General Group PLC (United Kingdom)	4,670	12,732
Lincoln National Corp	157	5,776
Link REIT (Hong Kong)	2,500	20,525
Longfor Group Holdings Ltd (China) ~	3,000	14,361
M&T Bank Corp	104	10,813
Macquarie Group Ltd (Australia)	44	3,652
Marsh & McLennan Cos Inc	176	18,897
Mastercard Inc ‘A’	227	67,124
Medibank Pvt Ltd (Australia)	1,988	4,122
Medical Properties Trust Inc REIT	191	3,591
MetLife Inc	678	24,761
Mid-America Apartment Communities Inc REIT	56	6,422
Mirvac Group REIT (Australia)	3,044	4,598
Mitsubishi Estate Co Ltd (Japan)	400	5,961
Mitsubishi UFJ Financial Group Inc (Japan)	1,700	6,690
Mitsui Fudosan Co Ltd (Japan)	300	5,329
Mizuho Financial Group Inc (Japan)	3,400	4,182
Morgan Stanley	912	44,050
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	27	7,031
National Australia Bank Ltd (Australia)	423	5,360
National Retail Properties Inc REIT	92	3,264
New World Development Co Ltd (Hong Kong) *	1,750	8,309
New York Community Bancorp Inc	353	3,601
Nippon Prologis REIT Inc (Japan)	2	6,077
Northern Trust Corp	227	18,010
Old Republic International Corp	191	3,115
Omega Healthcare Investors Inc REIT	131	3,895
Oversea-Chinese Banking Corp Ltd (Singapore)	1,300	8,473
Partners Group Holding AG (Switzerland)	15	13,660
People’s United Financial Inc	282	3,263
PICC Property & Casualty Co Ltd ‘H’ (China)	6,000	4,986
Ping An Insurance Group Co of China Ltd ‘H’ (China)	6,500	64,798
Popular Inc	90	3,345
Principal Financial Group Inc	215	8,931

	Shares	Value
Prologis Inc REIT	296	$27,626
Prosperity Bancshares Inc	68	4,038
Prudential Financial Inc	327	19,914
Prudential PLC (United Kingdom)	954	14,375
P.T. Bank Central Asia Tbk (Indonesia)	10,400	20,808
P.T. Bank Rakyat Indonesia Persero Tbk (Indonesia)	65,800	14,045
Public Bank Bhd (Malaysia)	3,000	11,584
Public Storage REIT	122	23,411
Realty Income Corp REIT	160	9,520
Regency Centers Corp REIT	80	3,671
Regions Financial Corp	1,123	12,488
Reinsurance Group of America Inc	39	3,059
Sampo Oyj ‘A’ (Finland)	393	13,547
Shimao Group Holdings Ltd (China)	2,500	10,688
Simon Property Group Inc REIT	151	10,325
Sino Land Co Ltd (Hong Kong)	6,000	7,591
SM Prime Holdings Inc (Philippines)	8,200	5,274
State Street Corp	295	18,747
STORE Capital Corp REIT	102	2,429
Sumitomo Mitsui Financial Group Inc (Japan)	200	5,644
Sun Communities Inc REIT	28	3,799
Sun Hung Kai Properties Ltd (Hong Kong)	2,000	25,550
Sunac China Holdings Ltd (China)	2,000	8,464
Swire Properties Ltd (Hong Kong)	3,000	7,660
Swiss Life Holding AG (Switzerland)	10	3,720
Swiss Prime Site AG (Switzerland)	45	4,174
Swiss Re AG (Switzerland)	105	8,141
Synchrony Financial	477	10,570
Synovus Financial Corp	148	3,038
T Rowe Price Group Inc	260	32,110
TCF Financial Corp	175	5,149
The Allstate Corp	275	26,672
The Bank of New York Mellon Corp	675	26,089
The Goldman Sachs Group Inc	392	77,467
The Hanover Insurance Group Inc	32	3,243
The Hartford Financial Services Group Inc	286	11,025
The PNC Financial Services Group Inc	427	44,925
The Travelers Cos Inc	216	24,635
The Western Union Co	456	9,859
Tokio Marine Holdings Inc (Japan)	100	4,377
Truist Financial Corp	1,066	40,028
UBS Group AG (Switzerland)	755	8,720
UDR Inc REIT	142	5,308
United Overseas Bank Ltd (Singapore)	500	7,306
US Bancorp	1,156	42,564
Ventas Inc REIT	104	3,808
VEREIT Inc REIT	536	3,446
VICI Properties Inc REIT	254	5,128
Visa Inc ‘A’	427	82,484
Vonovia SE (Germany)	203	12,408
Vornado Realty Trust REIT	67	2,560
Wells Fargo & Co	2,838	72,653
Welltower Inc REIT	385	19,924
Western Alliance Bancorp	85	3,219
Wharf Real Estate Investment Co Ltd (Hong Kong)	1,000	4,801
WP Carey Inc REIT	79	5,344
Zions Bancorp NA	323	10,982
Zurich Insurance Group AG (Switzerland)	52	18,425

		2,519,785

Industrial - 7.3%

3M Co	821	128,068
ABB Ltd (Switzerland)	1,973	44,753
Airports of Thailand PCL NVDR (Thailand)	7,200	14,174
Amada Co Ltd (Japan)	400	3,275

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PACIFIC FUNDS DIVERSIFIED INCOME

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
AMETEK Inc	68	$6,077
Amphenol Corp ‘A’	105	10,060
Anhui Conch Cement Co Ltd ‘H’ (China)	2,000	13,552
AP Moller - Maersk AS ‘B’ (Denmark)	3	3,516
Atlas Copco AB ‘A’ (Sweden)	270	11,498
Atlas Copco AB ‘B’ (Sweden)	145	5,388
Aurizon Holdings Ltd (Australia)	1,666	5,669
Avnet Inc	108	3,012
Caterpillar Inc	560	70,840
CH Robinson Worldwide Inc	153	12,096
China Conch Venture Holdings Ltd (China)	1,500	6,367
Crane Co	46	2,735
CRH PLC (Ireland)	160	5,507
Crown Holdings Inc *	207	13,482
Deutsche Post AG (Germany) *	372	13,660
Disco Corp (Japan)	20	4,878
DSV PANALPINA AS (Denmark)	77	9,458
Eaton Corp PLC	451	39,453
Emerson Electric Co	705	43,731
Energizer Holdings Inc	61	2,897
Epiroc AB ‘A’ (Sweden)	285	3,571
Evoqua Water Technologies Corp *	1,343	24,980
Expeditors International of Washington Inc	50	3,802
FANUC Corp (Japan)	140	25,098
Ferrovial SA (Spain)	205	5,480
Flowserve Corp	105	2,995
Fortive Corp	87	5,886
Garmin Ltd	102	9,945
Geberit AG (Switzerland)	17	8,530
General Dynamics Corp	356	53,208
Graphic Packaging Holding Co	308	4,309
Grupo Aeroportuario del Pacifico SAB de CV ‘B’ (Mexico)	1,933	13,954
Halma PLC (United Kingdom)	122	3,476
Hartalega Holdings Bhd (Malaysia)	1,700	5,186
Hexagon AB ‘B’ (Sweden) *	106	6,225
Hirose Electric Co Ltd (Japan)	40	4,392
Hitachi Ltd (Japan)	420	13,350
Honeywell International Inc	890	128,685
Hoya Corp (Japan)	310	29,685
Hubbell Inc	90	11,282
Huntington Ingalls Industries Inc	44	7,678
IDEX Corp	22	3,477
Illinois Tool Works Inc	462	80,781
Jacobs Engineering Group Inc	37	3,138
JB Hunt Transport Services Inc	26	3,129
Johnson Controls International PLC	645	22,020
JSR Corp (Japan)	300	5,820
Keyence Corp (Japan)	140	58,669
Kingspan Group PLC (Ireland)	59	3,809
Komatsu Ltd (Japan)	400	8,192
Kone OYJ ‘B’ (Finland)	125	8,621
Kubota Corp (Japan)	500	7,479
Kyocera Corp (Japan)	100	5,458
L3Harris Technologies Inc	66	11,198
LafargeHolcim Ltd (Switzerland)	308	13,569
Legrand SA (France)	114	8,662
Lincoln Electric Holdings Inc	66	5,560
Lockheed Martin Corp	325	118,599
Makita Corp (Japan)	200	7,273
Mettler-Toledo International Inc *	10	8,056
MISC Bhd (Malaysia)	4,000	7,166
MISUMI Group Inc (Japan)	300	7,533
Mitsubishi Electric Corp (Japan)	900	11,755
Mitsubishi Heavy Industries Ltd (Japan)	100	2,361
MTR Corp Ltd (Hong Kong)	1,000	5,201
MTU Aero Engines AG (Germany) *	20	3,482
Murata Manufacturing Co Ltd (Japan)	200	11,790

	Shares	Value
Nabtesco Corp (Japan)	200	$6,189
National Instruments Corp	120	4,645
Norfolk Southern Corp	267	46,877
nVent Electric PLC	160	2,997
Old Dominion Freight Line Inc	24	4,070
Omron Corp (Japan)	100	6,698
Packaging Corp of America	65	6,487
Raytheon Technologies Corp	1,274	78,504
Rockwell Automation Inc	28	5,964
Roper Technologies Inc	34	13,201
Schindler Holding AG (Switzerland)	15	3,550
Schneider Electric SE (France)	402	44,717
SG Holdings Co Ltd (Japan)	100	3,263
Siemens AG (Germany)	455	53,661
Sika AG (Switzerland)	51	9,831
SMC Corp (Japan)	40	20,557
Snap-on Inc	77	10,665
Sonoco Products Co	90	4,706
Stanley Black & Decker Inc	44	6,133
Sunny Optical Technology Group Co Ltd (China)	300	4,828
Taisei Corp (Japan)	100	3,645
TDK Corp (Japan)	50	4,978
Techtronic Industries Co Ltd (Hong Kong)	500	4,947
Teledyne Technologies Inc *	9	2,799
The Boeing Co	153	28,045
Trane Technologies PLC	257	22,868
Union Pacific Corp	711	120,209
United Parcel Service Inc ‘B’	820	91,168
Venture Corp Ltd (Singapore)	500	5,843
Vinci SA (France)	184	17,061
Waste Management Inc	380	40,246
Waters Corp *	26	4,690
WEG SA (Brazil)	1,900	17,941
West Japan Railway Co (Japan)	100	5,609
Westinghouse Air Brake Technologies Corp	47	2,706
Westrock Co	244	6,895
Xylem Inc	280	18,189
ZTO Express Cayman Inc ADR (China)	471	17,290

		2,031,333

Technology - 6.6%

Accenture PLC ‘A’	238	51,103
Activision Blizzard Inc	202	15,332
Adobe Inc *	146	63,555
Akamai Technologies Inc *	47	5,033
Amdocs Ltd	192	11,689
Analog Devices Inc	414	50,773
ANSYS Inc *	24	7,002
Apple Inc	543	198,086
ASM Pacific Technology Ltd (Hong Kong)	200	2,114
ASML Holding NV (Netherlands)	137	50,116
Broadcom Inc	336	106,045
Broadridge Financial Solutions Inc	34	4,290
Cadence Design Systems Inc *	63	6,045
Canon Inc (Japan)	400	7,979
Capgemini SE (France)	54	6,232
Cerner Corp	106	7,266
Check Point Software Technologies Ltd (Israel) *	42	4,512
Citrix Systems Inc	46	6,804
Cognizant Technology Solutions Corp ‘A’	168	9,546
Dassault Systemes SE (France)	43	7,464
EPAM Systems Inc *	13	3,276
Fiserv Inc *	140	13,667
FUJIFILM Holdings Corp (Japan)	200	8,560
Fujitsu Ltd (Japan)	100	11,708
Hamamatsu Photonics KK (Japan)	100	4,354
Hewlett Packard Enterprise Co	2,077	20,209

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PACIFIC FUNDS DIVERSIFIED INCOME

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
HP Inc	2,290	$39,915
Infineon Technologies AG (Germany)	488	11,435
Infosys Ltd ADR (India)	2,503	24,179
Intel Corp	2,836	169,678
International Business Machines Corp	1,024	123,668
Intuit Inc	76	22,510
Jack Henry & Associates Inc	22	4,049
Maxim Integrated Products Inc	365	22,123
Microsoft Corp	972	197,812
NEC Corp (Japan)	100	4,805
NetApp Inc	255	11,314
NetEase Inc ADR (China)	30	12,881
Nexon Co Ltd (Japan)	500	11,278
Nomura Research Institute Ltd (Japan)	400	10,925
NVIDIA Corp	169	64,205
Obic Co Ltd (Japan)	50	8,812
Oracle Corp	557	30,785
Otsuka Corp (Japan)	100	5,282
Paychex Inc	323	24,467
QUALCOMM Inc	1,097	100,057
SAP SE (Germany)	536	74,927
Skyworks Solutions Inc	50	6,393
Synopsys Inc *	42	8,190
Texas Instruments Inc	1,024	130,017
The Sage Group PLC (United Kingdom)	361	2,997
Tokyo Electron Ltd (Japan)	60	14,805
Tyler Technologies Inc *	11	3,816
Veeva Systems Inc ‘A’ *	44	10,314
VMware Inc ‘A’ *	23	3,562
Xerox Holdings Corp	146	2,232
Xilinx Inc	71	6,986
Zscaler Inc *	38	4,161

		1,851,340

Utilities - 1.6%

Alliant Energy Corp	65	3,110
Ameren Corp	59	4,151
American Electric Power Co Inc	248	19,751
Atmos Energy Corp	62	6,174
CenterPoint Energy Inc	211	3,939
China Resources Gas Group Ltd (China)	2,000	9,786
CLP Holdings Ltd (Hong Kong)	500	4,911
CMS Energy Corp	73	4,265
Consolidated Edison Inc	190	13,667
Dominion Energy Inc	459	37,262
DTE Energy Co	31	3,333
Duke Energy Corp	396	31,636
E.ON SE (Germany)	420	4,741
Edison International	80	4,345
EDP - Energias de Portugal SA (Portugal)	1,854	8,850
Enagas SA (Spain)	175	4,281
Enel SPA (Italy)	1,967	17,011
Entergy Corp	55	5,160
Evergy Inc	77	4,565
Eversource Energy	62	5,163
Exelon Corp	462	16,766
FirstEnergy Corp	81	3,141
Guangdong Investment Ltd (China)	4,000	6,900
Hong Kong & China Gas Co Ltd (Hong Kong)	5,250	8,159
Iberdrola SA (Spain)	3,159	36,880
National Grid PLC (United Kingdom)	1,115	13,603
NextEra Energy Inc	214	51,396
NiSource Inc	193	4,389
NRG Energy Inc	126	4,103
OGE Energy Corp	76	2,307
Pinnacle West Capital Corp	33	2,419
Power Assets Holdings Ltd (Hong Kong)	1,000	5,464

	Shares	Value
PPL Corp	160	$4,134
Public Service Enterprise Group Inc	90	4,424
Red Electrica Corp SA (Spain)	381	7,128
Sempra Energy	154	18,053
Severn Trent PLC (United Kingdom)	115	3,519
Snam SPA (Italy)	1,431	6,976
SSE PLC (United Kingdom)	295	4,995
Tenaga Nasional Bhd (Malaysia)	2,100	5,710
The AES Corp	218	3,159
The Southern Co	566	29,347
UGI Corp	102	3,244
United Utilities Group PLC (United Kingdom)	323	3,629
Vistra Corp	196	3,650
WEC Energy Group Inc	59	5,171
Xcel Energy Inc	93	5,813

		460,580

Total Common Stocks (Cost $18,320,860)		18,094,151

EXCHANGE-TRADED FUNDS - 2.6%

iShares iBoxx High Yield Corporate Bond	564	46,034
iShares MSCI India	5,268	152,877
iShares MSCI South Korea	4,404	251,601
iShares MSCI Taiwan	5,870	236,091
SPDR Bloomberg Barclays High Yield Bond	455	46,028

Total Exchange-Traded Funds (Cost $724,819)		732,631

	Principal Amount
CORPORATE BONDS & NOTES - 20.1%

Basic Materials - 0.6%

Anglo American Capital PLC (South Africa) 5.625% due 04/01/30 ~	$50,000	60,498
JW Aluminum Continuous Cast Co 10.250% due 06/01/26 ~	25,000	26,089
Novelis Corp 4.750% due 01/30/30 ~	25,000	23,937
Steel Dynamics Inc 3.250% due 01/15/31	50,000	50,925

		161,449

Communications - 1.3%

AT&T Inc
3.500% due 06/01/41	25,000	26,351
4.550% due 03/09/49	50,000	59,027
Booking Holdings Inc 4.625% due 04/13/30	50,000	58,591
Charter Communications Operating LLC 2.800% due 04/01/31	50,000	50,799
Diamond Sports Group LLC 12.750% due 12/01/26 ~	35,000	34,475
The Walt Disney Co 3.500% due 05/13/40	50,000	54,677
Uber Technologies Inc 7.500% due 05/15/25 ~	50,000	50,594
Zayo Group Holdings Inc 4.000% due 03/01/27 ~	25,000	23,769

		358,283

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PACIFIC FUNDS DIVERSIFIED INCOME

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Consumer, Cyclical - 2.6%

American Airlines Pass-Through Trust ‘A’ 3.500% due 08/15/33	$49,230	$41,134
American Airlines Pass-Through Trust ‘AA’ 3.150% due 08/15/33	49,230	45,538
Aramark Services Inc 6.375% due 05/01/25 ~	65,000	67,243
Ashton Woods USA LLC 6.625% due 01/15/28 ~	50,000	49,250
Beazer Homes USA Inc
5.875% due 10/15/27	25,000	23,954
7.250% due 10/15/29	25,000	24,266
Boyd Gaming Corp 8.625% due 06/01/25 ~	25,000	26,172
Caesars Resort Collection LLC 5.250% due 10/15/25 ~	50,000	43,575
Constellation Merger Sub Inc 8.500% due 09/15/25 ~	50,000	40,182
Core & Main Holdings LP 8.625% Cash or 9.375% PIK due 09/15/24 ~	25,000	25,115
Ford Motor Co 8.500% due 04/21/23	25,000	26,484
General Motors Co 6.125% due 10/01/25	50,000	56,253
Golden Nugget Inc 6.750% due 10/15/24 ~	50,000	36,000
Hyatt Hotels Corp 5.750% due 04/23/30	50,000	55,294
Hyundai Capital America 4.125% due 06/08/23 ~	50,000	52,801
Las Vegas Sands Corp 3.500% due 08/18/26	50,000	49,899
Starbucks Corp 2.550% due 11/15/30	50,000	52,551
Tesla Inc 5.300% due 08/15/25 ~	25,000	25,003

		740,714

Consumer, Non-Cyclical - 3.2%

Ahern Rentals Inc 7.375% due 05/15/23 ~	75,000	36,273
Allied Universal Holdco LLC 9.750% due 07/15/27 ~	50,000	52,774
Amgen Inc 2.300% due 02/25/31	75,000	78,648
Anheuser-Busch InBev Worldwide Inc (Belgium) 4.750% due 01/23/29	75,000	90,668
Bausch Health Cos Inc 6.125% due 04/15/25 ~	50,000	50,784
Charles River Laboratories International Inc 4.250% due 05/01/28 ~	50,000	50,059
CoStar Group Inc due 07/15/30 # ~	50,000	51,265
CVS Health Corp 4.250% due 04/01/50	50,000	60,411
Global Payments Inc 2.900% due 05/15/30	50,000	52,359
HCA Inc 5.125% due 06/15/39	50,000	58,373
Kraft Heinz Foods Co
5.000% due 07/15/35	25,000	27,528
5.200% due 07/15/45	25,000	27,141
Pilgrim’s Pride Corp 5.875% due 09/30/27 ~	50,000	50,126

	Principal Amount	Value
Select Medical Corp 6.250% due 08/15/26 ~	$50,000	$50,659
Sysco Corp 6.600% due 04/01/50	50,000	68,948
TMS International Holding Corp 7.250% due 08/15/25 ~	50,000	41,000
Upjohn Inc 2.700% due 06/22/30 ~	50,000	51,480

		898,496

Energy - 3.5%

Antero Midstream Partners LP 5.750% due 01/15/28 ~	50,000	39,626
Antero Resources Corp 5.375% due 11/01/21	45,000	41,774
Ascent Resources Utica Holdings LLC 10.000% due 04/01/22 ~	50,000	42,781
Cheniere Corpus Christi Holdings LLC 5.125% due 06/30/27	50,000	54,938
Endeavor Energy Resources LP 5.750% due 01/30/28 ~	50,000	48,116
Energy Transfer Operating LP
4.750% due 01/15/26	100,000	109,289
6.250% due 02/15/23	50,000	38,462
Enterprise Products Operating LLC 2.800% due 01/31/30	50,000	52,534
EQM Midstream Partners LP
5.500% due 07/15/28	50,000	47,736
6.500% due 07/01/27 ~	50,000	51,341
Global Partners LP 7.000% due 08/01/27	55,000	51,036
MPLX LP
4.000% due 03/15/28	25,000	26,357
6.875% due 02/15/23	50,000	44,986
Occidental Petroleum Corp
2.900% due 08/15/24	25,000	21,425
due 07/15/27 #	25,000	25,125
ONEOK Inc 4.500% due 03/15/50	50,000	46,712
Range Resources Corp 5.000% due 03/15/23	50,000	42,781
Sabine Pass Liquefaction LLC 5.625% due 03/01/25	50,000	57,180
Targa Resources Partners LP 6.500% due 07/15/27	75,000	75,375
Transcontinental Gas Pipe Line Co LLC 3.950% due 05/15/50 ~	50,000	53,748

		971,322

Financial - 4.4%

Athene Holding Ltd 6.150% due 04/03/30	75,000	86,532
Avolon Holdings Funding Ltd (Ireland) 3.250% due 02/15/27 ~	50,000	40,496
Citigroup Inc 4.600% due 03/09/26	100,000	114,262
CNO Financial Group Inc 5.250% due 05/30/29	50,000	53,763
GLP Capital LP REIT 4.000% due 01/15/31	75,000	74,294
Host Hotels & Resorts LP REIT 3.375% due 12/15/29	50,000	47,839
Iron Mountain Inc REIT 4.875% due 09/15/29 ~	25,000	24,337

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PACIFIC FUNDS DIVERSIFIED INCOME

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
JPMorgan Chase & Co
2.522% due 04/22/31	$50,000	$52,920
3.109% due 04/22/51	50,000	54,078
4.125% due 12/15/26	25,000	29,132
KeyCorp 2.550% due 10/01/29	75,000	77,680
Morgan Stanley 5.000% due 11/24/25	100,000	116,941
Nationwide Mutual Insurance Co 4.350% due 04/30/50 ~	75,000	78,266
Springleaf Finance Corp
5.375% due 11/15/29	25,000	23,655
7.125% due 03/15/26	25,000	25,906
The Charles Schwab Corp 5.375% due 06/01/25	50,000	53,541
Truist Financial Corp 5.100% due 03/01/30	50,000	51,755
VICI Properties LP REIT
3.750% due 02/15/27 ~	25,000	23,543
4.625% due 12/01/29 ~	25,000	24,417
Wells Fargo & Co
3.068% due 04/30/41	50,000	52,221
5.013% due 04/04/51	25,000	34,678
Weyerhaeuser Co REIT 4.000% due 04/15/30	75,000	84,816

		1,225,072

Industrial - 2.4%

Cargo Aircraft Management Inc 4.750% due 02/01/28 ~	75,000	74,531
Carrier Global Corp 2.493% due 02/15/27 ~	50,000	51,002
FedEx Corp 4.550% due 04/01/46	50,000	54,042
Husky III Holding Ltd (Canada) 13.000% PIK due 02/15/25 ~	25,000	24,141
Mauser Packaging Solutions Holding Co 7.250% due 04/15/25 ~	75,000	68,231
Penske Truck Leasing Co LP 3.350% due 11/01/29 ~	25,000	25,527
Textron Inc 3.000% due 06/01/30	50,000	49,873
The Boeing Co
5.040% due 05/01/27	50,000	55,210
5.930% due 05/01/60	75,000	88,997
Titan Acquisition Ltd (Canada) 7.750% due 04/15/26 ~	50,000	47,458
TransDigm Inc 5.500% due 11/15/27	25,000	21,893
Welbilt Inc 9.500% due 02/15/24	25,000	24,000
WRKCo Inc 3.900% due 06/01/28	75,000	83,079

		667,984

Technology - 1.6%

Broadcom Inc
4.150% due 11/15/30 ~	50,000	54,516
4.250% due 04/15/26 ~	50,000	55,717
Citrix Systems Inc 3.300% due 03/01/30	75,000	80,319
Dell International LLC
4.900% due 10/01/26 ~	50,000	55,097
6.200% due 07/15/30 ~	50,000	58,348

	Principal Amount	Value
DXC Technology Co 4.125% due 04/15/25	$75,000	$79,939
Entegris Inc 4.375% due 04/15/28 ~	25,000	25,563
Fiserv Inc 2.650% due 06/01/30	50,000	52,860

		462,359

Utilities - 0.5%

Ameren Corp 3.500% due 01/15/31	50,000	56,014
Pacific Gas and Electric Co 3.500% due 08/01/50	75,000	72,591

		128,605

Total Corporate Bonds & Notes (Cost $5,514,085)		5,614,284

SENIOR LOAN NOTES - 3.4%

Consumer, Cyclical - 1.1%

Golden Nugget LLC Term B 3.454% (USD LIBOR + 2.500%) due 10/04/23 § ¥	95,188	78,864
Restaurant Brands International Inc Term B (Canada) 1.928% (USD LIBOR + 1.750%) due 11/19/26 §	113,462	107,874
SeaWorld Parks & Entertainment Inc Term B-5 3.750% (USD LIBOR + 3.000%) due 03/31/24 §	123,406	110,345

		297,083

Consumer, Non-Cyclical - 0.4%

Jaguar Holding Co II 3.500% (USD LIBOR + 2.500%) due 08/18/22 §	123,377	121,581

Industrial - 1.9%

Cornerstone Building Brands Inc Term B 3.941% (USD LIBOR + 3.750%) due 04/12/25 §	90,203	86,106
Dynasty Acquisition Co Inc 3.808% (USD LIBOR + 3.500%) due 04/08/26 §	80,684	69,590
Engineered Machinery Holdings Inc 4.000% (USD LIBOR + 3.000%) due 07/19/24 §	124,362	119,077
GFL Environmental Inc Term B (Canada) 4.000% (USD LIBOR + 3.000%) due 05/31/25 §	98,910	96,396
Standard Aero Ltd 3.808% (USD LIBOR + 3.500%) due 04/08/26 §	43,379	37,414
TransDigm Inc Term G 2.428% (USD LIBOR + 2.250%) due 08/22/24 §	123,430	111,936

		520,519

Total Senior Loan Notes (Cost $1,010,156)		939,183

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PACIFIC FUNDS DIVERSIFIED INCOME

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 7.3%

U.S. Treasury Bonds - 1.3%

2.875% due 05/15/49	$265,000	$358,418

U.S. Treasury Notes - 6.0%

0.500% due 03/31/25	35,000	35,377
0.625% due 03/31/27	100,000	101,029
1.500% due 02/15/30	100,000	108,109
1.750% due 06/15/22	345,000	355,748
1.750% due 06/30/24	345,000	366,030
1.875% due 06/30/26	320,000	348,013
2.375% due 05/15/29	310,000	357,802

		1,672,108

Total U.S. Treasury Obligations (Cost $1,857,374)		2,030,526

	Shares
SHORT-TERM INVESTMENT - 1.4%

Money Market Fund - 1.4%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.110%	407,645	407,645

Total Short-Term Investment (Cost $407,645)		407,645

TOTAL INVESTMENTS - 99.7% (Cost $27,891,035)		27,863,984

OTHER ASSETS & LIABILITIES, NET - 0.3%		91,362

NET ASSETS - 100.0%		$27,955,346

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PACIFIC FUNDS DIVERSIFIED INCOME

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

		Total Value at June 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks
	Communications	$5,337	$5,337	$ —	$—
	Consumer, Cyclical	9,120	—	9,120	—
	Consumer, Non-Cyclical	8,117	—	8,117	—
	Financial	22,990	22,990	—	—

	Total Preferred Stocks	45,564	28,327	17,237	—

	Common Stocks
	Basic Materials	683,606	332,871	350,735	—
	Communications	1,497,496	1,081,069	416,427	—
	Consumer, Cyclical	1,676,121	1,149,717	526,404	—
	Consumer, Non-Cyclical	5,106,132	3,616,269	1,489,863	—
	Diversified	10,657	—	10,657	—
	Energy	2,257,101	1,993,433	263,668	—
	Financial	2,519,785	1,816,571	703,214	—
	Industrial	2,031,333	1,412,428	618,905	—
	Technology	1,851,340	1,607,547	243,793	—
	Utilities	460,580	308,037	152,543	—

	Total Common Stocks	18,094,151	13,317,942	4,776,209	—

	Exchange-Traded Funds	732,631	732,631	—	—
	Corporate Bonds & Notes	5,614,284	—	5,614,284	—
	Senior Loan Notes	939,183	—	939,183	—
	U.S. Treasury Obligations	2,030,526	—	2,030,526	—
	Short-Term Investment	407,645	407,645	—	—

	Total	$27,863,984	$14,486,545	$13,377,439	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments

June 30, 2020 (Unaudited)

	Principal Amount		Value
CORPORATE BONDS & NOTES - 6.6%

Communications - 0.4%

AT&T Inc 1.100% (USD LIBOR + 0.750%) due 06/01/21 §		$100,000	$100,516

Consumer, Cyclical - 0.5%

BMW US Capital LLC (Germany) 3.400% due 08/13/21 ~		100,000	102,695

Energy - 1.1%

Petrobras Global Finance BV (Brazil) 5.093% due 01/15/30 ~		244,000	243,512
YPF SA (Argentina) 33.024% (ARS Deposit + 6.000%) due 03/04/21 §	ARS	160,000	1,186

			244,698

Financial - 2.3%

Avolon Holdings Funding Ltd (Ireland) 3.950% due 07/01/24 ~		$100,000	87,568
Bank of America Corp 5.875% due 09/15/68		10,000	10,235
BOC Aviation Ltd (Singapore) 2.375% due 09/15/21 ~		200,000	200,244
Royal Bank of Scotland Group PLC (United Kingdom) 7.500% due 09/30/68		200,000	200,800

			498,847

Industrial - 2.3%

Aviation Capital Group LLC 2.875% due 01/20/22 ~		200,000	191,189
General Electric Co 3.150% due 09/07/22		100,000	104,679
Komatsu Finance America Inc 2.437% due 09/11/22 ~		200,000	205,145

			501,013

Total Corporate Bonds & Notes (Cost $1,467,445)			1,447,769

MORTGAGE-BACKED SECURITIES - 17.7%

Collateralized Mortgage Obligations - Residential - 8.8%

Alternative Loan Trust
0.305% (USD LIBOR + 0.120%) due 06/25/36 §		108,073	99,648
6.000% due 03/01/37		146,203	92,126
Banc of America Mortgage Trust 4.015% due 07/01/35 §		30,719	26,176
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.545% (USD LIBOR + 0.360%) due 03/25/35 § ~		102,331	99,330
Citigroup Mortgage Loan Trust 4.004% due 03/01/37 §		76,395	70,451

	Principal Amount		Value
CHL Mortgage Pass-Through Trust 4.366% due 01/19/34 §		$8,826	$8,528
Credit Suisse Mortgage Trust 0.335% (USD LIBOR + 0.150%) due 09/29/36 § ~		265,138	256,481
Fannie Mae REMICS
0.535% (USD LIBOR + 0.350%) due 07/25/37 §		17,561	17,511
0.565% (USD LIBOR + 0.380%) due 07/25/37 §		27,046	27,052
0.625% (USD LIBOR + 0.440%) due 05/25/36 §		13,470	13,482
0.630% (USD LIBOR + 0.445%) due 02/25/37 §		5,219	5,225
Government National Mortgage Association
0.590% (USD LIBOR + 0.400%) due 02/20/49 §		227,009	226,733
2.266% (USD LIBOR + 0.150%) due 08/20/68 §		87,998	87,197
GreenPoint Mortgage Funding Trust 0.365% (USD LIBOR + 0.180%) due 09/25/46 §		20,449	18,283
GSR Mortgage Loan Trust 4.065% due 09/01/35 §		7,564	7,529
Hawksmoor Mortgages PLC (United Kingdom) 1.287% (SONIA + 1.050%) due 05/25/53 § ~	GBP	224,475	278,530
JP Morgan Alternative Loan Trust 0.645% (USD LIBOR + 0.460%) due 03/25/36 §		$57,232	54,438
JP Morgan Mortgage Trust 3.611% due 06/25/35 §		27,497	27,177
Merrill Lynch Mortgage Investors Trust 3.413% due 12/25/34 §		30,346	29,776
Residential Accredit Loans Inc Trust 0.365% (USD LIBOR + 0.180%) due 06/25/46 §		85,947	30,181
Residential Asset Securitization Trust 6.500% due 09/25/36		178,821	109,637
Structured Adjustable Rate Mortgage Loan Trust 0.440% (USD LIBOR + 0.250%) due 02/25/35 §		10,421	9,455
Structured Asset Mortgage Investments II Trust 0.395% (USD LIBOR + 0.210%) due 05/25/36 §		52,286	46,826
Towd Point Mortgage Funding PLC (United Kingdom) 1.677% (GBP LIBOR + 1.025%) due 10/20/51 § ~	GBP	198,375	246,286
WaMu Mortgage Pass-Through Certificates 0.555% (USD LIBOR + 0.370%) due 01/25/45 §		$36,034	34,292

			1,922,350

Fannie Mae - 8.9%

2.000% due 09/01/50		200,000	203,667
2.500% due 09/01/50		600,000	622,812
3.000% due 09/01/50		700,000	734,748
3.500% due 08/01/50		370,000	389,169

			1,950,396

Total Mortgage-Backed Securities (Cost $3,947,201)			3,872,746

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
ASSET-BACKED SECURITIES - 11.2%

Asset Backed Funding Corp Trust 0.785% (USD LIBOR + 0.600%) due 10/25/34 §	$21,723	$20,830
B&M CLO Ltd (Cayman) 1.906% (USD LIBOR + 0.730%) due 04/16/26 § ~	29,426	29,317
Countrywide Asset-Backed Certificates
0.325% (USD LIBOR + 0.140%) due 07/25/37 §	260,001	228,006
0.375% (USD LIBOR + 0.190%) due 11/25/37 §	129,804	121,023
0.385% (USD LIBOR + 0.200%) due 09/25/37 §	68,306	57,957
Credit-Based Asset Servicing & Securitization LLC 0.405% (USD LIBOR + 0.220%) due 07/25/37 § ~	302,018	231,465
Crown Point CLO Ltd (Cayman) 2.075% (USD LIBOR + 0.940%) due 07/17/28 § ~	199,850	197,029
Freddie Mac Structured Pass-Through Certificates 0.325% (USD LIBOR + 0.140%) due 09/25/31 §	736	730
Home Equity Asset Trust 1.040% (USD LIBOR + 0.855%) due 08/25/34 §	21,460	21,025
Home Equity Mortgage Loan Asset-Backed Trust 0.405% (USD LIBOR + 0.220%) due 04/25/37 §	82,607	68,997
LoanCore Issuer Ltd (Cayman) 1.315% (USD LIBOR + 1.130%) due 05/15/36 § ~	100,000	99,037
Long Beach Mortgage Loan Trust 0.305% (USD LIBOR + 0.120%) due 08/25/36 §	82,225	41,157
Loomis Sayles CLO II Ltd (Cayman) 2.119% (USD LIBOR + 0.900%) due 04/15/28 § ~	278,019	270,887
MidOcean Credit CLO IV (Cayman) 2.019% (USD LIBOR + 0.800%) due 04/15/27 § ~	265,357	261,338
Option One Mortgage Loan Trust
0.325% (USD LIBOR + 0.140%) due 01/25/37 §	72,443	51,874
0.325% (USD LIBOR + 0.140%) due 03/25/37 §	87,271	66,656
Saxon Asset Securities Trust 0.495% (USD LIBOR + 0.310%) due 09/25/37 §	21,592	20,341
Soundview Home Loan Trust 0.385% (USD LIBOR + 0.200%) due 06/25/37 §	70,404	55,582
SpringCastle Funding Asset-Backed Notes 3.200% due 05/27/36 ~	72,531	73,454
TICP CLO Ltd (Cayman) 1.975% (USD LIBOR + 0.840%) due 04/20/28 § ~	447,880	436,696
Venture 35 CLO Ltd (Cayman) 2.248% (USD LIBOR + 1.150%) due 10/22/31 § ~	100,000	98,544

Total Asset-Backed Securities (Cost $2,464,661)		2,451,945

	Principal Amount		Value
U.S. TREASURY OBLIGATIONS - 109.2%

U.S. Treasury Inflation Protected Securities - 109.2%

0.125% due 04/15/22 ^		$906,655	$920,847
0.125% due 07/15/22 ^		245,280	251,312
0.125% due 01/15/23 ^		678,674	695,966
0.125% due 07/15/26 ^		320,886	341,221
0.125% due 01/15/30 ^		129,548	140,132
0.250% due 07/15/29 ^		180,419	197,582
0.375% due 07/15/25 ^		5,406	5,781
0.375% due 01/15/27 ^		764,201	824,612
0.375% due 07/15/27 ^		2,211,533	2,407,036
0.500% due 01/15/28 ^		1,174,545	1,287,642
0.625% due 07/15/21 ^		1,783,710	1,816,587
0.625% due 04/15/23 ^		1,073,488	1,117,433
0.625% due 01/15/24 ^		1,336,165	1,408,787
0.625% due 02/15/43 ^		22,303	26,323
0.750% due 07/15/28 ^		1,286,964	1,452,464
0.750% due 02/15/42 ^		113,466	136,072
0.750% due 02/15/45 ^		174,206	213,448
0.875% due 01/15/29 ^		1,908,933	2,177,141
1.000% due 02/15/46 ^		233,725	302,700
1.375% due 02/15/44 ^		2,112,192	2,886,773
2.000% due 01/15/26 ^		3,890,841	4,527,496
2.125% due 02/15/41 ^		351,231	525,416
3.375% due 04/15/32 ^		85,223	126,964
3.875% due 04/15/29 ^		54,586	77,221

			23,866,956

Total U.S. Treasury Obligations (Cost $23,881,246)			23,866,956

FOREIGN GOVERNMENT BONDS & NOTES - 9.8%

Australia Government (Australia) 1.250% due 02/21/22 ^ ~	AUD	984,509	806,586
Bonos del Tesoro Nacional en Pesos Badlar (Argentina) 31.646% (ARS Deposit + 2.000%) due 04/03/22 § Ω	ARS	32,000	225
Italy Buoni Poliennali Del Tesoro (Italy) 1.400% due 05/26/25 ~	EUR	499,605	573,464
Mexican Bonos (Mexico) 7.750% due 05/29/31	MXN	493,000	24,260
New Zealand Government (New Zealand) 2.000% due 09/20/25 ^ ~	NZD	850,000	666,558
Peruvian Government International (Peru) 5.940% due 02/12/29 ~	PEN	200,000	65,251

Total Foreign Government Bonds & Notes (Cost $2,098,494)			2,136,344

SHORT-TERM INVESTMENTS - 2.0%

Foreign Government Issue - 0.0%
Letras del Tesoro en Pesos Badlar (Argentina) 30.325% (ARS Deposit + 2.000%) due 08/28/20 § Ω	ARS	137,000	1,070

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
Money Market Fund - 2.0%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.110%	442,707	$442,707

Total Short-Term Investments (Cost $444,890)		443,777

TOTAL INVESTMENTS - 156.5% (Cost $34,303,937)		34,219,537

DERIVATIVES - (0.1%)		(16,901)

OTHER ASSETS & LIABILITIES, NET - (56.4%)		(12,337,143)

NET ASSETS - 100.0%		$21,865,493

Notes to Schedule of Investments

(a)

Investments with a total aggregate value of $1,295 or less than 0.1% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(b)	The average amount of borrowings by the Fund on sale-buyback financing transactions during the three-month period ended June 30, 2020 was $9,998,459 at a weighted average interest rate of (0.157%).

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

(c)	Open futures contracts outstanding as of June 30, 2020 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Euro-Bobl	09/20	4	$604,904	$606,597	$1,693
Euro-Bund	09/20	4	788,607	793,277	4,670
U.S. Treasury 5-Year Notes	09/20	14	1,755,407	1,760,391	4,984
U.S. Treasury Long Bonds	09/20	6	1,068,852	1,071,375	2,523

					13,870

Short Futures Outstanding
Australia 3-Year Bonds	09/20	13	1,049,711	1,050,175	(464)
Euro-BTP	09/20	10	1,249,768	1,256,966	(7,198)
Euro-Schatz	09/20	24	3,022,243	3,023,728	(1,485)
U.S. Treasury 2-Year Notes	09/20	4	882,155	883,313	(1,158)
U.S. Treasury 10-Year Notes	09/20	42	5,829,412	5,845,219	(15,807)
U.S. Treasury Ultra 10-Year Notes	09/20	4	627,400	629,937	(2,537)
U.S. Treasury Ultra 30-Year Bonds	09/20	2	422,945	436,312	(13,367)

					(42,016)

Total Futures Contracts					($28,146)

(d)	Forward foreign currency contracts outstanding as of June 30, 2020 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
AUD	1,144,000	USD	787,041	07/20	SCB	$2,441	$—
EUR	48,000	USD	54,117	07/20	GSC	—	(187)
EUR	39,000	USD	43,380	07/20	UBS	439	—
USD	759,734	AUD	1,144,000	07/20	UBS	—	(29,748)
USD	787,124	AUD	1,144,000	08/20	SCB	—	(2,506)
USD	573,385	EUR	513,000	07/20	BRC	—	(2,994)
USD	4,470	EUR	4,000	07/20	UBS	—	(24)
USD	483,297	EUR	430,000	08/20	SCB	—	(184)
USD	53,111	GBP	42,000	07/20	GSC	1,068	—
USD	581,342	GBP	469,000	07/20	SCB	198	—
USD	626,814	GBP	511,000	08/20	SCB	—	(6,511)
USD	21,004	MXN	478,000	11/20	JPM	571	—
USD	324,684	NZD	523,500	07/20	SCB	—	(13,132)
USD	324,332	NZD	523,500	07/20	UBS	—	(13,483)
USD	62,153	PEN	214,925	10/20	DUB	1,579	—

Total Forward Foreign Currency Contracts						$6,296	($68,769)

(e)	Purchased options outstanding as of June 30, 2020 were as follows:

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Cost	Value
Call - U.S. Treasury 2-Year Notes (09/20)	$113.25	08/21/20	CME	4	$906,000	$33	$—
Call - Euro-Schatz (08/20)	EUR 116.00	08/21/20	EUX	24	EUR 2,784,000	149	135
Call - U.S. Treasury 10-Year Notes (09/20)	$175.00	08/21/20	CME	20	$3,500,000	165	—
Call - U.S. Treasury 10-Year Notes (09/20)	195.00	08/21/20	CME	22	4,290,000	182	—

						529	135

Put - U.S. Treasury 5-Year Notes (09/20)	113.75	08/21/20	CME	14	1,592,500	127	109

Total Purchased Options						$656	$244

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

(f)	Premiums received and value of written options outstanding as of June 30, 2020 were as follows:

Credit Default Swaptions on Credit Indices – Buy Protection

Description	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - CDX IG34 5Y	0.600%	08/19/20	GSC	$100,000	$69	($52)
Call - iTraxx Main 33 5Y	0.500%	10/21/20	DUB	EUR 200,000	179	(208)
Call - iTraxx Main 33 5Y	0.500%	10/21/20	JPM	100,000	84	(104)

					332	(364)

Credit Default Swaptions on Credit Indices – Sell Protection
Put - CDX IG34 5Y	1.100%	08/19/20	GSC	$100,000	160	(127)
Put - iTraxx Main 33 5Y	1.200%	10/21/20	DUB	EUR 200,000	493	(429)
Put - iTraxx Main 33 5Y	1.200%	10/21/20	JPM	100,000	253	(215)
Put - CDX IG33 5Y	2.500%	03/17/21	GSC	$100,000	70	(221)
Put - iTraxx Main 32 5Y	2.500%	03/17/21	GSC	EUR 100,000	77	(179)

					1,053	(1,171)

Total Credit Default Swaptions on Credit Indices					$1,385	($1,535)

Inflation Floor/Cap Options

Description	Initial Index	Floating Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Cap - U.S. CPI Urban Consumers	233.92	Maximum of [0, Final Index/ Initial Index - (1 + 4.000%)10]	04/22/24	JPM	$1,900,000	$13,823	($30)
Cap - U.S. CPI Urban Consumers	234.78	Maximum of [0, Final Index/ Initial Index - (1 + 4.000%)10]	05/16/24	JPM	200,000	1,390	—

						$15,213	($30)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - 30-Year Interest Rate Swap	Receive	6-Month EUR-LIBOR	0.000%	08/24/20	MSC	EUR 100,000	$3,282	($2,668)
Call - 30-Year Interest Rate Swap	Receive	6-Month EUR-LIBOR	0.000%	08/27/20	GSC	100,000	3,076	(2,801)

							$6,358	($5,469)

Options on Securities

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - Fannie Mae 2.000% due 07/14/50	$100.46	07/07/20	JPM	$100,000	$688	($25)
Put - Fannie Mae 2.000% due 07/14/50	100.72	07/07/20	JPM	100,000	648	(34)
Put - Fannie Mae 2.500% due 08/13/50	102.09	08/06/20	JPM	100,000	391	(99)
Put - Fannie Mae 2.500% due 08/13/50	102.56	08/06/20	JPM	100,000	531	(131)

					$2,258	($289)

Total Written Options					$25,214	($7,323)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

(g)	Swap agreements outstanding as of June 30, 2020 were as follows:

Credit Default Swaps on Corporate Issues – Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Exchange	Implied Credit Spread at 06/30/20 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Daimler AG	Q	1.000%	12/20/20	ICE	0.317%	EUR 10,000	$40	$153	($113)

Credit Default Swaps on Credit Indices – Buy Protection (4)

Referenced Obligation	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX HY34 5Y	Q	5.000%	06/20/25	ICE	$475,000	$2,505	$18,905	($16,400)

Total Credit Default Swaps						$2,545	$19,058	($16,513)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps – Long

Receive	Pay	Payment Frequency Receive Rate / Pay Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1.030%	U.S. CPI Urban Consumers	Z / Z	LCH	06/18/21	$200,000	$225	$10	$215
2.600%	GBP Retail Price	Z / Z	LCH	05/15/22	GBP 100,000	825	—	825
2.890%	GBP Retail Price	Z / Z	LCH	06/15/22	200,000	1,549	—	1,549
3.850%	GBP Retail Price	Z / Z	LCH	09/15/24	200,000	15,257	—	15,257
3.330%	GBP Retail Price	Z / Z	LCH	01/15/25	400,000	12,115	11,260	855
2.335%	U.S. CPI Urban Consumers	Z / Z	LCH	02/05/28	$190,000	18,628	338	18,290
2.364%	U.S. CPI Urban Consumers	Z / Z	LCH	05/10/28	50,000	5,250	—	5,250
2.379%	U.S. CPI Urban Consumers	Z / Z	LCH	07/09/28	500,000	53,316	(288)	53,604
3.593%	GBP Retail Price	Z / Z	LCH	11/15/28	GBP 45,000	3,592	—	3,592
2.165%	U.S. CPI Urban Consumers	Z / Z	LCH	04/16/29	$100,000	7,657	—	7,657
1.998%	U.S. CPI Urban Consumers	Z / Z	LCH	07/25/29	100,000	6,115	—	6,115
1.760%	U.S. CPI Urban Consumers	Z / Z	LCH	11/04/29	400,000	12,764	(708)	13,472
3.400%	GBP Retail Price	Z / Z	LCH	06/15/30	GBP 200,000	16,925	2,555	14,370
3.530%	GBP Retail Price	Z / Z	LCH	10/15/31	50,000	4,039	493	3,546
3.500%	GBP Retail Price	Z / Z	LCH	09/15/33	60,000	5,019	47	4,972
1.387%	Eurostat Eurozone HICP	Z / Z	LCH	08/15/49	EUR 20,000	1,166	—	1,166

						$164,442	$13,707	$150,735

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Interest Rate Swaps – Short

Pay	Receive	Payment Frequency Pay Rate / Receive Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1.160%	France CPI Ex Tobacco	Z / Z	LCH	08/15/20	EUR 80,000	($1,328)	$57	($1,385)
1.432%	U.S. CPI Urban Consumers	Z / Z	LCH	08/06/21	$100,000	(1,244)	—	(1,244)
1.580%	U.S. CPI Urban Consumers	Z / Z	LCH	09/20/21	200,000	(3,145)	—	(3,145)
1.592%	U.S. CPI Urban Consumers	Z / Z	LCH	09/20/21	200,000	(3,193)	(39)	(3,154)
2.210%	U.S. CPI Urban Consumers	Z / Z	LCH	02/05/23	120,000	(5,514)	—	(5,514)
2.263%	U.S. CPI Urban Consumers	Z / Z	LCH	04/27/23	60,000	(3,226)	—	(3,226)
2.263%	U.S. CPI Urban Consumers	Z / Z	LCH	05/09/23	120,000	(6,421)	—	(6,421)
2.281%	U.S. CPI Urban Consumers	Z / Z	LCH	05/10/23	180,000	(10,130)	—	(10,130)
1.030%	France CPI Ex Tobacco	Z / Z	LCH	03/15/24	EUR 140,000	(5,134)	(53)	(5,081)
3.250%	3-Month NZD-Bank Bills	S / Q	CME	03/21/28	NZD 100,000	(13,835)	290	(14,125)

						($53,170)	$255	($53,425)

Total Interest Rate Swaps						$111,272	$13,962	$97,310

Total Swap Agreements						$113,817	$33,020	$80,797

(h)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

		Total Value at June 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$1,447,769	$—	$1,447,769	$—
	Mortgage-Backed Securities	3,872,746	—	3,872,746	—
	Asset-Backed Securities	2,451,945	—	2,451,945	—
	U.S. Treasury Obligations	23,866,956	—	23,866,956	—
	Foreign Government Bonds & Notes	2,136,344	—	2,136,344	—
	Short-Term Investments	443,777	442,707	1,070	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	6,296	—	6,296	—
	Interest Rate Contracts
	Futures	13,870	13,870	—	—
	Purchased Options	244	—	244	—
	Swaps	150,735	—	150,735	—

	Total Interest Rate Contracts	164,849	13,870	150,979	—

	Total Assets - Derivatives	171,145	13,870	157,275	—

	Total Assets	34,390,682	456,577	33,934,105	—

Liabilities	Sale-buyback Financing Transactions	(10,982,359)	—	(10,982,359)	—
	Derivatives:
	Credit Contracts
	Written Options	(1,535)	—	(1,535)	—
	Swaps	(16,513)	—	(16,513)	—

	Total Credit Contracts	(18,048)	—	(18,048)	—

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(68,769)	—	(68,769)	—
	Interest Rate Contracts
	Futures	(42,016)	(42,016)	—	—
	Written Options	(5,788)	—	(5,788)	—
	Swaps	(53,425)	—	(53,425)	—

	Total Interest Rate Contracts	(101,229)	(42,016)	(59,213)	—

	Total Liabilities - Derivatives	(188,046)	(42,016)	(146,030)	—

	Total Liabilities	(11,170,405)	(42,016)	(11,128,389)	—

	Total	$23,220,277	$414,561	$22,805,716	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments

June 30, 2020 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 39.0%

Basic Materials - 0.7%

Anglo American Capital PLC (South Africa) 3.625% due 09/11/24 ~	$250,000	$262,627
ArcelorMittal SA (Luxembourg)
3.600% due 07/16/24	70,000	69,414
4.550% due 03/11/26	10,000	10,107
6.125% due 06/01/25	80,000	86,874
7.250% due 10/15/39	80,000	95,706
Barrick Gold Corp (Canada) 5.250% due 04/01/42	30,000	39,363
Barrick North America Finance LLC (Canada) 5.700% due 05/30/41	90,000	121,271
BHP Billiton Finance USA Ltd (Australia) 6.750% due 10/19/75 ~	270,000	311,646
Freeport-McMoRan Inc
3.550% due 03/01/22	10,000	10,022
5.400% due 11/14/34	10,000	9,914
5.450% due 03/15/43	180,000	177,009
Glencore Funding LLC (Australia)
3.875% due 10/27/27 ~	30,000	32,085
4.000% due 03/27/27 ~	150,000	160,971
4.125% due 03/12/24 ~	160,000	171,683
P.T. Indonesia Asahan Aluminium Persero (Indonesia) 6.530% due 11/15/28 ~	700,000	831,272
Sasol Financing USA LLC (South Africa) 5.875% due 03/27/24	500,000	447,500
Southern Copper Corp (Peru) 6.750% due 04/16/40	260,000	353,141
Vale Overseas Ltd (Brazil) 6.875% due 11/21/36	48,000	62,918
Yamana Gold Inc (Canada) 4.625% due 12/15/27	90,000	94,932

		3,348,455

Communications - 3.1%

Altice France SA (France) 7.375% due 05/01/26 ~	400,000	417,996
Amazon.com Inc
0.800% due 06/03/25	60,000	60,415
1.200% due 06/03/27	70,000	70,559
1.500% due 06/03/30	70,000	71,149
2.500% due 06/03/50	220,000	223,664
3.875% due 08/22/37	70,000	86,759
4.250% due 08/22/57	10,000	13,433
4.950% due 12/05/44	60,000	85,504
AT&T Inc
2.300% due 06/01/27	910,000	941,000
3.400% due 05/15/25	260,000	286,069
3.600% due 07/15/25	10,000	11,114
3.800% due 03/15/22	800,000	842,754
3.800% due 02/15/27	30,000	33,812
4.350% due 06/15/45	120,000	135,201
CCO Holdings LLC
4.500% due 08/15/30 ~	10,000	10,242
4.500% due 05/01/32 ~	50,000	50,687
5.125% due 05/01/27 ~	130,000	134,686
Charter Communications Operating LLC
4.800% due 03/01/50	20,000	22,762
5.375% due 04/01/38	20,000	24,382
5.750% due 04/01/48	10,000	12,463
6.384% due 10/23/35	20,000	26,438
6.834% due 10/23/55	30,000	40,503

	Principal Amount	Value
Comcast Corp
3.150% due 03/01/26	$30,000	$33,594
3.250% due 11/01/39	10,000	11,110
3.300% due 04/01/27	20,000	22,529
3.375% due 08/15/25	20,000	22,294
3.400% due 04/01/30	30,000	34,232
3.450% due 02/01/50	40,000	45,424
3.750% due 04/01/40	10,000	11,804
3.950% due 10/15/25	220,000	252,286
3.999% due 11/01/49	51,000	61,675
4.000% due 03/01/48	10,000	12,300
4.250% due 10/15/30	100,000	122,536
4.700% due 10/15/48	20,000	26,887
5.650% due 06/15/35	20,000	28,341
DISH DBS Corp 5.875% due 11/15/24	90,000	89,621
eBay Inc 2.750% due 01/30/23	500,000	522,971
Expedia Group Inc 3.800% due 02/15/28	800,000	769,254
Fox Corp 5.476% due 01/25/39	80,000	107,064
Netflix Inc 5.375% due 02/01/21	20,000	20,506
Sprint Capital Corp 8.750% due 03/15/32	130,000	185,964
Sprint Corp 7.250% due 09/15/21	400,000	419,802
Sprint Spectrum Co LLC
3.360% due 03/20/23 ~	62,500	63,359
4.738% due 09/20/29 ~	450,000	488,765
T-Mobile USA Inc
3.500% due 04/15/25 ~	230,000	251,136
3.750% due 04/15/27 ~	810,000	899,707
3.875% due 04/15/30 ~	120,000	133,973
Telefonica Emisiones SAU (Spain) 5.213% due 03/08/47	150,000	188,345
The Interpublic Group of Cos Inc 4.000% due 03/15/22	800,000	834,620
The Walt Disney Co 2.650% due 01/13/31	600,000	637,319
Time Warner Cable LLC
4.125% due 02/15/21	770,000	778,856
5.875% due 11/15/40	50,000	61,773
6.550% due 05/01/37	110,000	144,832
6.750% due 06/15/39	20,000	26,631
7.300% due 07/01/38	60,000	83,265
Time Warner Entertainment Co LP 8.375% due 07/15/33	20,000	30,155
United Group BV (Netherlands) 4.875% due 07/01/24 ~	EUR 600,000	671,434
Verizon Communications Inc
2.625% due 08/15/26	$20,000	21,780
3.150% due 03/22/30	50,000	56,634
3.376% due 02/15/25	79,000	87,729
3.850% due 11/01/42	20,000	24,449
4.000% due 03/22/50	30,000	37,943
4.125% due 08/15/46	30,000	37,527
4.329% due 09/21/28	5,000	6,023
4.400% due 11/01/34	90,000	111,954
4.500% due 08/10/33	220,000	274,244
4.862% due 08/21/46	20,000	27,233
5.500% due 03/16/47	30,000	44,526
Vodafone Group PLC (United Kingdom)
3.750% due 01/16/24	1,300,000	1,420,697
4.375% due 05/30/28	120,000	142,786

		13,989,481

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Consumer, Cyclical - 4.3%

BMW Finance NV (Germany) 2.250% due 08/12/22 ~	$900,000	$929,369
Costco Wholesale Corp
1.375% due 06/20/27	60,000	61,400
1.600% due 04/20/30	40,000	40,501
Daimler Finance North America LLC (Germany)
2.550% due 08/15/22 ~	1,100,000	1,129,216
2.850% due 01/06/22 ~	900,000	920,560
Delta Air Lines Inc
2.600% due 12/04/20	20,000	19,780
2.900% due 10/28/24	70,000	56,827
3.400% due 04/19/21	80,000	77,814
3.625% due 03/15/22	40,000	37,903
3.800% due 04/19/23	10,000	8,907
7.000% due 05/01/25 ~	240,000	247,997
7.375% due 01/15/26	90,000	87,163
Delta Air Lines Pass-Through Trust ‘A’ 6.821% due 02/10/24	753,268	739,928
Ford Motor Co
8.500% due 04/21/23	10,000	10,594
9.000% due 04/22/25	10,000	10,831
Ford Motor Credit Co LLC
0.080% (EUR LIBOR + 0.370%) due 12/01/21 §	EUR 800,000	846,555
1.227% (USD LIBOR + 0.930%) due 09/24/20 §	$800,000	793,619
1.627% (USD LIBOR + 1.235%) due 02/15/23 §	300,000	266,391
2.826% (USD LIBOR + 2.550%) due 01/07/21 §	1,000,000	985,152
3.200% due 01/15/21	900,000	888,750
5.085% due 01/07/21	600,000	600,930
5.875% due 08/02/21	200,000	202,344
General Motors Co
5.150% due 04/01/38	20,000	19,186
5.950% due 04/01/49	20,000	21,004
6.250% due 10/02/43	40,000	42,547
General Motors Financial Co Inc
0.152% (EUR LIBOR + 0.550%) due 03/26/22 § ~	EUR 700,000	753,859
2.450% due 11/06/20	$480,000	480,778
3.200% due 07/13/20	600,000	600,285
4.250% due 05/15/23	30,000	31,352
4.350% due 01/17/27	20,000	20,719
5.100% due 01/17/24	800,000	855,660
Hanesbrands Inc 5.375% due 05/15/25 ~	40,000	40,525
Hilton Domestic Operating Co Inc
5.375% due 05/01/25 ~	20,000	20,012
5.750% due 05/01/28 ~	20,000	20,287
Hilton Worldwide Finance LLC 4.875% due 04/01/27	130,000	127,213
Las Vegas Sands Corp 3.200% due 08/08/24	50,000	49,814
Latam Airlines Pass Through Trust ‘A’ (Chile) 4.200% due 08/15/29	765,170	661,872
Levi Strauss & Co 5.000% due 05/01/25 ~	30,000	30,222
Lowe’s Cos Inc
4.500% due 04/15/30	20,000	24,579
5.000% due 04/15/40	20,000	26,069
5.125% due 04/15/50	70,000	97,045

	Principal Amount	Value
McDonald’s Corp
1.450% due 09/01/25	$10,000	$10,265
3.300% due 07/01/25	30,000	33,366
3.500% due 03/01/27	20,000	22,658
3.600% due 07/01/30	30,000	34,577
3.625% due 09/01/49	10,000	11,133
3.700% due 01/30/26	50,000	56,824
3.800% due 04/01/28	30,000	35,091
4.200% due 04/01/50	70,000	85,171
MGM Resorts International 7.750% due 03/15/22	800,000	815,540
Mileage Plus Holdings LLC 6.500% due 06/20/27 ~	60,000	60,300
New Red Finance Inc (Canada) 4.250% due 05/15/24 ~	50,000	50,138
Newell Brands Inc
4.350% due 04/01/23	20,000	20,696
4.700% due 04/01/26	10,000	10,504
NIKE Inc
2.400% due 03/27/25	30,000	32,285
2.750% due 03/27/27	30,000	32,958
2.850% due 03/27/30	50,000	55,759
3.250% due 03/27/40	30,000	33,873
3.375% due 03/27/50	120,000	137,983
Nissan Motor Acceptance Corp 1.156% (USD LIBOR + 0.890%) due 01/13/22 § ~	1,000,000	961,381
Sands China Ltd (Macau) 5.125% due 08/08/25	310,000	336,956
Starbucks Corp 2.550% due 11/15/30	900,000	945,920
Target Corp 2.250% due 04/15/25	30,000	32,128
The Home Depot Inc
2.700% due 04/15/30	40,000	44,006
3.300% due 04/15/40	40,000	45,521
3.350% due 04/15/50	110,000	126,055
3.900% due 06/15/47	10,000	12,250
The TJX Cos Inc 3.500% due 04/15/25	50,000	55,691
VOC Escrow Ltd 5.000% due 02/15/28 ~	140,000	104,274
Volkswagen Group of America Finance LLC (Germany)
1.375% (USD LIBOR + 0.940%) due 11/12/21 § ~	800,000	797,712
4.750% due 11/13/28 ~	1,000,000	1,179,294
Volkswagen International Finance NV (Germany) 1.288% (EUR LIBOR + 1.550%) due 11/16/24 § ~	EUR 500,000	554,352
Volkswagen Leasing GmbH (Germany) 0.250% due 02/16/21 ~	100,000	112,259
Walmart Inc
3.400% due 06/26/23	$20,000	21,734
3.700% due 06/26/28	60,000	71,137

		19,825,350

Consumer, Non-Cyclical - 5.3%

Abbott Laboratories
3.750% due 11/30/26	38,000	44,249
4.750% due 11/30/36	70,000	94,270
4.900% due 11/30/46	40,000	57,517

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
AbbVie Inc
2.300% due 11/21/22 ~	$230,000	$237,859
2.600% due 11/21/24 ~	270,000	287,694
2.950% due 11/21/26 ~	50,000	54,758
3.200% due 11/21/29 ~	100,000	111,655
3.375% due 11/14/21	700,000	724,794
3.450% due 03/15/22 ~	80,000	83,144
3.600% due 05/14/25	70,000	77,775
3.750% due 11/14/23	10,000	10,876
3.800% due 03/15/25 ~	90,000	100,457
4.250% due 11/21/49 ~	10,000	12,040
5.000% due 12/15/21 ~	700,000	735,032
Aetna Inc 2.800% due 06/15/23	40,000	42,175
Altria Group Inc
2.850% due 08/09/22	20,000	20,846
3.490% due 02/14/22	40,000	41,728
3.800% due 02/14/24	40,000	43,764
3.875% due 09/16/46	20,000	19,971
4.400% due 02/14/26	290,000	333,799
4.800% due 02/14/29	190,000	221,638
5.800% due 02/14/39	90,000	112,346
5.950% due 02/14/49	50,000	65,657
6.200% due 02/14/59	30,000	40,136
Amgen Inc
3.625% due 05/22/24	30,000	32,916
4.663% due 06/15/51	11,000	14,614
5.375% due 05/15/43	30,000	40,611
Anheuser-Busch Cos LLC (Belgium)
3.650% due 02/01/26	110,000	123,604
4.900% due 02/01/46	100,000	122,692
Anheuser-Busch InBev Worldwide Inc (Belgium)
3.500% due 06/01/30	30,000	33,795
4.150% due 01/23/25	90,000	102,188
4.350% due 06/01/40	60,000	68,558
4.500% due 06/01/50	110,000	131,735
4.750% due 01/23/29	230,000	278,047
Anthem Inc
3.125% due 05/15/22	30,000	31,436
3.350% due 12/01/24	40,000	44,009
3.650% due 12/01/27	30,000	34,203
Bacardi Ltd (Bermuda) 4.500% due 01/15/21 ~	600,000	604,654
BAT Capital Corp (United Kingdom)
3.557% due 08/15/27	50,000	54,133
4.540% due 08/15/47	170,000	185,341
Bausch Health Cos Inc
6.250% due 02/15/29 ~	50,000	50,344
7.250% due 05/30/29 ~	30,000	31,524
Bayer US Finance II LLC (Germany) 3.875% due 12/15/23 ~	600,000	658,651
Becton Dickinson and Co
3.363% due 06/06/24	110,000	118,669
3.700% due 06/06/27	30,000	33,584
3.734% due 12/15/24	50,000	55,083
4.685% due 12/15/44	32,000	39,482
Boston Scientific Corp 2.650% due 06/01/30	900,000	935,999
Bristol-Myers Squibb Co
2.900% due 07/26/24 ~	70,000	75,811
3.200% due 06/15/26 ~	50,000	56,158
3.550% due 08/15/22 ~	90,000	95,734
3.875% due 08/15/25 ~	70,000	79,685
5.000% due 08/15/45 ~	150,000	211,763

	Principal Amount	Value
Campbell Soup Co 3.650% due 03/15/23	$229,000	$244,408
Cargill Inc 1.375% due 07/23/23 ~	40,000	40,707
Centene Corp 3.375% due 02/15/30	10,000	10,113
Cigna Corp
0.949% (USD LIBOR + 0.650%) due 09/17/21 §	1,200,000	1,200,058
2.109% (USD LIBOR + 0.890%) due 07/15/23 §	700,000	703,850
3.750% due 07/15/23	120,000	130,354
4.125% due 11/15/25	40,000	46,003
4.375% due 10/15/28	260,000	307,905
Constellation Brands Inc 4.250% due 05/01/23	30,000	32,955
CVS Health Corp
3.625% due 04/01/27	10,000	11,250
3.700% due 03/09/23	50,000	53,745
3.750% due 04/01/30	30,000	34,567
4.100% due 03/25/25	260,000	294,095
4.125% due 04/01/40	20,000	23,670
4.250% due 04/01/50	10,000	12,082
5.050% due 03/25/48	300,000	390,869
5.125% due 07/20/45	60,000	77,400
Danone SA (France) 2.589% due 11/02/23 ~	200,000	210,667
DP World PLC (United Arab Emirates) 5.625% due 09/25/48 ~	200,000	219,099
Gilead Sciences Inc
3.650% due 03/01/26	30,000	34,359
4.750% due 03/01/46	30,000	40,591
Global Payments Inc 3.200% due 08/15/29	900,000	965,769
HCA Inc
3.500% due 09/01/30	80,000	77,133
4.500% due 02/15/27	40,000	44,628
5.375% due 02/01/25	20,000	21,481
5.875% due 02/01/29	30,000	33,999
Humana Inc
3.150% due 12/01/22	50,000	52,439
4.625% due 12/01/42	50,000	61,445
4.800% due 03/15/47	20,000	26,145
4.950% due 10/01/44	20,000	26,319
IHS Markit Ltd 5.000% due 11/01/22 ~	400,000	429,545
Imperial Brands Finance PLC (United Kingdom) 3.875% due 07/26/29 ~	1,000,000	1,056,593
Johnson & Johnson 3.625% due 03/03/37	100,000	119,220
Keurig Dr Pepper Inc 4.057% due 05/25/23	500,000	545,716
Kraft Heinz Foods Co
3.950% due 07/15/25	82,000	87,673
4.250% due 03/01/31 ~	10,000	10,623
4.375% due 06/01/46	20,000	19,685
4.875% due 10/01/49 ~	30,000	30,586
5.000% due 06/04/42	10,000	10,547
5.200% due 07/15/45	10,000	10,856
5.500% due 06/01/50 ~	30,000	32,087
Lamb Weston Holdings Inc 4.875% due 05/15/28 ~	10,000	10,614
Mars Inc
2.700% due 04/01/25 ~	40,000	42,871
3.200% due 04/01/30 ~	40,000	45,571
Medtronic Inc 3.500% due 03/15/25	52,000	58,666

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Mondelez International Inc 2.125% due 04/13/23	$30,000	$31,092
Mylan NV 2.250% due 11/22/24 ~	EUR 900,000	1,060,792
PayPal Holdings Inc
1.650% due 06/01/25	$70,000	72,541
2.850% due 10/01/29	900,000	986,811
PepsiCo Inc
2.250% due 03/19/25	10,000	10,704
2.625% due 03/19/27	120,000	131,276
2.875% due 10/15/49	20,000	21,688
3.875% due 03/19/60	10,000	12,775
Pernod Ricard SA (France) 5.750% due 04/07/21 ~	450,000	467,477
Pfizer Inc 2.625% due 04/01/30	60,000	66,090
Philip Morris International Inc
2.500% due 08/22/22	90,000	93,671
2.500% due 11/02/22	80,000	83,405
4.500% due 03/20/42	30,000	36,538
Prime Security Services Borrower LLC 5.750% due 04/15/26 ~	50,000	51,930
Reckitt Benckiser Treasury Services PLC (United Kingdom) 2.375% due 06/24/22 ~	600,000	618,369
Reynolds American Inc (United Kingdom)
5.850% due 08/15/45	50,000	62,702
6.150% due 09/15/43	30,000	37,333
Takeda Pharmaceutical Co Ltd (Japan) 4.400% due 11/26/23	600,000	667,581
Teva Pharmaceutical Finance Co BV (Israel)
2.950% due 12/18/22	60,000	58,033
3.650% due 11/10/21	80,000	79,681
Teva Pharmaceutical Finance IV BV (Israel) 3.650% due 11/10/21	100,000	100,122
Teva Pharmaceutical Finance Netherlands II BV (Israel) 1.250% due 03/31/23 ~	EUR 900,000	942,771
Teva Pharmaceutical Finance Netherlands III BV (Israel)
2.200% due 07/21/21	$490,000	481,138
2.800% due 07/21/23	140,000	132,688
3.150% due 10/01/26	20,000	17,933
The Coca-Cola Co
2.950% due 03/25/25	30,000	33,080
3.375% due 03/25/27	90,000	103,288
4.125% due 03/25/40	10,000	12,760
4.200% due 03/25/50	110,000	144,806
The Procter & Gamble Co
2.450% due 03/25/25	30,000	32,581
2.800% due 03/25/27	10,000	11,150
3.550% due 03/25/40	20,000	24,173
3.600% due 03/25/50	20,000	24,971
United Rentals North America Inc
5.500% due 07/15/25	50,000	51,370
5.875% due 09/15/26	90,000	94,420
UnitedHealth Group Inc
2.000% due 05/15/30	150,000	157,210
2.375% due 10/15/22	10,000	10,428
3.500% due 06/15/23	20,000	21,753
3.750% due 07/15/25	80,000	91,258
3.875% due 08/15/59	50,000	61,357
4.250% due 06/15/48	20,000	25,599
4.450% due 12/15/48	10,000	13,122

	Principal Amount	Value
Wm Wrigley Jr Co 3.375% due 10/21/20 ~	$70,000	$70,468
Zoetis Inc 2.000% due 05/15/30	900,000	919,874

		24,086,970

Energy - 2.3%

Apache Corp
3.250% due 04/15/22	24,000	23,294
4.250% due 01/15/44	170,000	128,208
4.375% due 10/15/28	20,000	17,670
4.750% due 04/15/43	40,000	32,255
5.100% due 09/01/40	80,000	65,821
Baker Hughes a GE Co LLC 2.773% due 12/15/22	900,000	939,931
Blue Racer Midstream LLC 6.125% due 11/15/22 ~	20,000	19,945
BP Capital Markets America Inc
2.937% due 04/06/23	10,000	10,594
3.000% due 02/24/50	200,000	197,501
3.633% due 04/06/30	40,000	45,267
3.790% due 02/06/24	10,000	10,951
BP Capital Markets PLC (United Kingdom)
3.506% due 03/17/25	130,000	144,098
3.535% due 11/04/24	40,000	44,175
Cameron LNG LLC
2.902% due 07/15/31 ~	20,000	21,437
3.302% due 01/15/35 ~	120,000	132,640
Chevron Corp 3.078% due 05/11/50	100,000	106,417
Cimarex Energy Co
3.900% due 05/15/27	200,000	201,555
4.375% due 03/15/29	20,000	20,567
Concho Resources Inc
3.750% due 10/01/27	30,000	32,007
4.300% due 08/15/28	180,000	197,838
4.375% due 01/15/25	50,000	51,613
ConocoPhillips 6.500% due 02/01/39	10,000	14,578
Continental Resources Inc
3.800% due 06/01/24	70,000	66,226
4.375% due 01/15/28	80,000	70,561
4.500% due 04/15/23	70,000	66,993
DCP Midstream Operating LP 6.450% due 11/03/36 ~	20,000	18,086
Devon Energy Corp 5.000% due 06/15/45	220,000	197,310
Diamondback Energy Inc
2.875% due 12/01/24	20,000	20,053
3.250% due 12/01/26	20,000	20,137
3.500% due 12/01/29	20,000	19,360
5.375% due 05/31/25	10,000	10,301
Enbridge Inc (Canada) 0.881% (USD LIBOR + 0.500%) due 02/18/22 §	800,000	795,791
Energy Transfer Operating LP
2.900% due 05/15/25	10,000	10,251
3.750% due 05/15/30	190,000	188,131
4.950% due 06/15/28	50,000	53,719
5.250% due 04/15/29	20,000	21,841
6.250% due 04/15/49	20,000	21,224
6.750% due 05/15/25	50,000	42,087

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Enterprise Products Operating LLC
2.800% due 01/31/30	$60,000	$63,041
3.700% due 01/31/51	40,000	41,777
3.950% due 01/31/60	30,000	31,333
4.150% due 10/16/28	180,000	205,933
4.200% due 01/31/50	30,000	33,338
4.800% due 02/01/49	10,000	11,877
4.850% due 03/15/44	10,000	11,603
7.550% due 04/15/38	20,000	27,790
EOG Resources Inc
3.900% due 04/01/35	30,000	35,059
4.150% due 01/15/26	70,000	80,913
4.950% due 04/15/50	30,000	39,194
Exxon Mobil Corp
1.571% due 04/15/23	20,000	20,523
2.992% due 03/19/25	160,000	174,244
3.043% due 03/01/26	140,000	153,971
3.482% due 03/19/30	50,000	57,052
4.114% due 03/01/46	50,000	60,694
4.327% due 03/19/50	10,000	12,585
KazMunayGas National Co JSC (Kazakhstan) 5.375% due 04/24/30 ~	200,000	227,025
Kinder Morgan Energy Partners LP
3.500% due 03/01/21	80,000	81,007
5.500% due 03/01/44	10,000	11,757
Kinder Morgan Inc
4.300% due 06/01/25	50,000	55,776
4.300% due 03/01/28	30,000	34,037
5.050% due 02/15/46	30,000	34,554
5.200% due 03/01/48	10,000	12,160
5.550% due 06/01/45	30,000	36,468
MPLX LP
1.213% (USD LIBOR + 0.900%) due 09/09/21 §	1,000,000	992,295
4.500% due 04/15/38	100,000	100,087
4.700% due 04/15/48	60,000	61,703
4.800% due 02/15/29	40,000	44,521
Noble Energy Inc
3.850% due 01/15/28	70,000	67,662
5.250% due 11/15/43	80,000	73,437
Occidental Petroleum Corp
1.398% (USD LIBOR + 0.950%) due 02/08/21 §	40,000	39,410
2.600% due 08/13/21	150,000	146,996
2.700% due 08/15/22	70,000	65,296
2.900% due 08/15/24	100,000	85,699
3.000% due 02/15/27	30,000	23,406
3.125% due 02/15/22	10,000	9,627
3.200% due 08/15/26	60,000	48,696
4.100% due 02/15/47	120,000	81,450
4.200% due 03/15/48	10,000	6,785
4.400% due 04/15/46	20,000	13,978
4.625% due 06/15/45	50,000	35,250
4.850% due 03/15/21	24,000	23,925
5.550% due 03/15/26	90,000	82,327
6.450% due 09/15/36	310,000	266,935
Petrobras Global Finance BV (Brazil)
5.299% due 01/27/25	555,000	578,732
6.900% due 03/19/49	30,000	31,665
Petroleos Mexicanos (Mexico) 6.875% due 08/04/26	220,000	208,374
Range Resources Corp
4.875% due 05/15/25	10,000	7,535
5.000% due 03/15/23	150,000	128,342

	Principal Amount	Value
Shell International Finance BV (Netherlands)
2.750% due 04/06/30	$20,000	$21,725
2.875% due 05/10/26	50,000	54,844
3.250% due 04/06/50	120,000	129,310
4.375% due 05/11/45	130,000	161,353
4.550% due 08/12/43	50,000	62,901
Sinopec Group Overseas Development Ltd (China) 4.375% due 04/10/24 ~	290,000	320,196
Targa Resources Partners LP
4.250% due 11/15/23	60,000	57,594
5.375% due 02/01/27	20,000	19,346
5.500% due 03/01/30 ~	20,000	19,331
5.875% due 04/15/26	20,000	19,847
6.500% due 07/15/27	10,000	10,050
6.875% due 01/15/29	10,000	10,506
Tennessee Gas Pipeline Co LLC 2.900% due 03/01/30 ~	150,000	154,006
The Williams Cos Inc
3.750% due 06/15/27	90,000	96,056
7.500% due 01/15/31	190,000	243,629
Transcontinental Gas Pipe Line Co LLC 7.850% due 02/01/26	30,000	39,094
Western Midstream Operating LP
1.116% (USD LIBOR + 0.850%) due 01/13/23 §	20,000	18,362
3.100% due 02/01/25	30,000	28,493
4.050% due 02/01/30	100,000	96,622
4.500% due 03/01/28	30,000	28,350
4.650% due 07/01/26	100,000	96,280
5.250% due 02/01/50	50,000	43,573
WPX Energy Inc
4.500% due 01/15/30	10,000	8,856
5.250% due 10/15/27	10,000	9,359

		10,607,960

Financial - 16.5%

AerCap Ireland Capital DAC (Ireland) 3.950% due 02/01/22	800,000	800,633
AIB Group PLC (Ireland) 4.750% due 10/12/23 ~	500,000	539,655
Air Lease Corp 3.375% due 07/01/25	30,000	30,027
Aircastle Ltd 5.125% due 03/15/21	500,000	502,075
Ambac LSNI LLC (Cayman) 6.000% (USD LIBOR + 5.000%) due 02/12/23 § ~	308,119	305,227
American Homes 4 Rent LP REIT 4.250% due 02/15/28	100,000	107,061
American International Group Inc 3.750% due 07/10/25	630,000	697,952
American Tower Corp REIT 3.375% due 05/15/24	1,000,000	1,086,430
Atrium European Real Estate Ltd (Poland) 3.000% due 09/11/25 ~	EUR 800,000	873,966
AvalonBay Communities Inc REIT
2.300% due 03/01/30	$900,000	950,682
3.450% due 06/01/25	300,000	334,595
Banco Bilbao Vizcaya Argentaria SA (Spain) 8.875% due 04/14/21 ~	EUR 800,000	931,320
Banco Santander SA (Spain) 3.848% due 04/12/23	$200,000	212,917

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Bank of America Corp
2.592% due 04/29/31	$260,000	$275,614
3.004% due 12/20/23	155,000	163,101
3.419% due 12/20/28	203,000	226,219
3.500% due 04/19/26	110,000	123,919
3.550% due 03/05/24	90,000	96,206
3.593% due 07/21/28	100,000	112,407
3.974% due 02/07/30	240,000	279,449
4.083% due 03/20/51	220,000	275,795
4.200% due 08/26/24	70,000	77,720
4.250% due 10/22/26	420,000	481,860
4.330% due 03/15/50	20,000	25,802
4.450% due 03/03/26	90,000	103,417
Bank of Montreal (Canada)
1.850% due 05/01/25	100,000	103,602
3.803% due 12/15/32	60,000	64,627
Banque Federative du Credit Mutuel SA (France) 3.750% due 07/20/23 ~	600,000	649,248
Barclays Bank PLC (United Kingdom) 7.625% due 11/21/22	800,000	871,437
Barclays PLC (United Kingdom)
1.822% (USD LIBOR + 1.430%) due 02/15/23 §	1,000,000	997,463
4.972% due 05/16/29	900,000	1,054,977
5.088% due 06/20/30	200,000	228,148
8.000% due 12/15/20	EUR 600,000	677,787
Berkshire Hathaway Finance Corp 4.250% due 01/15/49	$120,000	154,010
BNP Paribas SA (France)
4.375% due 03/01/33 ~	250,000	278,823
4.705% due 01/10/25 ~	230,000	254,816
5.198% due 01/10/30 ~	200,000	245,037
Boston Properties LP REIT 4.500% due 12/01/28	500,000	598,718
BPCE SA (France) 4.000% due 09/12/23 ~	850,000	919,685
Brandywine Operating Partnership LP REIT 3.950% due 11/15/27	800,000	822,542
Capital One Financial Corp 4.250% due 04/30/25	500,000	562,442
Carlyle Finance LLC 5.650% due 09/15/48 ~	150,000	181,987
CBL & Associates LP REIT 5.950% due 12/15/26 y	1,200,000	348,486
Citigroup Inc
2.572% due 06/03/31	700,000	724,384
4.075% due 04/23/29	150,000	171,214
4.400% due 06/10/25	170,000	190,504
4.412% due 03/31/31	195,000	230,904
5.300% due 05/06/44	102,000	135,655
5.500% due 09/13/25	120,000	142,345
5.950% due 01/30/23	300,000	298,115
5.950% due 05/15/25	200,000	198,967
6.675% due 09/13/43	70,000	108,309
8.125% due 07/15/39	70,000	121,338
Cooperatieve Rabobank UA (Netherlands)
4.375% due 08/04/25	250,000	282,262
4.625% due 12/01/23	290,000	320,151
6.625% due 06/29/21 ~	EUR 400,000	463,197
CPI Property Group SA (Czech Republic) 4.750% due 03/08/23 ~	$800,000	844,176
Credit Suisse AG (Switzerland)
2.950% due 04/09/25	250,000	271,368
6.500% due 08/08/23 ~	1,200,000	1,315,402

	Principal Amount	Value
Credit Suisse Group AG (Switzerland)
1.558% (USD LIBOR + 1.240%) due 06/12/24 § ~	$750,000	$754,083
4.194% due 04/01/31 ~	250,000	285,876
CyrusOne LP REIT 1.450% due 01/22/27	EUR 100,000	108,322
Danske Bank AS (Denmark)
5.000% due 01/12/22 ~	$200,000	210,420
5.375% due 01/12/24 ~	200,000	222,817
Deutsche Bank AG (Germany)
2.281% (USD LIBOR + 0.970%) due 07/13/20 §	500,000	500,095
3.150% due 01/22/21	600,000	602,961
3.961% due 11/26/25	1,000,000	1,050,136
4.250% due 10/14/21	900,000	923,935
5.000% due 02/14/22	900,000	939,916
Diversified Healthcare Trust REIT 9.750% due 06/15/25	600,000	645,375
EPR Properties REIT 5.250% due 07/15/23	400,000	392,441
GE Capital Funding LLC 4.400% due 05/15/30 ~	900,000	936,908
GLP Capital LP REIT 5.375% due 04/15/26	900,000	985,675
Goodman US Finance Three LLC REIT (Australia) 3.700% due 03/15/28 ~	200,000	216,526
Host Hotels & Resorts LP REIT 4.000% due 06/15/25	200,000	207,644
HSBC Holdings PLC (United Kingdom)
4.583% due 06/19/29	360,000	416,117
4.950% due 03/31/30	200,000	239,917
6.875% due 06/01/21	400,000	405,928
Hudson Pacific Properties LP REIT 4.650% due 04/01/29	800,000	864,761
ING Groep NV (Netherlands) 4.625% due 01/06/26 ~	700,000	821,363
International Lease Finance Corp 5.875% due 08/15/22	150,000	157,875
Intesa Sanpaolo SPA (Italy)
3.375% due 01/12/23 ~	220,000	226,437
5.017% due 06/26/24 ~	370,000	379,329
JPMorgan Chase & Co
2.083% due 04/22/26	100,000	103,872
2.182% due 06/01/28	900,000	932,156
2.522% due 04/22/31	360,000	381,028
3.109% due 04/22/51	30,000	32,447
3.509% due 01/23/29	150,000	167,689
4.203% due 07/23/29	170,000	199,487
4.452% due 12/05/29	70,000	83,978
4.950% due 06/01/45	150,000	202,210
KEB Hana Bank (South Korea) 3.375% due 01/30/22 ~	900,000	935,200
Kimco Realty Corp REIT 2.700% due 03/01/24	900,000	925,954
KKR Group Finance Co II LLC 5.500% due 02/01/43 ~	30,000	36,993
Lifestorage LP REIT 3.500% due 07/01/26	800,000	858,109
Lloyds Banking Group PLC (United Kingdom)
1.501% (AUD Bank Bill + 1.400%) due 03/07/25 §	AUD 800,000	536,854
4.000% due 03/07/25	900,000	666,793
4.375% due 03/22/28	$200,000	232,215
4.450% due 05/08/25	500,000	567,390
7.625% due 06/27/23 ~	GBP 600,000	761,439

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Mastercard Inc 3.850% due 03/26/50	$10,000	$12,535
Metropolitan Life Global Funding I 3.450% due 12/18/26 ~	700,000	794,463
Mid-America Apartments LP REIT 4.200% due 06/15/28	700,000	812,252
Mitsubishi UFJ Financial Group Inc (Japan)
3.407% due 03/07/24	700,000	756,222
3.455% due 03/02/23	600,000	640,937
Mizuho Financial Group Inc (Japan)
2.226% due 05/25/26	800,000	820,834
3.922% due 09/11/24	300,000	324,832
Morgan Stanley
2.188% due 04/28/26	130,000	135,356
2.699% due 01/22/31	70,000	74,444
3.125% due 07/27/26	200,000	220,831
3.622% due 04/01/31	290,000	331,908
3.737% due 04/24/24	100,000	107,850
3.772% due 01/24/29	10,000	11,390
4.431% due 01/23/30	10,000	11,920
5.597% due 03/24/51	20,000	30,381
MPT Operating Partnership LP REIT 2.550% due 12/05/23	GBP 700,000	866,102
Nasdaq Inc 3.850% due 06/30/26	$800,000	897,441
National Retail Properties Inc REIT
2.500% due 04/15/30	900,000	861,533
3.500% due 10/15/27	200,000	209,250
New York Life Global Funding 0.950% due 06/24/25 ~	40,000	40,133
Nordea Bank Abp (Finland) 1.000% due 06/09/23 ~	200,000	202,327
Oversea-Chinese Banking Corp Ltd (Singapore) 0.836% (USD LIBOR + 0.450%) due 05/17/21 § ~	400,000	400,291
Park Aerospace Holdings Ltd (Ireland) 5.250% due 08/15/22 ~	50,000	46,958
Principal Life Global Funding II 1.250% due 06/23/25 ~	20,000	20,075
Royal Bank of Canada (Canada)
1.150% due 06/10/25	130,000	130,269
1.600% due 04/17/23	90,000	92,364
Royal Bank of Scotland Group PLC (United Kingdom)
3.875% due 09/12/23	800,000	863,037
5.125% due 05/28/24	570,000	624,177
7.500% due 08/10/20	800,000	803,200
8.625% due 08/15/21	600,000	625,182
Santander Holdings USA Inc
3.244% due 10/05/26	1,000,000	1,040,355
4.500% due 07/17/25	130,000	140,731
Scentre Group Trust 1 REIT (Australia) 4.375% due 05/28/30 ~	900,000	990,690
Simon Property Group LP REIT 2.500% due 09/01/20	400,000	400,183
Societe Generale SA (France) 4.250% due 09/14/23 ~	500,000	539,203
Spirit Realty LP REIT 3.400% due 01/15/30	800,000	757,446
Sumitomo Mitsui Financial Group Inc (Japan) 2.058% due 07/14/21	120,000	122,070
Teachers Insurance & Annuity Association of America
4.900% due 09/15/44 ~	40,000	51,533
6.850% due 12/16/39 ~	18,000	27,121
The Bank of New York Mellon Corp 1.600% due 04/24/25	30,000	31,120

	Principal Amount	Value
The Depository Trust & Clearing Corp 3.480% due 09/15/20 ~	$250,000	$222,554
The Goldman Sachs Group Inc
3.200% due 02/23/23	60,000	63,708
3.500% due 01/23/25	700,000	762,980
3.750% due 05/22/25	600,000	665,213
3.850% due 07/08/24	160,000	176,538
4.223% due 05/01/29	180,000	209,542
4.250% due 10/21/25	470,000	530,062
5.150% due 05/22/45	340,000	450,805
6.250% due 02/01/41	70,000	104,663
The Toronto-Dominion Bank (Canada) 1.150% due 06/12/25	150,000	151,936
UBS Group AG (Switzerland)
1.750% due 04/21/22 ~	200,000	203,828
2.859% due 08/15/23 ~	200,000	207,331
3.491% due 05/23/23 ~	260,000	272,496
4.125% due 09/24/25 ~	1,000,000	1,134,803
7.000% due 01/31/24 ~	450,000	467,750
UniCredit SpA (Italy)
6.572% due 01/14/22 ~	350,000	369,890
7.830% due 12/04/23 ~	1,800,000	2,083,969
VEREIT Operating Partnership LP REIT
3.400% due 01/15/28	700,000	705,374
3.950% due 08/15/27	200,000	208,227
Vesteda Finance BV (Netherlands) 2.500% due 10/27/22 ~	EUR 600,000	697,849
Visa Inc
3.150% due 12/14/25	$80,000	89,316
4.300% due 12/14/45	100,000	132,430
Washington Prime Group LP REIT 6.450% due 08/15/24	950,000	538,370
Wells Fargo & Co
2.164% due 02/11/26	800,000	826,215
2.188% due 04/30/26	80,000	82,812
2.393% due 06/02/28	900,000	930,613
2.879% due 10/30/30	110,000	117,652
3.000% due 10/23/26	100,000	109,159
3.450% due 02/13/23	40,000	42,528
3.584% due 05/22/28	100,000	111,051
3.750% due 01/24/24	850,000	929,361
4.400% due 06/14/46	30,000	36,316
4.478% due 04/04/31	150,000	181,956
4.750% due 12/07/46	110,000	140,843
4.900% due 11/17/45	190,000	244,594
5.013% due 04/04/51	460,000	638,077
5.375% due 11/02/43	80,000	108,943
5.606% due 01/15/44	150,000	208,152

		75,591,698

Industrial - 3.0%

3M Co
2.375% due 08/26/29	60,000	64,732
3.050% due 04/15/30	10,000	11,336
3.700% due 04/15/50	80,000	95,413
Aviation Capital Group LLC 4.125% due 08/01/25 ~	600,000	540,778
Boeing Co 5.150% due 05/01/30	230,000	257,099

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Carrier Global Corp
1.923% due 02/15/23 ~	$20,000	$20,418
2.242% due 02/15/25 ~	50,000	51,319
2.493% due 02/15/27 ~	10,000	10,200
2.700% due 02/15/31 ~	30,000	29,880
2.722% due 02/15/30 ~	100,000	100,441
3.377% due 04/05/40 ~	30,000	29,280
3.577% due 04/05/50 ~	30,000	29,403
CNH Industrial Capital LLC 4.875% due 04/01/21	400,000	410,474
Deere & Co
3.100% due 04/15/30	20,000	22,698
3.750% due 04/15/50	60,000	74,129
Eaton Corp
2.750% due 11/02/22	130,000	136,805
4.150% due 11/02/42	20,000	23,669
Flex Ltd
4.875% due 05/12/30	800,000	890,369
GATX Corp
1.261% (USD LIBOR + 0.720%) due 11/05/21 §	1,000,000	986,604
4.750% due 06/15/22	400,000	421,879
General Dynamics Corp
3.500% due 05/15/25	10,000	11,225
4.250% due 04/01/40	10,000	12,481
4.250% due 04/01/50	30,000	39,147
General Electric Co
3.150% due 09/07/22	77,000	80,603
3.450% due 05/01/27	10,000	10,267
3.625% due 05/01/30	930,000	932,745
4.250% due 05/01/40	20,000	19,704
4.350% due 05/01/50	30,000	29,781
5.875% due 01/14/38	40,000	44,800
6.750% due 03/15/32	30,000	36,760
6.875% due 01/10/39	298,000	366,673
GFL Environmental Inc (Canada) 4.250% due 06/01/25 ~	30,000	30,319
L3Harris Technologies Inc 5.054% due 04/27/45	60,000	79,042
Lockheed Martin Corp
3.100% due 01/15/23	20,000	21,277
3.550% due 01/15/26	70,000	80,375
4.500% due 05/15/36	30,000	39,040
Northrop Grumman Corp
2.930% due 01/15/25	40,000	43,239
3.250% due 01/15/28	160,000	178,883
5.250% due 05/01/50	40,000	57,770
NTT Finance Corp (Japan) 1.900% due 07/21/21 ~	800,000	809,801
Otis Worldwide Corp
2.056% due 04/05/25 ~	30,000	31,474
2.293% due 04/05/27 ~	30,000	31,371
2.565% due 02/15/30 ~	90,000	94,575
Penske Truck Leasing Co Lp
4.125% due 08/01/23 ~	600,000	641,268
4.250% due 01/17/23 ~	800,000	851,285
Raytheon Co 3.125% due 10/15/20	70,000	70,565
Raytheon Technologies Corp
2.800% due 03/15/22 ~	500,000	515,981
3.100% due 11/15/21 ~	800,000	821,547
3.950% due 08/16/25	60,000	68,554
4.125% due 11/16/28	20,000	23,586
4.500% due 06/01/42	60,000	74,403
Republic Services Inc 2.500% due 08/15/24	50,000	53,216

	Principal Amount	Value
SMBC Aviation Capital Finance DAC (Ireland) 3.000% due 07/15/22 ~	$1,100,000	$1,106,054
The Boeing Co
2.700% due 02/01/27	30,000	29,324
2.800% due 03/01/27	30,000	28,987
3.100% due 05/01/26	10,000	10,200
3.200% due 03/01/29	90,000	89,085
3.250% due 02/01/35	160,000	146,006
3.550% due 03/01/38	20,000	18,255
3.750% due 02/01/50	190,000	171,823
TransDigm Inc
6.250% due 03/15/26 ~	30,000	30,033
8.000% due 12/15/25 ~	20,000	21,107
Union Pacific Corp
2.150% due 02/05/27	50,000	52,932
2.400% due 02/05/30	50,000	53,555
3.750% due 07/15/25	120,000	136,017
3.750% due 02/05/70	70,000	78,393
Waste Management Inc
3.200% due 06/15/26	30,000	30,764
3.450% due 06/15/29	20,000	20,710
3.500% due 05/15/24	20,000	21,813
4.150% due 07/15/49	50,000	62,780
WRKCo Inc 4.650% due 03/15/26	1,000,000	1,164,464

		13,680,985

Technology - 1.8%

Activision Blizzard Inc 2.600% due 06/15/22	900,000	934,186
Apple Inc 2.450% due 08/04/26	80,000	86,991
Broadcom Inc
3.459% due 09/15/26 ~	500,000	537,424
4.150% due 11/15/30 ~	900,000	981,280
4.700% due 04/15/25 ~	240,000	270,499
Dell International LLC 5.450% due 06/15/23 ~	500,000	547,120
Hewlett Packard Enterprise Co 1.024% (USD LIBOR + 0.720%) due 10/05/21 §	600,000	598,973
Intel Corp
3.700% due 07/29/25	50,000	56,927
4.600% due 03/25/40	10,000	13,241
4.750% due 03/25/50	190,000	268,896
4.950% due 03/25/60	30,000	44,318
Micron Technology Inc 2.497% due 04/24/23	50,000	51,966
Microsoft Corp
2.525% due 06/01/50	150,000	156,018
2.675% due 06/01/60	5,000	5,250
3.300% due 02/06/27	200,000	228,848
3.450% due 08/08/36	20,000	24,145
3.950% due 08/08/56	25,000	32,217
NetApp Inc 2.700% due 06/22/30	1,000,000	1,003,588
NVIDIA Corp
2.850% due 04/01/30	30,000	33,434
3.500% due 04/01/40	70,000	81,958
3.500% due 04/01/50	190,000	221,453
3.700% due 04/01/60	40,000	47,786
NXP BV (Netherlands)
4.625% due 06/01/23 ~	700,000	768,410
4.875% due 03/01/24 ~	800,000	893,913
Texas Instruments Inc 1.750% due 05/04/30	20,000	20,345

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
VMware Inc 2.950% due 08/21/22	$500,000	$517,430

		8,426,616

Utilities - 2.0%

Consolidated Edison Co of New York Inc
3.350% due 04/01/30	20,000	22,807
3.950% due 04/01/50	10,000	11,955
Duke Energy Carolinas LLC 5.300% due 02/15/40	60,000	83,309
Duke Energy Corp 3.150% due 08/15/27	200,000	221,780
Duke Energy Ohio Inc 3.650% due 02/01/29	20,000	23,158
Emera US Finance LP (Canada) 2.700% due 06/15/21	800,000	814,765
Enel Finance International NV (Italy) 2.650% due 09/10/24 ~	900,000	941,229
FirstEnergy Corp 7.375% due 11/15/31	490,000	716,360
LG&E and KU Energy LLC 4.375% due 10/01/21	500,000	517,117
National Fuel Gas Co 4.900% due 12/01/21	2,000,000	2,069,126
NextEra Energy Capital Holdings Inc
1.080% (USD LIBOR + 0.720%) due 02/25/22 §	900,000	905,135
3.200% due 02/25/22	900,000	938,958
Niagara Mohawk Power Corp 4.278% due 12/15/28 ~	1,100,000	1,286,053
Pacific Gas and Electric Co
1.750% due 06/16/22	480,000	481,949
2.100% due 08/01/27	20,000	19,801
2.500% due 02/01/31	30,000	29,403
3.300% due 08/01/40	10,000	9,755
3.500% due 08/01/50	20,000	19,358
Virginia Electric and Power Co 6.350% due 11/30/37	160,000	233,033

		9,345,051

Total Corporate Bonds & Notes (Cost $172,254,274)		178,902,566

SENIOR LOAN NOTES - 1.5%

Communications - 0.2%

Altice France SA Term B-12 (France) 4.438% (USD LIBOR + 3.688%) due 01/31/26 §	242,831	232,586
Charter Communications Operating LLC
Term B-1
1.930% (USD LIBOR + 1.750%) due 04/30/25 §	19,840	19,198
Term B-2
1.930% (USD LIBOR + 1.750%) due 02/01/27 §	158,533	152,809
CSC Holdings LLC Term B-5 2.685% (USD LIBOR + 2.500%) due 04/15/27 §	29,925	28,534
Diamond Sports Group LLC Term B 3.430% (USD LIBOR + 3.250%) due 08/24/26 §	9,825	8,044
iHeartCommunications Inc Term B 3.178% (USD LIBOR + 3.000%) due 05/01/26 §	59,526	55,111

	Principal Amount	Value
Level 3 Financing Inc Term B 1.928% (USD LIBOR + 1.750%) due 03/01/27 §	$53,972	$51,139
Nexstar Broadcasting Inc Term B 2.923% (USD LIBOR + 2.750%) due 09/19/26 §	182,519	174,077
T-Mobile USA Inc Term B 3.178% (USD LIBOR + 3.000%) due 04/01/27 § ¥	90,000	90,000
Univision Communications Inc Term B due 03/24/26 ¥	10,000	9,358
Term C-5
3.750% (USD LIBOR + 2.750%) due 03/15/24 §	130,535	121,289
Virgin Media Bristol LLC Term N 2.685% (USD LIBOR + 2.500%) due 01/31/28 §	160,000	153,520
Ziggo Financing Partnership Term I (Netherlands) 2.685% (USD LIBOR + 2.500%) due 04/30/28 §	99,750	94,513

		1,190,178

Consumer, Cyclical - 0.4%

Alterra Mountain Co Term B 2.928% (USD LIBOR + 2.750%) due 07/31/24 §	78,788	74,504
American Airlines Inc Term B 2.185% (USD LIBOR + 2.000%) due 12/14/23 §	39,592	32,296
Caesars Resort Collection LLC Term B
due 06/19/25 ¥	70,000	66,013
2.928% (USD LIBOR + 2.750%) due 12/22/24 §	119,397	106,993
CEOC LLC Term B 2.174% (USD LIBOR + 2.000%) due 10/06/24 §	74,389	74,212
CityCenter Holdings LLC Term B 3.000% (USD LIBOR + 2.250%) due 04/18/24 §	81,438	74,244
Clarios Global LP Term B 3.678% (USD LIBOR + 3.500%) due 04/30/26 §	89,325	85,380
Delta Air Lines Inc Term B 5.510% (USD LIBOR + 4.750%) due 04/29/23 §	100,000	98,400
Four Seasons Hotels Ltd Term B (Canada) 2.178% (USD LIBOR + 2.000%) due 11/30/23 §	59,410	56,588
Golden Nugget LLC Term B 3.454% (USD LIBOR + 2.500%) due 10/04/23 §	77,181	63,945
Hilton Worldwide Finance LLC Term B-2 1.935% (USD LIBOR + 1.750%) due 06/21/26 §	140,000	131,250
Michaels Stores Inc Term B 3.534% (USD LIBOR + 2.500%) due 01/28/23 §	105,897	97,337
Party City Holdings Inc 4.072% (USD LIBOR + 2.500%) due 08/19/22 §	39,003	18,900
PCI Gaming Authority Term B 2.678% (USD LIBOR + 2.500%) due 05/31/26 §	35,131	33,791
Restaurant Brands International Inc Term B 1.928% (USD LIBOR + 1.750%) due 11/19/26 §	199,000	189,199

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Scientific Games International Inc Term B-5 3.476% (USD LIBOR + 2.750%) due 08/14/24 §	$143,809	$127,487
Stars Group Holdings BV Term B (Canada) 3.808% (USD LIBOR + 3.500%) due 07/10/25 §	5,109	5,091
TKC Holdings Inc 4.750% (USD LIBOR + 3.750%) due 02/01/23 §	69,097	65,003
UFC Holdings LLC Term B 4.250% (USD LIBOR + 3.250%) due 04/29/26 §	118,563	113,327
Wynn Resorts Finance LLC Term A 1.930% (USD LIBOR + 1.750%) due 09/20/24 §	182,875	172,817

		1,686,777

Consumer, Non-Cyclical - 0.5%

Allied Universal Holdco LLC 4.428% (USD LIBOR + 4.250%) due 07/12/26 §	138,350	134,314
Bausch Health Americas Inc Term B 3.190% (USD LIBOR + 3.000%) due 06/01/25 §	41,418	40,273
Change Healthcare Holdings LLC Term B 3.500% (USD LIBOR + 2.500%) due 03/01/24 §	201,601	194,125
Elanco Animal Health Inc Term B due 02/04/27 ¥	150,000	143,625
Eyecare Partners LLC 4.822% (USD LIBOR + 3.750%) due 02/20/27 §	40,439	36,732
Froneri US Inc Term B (United Kingdom) 2.428% (USD LIBOR + 2.250%) due 01/31/27 §	60,000	56,650
Garda World Security Corp Term B (Canada) 4.930% (USD LIBOR + 4.750%) due 10/30/26 §	34,353	33,838
Global Medical Response Inc Term B 4.250% (USD LIBOR + 3.250%) due 04/28/22 §	303,141	292,531
Grifols Worldwide Operations USA Inc Term B (Spain) 2.109% (USD LIBOR + 2.000%) due 11/15/27 §	149,250	144,130
Jaguar Holding Co II 3.500% (USD LIBOR + 2.500%) due 08/18/22 §	89,218	87,919
LifePoint Health Inc Term B 3.928% (USD LIBOR + 3.750%) due 11/16/25 §	177,066	165,889
MPH Acquisition Holdings LLC Term B 3.750% (USD LIBOR + 2.750%) due 06/07/23 §	186,441	177,314
Option Care Health Inc 4.678% (USD LIBOR + 4.500%) due 08/06/26 §	79,600	77,544
Phoenix Guarantor Inc Term B 3.435% (USD LIBOR + 3.250%) due 03/05/26 §	100,803	97,337
Prime Security Services Borrower LLC Term B 4.250% (USD LIBOR + 3.250%) due 09/23/26 §	158,429	152,686
Reynolds Consumer Products LLC Term B 1.928% (USD LIBOR + 1.750%) due 02/04/27 §	66,039	63,686

	Principal Amount	Value
Sotera Health Holdings LLC 5.500% (USD LIBOR + 4.500%) due 12/13/26 §	$199,500	$195,572
Trans Union LLC Term B-5 1.928% (USD LIBOR + 1.750%) due 11/13/26 §	48,308	46,506
US Foods Inc Term B
1.928% (USD LIBOR + 1.750%) due 06/27/23 §	39,896	37,203
3.072% (USD LIBOR + 2.000%) due 09/13/26 §	39,900	37,655
VVC Holding Corp Term B 4.818% (USD LIBOR + 4.500%) due 02/11/26 §	177,849	172,366

		2,387,895

Diversified - 0.0%

First Eagle Holdings Inc Term B 2.808% (USD LIBOR + 2.500%) due 02/02/27 §	39,427	38,063

Financial - 0.2%

Asurion LLC
Term B-4
3.178% (USD LIBOR + 3.000%) due 08/04/22 §	125,426	122,407
Term B-7
3.178% (USD LIBOR + 3.000%) due 11/03/24 §	68,994	66,817
Citadel Securities LP Term B 2.928% (USD LIBOR + 2.750%) due 02/27/26 §	39,825	38,862
Deerfield Dakota Holding LLC Term B 4.750% (USD LIBOR + 3.750%) due 04/09/27 §	130,000	126,547
Focus Financial Partners LLC Term B-3 2.178% (USD LIBOR + 2.000%) due 07/03/24 §	79,318	76,145
Jane Street Group LLC Term B 3.178% (USD LIBOR + 3.000%) due 01/07/25 §	49,300	48,109
RPI 2019 Intermediate Finance Trust Term B-1 1.928% (USD LIBOR + 1.750%) due 02/11/27 §	149,250	146,234
The Edelman Financial Center LLC Term B 3.180% (USD LIBOR + 3.000%) due 07/19/25 §	59,100	56,677
VFH Parent LLC 3.188% (USD LIBOR + 3.000%) due 03/01/26 §	35,778	34,943
VICI Properties 1 LLC Term B 1.940% (USD LIBOR + 1.750%) due 12/22/24 §	60,000	56,100

		772,841

Industrial - 0.1%

APi Group DE Inc Term B 2.678% (USD LIBOR + 2.500%) due 10/01/26 §	79,600	77,262
Atlantic Aviation FBO Inc Term B 3.930% (USD LIBOR + 3.750%) due 12/06/25 §	19,700	18,518
Berry Global Inc Term W 2.177% (USD LIBOR + 2.000%) due 10/01/22 §	70,000	68,381

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Genesee & Wyoming Inc 2.308% (USD LIBOR + 2.000%) due 12/30/26 §	$139,650	$135,007
GFL Environmental Inc Term B (Canada) 4.000% (USD LIBOR + 3.000%) due 05/31/25 §	15,906	15,501
Reynolds Group Holdings Inc Term B 2.928% (USD LIBOR + 2.750%) due 02/05/23 §	17,680	16,915

		331,584

Technology - 0.1%

Dcert Buyer Inc 4.178% (USD LIBOR + 4.000%) due 10/16/26 §	169,575	164,664
Dell International LLC Term B-1 2.750% (USD LIBOR + 2.000%) due 09/19/25 §	155,669	151,972
McAfee LLC Term B 3.934% (USD LIBOR + 3.750%) due 09/29/24 §	178,188	173,555

		490,191

Total Senior Loan Notes (Cost $7,221,883)		6,897,529

MORTGAGE-BACKED SECURITIES - 36.7%

Collateralized Mortgage Obligations - Commercial - 3.3%

AREIT Trust 2.805% (USD LIBOR + 2.620%) due 04/14/37 § ~	600,000	611,437
Ashford Hospitality Trust 1.185% (USD LIBOR + 1.000%) due 06/15/35 § ~	600,000	559,194
BAMLL Re-REMIC Trust 6.015% due 08/10/45 § ~	1,624,540	705,702
BX Commercial Mortgage Trust 2.235% (USD LIBOR + 2.050%) due 11/15/35 § ~	98,000	94,911
Citigroup Commercial Mortgage Trust 3.778% due 09/10/58	700,000	777,458
Commercial Mortgage Trust 4.454% due 02/10/48 §	90,000	82,961
Credit Suisse Commercial Mortgage Trust 5.373% due 12/15/39	77,556	35,711
CSMC Trust
4.373% due 09/15/37 ~	830,000	629,470
4.764% due 12/15/21	430,000	395,650
DBGS Mortgage Trust
3.843% due 04/10/37 ~	900,000	1,011,140
5.513% due 08/10/44 § ~	260,000	257,640
Fannie Mae
2.444% due 10/25/29	800,000	867,429
3.273% due 02/25/29	140,000	162,035
3.450% due 01/01/29	150,000	173,846
3.610% due 02/25/31	70,000	83,988
3.673% due 09/25/28 §	310,000	364,938
3.700% due 01/25/36	100,000	118,787
FREMF Mortgage Trust 2.333% (USD LIBOR + 2.150%) due 01/25/26 § ~	299,389	284,680

	Principal Amount	Value
Government National Mortgage Association 2.694% due 11/16/47 §	$93,751	$99,237
Government National Mortgage Association (IO)
0.424% due 01/16/53 §	9,302,383	207,545
0.547% due 04/16/47 §	3,502,025	103,170
GRACE Mortgage Trust 3.520% due 06/10/28 ~	600,000	601,666
GS Mortgage Securities Trust
1.485% (USD LIBOR + 1.300%) due 09/15/31 § ~	1,120,000	1,073,857
3.203% due 02/10/29 ~	400,000	398,986
5.622% due 11/10/39	93,803	64,911
JP Morgan Chase Commercial Mortgage Securities Trust
3.195% (USD LIBOR + 3.000%) due 01/16/37 § ~	380,000	318,635
4.195% (USD LIBOR + 4.000%) due 01/16/37 § ~	300,000	244,481
4.435% (USD LIBOR + 4.250%) due 12/15/36 § ~	280,000	228,672
6.074% due 02/12/49 §	368,330	147,509
6.935% (USD LIBOR + 6.750%) due 12/15/36 § ~	280,000	215,601
MF1 Ltd (Cayman) 2.235% (USD LIBOR + 2.050%) due 07/15/35 § ~	1,200,000	1,206,450
ML-CFC Commercial Mortgage Trust 5.450% due 08/12/48 §	38,995	23,137
Morgan Stanley Bank of America Merrill Lynch Trust 3.040% due 04/15/48	970,092	1,005,607
Morgan Stanley Capital I Trust
2.508% due 04/05/42 § ~	400,000	407,459
3.516% due 07/13/29 § ~	600,000	612,201
3.560% due 07/13/29 § ~	700,000	714,466
Waterfall Commercial Mortgage Trust 4.104% due 09/14/22 § ~	163,407	161,225
Wells Fargo Commercial Mortgage Trust (IO) 1.403% due 03/15/50 §	4,646,336	305,796

		15,357,588

Collateralized Mortgage Obligations - Residential - 6.6%

Alternative Loan Trust
0.355% (USD LIBOR + 0.170%) due 07/25/46 §	138,417	149,631
0.395% (USD LIBOR + 0.210%) due 05/25/35 §	239,444	216,056
2.939% due 06/25/37 §	92,260	78,039
American Home Mortgage Investment Trust 6.700% due 06/25/36	1,360,683	410,935
Banc of America Funding Trust 4.012% due 05/25/35 §	14,426	14,271
BCAP LLC Trust
0.683% due 03/28/37 § ~	1,374,860	1,425,943
4.869% due 03/26/37 ~	33,143	33,244
Bear Stearns Adjustable Rate Mortgage Trust
3.833% due 08/25/33 §	18,759	18,178
4.178% due 10/25/36 §	5,041	4,857
4.220% due 01/25/35 §	286,007	270,980
Bear Stearns ALT-A Trust
3.717% due 11/25/36 §	45,471	29,979
3.769% due 05/25/35 §	14,691	14,306
Chase Mortgage Finance Trust
3.988% due 02/25/37 §	177,127	174,164
4.058% due 09/25/36 §	56,189	49,033

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
ChaseFlex Trust 0.335% (USD LIBOR + 0.150%) due 08/25/37 §	$330,143	$280,328
Chevy Chase Funding LLC
0.435% (USD LIBOR + 0.250%) due 08/25/35 § ~	14,219	13,765
0.956% due 05/25/35 § ~	709,490	520,355
Citigroup Mortgage Loan Trust Inc 2.320% (US Treasury + 2.150%) due 09/25/35 §	6,504	6,398
Countrywide Home Loan Mortgage Pass-Through Trust 0.825% (USD LIBOR + 0.640%) due 03/25/35 §	7,913	7,384
Credit Suisse First Boston Mortgage Securities Corp 6.000% due 11/25/35	44,008	37,509
Downey Saving & Loan Association Mortgage Loan Trust 0.352% (USD LIBOR + 0.180%) due 04/19/47 §	86,598	75,177
Eurosail-UK PLC (United Kingdom)
1.143% (GBP LIBOR + 0.950%) due 06/13/45 § ~	GBP 319,190	391,065
1.143% (GBP LIBOR + 0.950%) due 06/13/45 § ~	319,190	391,065
Fannie Mae
0.623% (USD LIBOR + 0.450%) due 09/25/46 §	$442,625	442,258
1.625% (US PRIME - 1.625%) due 11/25/23 §	44,626	44,765
5.500% due 04/25/35	354,828	425,766
Fannie Mae (IO)
4.000% due 03/25/43	312,296	37,762
4.000% due 04/25/43	1,151,875	134,268
5.816% (6.000% - USD LIBOR) due 11/25/45 §	1,476,103	317,581
5.916% (6.100% - USD LIBOR) due 09/25/46 §	910,514	181,938
Freddie Mac (IO)
3.500% due 04/15/43	345,943	34,975
4.000% due 04/15/43	254,048	13,960
5.915% (6.100% - USD LIBOR) due 08/15/44 §	236,209	52,241
Freddie Mac REMICS
3.000% due 08/15/48	235,407	243,948
8.000% due 04/15/30	61,218	73,423
Freddie Mac Structured Agency Credit Risk Debt Notes
3.335% (USD LIBOR + 3.150%) due 07/25/30 §	1,120,000	1,040,225
4.185% (USD LIBOR + 4.000%) due 08/25/24 §	294,246	300,996
GMACM Mortgage Loan Trust 6.000% due 12/25/35	585,922	551,856
Government National Mortgage Association
0.603% (USD LIBOR + 0.300%) due 05/20/68 §	388,166	385,986
0.803% (USD LIBOR + 0.500%) due 06/20/69 §	196,135	196,042
0.903% (USD LIBOR + 0.600%) due 07/20/65 §	612,014	613,170
1.103% (USD LIBOR + 0.800%) due 06/20/66 §	697,142	703,883

	Principal Amount	Value
1.103% (USD LIBOR + 0.800%) due 07/20/66 §	$1,127,738	$1,138,120
1.904% (USD LIBOR + 0.750%) due 04/20/67 §	682,731	696,780
4.607% due 09/20/66 §	825,636	889,448
Government National Mortgage Association (IO)
4.000% due 11/20/44	792,645	109,258
4.500% due 11/16/45	285,654	51,354
5.905% (6.100% - USD LIBOR) due 10/16/46 §	221,391	62,142
5.960% (6.150% - USD LIBOR) due 02/20/46 §	1,322,450	295,815
Great Hall Mortgages PLC (United Kingdom) 0.438% (USD LIBOR + 0.130%) due 06/18/39 § ~	243,811	238,879
GSR Mortgage Loan Trust
6.000% due 11/25/35	583,488	417,063
6.000% due 07/25/37	291,733	260,995
HarborView Mortgage Loan Trust
0.345% (USD LIBOR + 0.160%) due 05/25/38 §	285,628	237,945
0.512% (USD LIBOR + 0.170%) due 12/19/36 §	168,254	147,477
0.634% (USD LIBOR + 0.440%) due 05/19/35 §	242,698	220,245
3.863% due 08/19/36 §	117,805	107,476
4.138% due 02/25/36 §	47,170	25,741
Hawksmoor Mortgages (United Kingdom) 1.287% (SONIA + 1.050%) due 05/25/53 § ~	GBP 3,052,854	3,788,014
JP Morgan Mortgage Trust
3.192% due 07/25/35 §	$21,662	21,775
3.500% due 10/25/48 § ~	344,385	353,736
3.500% due 10/25/48 § ~	1,110,437	1,136,408
5.750% due 01/25/36	13,973	10,169
Ludgate Funding PLC (United Kingdom) 0.311% (GBP LIBOR + 0.160%) due 01/01/61 § ~	GBP 448,441	522,051
Merrill Lynch Mortgage Investors Trust 3.544% due 11/25/35 §	$282,777	272,457
Morgan Stanley Resecuritization Trust 2.401% (US FED + 0.710%) due 12/27/46 § ~	1,660,865	1,292,382
New Residential Mortgage Loan Trust 2.492% due 09/25/59 § ~	333,421	336,562
Nomura Resecuritization Trust 6.870% due 06/26/35 § ~	1,844,854	1,894,209
RBSSP Resecuritization Trust 3.532% due 12/25/35 § ~	49,263	49,160
Reperforming Loan REMIC Trust
0.525% (USD LIBOR + 0.340%) due 06/25/35 § ~	28,437	26,693
0.525% (USD LIBOR + 0.340%) due 01/25/36 § ~	161,175	153,508
Ripon Mortgages PLC (United Kingdom) 1.056% (GBP LIBOR + 0.800%) due 08/20/56 § ~	GBP 685,679	847,397
Silverstone Master Issuer PLC (United Kingdom) 1.679% (USD LIBOR + 0.570%) due 01/21/70 § ~	$724,500	725,417
Towd Point Mortgage Funding (United Kingdom) 1.392% (SONIA + 0.900%) due 07/20/45 § ~	GBP 1,413,315	1,743,321
Towd Point Mortgage Funding PLC (United Kingdom) 1.677% (GBP LIBOR + 1.025%) due 10/20/51 § ~	1,190,250	1,477,714

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
WaMu Mortgage Pass-Through Certificates Trust 3.649% due 02/25/37 §	$130,955	$116,566

		30,073,982

Fannie Mae - 19.3%

2.000% due 07/01/35 - 07/01/50	2,100,000	2,162,981
2.000% due 09/01/50	9,000,000	9,164,996
2.310% due 08/01/22	491,774	505,361
2.500% due 07/01/50 - 08/01/50	3,000,000	3,122,828
2.500% due 09/01/50	24,900,000	25,846,708
2.704% (US FED + 1.200%) due 10/01/44 §	8,973	9,017
2.765% due 08/01/31	100,000	112,457
2.770% due 08/01/31	100,000	112,504
2.790% due 08/01/29	100,000	112,410
2.810% due 04/01/25	30,000	32,500
2.850% due 08/01/31	100,000	113,310
3.000% due 09/01/21 - 07/01/50	3,233,721	3,430,552
3.000% due 09/01/50	21,400,000	22,462,309
3.160% due 05/01/29	39,456	45,208
3.160% due 06/01/29	4,200,000	4,828,516
3.260% due 05/01/29	30,000	34,724
3.500% due 09/01/42 - 02/01/50	1,290,561	1,391,550
3.500% due 08/01/50	5,100,000	5,364,220
3.555% (USD LIBOR + 1.512%) due 11/01/32 §	28,419	28,557
3.737% (USD LIBOR + 1.737%) due 12/01/35 §	4,693	4,730
4.000% due 06/01/25 - 06/01/57	4,110,126	4,383,604
4.119% (US Treasury + 2.043%) due 09/01/35 §	23,165	23,451
4.122% (US FED + 1.927%) due 12/01/36 §	1,810	1,871
4.200% (US Treasury + 2.360%) due 11/01/34 §	23,632	24,877
4.500% due 06/01/24 - 09/01/57	2,350,659	2,568,491
5.000% due 02/01/35 - 08/01/49	998,270	1,091,103
5.500% due 07/01/21 - 08/01/39	1,079,955	1,215,653
6.000% due 02/01/33 - 06/01/40	173,042	201,147

		88,395,635

Freddie Mac - 1.7%

3.000% due 10/01/46 - 09/01/49	1,243,680	1,339,931
3.500% due 10/01/42 - 03/01/50	960,762	1,033,115
3.751% (USD LIBOR + 1.345%) due 09/01/35 §	4,379	4,542
4.000% due 10/01/46 - 10/01/48	2,853,859	3,053,125
4.152% (USD LIBOR + 1.870%) due 09/01/35 §	12,932	13,002
4.500% due 11/01/44 - 04/01/50	848,082	922,941
4.579% (USD LIBOR + 1.726%) due 06/01/35 §	38,853	40,938
4.689% (US Treasury + 2.250%) due 11/01/31 §	1,541	1,550
4.763% (USD LIBOR + 1.345%) due 04/01/32 §	9,810	9,882
5.000% due 08/01/48 - 03/01/50	967,589	1,057,648
5.500% due 03/01/23 - 05/01/40	458,801	526,617
6.000% due 03/01/23	5,660	6,293

		8,009,584

	Principal Amount	Value
Government National Mortgage Association - 5.8%

2.500% due 07/20/50	$300,000	$315,691
3.000% due 09/15/42 - 12/20/50	997,541	1,057,378
3.500% due 03/20/45 - 08/20/50	4,346,417	4,597,304
4.000% due 06/20/47 - 04/20/50	776,748	834,810
4.500% due 06/20/48 - 02/20/50	2,357,427	2,528,224
4.500% due 07/20/50	13,900,000	14,840,422
5.000% due 10/15/38 - 02/20/49	2,220,223	2,422,088

		26,595,917

Total Mortgage-Backed Securities (Cost $169,673,378)		168,432,706

ASSET-BACKED SECURITIES - 5.4%

ACE Securities Corp Home Equity Loan Trust 1.143% (USD LIBOR + 0.975%) due 07/25/35 §	478,687	476,760
Applebee’s Funding LLC 4.194% due 06/07/49 ~	270,000	239,647
Argent Securities Inc
0.988% (USD LIBOR + 0.820%) due 02/25/34 §	564,274	533,340
1.310% (USD LIBOR + 1.125%) due 11/25/34 §	469,638	451,611
Asset-Backed Funding Certificates Trust 0.868% (USD LIBOR + 0.700%) due 06/25/34 §	49,738	47,983
Basic Asset Backed Securities Trust 0.788% (USD LIBOR + 0.310%) due 04/25/36 §	319,786	316,857
Bear Stearns Asset Backed Securities I Trust
0.385% (USD LIBOR + 0.200%) due 12/25/36 §	131,453	131,433
0.408% (USD LIBOR + 0.240%) due 12/25/36 §	1,226,917	960,875
1.173% (USD LIBOR + 1.005%) due 06/25/35 §	256,164	248,532
Chesapeake Funding II LLC (Canada)
0.555% (USD LIBOR + 0.370%) due 08/15/30 § ~	340,623	334,671
3.230% due 08/15/30 ~	340,623	347,135
Citigroup Mortgage Loan Trust
0.338% (USD LIBOR + 0.170%) due 05/25/37 §	50,099	50,000
0.618% (USD LIBOR + 0.450%) due 11/25/45 § ~	294,345	291,888
CLNC Ltd (Cayman) 1.444% (USD LIBOR + 1.250%) due 08/20/35 § ~	900,000	878,625
Community Funding CLO (Cayman) 5.750% due 11/01/27 ~	649,859	656,423
Countrywide Asset-Backed Certificates
0.325% (USD LIBOR + 0.140%) due 07/25/37 §	325,002	285,008
0.355% (USD LIBOR + 0.170%) due 09/25/36 §	887,074	876,312
0.585% (USD LIBOR + 0.400%) due 06/25/36 §	500,000	482,367
Credit Acceptance Auto Loan Trust 3.470% due 05/17/27 ~	535,720	542,418
Dividend Solar Loans LLC 3.670% due 08/22/39 ~	277,840	280,928
Evergreen Credit Card Trust (Canada) 1.900% due 09/15/24 ~	1,100,000	1,129,268

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
First Franklin Mortgage Loan Trust 0.828% (USD LIBOR + 0.660%) due 05/25/36 §	$104,126	$104,187
Flagship Credit Auto Trust 1.490% due 07/15/24 ~	955,622	961,535
Freddie Mac Structured Pass-Through Certificates 3.089% due 11/25/27	200,000	217,462
Gallatin CLO (Cayman) 2.159% (USD LIBOR + 1.050%) due 01/21/28 § ~	498,449	491,103
GSAA Home Equity Trust
0.268% (USD LIBOR + 0.100%) due 03/25/37 §	437,075	174,280
6.000% due 08/25/47	294,415	280,704
Home Equity Asset Trust 1.085% (USD LIBOR + 0.900%) due 11/25/34 §	276,371	276,301
LoanCore Issuer Ltd (Cayman) 1.315% (USD LIBOR + 1.130%) due 05/15/28 § ~	500,000	495,000
Long Beach Mortgage Loan Trust 0.485% (USD LIBOR + 0.300%) due 02/25/36 §	1,004,607	870,487
Mastr Asset Backed Securities Trust 0.388% (USD LIBOR + 0.220%) due 10/25/36 §	649,564	277,964
Merrill Lynch Mortgage Investors Trust 0.328% (USD LIBOR + 0.160%) due 04/25/37 §	386,597	220,589
Monarch Grove CLO (Cayman) 1.871% (USD LIBOR + 0.880%) due 01/25/28 § ~	447,514	442,480
Morgan Stanley ABS Capital I Inc Trust A3 0.348% (USD LIBOR + 0.180%) due 05/25/37 §	825,307	714,082
Morgan Stanley Home Equity Loan Trust
0.285% (USD LIBOR + 0.100%) due 12/25/36 §	966,443	530,851
0.325% (USD LIBOR + 0.140%) due 12/25/36 §	762,856	421,713
Mountain View CLO Ltd (Cayman) 2.019% (USD LIBOR + 0.800%) due 10/15/26 § ~	297,096	293,271
Navient Student Loan Trust
1.335% (USD LIBOR + 1.150%) due 07/26/66 § ~	150,000	146,252
3.430% due 12/15/59 ~	278,906	280,480
Option One Mortgage Loan Trust 0.298% (USD LIBOR + 0.130%) due 07/25/37 §	920,334	685,122
Palmer Square Loan Funding Ltd (Cayman) 2.005% (USD LIBOR + 1.70%) due 07/20/28 § ~	900,000	899,761
SBA Small Business Investment Cos 3.548% due 09/10/28	248,695	267,825
Securitized Asset-Backed Receivables LLC Trust
0.315% (USD LIBOR + 0.130%) due 05/25/37 §	73,397	58,749
0.448% (USD LIBOR + 0.140%) due 05/25/36 §	171,849	105,963
SMB Private Education Loan Trust 1.685% (USD LIBOR + 1.500%) due 04/15/32 § ~	550,000	550,931
Sofi Professional Loan Program Trust 2.640% due 08/25/47 ~	60,268	60,423

	Principal Amount	Value
Soundview Home Loan Trust 0.488% (USD LIBOR + 0.160%) due 11/25/36 §	$711,286	$703,191
Structured Asset Investment Loan Trust 0.903% (USD LIBOR + 0.735%) due 08/25/35 §	78,442	78,583
Structured Asset Securities Corp Mortgage Loan Trust 0.635% (USD LIBOR + 0.450%) due 05/25/37 § ~	1,000,000	940,321
STWD Ltd (Cayman) 1.265% (USD LIBOR + 1.080%) due 07/15/38 § ~	900,000	879,413
TRTX Issuer Ltd (Cayman) 1.344% (USD LIBOR + 1.150%) due 10/15/34 § ~	900,000	878,670
United States Small Business Administration
2.690% due 07/01/44	59,081	63,503
2.980% due 04/01/39	57,215	60,979
Venture XII CLO Ltd (Cayman) 1.171% (USD LIBOR + 0.800%) due 02/28/26 § ~	426,609	420,930
Venture XVI CLO Ltd (Cayman) 2.069% (USD LIBOR + 0.850%) due 01/15/28 § ~	672,668	659,124
Westlake Automobile Receivables Trust 2.980% due 01/18/22 ~	35,460	35,497
Zais CLO 1 Ltd (Cayman) 2.369% (USD LIBOR + 1.150%) due 04/15/28 § ~	493,972	489,223

Total Asset-Backed Securities (Cost $23,299,002)		24,599,030

U.S. TREASURY OBLIGATIONS - 20.8%

U.S. Treasury Bonds - 7.3%

1.250% due 05/15/50	1,000,000	960,313
2.000% due 02/15/50	510,000	583,930
2.875% due 05/15/43	4,700,000	6,142,221
2.875% due 08/15/45	1,300,000	1,713,512
3.000% due 05/15/42	1,800,000	2,397,445
3.000% due 08/15/48	300,000	412,465
3.125% due 02/15/43	1,300,000	1,763,074
3.125% due 08/15/44	1,800,000	2,454,961
3.375% due 05/15/44	900,000	1,273,166
3.625% due 08/15/43	9,140,000	13,353,504
3.625% due 02/15/44	69,000	101,024
4.250% due 05/15/39	200,000	309,082
4.375% due 05/15/40	1,000,000	1,580,703
4.625% due 02/15/40	400,000	648,852

		33,694,252

U.S. Treasury Inflation Protected Securities - 1.3%

0.125% due 07/15/26 ^	855,696	909,923
0.250% due 02/15/50 ^	757,910	852,116
0.750% due 02/15/42 ^	828,302	993,329
1.000% due 02/15/46 ^	248,874	322,319
1.000% due 02/15/48 ^	415,884	550,908
1.000% due 02/15/49 ^	1,273,613	1,703,150
1.375% due 02/15/44 ^ ‡	363,033	496,164

		5,827,909

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
U.S. Treasury Notes - 12.2%

0.250% due 06/30/25	$1,520,000	$1,517,180
0.500% due 06/30/27	1,720,000	1,721,277
0.625% due 05/15/30	630,000	628,179
1.750% due 06/30/24	1,900,000	2,015,818
1.750% due 12/31/24	69,000	73,628
1.875% due 07/31/22 ‡	1,700,000	1,760,695
1.875% due 08/31/22	4,000,000	4,148,203
2.000% due 10/31/22	1,000,000	1,042,715
2.125% due 09/30/24	2,100,000	2,267,385
2.250% due 01/31/24	2,000,000	2,146,602
2.250% due 02/15/27	600,000	670,371
2.250% due 08/15/27 ‡	300,000	337,025
2.625% due 02/15/29	2,000,000	2,343,867
2.750% due 05/31/23	2,000,000	2,149,687
2.750% due 02/15/24	400,000	436,836
2.875% due 10/31/23 ‡	30,000,000	32,677,734

		55,937,202

Total U.S. Treasury Obligations (Cost $93,057,371)		95,459,363

FOREIGN GOVERNMENT BONDS & NOTES - 4.1%

Abu Dhabi Government International Bond (United Arab Emirates) 3.125% due 09/30/49 ~	230,000	240,063
Argentina Treasury Bond (Argentina) 1.000% due 08/05/21 ^	ARS 8,939,062	67,860
Argentine Bonos del Tesoro (Argentina) 18.200% due 10/03/21 Ω	4,750,000	26,818
Argentine Republic Government International (Argentina)
3.750% due 12/31/38 y	$250,000	99,199
5.625% due 01/26/22 y	430,000	179,746
Brazil Notas do Tesouro Nacional ‘F’ (Brazil)
10.000% due 01/01/21	BRL 3,538,000	675,967
10.000% due 01/01/23	940,000	196,559
Brazilian Government International (Brazil)
4.625% due 01/13/28	$270,000	283,415
5.625% due 01/07/41	120,000	125,100
5.625% due 02/21/47	200,000	207,859
China Government (China)
3.310% due 11/30/25 ~	CNH 3,000,000	441,404
3.380% due 11/21/24 ~	500,000	73,360
3.390% due 05/21/25 ~	1,000,000	147,211
Colombia Government (Colombia) 5.625% due 02/26/44	$200,000	239,359
Egypt Government International Bond (Egypt) 5.577% due 02/21/23 ~	200,000	205,000
Indonesia Government (Indonesia)
3.500% due 01/11/28	200,000	213,210
4.875% due 05/05/21 ~	300,000	309,750
Indonesia Treasury (Indonesia)
7.000% due 05/15/27	IDR 7,665,000,000	538,187
7.500% due 06/15/35	1,622,000,000	112,444
Israel Government International Bond (Israel) 4.125% due 01/17/48	$600,000	745,675
Japan Bank for International Cooperation (Japan) 2.375% due 07/21/22	700,000	727,535
Japanese Government CPI Linked (Japan) 0.100% due 03/10/26 ^	JPY 290,265,486	2,675,631
Kuwait International Government (Kuwait) 3.500% due 03/20/27 ~	$270,000	301,911

	Principal Amount	Value
Mexican Bonos (Mexico)
7.750% due 11/13/42	MXN 34,520,000	$1,641,902
8.000% due 11/07/47	13,110,000	639,658
8.500% due 05/31/29	2,780,000	143,287
Peru Government Bond (Peru) 6.150% due 08/12/32 ~	PEN 3,000,000	969,603
Peruvian Government International (Peru)
5.625% due 11/18/50	$30,000	47,454
5.940% due 02/12/29 ~	PEN 1,300,000	424,133
6.550% due 03/14/37	$50,000	76,278
Province of Ontario (Canada) 3.150% due 06/02/22	CAD 900,000	697,745
Province of Quebec (Canada) 3.500% due 07/29/20	$600,000	601,353
Qatar Government International Bond (Qatar)
4.500% due 04/23/28 ~	1,000,000	1,181,120
4.817% due 03/14/49 ~	300,000	395,584
Republic of Poland Government International (Poland) 4.000% due 01/22/24	170,000	189,050
Russian Federal (Russia)
6.900% due 05/23/29	RUB 13,110,000	199,470
7.000% due 08/16/23	26,040,000	389,995
7.050% due 01/19/28	35,792,000	549,273
7.250% due 05/10/34	5,970,000	93,177
7.650% due 04/10/30	26,100,000	415,858
7.700% due 03/16/39	15,630,000	257,216
Tokyo Metropolitan Government (Japan) 2.500% due 06/08/22 ~	$1,000,000	1,035,614

Total Foreign Government Bonds & Notes (Cost $20,051,167)		18,781,033

MUNICIPAL BONDS - 0.5%

City of Chicago IL ‘B’ 5.630% due 01/01/22	185,000	186,952
New York State Urban Development Corp 1.346% due 03/15/26	700,000	703,752
The University of Arizona ‘A’ 6.423% due 08/01/35	1,300,000	1,305,707

Total Municipal Bonds (Cost $2,184,248)		2,196,411

	Shares
SHORT-TERM INVESTMENTS - 18.4%

Money Market Fund - 3.1%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.110%	14,079,711	14,079,711

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Repurchase Agreements - 10.9%

BNP Paribas 0.130% due 07/01/20 (Dated 06/30/20, Repurchase price of $25,600,092: collateralized by US Treasury Inflation Protected Securities: 0.250% due 01/15/25 and value $29,219,675)	$25,600,000	$25,600,000
Citigroup 0.120% due 07/02/20 (Dated 06/30/20,
Repurchase price of $24,400,163:
collateralized by US Treasury Notes: 2.000% due 08/15/25 and value $26,676,345)	24,400,000	24,400,000

		50,000,000

U.S. Treasury Bills - 4.4%

0.141% due 08/25/20	20,100,000	20,096,162

Total Short-Term Investments (Cost $84,175,379)		84,175,873

TOTAL INVESTMENTS - 126.4% (Cost $571,916,702)		579,444,511

TOTAL SECURITIES SOLD SHORT - (0.6%) (Proceeds $2,949,328)		(2,950,805)

DERIVATIVES - (0.9%)		(3,978,065)

OTHER ASSETS & LIABILITIES, NET - (24.9%)		(114,222,382)

NET ASSETS - 100.0%		$458,293,259

Notes to Schedule of Investments

(a)

Investments with a total aggregate value of $26,818 or less than 0.1% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(b)

As of June 30, 2020, investments with a total aggregate value of $1,598,272 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, option contracts and swap agreements.

(c)	Pursuant to the terms of the following senior loan agreement, the Fund had an unfunded loan commitment which could be extended at the option of the borrower.

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation (Depreciation)
Eyecare Partners LLC	$9,211	$8,592	($619)

(d)	The average amount of borrowings by the Fund on sale-buyback financing transactions during the three-month period ended June 30, 2020 was $10,611,712 at a weighted average interest rate of 0.122%.

(e)	Investments with total aggregate value of $627,431 or 0.1% of the Fund’s net assets were in default as of June 30, 2020.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

(f)	Securities sold short outstanding as of June 30, 2020 were as follows:

Description	Principal Amount	Value
Mortgage-Backed Securities - (0.6%)

Fannie Mae
2.500% due 05/13/50	$2,700,000	($ 2,950,805)

Total Securities Sold Short (Proceeds $2,949,328)		($2,950,805)

(g)	Open futures contracts outstanding as of June 30, 2020 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
AUD FX	09/20	51	$3,553,847	$3,519,000	($34,847)
CAD FX	09/20	35	2,609,079	2,576,700	(32,379)
EUR FX	09/20	7	991,957	984,681	(7,276)
Euro-Bobl	09/20	7	1,056,207	1,061,545	5,338
Euro-BTP	09/20	29	4,585,065	4,687,803	102,738
Eurodollar	12/20	52	12,805,656	12,962,300	156,644
Euro-OAT	09/20	6	1,117,930	1,130,123	12,193
GBP FX	09/20	3	239,032	232,444	(6,588)
JPY FX	09/20	2	232,272	231,775	(497)
MXN FX	09/20	19	423,743	409,260	(14,483)
RUB FX	09/20	7	252,118	243,600	(8,518)
U.S. Treasury 2-Year Notes	09/20	1	220,822	220,828	6
U.S. Treasury 5-Year Notes	09/20	772	96,913,695	97,072,971	159,276
U.S. Treasury 10-Year Notes	09/20	162	22,541,996	22,545,845	3,849
U.S. Treasury Long Bonds	09/20	222	39,596,851	39,640,875	44,024
U.S. Ultra Long Bonds	09/20	12	2,606,427	2,617,875	11,448

					390,928

Short Futures Outstanding
Australia 10-Year Bonds	09/20	7	716,990	718,750	(1,760)
Euro-Bund	09/20	55	10,829,818	10,907,559	(77,741)
Euro-Buxl	09/20	6	1,453,816	1,482,743	(28,927)
Eurodollar	03/21	30	7,473,824	7,485,000	(11,176)
Eurodollar	06/21	72	17,748,974	17,967,600	(218,626)
Eurodollar	12/21	83	20,577,576	20,708,500	(130,924)
Japan 10-Year Bonds	09/20	3	4,218,733	4,221,811	(3,078)
Long Gilt	09/20	28	4,770,746	4,775,377	(4,631)
U.S. Treasury 10-Year Notes	09/20	223	30,901,931	31,035,329	(133,398)

					(610,261)

Total Futures Contracts					($219,333)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

(h)	Forward foreign currency contracts outstanding as of June 30, 2020 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
BRL	1,483,209	USD	282,404	07/20	CIT	$—	($9,886)
BRL	770,000	USD	145,297	07/20	GSC	—	(3,821)
BRL	980,000	USD	185,364	07/20	JPM	—	(5,303)
CAD	1,220,000	USD	874,502	07/20	BNP	24,184	—
CAD	430,762	USD	305,565	07/20	MSC	11,747	—
CAD	1,030,000	USD	752,533	10/20	BNP	6,324	—
CNH	5,574,000	USD	786,420	07/20	BNP	1,236	—
EUR	15,878,000	USD	17,944,477	07/20	BNP	—	(99,216)
EUR	170,000	USD	184,710	07/20	CIT	6,353	—
EUR	779,000	USD	874,537	07/20	JPM	705	—
GBP	1,278,456	USD	1,587,254	07/20	CIT	—	(2,952)
GBP	233,000	USD	295,337	08/20	JPM	—	(6,542)
IDR	19,938,229,759	USD	1,206,185	07/20	CIT	173,635	—
INR	25,920,302	USD	331,038	07/20	JPM	11,615	—
JPY	3,007,136	USD	28,059	07/20	CIT	—	(203)
JPY	18,667,000	USD	173,411	07/20	GSC	—	(493)
MXN	99,405,567	USD	4,288,624	07/20	CIT	26,688	—
MXN	20,129,800	USD	917,898	07/20	GSC	—	(44,040)
PEN	1,722,411	USD	498,095	10/20	DUB	—	(12,657)
PHP	77,721,489	USD	1,528,173	07/20	CIT	31,716	—
PHP	7,680,000	USD	150,970	07/20	JPM	3,169	—
RUB	20,538,259	USD	280,405	07/20	GSC	7,552	—
USD	2,081,778	AUD	3,264,938	07/20	JPM	—	(171,573)
USD	1,176,993	AUD	1,746,000	07/20	RBS	—	(27,933)
USD	582,874	BRL	3,162,000	07/20	GSC	1,904	—
USD	1,354,225	CAD	1,849,272	07/20	BNP	—	(8,000)
USD	829,603	CAD	1,137,000	07/20	UBS	—	(7,909)
USD	1,635,336	CNH	11,614,974	07/20	BNP	—	(5,965)
USD	15,733,686	EUR	14,350,196	07/20	BNP	—	(394,480)
USD	2,955,798	EUR	2,717,511	07/20	CIT	—	(98,409)
USD	97,225	EUR	90,000	07/20	GSC	—	(3,926)
USD	3,166,589	EUR	2,886,038	07/20	JPM	—	(77,024)
USD	9,258,127	EUR	8,318,000	07/20	SCB	—	(87,520)
USD	8,473,433	EUR	7,539,000	08/20	SCB	—	(3,222)
USD	660,330	EUR	580,000	09/20	GSC	7,596	—
USD	660,040	EUR	580,000	09/20	MSC	7,321	—
USD	1,844,878	EUR	1,640,000	10/20	BNP	—	(2,199)
USD	240,350	GBP	190,000	08/20	HSB	4,851	—
USD	11,051,780	GBP	8,966,000	08/20	JPM	—	(61,277)
USD	3,547,753	JPY	385,392,363	07/20	GSC	—	(22,254)
USD	113,238	JPY	12,100,000	08/20	BRC	1,108	—
USD	528,540	MXN	13,205,567	07/20	CIT	—	(44,729)
USD	2,858,829	MXN	70,374,362	07/20	GSC	—	(196,205)
USD	1,648,041	PHP	85,401,489	07/20	JPM	—	(65,988)

Total Forward Foreign Currency Contracts						$327,704	($1,463,726)

(i)	Purchased options outstanding as of June 30, 2020 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - EUR versus USD	$1.14	09/10/20	MSC	$1,300,000	$18,781	$10,264
Put - EUR versus USD	1.14	09/11/20	GSC	1,330,000	19,312	10,424

					$38,093	$20,688

Credit Default Swaptions on Credit Indices – Buy Protection

Description			Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - CDX IG 34 5Y			3.000%	07/15/20	BNP	$17,500,000	$3,500	$1

Interest Rate Swaptions
Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - 30-Year Interest Rate Swap	Receive	6-Month USD-LIBOR	1.880%	07/30/20	MSC	$490,000	$12,887	$18
Put - 30-Year Interest Rate Swap	Receive	6-Month USD-LIBOR	1.923%	07/30/20	MSC	390,000	8,982	11
Put - 30-Year Interest Rate Swap	Receive	6-Month USD-LIBOR	1.913%	08/19/20	MSC	540,000	11,610	157

							$33,479	$186

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Cost	Value
Call - U.S. Treasury 10-Year Notes (08/20)	$137.50	07/24/20	CME	1	$137,500	$830	$1,766
Call - U.S. Treasury 10-Year Notes (08/20)	147.75	07/24/20	CME	65	9,603,750	1,128	1,016
Call - U.S. Treasury 10-Year Notes (08/20)	148.75	07/24/20	CME	5	743,750	87	78
Call - U.S. Treasury 10-Year Notes (08/20)	150.00	07/24/20	CME	50	7,500,000	1,649	781
Call - U.S. Treasury 30-Year Bonds (08/20)	172.00	07/24/20	CME	1	172,000	2,424	6,703
Call - U.S. Treasury 30-Year Bonds (08/20)	177.00	07/24/20	CME	3	531,000	5,708	7,641
Call - Euro-Bund (08/20)	EUR 184.00	07/24/20	EUX	20	EUR 3,680,000	476	—
Call - EUR-FX (08/20)	$1.14	08/07/20	CME	2	$285,000	2,980	1,250
Call - AUD-FX (08/20)	70.00	08/07/20	CME	1	70,000	823	530
Call - CAD-FX (08/20)	74.00	08/07/20	CME	1	74,000	443	480

						16,548	20,245

Put - EUR-FX (07/20)	1.13	07/02/20	CME	2	282,500	1,280	1,425
Put - U.S. Treasury 5-Year Notes (08/20)	116.00	07/24/20	CME	150	17,400,000	2,603	—
Put - U.S. Treasury 5-Year Notes (08/20)	123.75	07/24/20	CME	146	18,067,500	2,534	2,281
Put - U.S. Treasury 10-Year Notes (08/20)	137.00	07/24/20	CME	1	137,000	892	62
Put - U.S. Treasury 10-Year Notes (08/20)	138.50	07/24/20	CME	1	102,906	345	266
Put - U.S. Treasury 10-Year Notes (08/20)	139.00	07/24/20	CME	7	973,000	2,809	2,953
Put - U.S. Treasury 30-Year Bonds (08/20)	179.00	07/24/20	CME	1	179,000	1,533	1,891
Put - U.S. Treasury 5-Year Notes (09/20)	122.75	08/21/20	CME	44	5,401,000	1,107	1,031

						13,103	9,909

Total Options on Futures						$29,651	$30,154

Total Purchased Options						$104,723	$51,029

(j)	Premiums received and value of written options outstanding as of June 30, 2020 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - MXN versus USD	MXN 25.52	07/24/20	GSC	$1,240,000	$47,399	($133,775)

Inflation Floor/Cap Options

Description	Initial Index	Floating Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Floor - U.S. CPI Urban Consumers	217.97	Maximum of [0, (1 + 0.000%)10 - Final Index/Initial Index]	09/29/20	CIT	$600,000	$7,740	$—

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - 5-Year Interest Rate Swap	Pay	6-Month USD-LIBOR	1.550%	07/30/20	MSC	$2,680,000	$12,562	$—
Put - 5-Year Interest Rate Swap	Pay	6-Month USD-LIBOR	1.600%	07/30/20	MSC	1,940,000	8,936	—
Put - 5-Year Interest Rate Swap	Pay	6-Month USD-LIBOR	1.600%	08/19/20	MSC	2,720,000	11,696	—

							$33,194	$—

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Call - EUR-FX (07/20)	$1.13	07/02/20	CME	1	$140,625	$885	($350)
Call - AUD-FX (07/20)	65.00	07/02/20	CME	1	65,000	818	(4,001)
Call - CAD-FX (07/20)	75.00	07/02/20	CME	2	150,000	615	(10)
Call - U.S. Treasury 5-Year Notes (08/20)	125.25	07/24/20	CME	3	375,750	651	(1,688)
Call - U.S. Treasury 5-Year Notes (08/20)	125.50	07/24/20	CME	3	376,500	439	(1,102)
Call - U.S. Treasury 10-Year Notes (08/20)	138.50	07/24/20	CME	2	277,000	762	(1,874)
Call - U.S. Treasury 10-Year Notes (08/20)	139.00	07/24/20	CME	3	417,000	1,589	(1,781)
Call - U.S. Treasury 10-Year Notes (08/20)	139.50	07/24/20	CME	17	2,371,500	8,439	(6,109)
Call - U.S. Treasury 30-Year Bonds (08/20)	178.00	07/24/20	CME	1	178,000	1,623	(1,954)
Call - U.S. Treasury 30-Year Bonds (08/20)	179.00	07/24/20	CME	2	358,000	3,168	(2,906)
Call - U.S. Treasury 30-Year Bonds (08/20)	180.00	07/24/20	CME	4	720,000	4,837	(4,250)
Call - U.S. Treasury 30-Year Bonds (08/20)	181.00	07/24/20	CME	5	905,000	1,632	(3,827)
Call - U.S. Treasury 10-Year Notes (09/20)	139.50	08/21/20	CME	3	418,500	1,901	(1,875)
Call - U.S. Treasury 30-Year Bonds (09/20)	180.00	08/21/20	CME	1	180,000	2,155	(1,938)
Call - U.S. Treasury 30-Year Bonds (09/20)	186.00	08/21/20	CME	1	186,000	811	(625)

						30,325	(34,290)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Put - U.S. Treasury 30-Year Bonds (07/20)	$178.00	07/02/20	CME	1	$178,000	$389	($406)
Put - U.S. Treasury 30-Year Bonds (07/20)	178.50	07/02/20	CME	1	178,500	483	(625)
Put - U.S. Treasury 5-Year Bonds (08/20)	124.50	07/24/20	CME	3	373,500	885	(70)
Put - U.S. Treasury 10-Year Notes (08/20)	135.50	07/24/20	CME	25	3,387,500	9,796	(781)
Put - U.S. Treasury 10-Year Notes (08/20)	138.00	07/24/20	CME	9	1,242,000	3,656	(1,406)
Put - U.S. Treasury 10-Year Notes (08/20)	138.75	07/24/20	CME	8	1,110,000	1,986	(2,625)
Put - Euro-Bund (08/20)	EUR 171.50	07/24/20	EUX	17	EUR 2,915,500	13,697	(573)
Put - Euro-Bund (08/20)	172.50	07/24/20	EUX	17	2,932,500	7,540	(1,146)
Put - U.S. Treasury 30-Year Bonds (08/20)	$175.00	07/24/20	CME	5	$875,000	7,398	(2,266)
Put - U.S. Treasury 30-Year Bonds (08/20)	176.00	07/24/20	CME	2	352,000	2,107	(1,375)
Put - U.S. Treasury 30-Year Bonds (08/20)	177.00	07/24/20	CME	3	531,000	2,464	(2,954)
Put - U.S. Treasury 30-Year Bonds (08/20)	178.00	07/24/20	CME	2	356,000	2,387	(2,781)
Put - U.S. Treasury 30-Year Bonds (09/20)	176.00	08/21/20	CME	4	704,000	4,993	(5,688)

						57,781	(22,696)

Total Options on Futures						$88,106	($56,986)

Options on Securities
Description		Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - Fannie Mae 2.000% due 08/13/50		$100.64	08/06/20	JPM	$4,100,000	$30,750	($20,749)
Put - Fannie Mae 2.500% due 08/13/50		102.09	08/06/20	JPM	1,500,000	5,859	(1,482)
Put - Fannie Mae 2.500% due 08/13/50		102.56	08/06/20	JPM	1,200,000	6,375	(1,567)

						$42,984	($23,798)

Total Written Options						$219,423	($214,559)

(k)	Swap agreements outstanding as of June 30, 2020 were as follows:

Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 06/30/20 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Russian Federation	Q	1.000%	12/20/24	JPM	1.021%	$400,000	($272)	$1,972	($2,244)

				Exchange
AT&T Inc	Q	1.000%	12/20/20	ICE	0.608%	500,000	1,091	3,189	(2,098)
Citigroup Inc	Q	1.000%	12/20/20	ICE	0.438%	900,000	2,648	18,994	(16,346)
The Boeing Co	Q	1.000%	12/20/20	ICE	2.393%	900,000	(5,688)	5,179	(10,867)
Tesco PLC	Q	1.000%	06/20/22	ICE	0.293%	EUR 800,000	12,928	3,661	9,267
Rolls-Royce PLC	Q	1.000%	12/20/24	ICE	4.138%	800,000	(111,645)	(4,034)	(107,611)

							(100,666)	26,989	(127,655)

Total Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection							($100,938)	$28,961	($129,899)

Credit Default Swaps on Credit Indices – Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX IG 25 5Y	Q	1.000%	12/20/20	ICE	$2,271,680	$4,783	$41,644	($36,861)
CDX IG 34 5Y	Q	1.000%	06/20/25	ICE	17,734,000	213,800	(111,430)	325,230
CDX HY 34 5Y	Q	5.000%	06/20/25	ICE	2,194,500	(11,572)	(94,062)	82,490

						$207,011	($163,848)	$370,859

Total Credit Default Swaps						$106,073	($134,887)	$240,960

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Interest Rate Swaps – Long

Receive	Pay	Payment Frequency Receive Rate / Pay Rate	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
7.024%	Brazil CETIP Interbank	Z / Z	CIT	01/04/27	BRL 5,712,000	$44,691	$2,295	$42,396
7.044%	Brazil CETIP Interbank	Z / Z	JPM	01/04/27	1,400,000	11,192	—	11,192

						55,883	2,295	53,588

			Exchange
0.600%	3-Month USD-LIBOR	S / Q	CME	03/23/22	$6,158,000	49,375	962	48,413
2.800%	3-Month USD-LIBOR	S / Q	CME	08/22/23	500,000	45,136	—	45,136
0.100%	6-Month JPY-LIBOR	S / S	LCH	03/20/24	JPY 2,790,000,000	135,670	88,986	46,684
0.380%	3-Month USD-LIBOR	S / Q	CME	08/31/24	$14,605,000	65,797	6,358	59,439
0.100%	1 Day U.S. Fed Funds	A / A	CME	11/30/24	3,649,000	7,517	2,292	5,225
0.700%	3-Month USD-LIBOR	S / Q	CME	03/23/25	3,590,000	73,708	(2,898)	76,606
(0.095%)	6-Month JPY-LIBOR	S / S	LCH	09/13/26	JPY 140,000,000	(6,134)	—	(6,134)
(0.092%)	6-Month JPY-LIBOR	S / S	LCH	09/13/26	70,000,000	(2,940)	—	(2,940)
(0.068%)	6-Month JPY-LIBOR	S / S	LCH	09/18/26	120,000,000	(3,382)	—	(3,382)
(0.062%)	6-Month JPY-LIBOR	S / S	LCH	09/18/26	190,000,000	(4,671)	(84)	(4,587)
(0.064%)	6-Month JPY-LIBOR	S / S	LCH	09/19/26	67,000,000	(1,827)	—	(1,827)
(0.063%)	6-Month JPY-LIBOR	S / S	LCH	09/19/26	67,000,000	(1,786)	—	(1,786)
(0.087%)	6-Month JPY-LIBOR	S / S	LCH	09/20/26	34,000,000	(1,431)	—	(1,431)
(0.097%)	6-Month JPY-LIBOR	S / S	LCH	09/24/26	82,000,000	(3,965)	111	(4,076)
0.770%	3-Month USD-LIBOR	S / Q	CME	03/24/27	$3,940,000	93,204	29,461	63,743
7.450%	28-Day MXN TIIE	L / L	CME	07/18/29	MXN 63,630,000	398,430	26,769	371,661
0.036%	6-Month JPY-LIBOR	S / S	LCH	03/10/38	JPY 19,000,000	(5,087)	—	(5,087)
0.040%	6-Month JPY-LIBOR	S / S	LCH	03/10/38	19,000,000	(4,959)	—	(4,959)
0.122%	6-Month JPY-LIBOR	S / S	LCH	08/22/39	370,000,000	(65,569)	49,345	(114,914)
0.103%	6-Month JPY-LIBOR	S / S	LCH	08/28/39	90,000,000	(19,024)	—	(19,024)
1.000%	6-Month JPY-LIBOR	S / S	LCH	03/21/48	20,000,000	35,536	48,803	(13,267)

						783,598	250,105	533,493

Total Interest Rate Swaps - Long						$839,481	$252,400	$587,081

Interest Rate Swaps – Short

Pay	Receive	Payment Frequency Pay Rate / Receive Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
0.300%	6-Month JPY-LIBOR	S / S	CME	03/18/26	JPY 1,160,000,000	($209,383)	($100,560)	($108,823)
0.300%	6-Month JPY-LIBOR	S / S	LCH	03/18/26	410,000,000	(74,006)	(23,718)	(50,288)
1.550%	3-Month USD-LIBOR	S / Q	CME	06/30/26	$11,825,000	(815,285)	41,498	(856,783)
1.520%	3-Month USD-LIBOR	S / Q	CME	07/31/26	4,634,000	(335,417)	20,175	(355,592)
1.600%	3-Month USD-LIBOR	S / Q	CME	11/15/26	1,022,000	(76,437)	(110)	(76,327)
1.650%	3-Month USD-LIBOR	S / Q	CME	11/15/26	383,000	(29,887)	(1,449)	(28,438)
0.750%	3-Month USD-LIBOR	S / Q	CME	02/15/27	6,787,000	(139,058)	(5,879)	(133,179)
0.260%	1 Day U.S. Fed Funds	A / A	CME	05/15/27	5,461,000	(12,194)	(18,331)	6,137
0.300%	6-Month JPY-LIBOR	S / S	LCH	09/20/27	JPY 440,000,000	(93,294)	(16,687)	(76,607)
0.300%	6-Month JPY-LIBOR	S / S	LCH	03/20/28	100,000,000	(22,028)	7,084	(29,112)
0.399%	6-Month JPY-LIBOR	S / S	LCH	06/18/28	50,000,000	(14,462)	(42)	(14,420)
0.450%	6-Month JPY-LIBOR	S / S	LCH	03/20/29	820,000,000	(293,931)	(126,836)	(167,095)
0.750%	6-Month JPY-LIBOR	S / S	LCH	03/20/38	230,000,000	(210,427)	19,811	(230,238)
0.800%	6-Month JPY-LIBOR	S / S	LCH	10/22/38	10,000,000	(10,044)	—	(10,044)
0.705%	6-Month JPY-LIBOR	S / S	LCH	10/31/38	50,000,000	(42,066)	3,203	(45,269)
0.785%	6-Month JPY-LIBOR	S / S	LCH	11/12/38	20,000,000	(19,536)	69	(19,605)
0.750%	6-Month JPY-LIBOR	S / S	LCH	12/20/38	346,300,000	(316,233)	(36,792)	(279,441)
1.850%	3-Month USD-LIBOR	S / Q	CME	11/15/44	$3,280,000	(710,295)	6,463	(716,758)
0.641%	6-Month JPY-LIBOR	S / S	CME	05/09/46	JPY 187,300,000	(145,585)	—	(145,585)
0.900%	3-Month USD-LIBOR	S / Q	CME	03/17/50	$535,000	1,020	9,076	(8,056)
0.792%	3-Month USD-LIBOR	S / Q	CME	03/18/50	268,000	8,498	—	8,498
0.818%	3-Month USD-LIBOR	S / Q	CME	03/19/50	274,000	6,716	—	6,716
0.500%	6-Month GBP-LIBOR	S / S	LCH	09/16/50	GBP 700,000	(17,110)	(14,868)	(2,242)
0.500%	6-Month GBP-LIBOR	S / S	LCH	12/16/50	3,200,000	(77,101)	(122,431)	45,330

						($3,647,545)	($360,324)	($3,287,221)

Total Interest Rate Swaps						($2,808,064)	($107,924)	($2,700,140)

Total Swap Agreements						($2,701,991)	($242,811)	($2,459,180)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

(l)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

		Total Value at June 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$178,902,566	$—	$178,902,566	$—
	Senior Loan Notes	6,897,529	—	6,897,529	—
	Mortgage-Backed Securities	168,432,706	—	168,432,706	—
	Asset-Backed Securities	24,599,030	—	24,599,030	—
	U.S. Treasury Obligations	95,459,363	—	95,459,363	—
	Foreign Government Bonds & Notes	18,781,033	—	18,781,033	—
	Municipal Bonds	2,196,411	—	2,196,411	—
	Short-Term Investments	84,175,873	14,079,711	70,096,162	—
	Unfunded Loan Commitment	8,592	—	8,592	—
	Derivatives:
	Credit Contracts
	Swaps	416,987	—	416,987	—
	Purchased Options	1	—	1	—

	Total Credit Contracts	416,988	—	416,988	—

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	327,704	—	327,704	—
	Purchased Options	24,373	—	24,373	—

	Total Foreign Currency Contracts	352,077	—	352,077	—

	Interest Rate Contracts
	Futures	495,516	495,516	—	—
	Purchased Options	26,655	—	26,655	—
	Swaps	837,176	—	837,176	—

	Total Interest Rate Contracts	1,359,347	495,516	863,831	—

	Total Assets - Derivatives	2,128,412	495,516	1,632,896	—

	Total Assets	581,581,515	14,575,227	567,006,288	—

Liabilities	Sale-buyback Financing Transactions	(4,765,633)	—	(4,765,633)	—
	Securities Sold Short:
	Mortgaged-Backed Securities	(2,950,805)	—	(2,950,805)	—
	Derivatives:
	Credit Contracts
	Swaps	(176,027)	—	(176,027)	—
	Foreign Currency Contracts
	Futures	(104,588)	(104,588)	—	—
	Forward Foreign Currency Contracts	(1,463,726)	—	(1,463,726)	—
	Written Options	(138,136)	—	(138,136)	—

	Total Foreign Currency Contracts	(1,706,450)	(104,588)	(1,601,862)	—

	Interest Rate Contracts
	Futures	(610,261)	(610,261)	—	—
	Written Options	(76,423)	—	(76,423)	—
	Swaps	(3,537,316)	—	(3,537,316)	—

	Total Interest Rate Contracts	(4,224,000)	(610,261)	(3,613,739)	—

	Total Liabilities - Derivatives	(6,106,477)	(714,849)	(5,391,628)	—

	Total Liabilities	(13,822,915)	(714,849)	(13,108,066)	—

	Total	$567,758,600	$13,860,378	$553,898,222	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments

June 30, 2020 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 49.2%

Basic Materials - 0.9%

Anglo American Capital PLC (South Africa) 3.750% due 04/10/22 ~	$250,000	$257,292
CNAC HK Finbridge Co Ltd (China) 3.000% due 07/19/20 ~	200,000	200,086
International Flavors & Fragrances Inc 3.400% due 09/25/20	65,000	65,328
LyondellBasell Industries NV 6.000% due 11/15/21	400,000	422,458
Nucor Corp 2.000% due 06/01/25	65,000	67,563
POSCO (South Korea) 2.375% due 11/12/22 ~	450,000	459,117

		1,471,844

Communications—2.6%

AT&T Inc 3.800% due 03/15/22	180,000	189,620
Axiata SPV2 Bhd (Malaysia) 3.466% due 11/19/20 ~	220,000	221,135
Charter Communications Operating LLC
4.464% due 07/23/22	790,000	842,589
4.908% due 07/23/25	460,000	527,840
Comcast Corp 3.700% due 04/15/24	250,000	277,577
Cox Communications Inc
2.950% due 06/30/23 ~	110,000	115,945
3.150% due 08/15/24 ~	105,000	113,103
3.250% due 12/15/22 ~	112,000	118,104
Crown Castle Towers LLC 3.720% due 07/15/43 ~	55,000	57,619
CSC Holdings LLC 10.875% due 10/15/25 ~	200,000	215,469
Expedia Group Inc 5.950% due 08/15/20	65,000	65,192
Fox Corp
3.666% due 01/25/22	90,000	94,251
4.030% due 01/25/24	105,000	116,464
JD.com Inc (China) 3.125% due 04/29/21	560,000	567,122
Sky Ltd (United Kingdom) 3.750% due 09/16/24 ~	200,000	222,966
The Interpublic Group of Cos Inc 3.500% due 10/01/20	45,000	45,300
Verizon Communications Inc 5.150% due 09/15/23	180,000	205,004
Vodafone Group PLC (United Kingdom) 3.750% due 01/16/24	150,000	163,927
WPP Finance 2010 (United Kingdom) 3.625% due 09/07/22	69,000	71,787

		4,231,014

Consumer, Cyclical - 6.4%

American Airlines Pass-Through Trust ‘B’ 3.700% due 04/15/27	151,580	105,479
Daimler Finance North America LLC (Germany)
1.750% due 03/10/23 ~	410,000	413,129
2.300% due 02/12/21 ~	805,000	810,649

	Principal Amount	Value
Delta Air Lines Inc 2.600% due 12/04/20	$65,000	$64,284
DR Horton Inc 2.550% due 12/01/20	125,000	125,903
Ford Motor Credit Co LLC 1.227% (USD LIBOR + 0.930%) due 09/24/20 §	450,000	446,411
3.470% due 04/05/21	200,000	196,500
3.813% due 10/12/21	200,000	198,010
General Motors Co
4.875% due 10/02/23	165,000	176,365
5.400% due 10/02/23	210,000	227,658
General Motors Financial Co Inc 2.170% (USD LIBOR + 0.850%) due 04/09/21 §	200,000	198,823
2.900% due 02/26/25	435,000	433,734
3.200% due 07/13/20	435,000	435,207
4.200% due 11/06/21	65,000	66,674
Harley-Davidson Financial Services Inc 1.284% (USD LIBOR + 0.940%) due 03/02/21 § ~	270,000	268,461
2.550% due 06/09/22 ~	85,000	85,345
4.050% due 02/04/22 ~	340,000	350,616
Hasbro Inc
2.600% due 11/19/22	205,000	212,269
3.000% due 11/19/24	280,000	293,557
Hyundai Capital America
2.375% due 02/10/23 ~	445,000	450,061
2.850% due 11/01/22 ~	121,000	123,566
3.000% due 06/20/22 ~	235,000	239,565
3.950% due 02/01/22 ~	405,000	416,780
Lennar Corp 2.950% due 11/29/20	775,000	778,662
McDonald’s Corp 1.450% due 09/01/25	135,000	138,572
Nissan Motor Acceptance Corp
2.600% due 09/28/22 ~	115,000	112,589
3.150% due 03/15/21 ~	375,000	373,952
O’Reilly Automotive Inc 3.800% due 09/01/22	240,000	252,238
Panasonic Corp (Japan) 2.536% due 07/19/22 ~	200,000	205,935
QVC Inc
4.375% due 03/15/23	145,000	145,710
5.125% due 07/02/22	325,000	329,810
Ralph Lauren Corp 1.700% due 06/15/22	40,000	40,709
Ross Stores Inc 4.600% due 04/15/25	460,000	528,893
Starbucks Corp 1.300% due 05/07/22	80,000	81,120
United Airlines Pass-Through Trust ‘B’ 3.500% due 11/01/29	90,000	69,023
Volkswagen Group of America Finance LLC (Germany)
2.500% due 09/24/21 ~	200,000	203,240
2.700% due 09/26/22 ~	200,000	206,765
2.900% due 05/13/22 ~	200,000	206,645
3.875% due 11/13/20 ~	425,000	429,055
Walgreen Co 3.100% due 09/15/22	100,000	104,841

		10,546,805

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Consumer, Non-Cyclical - 10.2%

AbbVie Inc
2.300% due 05/14/21	$295,000	$298,768
2.600% due 11/21/24 ~	625,000	665,958
2.900% due 11/06/22	375,000	393,603
3.200% due 11/06/22	45,000	47,284
3.250% due 10/01/22 ~	40,000	41,866
3.450% due 03/15/22 ~	130,000	135,109
Altria Group Inc 3.490% due 02/14/22	255,000	266,015
Anthem Inc
2.375% due 01/15/25	75,000	79,534
2.500% due 11/21/20	245,000	246,962
BAT Capital Corp (United Kingdom) 2.764% due 08/15/22	825,000	854,764
Baxalta Inc 3.600% due 06/23/22	95,000	100,072
Bayer US Finance II LLC (Germany) 0.927% (USD LIBOR + 0.630%) due 06/25/21 § ~	210,000	209,773
3.500% due 06/25/21 ~	530,000	543,021
Becton Dickinson and Co 1.181% (USD LIBOR + 0.875%) due 12/29/20 §	56,000	56,005
2.894% due 06/06/22	695,000	719,378
3.125% due 11/08/21	150,000	153,902
3.363% due 06/06/24	180,000	194,185
3.734% due 12/15/24	175,000	192,792
Bristol-Myers Squibb Co
2.600% due 05/16/22 ~	95,000	98,800
2.750% due 02/15/23 ~	155,000	163,549
2.875% due 02/19/21 ~	165,000	167,885
2.900% due 07/26/24 ~	205,000	222,018
3.250% due 02/20/23 ~	45,000	47,924
3.625% due 05/15/24 ~	40,000	44,074
Bunge Ltd Finance Corp
3.000% due 09/25/22	630,000	657,118
3.500% due 11/24/20	855,000	863,160
4.350% due 03/15/24	30,000	32,783
Cardinal Health Inc
2.616% due 06/15/22	125,000	129,061
3.079% due 06/15/24	150,000	159,861
3.200% due 03/15/23	210,000	222,290
3.500% due 11/15/24	270,000	293,913
Cargill Inc 1.375% due 07/23/23 ~	110,000	111,944
China Mengniu Dairy Co Ltd (China) 1.875% due 06/17/25	400,000	398,818
Cigna Corp 0.949% (USD LIBOR + 0.650%) due 09/17/21 §	110,000	110,005
3.000% due 07/15/23 ~	175,000	186,191
3.400% due 09/17/21	185,000	191,301
3.750% due 07/15/23	177,000	192,272
3.900% due 02/15/22 ~	125,000	131,466
CVS Health Corp
2.625% due 08/15/24	75,000	80,128
3.700% due 03/09/23	500,000	537,448
Diageo Capital PLC (United Kingdom) 1.375% due 09/29/25	325,000	330,889
EMD Finance LLC (Germany) 2.950% due 03/19/22 ~	95,000	98,066

	Principal Amount	Value
Equifax Inc 1.262% (USD LIBOR + 0.870%) due 08/15/21 §	$105,000	$104,870
2.300% due 06/01/21	255,000	258,792
2.600% due 12/01/24	195,000	206,484
3.600% due 08/15/21	255,000	263,262
3.950% due 06/15/23	45,000	48,681
Express Scripts Holding Co 1.113% (USD LIBOR + 0.750%) due 11/30/20 §	440,000	440,036
Global Payments Inc 2.650% due 02/15/25	170,000	180,659
Humana Inc
2.900% due 12/15/22	40,000	41,839
3.150% due 12/01/22	105,000	110,123
3.850% due 10/01/24	120,000	131,910
4.500% due 04/01/25	225,000	257,448
Imperial Brands Finance PLC (United Kingdom)
2.950% due 07/21/20 ~	525,000	525,515
3.750% due 07/21/22 ~	400,000	417,788
Keurig Dr Pepper Inc 3.551% due 05/25/21	255,000	262,144
PayPal Holdings Inc 1.350% due 06/01/23	295,000	301,351
PepsiCo Inc 0.750% due 05/01/23	395,000	399,077
Pernod Ricard SA (France)
4.450% due 01/15/22 ~	260,000	274,610
5.750% due 04/07/21 ~	119,000	123,622
Perrigo Finance Unlimited Co
3.500% due 12/15/21	375,000	374,155
3.900% due 12/15/24	455,000	484,425
Philip Morris International Inc 1.125% due 05/01/23	180,000	183,160
Reynolds American Inc (United Kingdom) 4.000% due 06/12/22	35,000	36,996
Takeda Pharmaceutical Co Ltd (Japan) 4.000% due 11/26/21	400,000	417,698
Tyson Foods Inc 2.250% due 08/23/21	160,000	162,150

		16,676,750

Energy - 5.0%

Aker BP ASA (Norway) 3.000% due 01/15/25 ~	230,000	224,471
Canadian Natural Resources Ltd (Canada) 2.050% due 07/15/25	260,000	260,825
Cenovus Energy Inc (Canada) 3.000% due 08/15/22	265,000	253,935
Cheniere Corpus Christi Holdings LLC
5.875% due 03/31/25	270,000	303,301
7.000% due 06/30/24	170,000	193,610
Chevron Corp 1.141% due 05/11/23	170,000	173,001
Diamondback Energy Inc
2.875% due 12/01/24	620,000	621,653
4.750% due 05/31/25	140,000	149,886
Energy Transfer Operating LP
2.900% due 05/15/25	60,000	61,507
4.250% due 03/15/23	250,000	264,206
5.875% due 01/15/24	560,000	626,786
Eni SPA (Italy) 4.000% due 09/12/23 ~	270,000	292,422
Enterprise Products Operating LLC 3.500% due 02/01/22	95,000	99,082

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
EOG Resources Inc 2.625% due 03/15/23	$66,000	$69,197
EQT Corp
3.000% due 10/01/22	525,000	489,891
4.875% due 11/15/21	66,000	64,866
Kinder Morgan Inc 5.000% due 02/15/21 ~	115,000	117,487
Marathon Oil Corp 2.800% due 11/01/22	510,000	510,740
MPLX LP 1.213% (USD LIBOR + 0.900%) due 09/09/21 §	60,000	59,538
1.413% (USD LIBOR + 1.100%) due 09/09/22 §	180,000	177,086
Occidental Petroleum Corp 2.600% due 08/13/21	175,000	171,496
Phillips 66 0.960% (USD LIBOR + 0.600%) due 02/26/21 §	165,000	164,769
Plains All American Pipeline LP 5.000% due 02/01/21	120,000	121,108
Reliance Holding USA Inc (India) 5.400% due 02/14/22 ~	250,000	263,652
Sabine Pass Liquefaction LLC
5.625% due 04/15/23	200,000	218,890
6.250% due 03/15/22	565,000	602,374
Schlumberger Holdings Corp 3.750% due 05/01/24 ~	210,000	226,339
Suncor Energy Inc (Canada) 2.800% due 05/15/23	95,000	99,289
The Williams Cos Inc
3.350% due 08/15/22	120,000	124,823
3.700% due 01/15/23	515,000	544,707
Valero Energy Corp 2.700% due 04/15/23	195,000	202,454
Western Midstream Operating LP 4.000% due 07/01/22	425,000	425,765

		8,179,156

Financial - 14.9%

AerCap Ireland Capital DAC (Ireland)
3.950% due 02/01/22	400,000	400,316
4.450% due 12/16/21	220,000	222,231
due 09/15/23 #	195,000	195,167
4.625% due 10/30/20	430,000	431,884
AIG Global Funding
due 07/07/23 # ~	140,000	140,113
2.300% due 07/01/22 ~	165,000	170,041
3.350% due 06/25/21 ~	138,000	141,914
Air Lease Corp
2.250% due 01/15/23	175,000	172,518
2.500% due 03/01/21	70,000	70,021
3.500% due 01/15/22	90,000	90,959
American International Group Inc
2.500% due 06/30/25	280,000	296,608
4.875% due 06/01/22	165,000	177,999
6.400% due 12/15/20	365,000	374,771
Aon Corp 2.200% due 11/15/22	95,000	98,710
Avolon Holdings Funding Ltd (Ireland)
2.875% due 02/15/25 ~	225,000	189,206
3.625% due 05/01/22 ~	335,000	315,933
3.950% due 07/01/24 ~	65,000	56,919

	Principal Amount	Value
Bank of America Corp 0.947% (USD LIBOR + 0.650%) due 06/25/22 §	$405,000	$405,318
2.295% (USD LIBOR + 1.160%) due 01/20/23 §	295,000	297,765
2.503% due 10/21/22	345,000	353,296
Banque Federative du Credit Mutuel SA (France) 2.125% due 11/21/22 ~	335,000	345,701
Barclays Bank PLC (United Kingdom) 1.700% due 05/12/22	330,000	336,015
BDO Unibank Inc (Philippines) 2.950% due 03/06/23 ~	400,000	409,957
BPCE SA (France) 1.578% (USD LIBOR + 1.220%) due 05/22/22 § ~	250,000	251,485
Brixmor Operating Partnership LP REIT
3.250% due 09/15/23	280,000	286,418
3.875% due 08/15/22	35,000	36,332
Capital One Financial Corp
3.200% due 01/30/23	180,000	189,707
3.500% due 06/15/23	130,000	139,343
3.900% due 01/29/24	170,000	184,994
Citibank NA 2.844% due 05/20/22	305,000	311,100
Citigroup Inc
2.312% due 11/04/22	310,000	316,688
2.900% due 12/08/21	285,000	293,767
Citizens Bank NA
2.550% due 05/13/21	250,000	254,109
3.250% due 02/14/22	305,000	316,011
Cooperatieve Rabobank UA (Netherlands) 3.950% due 11/09/22	375,000	397,089
Credicorp Ltd (Peru) 2.750% due 06/17/25 ~	200,000	199,430
Credit Suisse AG (Switzerland)
1.000% due 05/05/23	360,000	362,130
2.100% due 11/12/21	340,000	347,190
Crown Castle International Corp REIT
2.250% due 09/01/21	255,000	257,190
3.400% due 02/15/21	285,000	289,483
Danske Bank AS (Denmark)
1.226% due 06/22/24 ~	365,000	366,610
3.001% due 09/20/22 ~	455,000	462,306
5.000% due 01/12/22 ~	245,000	257,765
Deutsche Bank AG (Germany) 1.846% (USD LIBOR + 1.290%) due 02/04/21 §	250,000	248,719
2.950% due 08/20/20	200,000	200,171
3.150% due 01/22/21	175,000	175,864
3.375% due 05/12/21	160,000	161,458
Equitable Financial Life Global Funding due 07/07/25 # ~	255,000	256,444
Fifth Third Bancorp 1.625% due 05/05/23	115,000	118,036
First Niagara Financial Group Inc 7.250% due 12/15/21	120,000	130,551
Highwoods Realty LP REIT 3.625% due 01/15/23	175,000	181,681
HSBC Holdings PLC (United Kingdom) 2.099% due 06/04/26	515,000	520,718
ING Groep NV (Netherlands) 1.456% (USD LIBOR + 1.150%) due 03/29/22 §	205,000	206,533
Lloyds Banking Group PLC (United Kingdom) 1.326% due 06/15/23	200,000	201,249

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Marsh & McLennan Cos Inc
3.500% due 12/29/20	$240,000	$243,629
3.875% due 03/15/24	190,000	210,455
Metropolitan Life Global Funding I 0.900% due 06/08/23 ~	250,000	251,605
Mitsubishi UFJ Financial Group Inc (Japan) 1.851% (USD LIBOR + 0.860%) due 07/26/23 §	175,000	174,517
Morgan Stanley
2.750% due 05/19/22	245,000	254,793
5.500% due 07/24/20	125,000	125,384
NatWest Markets PLC (United Kingdom) 2.375% due 05/21/23 ~	485,000	496,863
New York Life Global Funding 1.100% due 05/05/23 ~	135,000	137,886
Nordea Bank Abp (Finland) 4.875% due 05/13/21 ~	200,000	206,773
Park Aerospace Holdings Ltd (Ireland)
3.625% due 03/15/21 ~	230,000	227,043
5.250% due 08/15/22 ~	190,000	178,442
Reinsurance Group of America Inc 5.000% due 06/01/21	35,000	36,440
Santander UK Group Holdings PLC (United Kingdom) 2.875% due 10/16/20	405,000	407,863
Santander UK PLC (United Kingdom)
2.100% due 01/13/23	435,000	449,249
2.125% due 11/03/20	385,000	387,149
SBA Tower Trust REIT
2.836% due 01/15/50 ~	405,000	418,928
3.168% due 04/09/47 ~	370,000	374,066
3.448% due 03/15/48 ~	320,000	333,522
Simon Property Group LP REIT
2.625% due 06/15/22	260,000	267,369
3.375% due 10/01/24	265,000	285,239
Standard Chartered PLC (United Kingdom) 2.744% due 09/10/22 ~	200,000	202,344
Swedbank AB (Sweden)
1.300% due 06/02/23 ~	355,000	359,523
2.650% due 03/10/21 ~	205,000	208,130
Synchrony Financial 2.850% due 07/25/22	801,000	815,028
The Goldman Sachs Group Inc 1.540% (USD LIBOR + 0.780%) due 10/31/22 §	100,000	99,991
2.101% (USD LIBOR + 1.110%) due 04/26/22 §	295,000	296,404
3.000% due 04/26/22	85,000	86,658
The Western Union Co
2.850% due 01/10/25	240,000	250,235
3.600% due 03/15/22	155,000	160,916
Trinity Acquisition PLC 3.500% due 09/15/21	115,000	117,863
Truist Bank 2.800% due 05/17/22	230,000	239,530
UBS Group AG (Switzerland) 1.578% (USD LIBOR + 1.220%) due 05/23/23 § ~	255,000	257,009
3.000% due 04/15/21 ~	680,000	693,486
US Bank NA 1.311% (USD LIBOR + 0.320%) due 04/26/21 §	275,000	275,591
Ventas Realty LP REIT 3.100% due 01/15/23	60,000	61,471

	Principal Amount	Value
Wells Fargo & Co
1.654% due 06/02/24	$170,000	$172,827
2.188% due 04/30/26	145,000	150,097
3.500% due 03/08/22	170,000	178,109
Wells Fargo Bank NA 2.082% due 09/09/22	250,000	254,093
Willis Towers Watson PLC 5.750% due 03/15/21	470,000	485,080

		24,445,533

Industrial - 4.1%

Amphenol Corp 2.050% due 03/01/25	210,000	219,429
Avnet Inc 3.750% due 12/01/21	197,000	202,240
Boral Finance Pty Ltd (Australia) 3.000% due 11/01/22 ~	35,000	35,304
Carrier Global Corp 2.242% due 02/15/25 ~	425,000	436,213
CNH Industrial Capital LLC
3.875% due 10/15/21	475,000	487,132
4.375% due 11/06/20	480,000	484,493
DAE Funding LLC (United Arab Emirates)
4.000% due 08/01/20 ~	210,000	209,183
5.250% due 11/15/21 ~	220,000	216,700
Eagle Materials Inc 4.500% due 08/01/26	50,000	51,984
Eastern Creation II Investment Holdings Ltd (China) 2.750% due 09/26/20 ~	400,000	400,880
General Electric Co
3.150% due 09/07/22	130,000	136,083
3.450% due 05/15/24	135,000	143,941
Honeywell International Inc 1.350% due 06/01/25	180,000	184,970
Jabil Inc 5.625% due 12/15/20	115,000	117,264
Northrop Grumman Corp 2.550% due 10/15/22	165,000	172,245
Otis Worldwide Corp 2.056% due 04/05/25 ~	250,000	262,287
Penske Truck Leasing Co Lp
3.300% due 04/01/21 ~	325,000	329,513
3.650% due 07/29/21 ~	115,000	117,756
Republic Services Inc 2.500% due 08/15/24	185,000	196,901
Roper Technologies Inc
2.350% due 09/15/24	80,000	84,366
2.800% due 12/15/21	195,000	200,641
3.000% due 12/15/20	315,000	317,878
3.125% due 11/15/22	410,000	429,732
3.650% due 09/15/23	95,000	103,338
SMBC Aviation Capital Finance DAC (Ireland)
3.550% due 04/15/24 ~	200,000	204,902
4.125% due 07/15/23 ~	265,000	275,338
Vulcan Materials Co 1.000% (USD LIBOR + 0.650%) due 03/01/21 §	390,000	387,937
Yongda Investment Ltd (China) 2.250% due 06/16/25	400,000	402,379

		6,811,029

Technology - 1.9%

Apple Inc
0.750% due 05/11/23	280,000	283,150
2.400% due 05/03/23	165,000	174,466

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Fiserv Inc 2.750% due 07/01/24	$380,000	$405,426
Microchip Technology Inc
2.670% due 09/01/23 ~	205,000	211,117
3.922% due 06/01/21	515,000	525,154
Micron Technology Inc
2.497% due 04/24/23	550,000	571,623
4.640% due 02/06/24	70,000	77,429
NXP BV (Netherlands)
2.700% due 05/01/25 ~	40,000	42,084
3.875% due 09/01/22 ~	200,000	211,520
4.125% due 06/01/21 ~	200,000	206,013
4.625% due 06/01/23 ~	200,000	219,546
Texas Instruments Inc 1.375% due 03/12/25	125,000	128,408

		3,055,936

Utilities - 3.2%

American Electric Power Co Inc 3.650% due 12/01/21	50,000	52,170
CenterPoint Energy Inc 3.600% due 11/01/21	75,000	77,911
Dominion Energy Inc 2.579% due 07/01/20	260,000	260,000
Edison International 3.125% due 11/15/22	155,000	159,758
Enel Finance International NV (Italy)
2.875% due 05/25/22 ~	520,000	538,129
4.250% due 09/14/23 ~	205,000	223,234
Exelon Generation Co LLC 4.000% due 10/01/20	219,000	219,000
FirstEnergy Corp 2.850% due 07/15/22	240,000	249,084
Israel Electric Corp Ltd (Israel) 5.000% due 11/12/24 ~	300,000	337,129
NextEra Energy Capital Holdings Inc 0.921% (USD LIBOR + 0.550%) due 08/28/21 §	210,000	210,077
NRG Energy Inc 3.750% due 06/15/24 ~	130,000	137,491
Pacific Gas and Electric Co 1.750% due 06/16/22	530,000	532,152
San Diego Gas & Electric Co 1.914% due 02/01/22	55,715	55,979
Sempra Energy 1.719% (USD LIBOR + 0.500%) due 01/15/21 §	320,000	320,058
2.850% due 11/15/20	410,000	412,552
2.875% due 10/01/22	25,000	25,915
Sinosing Services Pte Ltd (China) 2.250% due 02/20/25	500,000	511,917
The AES Corp 3.300% due 07/15/25 ~	155,000	159,911
Vistra Operations Co LLC 3.550% due 07/15/24 ~	705,000	728,075

		5,210,542

Total Corporate Bonds & Notes (Cost $79,235,654)		80,628,609

	Principal Amount	Value
MORTGAGE-BACKED SECURITIES - 16.7%

Collateralized Mortgage Obligations - Commercial - 3.5%

Austin Fairmont Hotel Trust 1.235% (USD LIBOR + 1.050%) due 09/15/32 § ~	$115,000	$110,484
BAMLL Commercial Mortgage Securities Trust 1.035% (USD LIBOR + 0.850%) due 09/15/34 § ~	600,000	573,361
3.490% due 04/14/33 ~	130,000	138,799
Banc of America Commercial Mortgage Trust 1.957% due 02/15/50	40,316	40,473
Bank 2019-BNK19 2.263% due 08/15/61	100,602	102,609
Bank 2019-BNK24 2.056% due 11/15/62	119,086	121,308
BX Commercial Mortgage Trust 1.305% (USD LIBOR + 1.120%) due 12/15/36 § ~	190,000	185,850
1.435% (USD LIBOR + 1.250%) due 12/15/36 § ~	180,000	174,317
BX Trust 0.985% (USD LIBOR + 0.800%) due 05/15/35 § ~	360,000	342,669
CGDB Commercial Mortgage Trust 1.835% (USD LIBOR + 1.650%) due 11/15/36 § ~	350,000	334,771
Commercial Mortgage Trust
1.443% due 08/10/49	24,524	24,543
1.770% due 02/10/49	1,062	1,062
1.965% due 02/10/50	35,172	35,323
3.221% due 10/10/48	200,000	200,665
3.754% due 02/10/37 § ~	120,000	108,004
4.353% due 08/10/30 ~	120,000	128,927
4.701% due 03/10/47	130,000	135,586
4.888% due 08/10/47 § ~	100,000	63,822
Credit Suisse Mortgage Capital Certificates Trust 1.785% (USD LIBOR + 1.600%) due 05/15/36 § ~	210,000	204,152
CSAIL Commercial Mortgage Trust
2.025% due 09/15/50	98,722	99,420
2.360% due 06/15/52	133,404	136,544
Fontainebleau Miami Beach Trust 3.750% due 12/10/36 ~	330,000	313,015
Great Wolf Trust 1.818% (USD LIBOR + 1.633%) due 12/15/36 § ~	145,000	134,836
GS Mortgage Securities Trust 1.429% due 10/10/49	10,676	10,679
InTown Hotel Portfolio Trust 0.885% (USD LIBOR + 0.700%) due 01/15/33 § ~	100,000	93,827
1.435% (USD LIBOR + 1.250%) due 01/15/33 § ~	100,000	93,081
JP Morgan Chase Commercial Mortgage Securities Trust 1.535% (USD LIBOR + 1.350%) due 09/15/29 § ~	380,000	362,522
1.785% (USD LIBOR + 1.600%) due 09/15/29 § ~	120,000	112,781
JPMDB Commercial Mortgage Securities Trust 1.423% due 06/15/49	2,932	2,932
Morgan Stanley Bank of America Merrill Lynch Trust
1.597% due 05/15/49	802	802
4.110% due 10/15/47 §	195,000	207,765

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Morgan Stanley Capital I Trust
1.638% due 05/15/48	$3,746	$3,744
3.283% due 11/10/36 § ~	255,000	225,038
New Orleans Hotel Trust 1.473% (USD LIBOR + 1.289%) due 04/15/32 § ~	385,000	355,784
RETL RVP ‘A’ 1.335% (USD LIBOR + 1.150%) due 03/15/36 § ~	24,763	23,640
SLIDE Fund Trust 2.035% (USD LIBOR + 1.850%) due 06/15/31 § ~	123,893	111,050
Wells Fargo Commercial Mortgage Trust
1.968% due 07/15/50	74,215	74,712
1.975% due 09/15/50	80,995	81,539
WFRBS Commercial Mortgage Trust 4.697% due 04/15/45	195,000	199,901

		5,670,337

Collateralized Mortgage Obligations - Residential - 9.3%

Angel Oak Mortgage Trust LLC due 04/25/65 § # ~	360,000	359,998
COLT Mortgage Loan Trust
1.506% due 04/27/65 § ~	105,000	105,446
2.764% due 08/25/49 § ~	212,897	216,031
3.337% due 05/25/49 § ~	93,343	94,569
3.470% due 07/27/48 § ~	74,794	75,664
3.542% due 07/27/48 § ~	36,524	36,897
4.006% due 12/28/48 § ~	144,389	147,160
4.108% due 12/28/48 § ~	140,415	143,129
Connecticut Avenue Securities Trust 0.935% (USD LIBOR + 0.750%) due 09/25/39 § ~	22,297	22,274
0.985% (USD LIBOR + 0.800%) due 01/25/40 § ~	189,982	189,672
Deephaven Residential Mortgage Trust
2.339% due 01/25/60 § ~	143,772	145,693
2.577% due 10/25/47 § ~	61,250	62,005
2.711% due 10/25/47 § ~	16,118	16,313
2.813% due 10/25/47 § ~	16,118	16,297
2.964% due 07/25/59 § ~	208,571	212,396
2.976% due 12/25/57 § ~	54,379	55,038
3.479% due 04/25/58 § ~	96,902	98,911
3.485% due 12/26/46 § ~	11,453	11,502
3.763% due 04/25/59 § ~	105,606	106,116
3.921% due 04/25/59 § ~	100,000	97,211
3.963% due 08/25/58 § ~	38,797	39,287
4.080% due 10/25/58 § ~	315,369	318,876
Ellington Financial Mortgage Trust 2.739% due 11/25/59 § ~	339,018	341,099
Fannie Mae Connecticut Avenue Securities 1.035% (USD LIBOR + 0.850%) due 07/25/30 §	334,591	324,137
1.285% (USD LIBOR + 1.100%) due 11/25/29 §	374,057	364,726
1.385% (USD LIBOR + 1.200%) due 01/25/30 §	183,742	178,310
1.535% (USD LIBOR + 1.350%) due 09/25/29 §	129,638	129,368
Fannie Mae REMICS 4.000% due 06/25/44	19,622	20,111

	Principal Amount	Value
Flagstar Mortgage Trust 1.035% (USD LIBOR + 0.850%) due 03/25/50 § ~	$174,324	$167,994
4.000% due 09/25/48 § ~	279,297	300,204
Freddie Mac Stacr Remic Trust 0.935% (USD LIBOR + 0.750%) due 01/25/50 § ~	72,569	72,565
0.935% (USD LIBOR + 0.750%) due 02/25/50 § ~	117,020	116,382
0.955% (USD LIBOR + 0.770%) due 11/25/49 § ~	11,952	11,904
3.285% (USD LIBOR + 3.100%) due 03/25/50 § ~	210,000	203,725
Freddie Mac STACR Trust 1.585% (USD LIBOR + 1.400%) due 02/25/49 § ~	135,000	129,448
Freddie Mac Structured Agency Credit Risk Debt 0.935% (USD LIBOR + 0.750%) due 03/25/30 §	39,241	39,276
due 06/25/50 § # ~	115,000	115,000
2.385% (USD LIBOR + 2.200%) due 09/25/24 §	236,258	238,596
3.809% due 05/25/48 § ~	8,256	8,242
3.980% due 09/25/47 § ~	390	389
Freddie Mac Whole Loan Securities Trust 3.800% due 05/25/47 § ~	22,448	22,459
FWD Securitization Trust 2.240% due 01/25/50 § ~	369,812	377,353
Galton Funding Mortgage Trust
2.310% due 01/25/60 § ~	149,787	150,706
2.832% due 01/25/60 § ~	145,000	131,284
3.339% due 10/25/59 § ~	140,000	133,698
3.500% due 11/25/57 § ~	102,380	104,481
4.000% due 02/25/59 § ~	140,426	144,524
Government National Mortgage Association 0.490% (USD LIBOR + 0.300%) due 09/20/48 §	31,420	31,338
GS Mortgage-Backed Securities Trust 2.454% due 07/25/44 § ~	12,055	12,145
Homeward Opportunities Fund I Trust
2.675% due 11/25/59 § ~	214,509	217,117
3.454% due 01/25/59 § ~	209,990	214,326
3.606% due 01/25/59 § ~	143,993	146,388
3.766% due 06/25/48 § ~	78,933	80,731
3.897% due 06/25/48 § ~	64,581	66,013
New Residential Mortgage Loan Trust
1.650% due 05/24/60 § ~	100,000	100,291
2.464% due 01/26/60 § ~	169,481	172,919
2.710% due 11/25/59 § ~	268,575	273,533
2.802% due 07/25/49 § ~	212,278	215,661
3.086% due 07/25/49 § ~	87,352	88,693
3.675% due 01/25/49 § ~	300,814	302,653
3.986% due 11/25/48 § ~	139,745	145,235
OBX Trust 1.085% (USD LIBOR + 0.900%) due 06/25/59 § ~	116,939	116,828
1.135% (USD LIBOR + 0.950%) due 02/25/60 § ~	88,160	85,572
1.385% (USD LIBOR + 1.200%) due 06/25/59 § ~	209,453	207,221
3.500% due 12/25/49 § ~	107,890	111,880
3.500% due 02/25/60 § ~	231,920	239,537

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Sequoia Mortgage Trust
3.500% due 02/25/48 § ~	$127,889	$129,366
4.000% due 06/25/48 § ~	398,437	407,057
4.000% due 08/25/48 § ~	233,904	241,395
4.500% due 08/25/48 § ~	38,984	40,910
SG Residential Mortgage Trust
2.703% due 09/25/59 § ~	113,462	114,686
2.877% due 09/25/59 § ~	285,217	288,296
STACR Trust 0.985% (USD LIBOR + 0.800%) due 12/25/30 § ~	39,993	39,916
1.085% (USD LIBOR + 0.900%) due 09/25/48 § ~	110,000	109,021
1.135% (USD LIBOR + 0.950%) due 12/25/30 § ~	70,000	70,720
1.435% (USD LIBOR + 1.250%) due 02/25/47 § ~	164,282	162,128
Starwood Mortgage Residential Trust
2.408% due 02/25/50 § ~	115,611	116,229
2.610% due 09/27/49 § ~	80,020	80,475
2.941% due 06/25/49 § ~	166,351	167,392
3.299% due 06/25/49 § ~	120,278	118,176
3.468% due 02/25/49 § ~	322,405	331,005
4.121% due 10/25/48 § ~	418,400	433,702
Verus Securitization Trust
1.977% due 04/25/60 § ~	100,000	99,912
2.417% due 01/25/60 § ~	377,477	383,163
2.724% due 01/25/60 § ~	156,717	156,059
2.913% due 07/25/59 § ~	311,275	317,808
3.000% due 11/25/59 § ~	369,641	377,504
3.100% due 11/25/59 § ~	156,429	155,855
3.117% due 07/25/59 § ~	190,915	194,903
3.211% due 05/25/59 § ~	160,566	163,935
3.402% due 12/25/59 § ~	88,219	90,593
3.677% due 06/01/58 § ~	102,924	104,451
3.779% due 06/01/58 § ~	45,836	46,233
3.830% due 06/01/58 § ~	45,836	46,181
3.836% due 02/25/59 § ~	396,254	404,448
4.148% due 10/25/58 § ~	332,383	337,105
Vista Point Securitization Trust 1.763% due 03/25/65 § ~	245,000	245,306

		15,198,477

Fannie Mae - 2.4%

3.000% due 08/01/32 - 05/01/35	522,113	555,982
3.500% due 01/01/48	490,000	517,092
due 08/01/50 #	400,000	424,133
4.500% due 04/01/26 - 01/01/50	1,036,343	1,125,036
due 07/01/50 #	170,000	182,684
5.000% due 09/01/25 - 02/01/49	623,854	710,518
6.000% due 11/01/35 - 02/01/49	369,603	431,470

		3,946,915

Freddie Mac - 0.4%

4.000% due 02/01/50	259,814	277,907
4.500% due 03/01/49 - 05/01/50	186,128	200,929
5.000% due 12/01/41	99,822	114,602
7.000% due 03/01/39	34,780	40,720
7.500% due 06/01/38	37,150	43,868

		678,026

	Principal Amount	Value
Government National Mortgage Association - 1.1%

4.000% due 07/20/48	$230,000	$244,955
due 07/20/50 #	200,000	213,531
5.000% due 01/20/48 - 06/20/49	891,529	972,267
5.500% due 09/15/45 - 02/20/49	341,519	387,136

		1,817,889

Total Mortgage-Backed Securities (Cost $27,380,409)		27,311,644

ASSET-BACKED SECURITIES - 14.6%

Allegro CLO III Ltd (Cayman) 1.831% (USD LIBOR + 0.840%) due 07/25/27 § ~	196,186	194,531
Ally Auto Receivables Trust
2.460% due 09/15/22	40,000	40,221
2.930% due 11/15/23	70,000	70,381
American Express Credit Account Master Trust 3.070% due 10/15/24	865,000	902,543
AmeriCredit Automobile Receivables Trust
1.590% due 10/20/25	165,000	163,084
1.800% due 12/18/25	160,000	154,925
2.690% due 06/19/23	110,000	112,318
2.710% due 08/18/22	100,000	101,111
2.710% due 09/08/22	315,000	318,639
2.740% due 12/08/22	535,000	542,719
3.080% due 12/18/23	522,000	534,140
3.820% due 03/18/24	860,000	891,281
Applebee’s Funding LLC 4.194% due 06/07/49 ~	150,000	133,137
ARI Fleet Lease Trust
1.910% due 04/15/26 ~	356	356
2.060% due 11/15/28 ~	190,000	185,997
2.550% due 10/15/26 ~	149,244	149,691
Ascentium Equipment Receivables Trust 2.290% due 06/10/21 ~	21,381	21,454
Avis Budget Rental Car Funding AESOP LLC
2.330% due 08/20/26 ~	125,000	121,305
2.500% due 07/20/21 ~	45,833	45,818
2.650% due 03/20/26 ~	425,000	407,909
2.720% due 11/20/22 ~	535,000	534,731
3.330% due 03/20/24 ~	260,000	254,786
3.700% due 03/20/23 ~	100,000	96,806
4.530% due 03/20/23 ~	130,000	122,313
4.950% due 03/20/25 ~	100,000	95,137
Bayview Mortgage Fund IVc Trust 3.500% due 01/28/58 § ~	136,897	138,861
Bayview Opportunity Master Fund IVb Trust 3.500% due 01/28/55 § ~	82,160	84,052
BlueMountain CLO Ltd (Cayman) 2.065% (USD LIBOR + 0.930%) due 07/18/27 § ~	268,255	263,561
BRE Grand Islander Timeshare Issuer LLC 3.280% due 09/26/33 ~	316,825	315,981
Capital Auto Receivables Asset Trust
2.700% due 09/20/22 ~	65,000	65,426
3.360% due 11/21/22 ~	160,000	163,546
3.480% due 10/20/23 ~	60,000	61,036
3.690% due 12/20/23 ~	80,000	82,021
Carmax Auto Owner Trust 2.340% due 11/17/25	105,000	104,453

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
CBAM Ltd (Cayman) 2.499% (USD LIBOR + 1.280%) due 02/12/30 § ~	$760,000	$747,372
CIFC Funding Ltd (Cayman) due 07/15/32 § # ~ ±	275,000	275,000
CNH Equipment Trust
1.930% due 03/15/24	315,000	316,006
3.010% due 04/15/24	195,000	200,728
Cole Park CLO Ltd (Cayman) 2.185% (USD LIBOR + 1.050%) due 10/20/28 § ~	435,000	430,128
Daimler Trucks Retail Trust 1.370% due 06/15/27	265,000	264,846
Driven Brands Funding LLC 5.216% due 07/20/45 ~	415,425	433,549
Elara HGV Timeshare Issuer LLC
2.530% due 02/25/27 ~	21,004	20,908
2.690% due 03/25/30 ~	47,002	47,056
2.730% due 04/25/28 ~	147,288	145,678
Enterprise Fleet Financing LLC 3.140% due 02/20/24 ~	70,477	71,229
Ford Credit Auto Owner Trust
2.030% due 12/15/27 ~	350,000	354,173
3.520% due 07/15/30 ~	545,000	583,750
GM Financial Automobile Leasing Trust
1.560% due 07/22/24	345,000	347,143
2.560% due 07/22/24	95,000	96,386
3.110% due 12/20/21	105,000	105,590
3.370% due 10/20/22	245,000	246,246
3.500% due 04/20/22	80,000	80,754
3.560% due 12/20/22	275,000	280,586
GM Financial Consumer Automobile Trust 2.450% due 07/17/23 ~	100,000	100,812
GMF Floorplan Owner Revolving Trust
2.630% due 07/15/22 ~	190,000	189,826
2.700% due 04/15/24 ~	170,000	174,152
3.240% due 03/15/23 ~	352,000	354,801
GreatAmerica Leasing Receivables Funding LLC 2.600% due 06/15/21 ~	35,753	35,904
Hardee’s Funding LLC 4.250% due 06/20/48 ~	132,673	135,000
Hilton Grand Vacations Trust
1.770% due 11/25/26 ~	31,448	31,356
2.660% due 12/26/28 ~	36,022	35,597
2.960% due 12/26/28 ~	36,022	33,345
Hyundai Auto Receivables Trust
2.380% due 04/17/23	395,000	400,428
2.940% due 05/15/25	165,000	172,318
Madison Park Funding Ltd (Cayman) 2.299% (USD LIBOR + 1.190%) due 10/21/30 § ~	500,000	492,361
2.519% (USD LIBOR + 1.300%) due 07/15/32 § ~	250,000	243,710
Metlife Securitization Trust 3.000% due 04/25/55 § ~	103,454	108,314
Mill City Mortgage Loan Trust 2.500% due 04/25/57 § ~	28,309	28,712
MMAF Equipment Finance LLC
2.040% due 02/16/22 ~	21,414	21,470
3.200% due 09/12/22 ~	210,000	213,624
MVW Owner Trust
2.150% due 04/22/30 ~	9,088	9,100
2.420% due 12/20/34 ~	317,099	315,872
2.890% due 11/20/36 ~	357,293	364,200

	Principal Amount	Value
Navient Private Education Refi Loan Trust
2.150% due 11/15/68 ~	$605,000	$613,425
2.400% due 10/15/68 ~	189,064	192,927
2.460% due 11/15/68 ~	195,000	199,696
2.820% due 02/15/68 ~	130,745	131,751
Navient Student Loan Trust 2.640% due 05/15/68 ~	360,000	368,389
Neuberger Berman CLO Ltd (Cayman) 2.069% (USD LIBOR + 0.850%) due 01/15/28 § ~	245,210	243,350
OCP CLO Ltd (Cayman) 1.811% (USD LIBOR + 0.820%) due 10/26/27 § ~	272,773	270,091
2.255% (USD LIBOR + 1.120%) due 07/20/29 § ~	415,000	408,256
OZLM VIII Ltd (Cayman) 2.305% (USD LIBOR + 1.170%) due 10/17/29 § ~	248,774	243,178
Planet Fitness Master Issuer LLC 4.262% due 09/05/48 ~	196,500	198,358
Santander Drive Auto Receivables Trust
2.460% due 03/15/22	11,402	11,415
2.580% due 05/16/22	595	596
3.210% due 09/15/23	210,000	212,187
3.270% due 01/17/23	43,035	43,181
4.020% due 04/15/22	58,664	58,742
Santander Retail Auto Lease Trust
2.520% due 11/20/24 ~	165,000	162,330
2.880% due 06/20/24 ~	410,000	408,696
2.960% due 11/21/22 ~	85,000	85,187
3.010% due 05/22/23 ~	180,000	182,875
Sierra Timeshare Conduit Receivables Funding LLC 2.910% due 03/20/34 ~	506,451	503,680
Sierra Timeshare Receivables Funding LLC
2.330% due 07/20/33 ~	13,289	13,292
2.430% due 10/20/33 ~	36,996	36,934
2.580% due 09/20/32 ~	125,926	125,799
3.080% due 03/21/33 ~	100,487	100,397
SLM Student Loan Trust 0.585% (USD LIBOR + 0.400%) due 03/25/25 §	103,700	96,045
2.491% (USD LIBOR + 1.500%) due 04/25/23 §	18,613	18,227
2.691% (USD LIBOR + 1.700%) due 07/25/23 §	28,950	28,503
SMB Private Education Loan Trust 1.185% (USD LIBOR + 1.000%) due 06/15/27 § ~	44,309	44,102
1.335% (USD LIBOR + 1.150%) due 05/15/26 § ~	77,038	77,139
1.685% (USD LIBOR + 1.500%) due 04/15/32 § ~	225,000	225,381
3.050% due 05/15/26 ~	36,253	36,602
3.600% due 01/15/37 ~	131,861	137,215
Synchrony Card Funding LLC 2.340% due 06/15/25	430,000	442,807
Synchrony Credit Card Master Note Trust
2.620% due 09/15/23	85,000	85,086
3.360% due 03/15/24	780,000	785,175

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Towd Point Mortgage Trust
2.250% due 07/25/56 § ~	$36,243	$36,661
2.750% due 02/25/55 § ~	22,037	22,359
2.750% due 04/25/55 § ~	29,598	29,902
2.750% due 05/25/55 § ~	30,710	30,992
2.750% due 08/25/55 § ~	34,520	35,342
2.750% due 10/25/56 § ~	44,680	45,905
2.750% due 04/25/57 § ~	94,492	96,273
3.000% due 01/25/58 § ~	73,049	76,095
3.750% due 05/25/58 § ~	98,007	106,041
Verizon Owner Trust
2.530% due 04/20/22 ~	120,000	120,793
2.650% due 09/20/21 ~	100,000	100,035
Volvo Financial Equipment LLC 3.060% due 12/15/25 ~	265,000	263,580
World Omni Auto Receivables Trust 1.640% due 08/17/26	120,000	119,653

Total Asset-Backed Securities (Cost $23,710,619)		23,856,945

U.S. TREASURY OBLIGATIONS - 17.9%

U.S. Treasury Notes - 17.9%

0.125% due 04/30/22	13,235,000	13,227,245
0.375% due 03/31/22	1,150,000	1,154,290
1.750% due 06/15/22	14,560,000	15,013,578

		29,395,113

Total U.S. Treasury Obligations (Cost $29,385,572)		29,395,113

	Principal Amount	Value
MUNICIPAL BONDS - 0.1%

State of Connecticut
1.998% due 07/01/24	$55,000	$56,923
2.000% due 07/01/23	20,000	20,589
2.098% due 07/01/25	35,000	36,521

Total Municipal Bonds (Cost $110,117)		114,033

SHORT-TERM INVESTMENTS - 3.4%

Commercial Paper - 0.6%

Boeing Co
2.185% due 11/16/20	345,000	342,433
2.343% due 11/04/20	360,000	357,578
Ford Motor Credit Co LLC 3.223% due 07/27/20	260,000	259,311

		959,322

	Shares
Money Market Fund - 2.8%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.110%	4,674,905	4,674,905

Total Short-Term Investments (Cost $5,633,572)		5,634,227

TOTAL INVESTMENTS - 101.9% (Cost $165,455,943)		166,940,571

DERIVATIVES - 0.0%		(19,765)

OTHER ASSETS & LIABILITIES, NET - (1.9%)		(3,054,766)

NET ASSETS - 100.0%		$163,866,040

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Notes to Schedule of Investments

(a)	Open futures contracts outstanding as of June 30, 2020 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	09/20	133	$29,367,213	$29,370,141	$2,928
U.S. Treasury Ultra 10-Year Notes	09/20	2	314,097	314,969	872

					3,800

Short Futures Outstanding
U.S. Treasury 5-Year Notes	09/20	46	5,770,490	5,784,141	(13,651)
U.S. Treasury 10-Year Notes	09/20	33	4,582,758	4,592,672	(9,914)

					(23,565)

Total Futures Contracts					($19,765)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

		Total Value at June 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$80,628,609	$—	$80,628,609	$—
	Mortgage-Backed Securities	27,311,644	—	27,311,644	—
	Asset-Backed Securities	23,856,945	—	23,581,945	275,000
	U.S. Treasury Obligations	29,395,113	—	29,395,113	—
	Municipal Bonds	114,033	—	114,033	—
	Short-Term Investments	5,634,227	4,674,905	959,322	—
	Derivatives:
	Interest Rate Contracts
	Futures	3,800	3,800	—	—

	Total Assets	166,944,371	4,678,705	161,990,666	275,000

Liabilities	Derivatives:
	Interest Rate Contracts
	Futures	(23,565)	(23,565)	—	—

	Total Liabilities - Derivatives	(23,565)	(23,565)	—	—

	Total	$166,920,806	$4,655,140	$161,990,666	$275,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments

June 30, 2020 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 24.1%

Argentina - 0.2%

MSU Energy SA 6.875% due 02/01/25 ~	$150,000	$95,625
YPF SA 8.500% due 07/28/25 ~	50,000	37,318

		132,943

Azerbaijan - 0.9%

Southern Gas Corridor CJSC 6.875% due 03/24/26 ~	437,000	503,699
State Oil Co of the Azerbaijan Republic 6.950% due 03/18/30 ~	200,000	236,638

		740,337

Bahrain - 0.5%

BBK BSC 5.500% due 07/09/24 ~	200,000	197,907
The Oil and Gas Holding Co BSCC 8.375% due 11/07/28 ~	200,000	221,279

		419,186

Brazil - 3.3%

Braskem Netherlands Finance BV 5.875% due 01/31/50 ~	200,000	176,550
CSN Islands XI Corp 6.750% due 01/28/28 ~	200,000	172,250
NBM US Holdings Inc 7.000% due 05/14/26 ~	400,000	401,660
Petrobras Global Finance BV
5.093% due 01/15/30 ~	176,000	175,648
6.850% due 06/05/15	325,000	323,278
6.875% due 01/20/40	190,000	200,886
Rede D’or Finance SARL 4.500% due 01/22/30 ~	200,000	176,312
Rumo Luxembourg SARL 5.250% due 01/10/28 ~	220,000	220,000
Vale Overseas Ltd
6.875% due 11/21/36	165,000	216,281
6.875% due 11/10/39	200,000	261,861
Votorantim Cimentos International SA 7.250% due 04/05/41 ~	400,000	459,218

		2,783,944

Chile - 2.0%

Corp Nacional del Cobre de Chile
4.375% due 02/05/49 ~	246,000	281,058
4.500% due 08/01/47 ~	275,000	316,393
4.875% due 11/04/44 ~	200,000	239,500
5.625% due 10/18/43 ~	200,000	260,456
Empresa Nacional del Petroleo 4.500% due 09/14/47 ~	200,000	210,624
VTR Comunicaciones SPA 5.125% due 01/15/28 ~	200,000	205,100
VTR Finance NV 6.875% due 01/15/24 ~	180,000	184,126

		1,697,257

	Principal Amount	Value
China - 1.1%

China Evergrande Group 7.500% due 06/28/23 ~	$200,000	$168,489
China SCE Group Holdings Ltd 5.875% due 03/10/22 ~	200,000	197,245
Scenery Journey Ltd 11.000% due 11/06/20 ~	200,000	202,000
Sinochem Overseas Capital Co Ltd 4.500% due 11/12/20 ~	100,000	101,205
Sunac China Holdings Ltd 7.500% due 02/01/24 ~	225,000	225,258

		894,197

Colombia - 1.6%

Banco de Bogota SA 6.250% due 05/12/26 ~	200,000	212,088
Bancolombia SA 4.625% due 12/18/29	200,000	189,000
Empresas Publicas de Medellin ESP 8.375% due 11/08/27 ~	COP 336,000,000	94,669
Grupo Aval Ltd 4.375% due 02/04/30 ~	$200,000	190,438
Millicom International Cellular SA
5.125% due 01/15/28 ~	200,000	201,752
6.000% due 03/15/25 ~	200,000	205,750
6.625% due 10/15/26 ~	200,000	213,403

		1,307,100

Georgia - 0.2%

Georgian Railway JSC 7.750% due 07/11/22 ~	200,000	202,500

India - 0.5%

Bharti Airtel Ltd 4.375% due 06/10/25 ~	200,000	207,034
Greenko Solar Mauritius Ltd 5.550% due 01/29/25 ~	200,000	197,961

		404,995

Indonesia - 1.4%

P.T. Indonesia Asahan Aluminium Persero
5.450% due 05/15/30 ~	200,000	223,540
5.710% due 11/15/23 ~	200,000	217,492
P.T. Pertamina Persero 6.000% due 05/03/42 ~	200,000	238,966
P.T. Perusahaan Listrik Negara
5.500% due 11/22/21 ~	230,000	240,954
6.150% due 05/21/48 ~	202,000	251,852

		1,172,804

Ireland - 0.7%

C&W Senior Financing DAC
6.875% due 09/15/27 ~	400,000	398,162
7.500% due 10/15/26 ~	200,000	205,081

		603,243

Israel - 0.2%

Teva Pharmaceutical Finance Netherlands III BV 2.800% due 07/21/23	200,000	189,555

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Jamaica - 0.1%

Digicel International Finance Ltd
8.000% due 12/31/26 ~	$38,670	$23,395
8.750% due 05/25/24 ~	76,867	75,330
6.000% Cash or 7.000% PIK due 12/31/25 ~	9,821	8,323

		107,048

Kazakhstan - 1.4%

Development Bank of Kazakhstan JSC 4.125% due 12/10/22 ~	220,000	229,293
Halyk Savings Bank of Kazakhstan JSC 5.500% due 12/21/22 ~	66,249	66,169
Kazakhstan Temir Zholy Finance BV 6.950% due 07/10/42 ~	500,000	666,350
KazMunayGas National Co JSC 5.375% due 04/24/30 ~	200,000	227,025

		1,188,837

Luxembourg - 0.6%

Altice Financing SA 7.500% due 05/15/26 ~	450,000	472,511

Mexico - 4.4%

Alfa SAB de CV 6.875% due 03/25/44 ~	200,000	234,111
Axtel SAB de CV 6.375% due 11/14/24 ~	200,000	208,225
BBVA Bancomer SA 5.125% due 01/18/33 ~	200,000	186,769
Cemex SAB de CV
5.450% due 11/19/29 ~	225,000	208,044
7.750% due 04/16/26 ~	200,000	204,652
Comision Federal de Electricidad
5.750% due 02/14/42 ~	200,000	213,002
8.180% due 12/23/27 ~	MXN 950,000	39,396
Petroleos Mexicanos
5.350% due 02/12/28	$243,000	204,641
6.350% due 02/12/48	203,000	151,001
6.750% due 09/21/47	702,000	540,982
6.950% due 01/28/60 ~	978,000	753,177
7.190% due 09/12/24 ~	MXN 3,170,000	117,502
7.690% due 01/23/50 ~	$466,000	389,788
Trust Fibra Uno 6.390% due 01/15/50 ~	200,000	211,109

		3,662,399

Morocco - 0.3%

OCP SA 6.875% due 04/25/44 ~	200,000	243,681

Pakistan - 0.2%

The Third Pakistan International Sukuk Co Ltd 5.625% due 12/05/22 ~	200,000	195,500

Peru - 0.4%

Banco de Credito del Peru 4.850% due 10/30/20 ~	PEN 48,000	13,675
Patrimonio EN Fideicomiso 5.750% due 04/03/28 ~	$40,000	39,393

	Principal Amount	Value
Petroleos del Peru SA 5.625% due 06/19/47 ~	$200,000	$235,119

		288,187

Philippines - 0.3%

Power Sector Assets & Liabilities
Management Corp
7.390% due 12/02/24 ~	208,000	256,194

Russia - 0.3%

SCF Capital Designated Activity Co 5.375% due 06/16/23 ~	232,000	248,974

Saudi Arabia - 0.5%

Acwa Power Management And
Investments One Ltd
5.950% due 12/15/39 ~	200,000	217,900
Arabian Centres Sukuk Ltd 5.375% due 11/26/24 ~	200,000	177,100

		395,000

South Africa - 0.7%

Absa Group Ltd 6.250% due 04/25/28 ~	200,000	202,570
Eskom Holdings SOC Ltd 7.125% due 02/11/25 ~	200,000	186,050
Gold Fields Orogen Holdings BVI Ltd 6.125% due 05/15/29 ~	200,000	229,260

		617,880

Ukraine - 1.2%

Metinvest BV 7.750% due 04/23/23 ~	200,000	199,100
MHP Lux SA 6.950% due 04/03/26 ~	200,000	203,852
MHP SE 7.750% due 05/10/24 ~	200,000	210,000
Ukreximbank Via Biz Finance PLC 9.750% due 01/22/25 ~	200,000	203,300
VF Ukraine PAT via VFU Funding PLC 6.200% due 02/11/25 ~	200,000	198,500

		1,014,752

United Kingdom - 0.3%

Standard Chartered Bank
6.625% due 05/17/33 ~	IDR 270,000,000	17,340
8.125% due 05/17/24 ~	369,000,000	27,342
8.250% due 05/19/36 ~	980,000,000	71,464
8.375% due 03/17/34 ~	810,000,000	59,827
9.000% due 03/20/29 ~	311,000,000	24,170
11.000% due 09/17/25 ~	432,000,000	35,867
12.800% due 06/17/21 ~	157,000,000	11,810

		247,820

United States - 0.6%
JBS Investments II GmbH 5.750% due 01/15/28 ~	$200,000	198,050
JPMorgan Chase Bank NA 7.500% due 08/17/32 § ~	IDR 3,906,000,000	278,104

		476,154

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Venezuela - 0.2%

Petroleos de Venezuela SA
5.375% due 04/12/27 *y~	$113,000	$3,277
8.500% due 10/27/20 y~	1,460,500	146,050
9.000% due 11/17/21 *y~	239,354	6,941
9.750% due 05/17/35 *y~	306,278	9,189
12.750% due 02/17/22 *y~	117,000	3,393

		168,850

Total Corporate Bonds & Notes (Cost $20,062,847)		20,131,848

FOREIGN GOVERNMENT BONDS & NOTES - 69.0%

Angola - 1.7%

Angolan Government
8.000% due 11/26/29 ~	281,000	232,387
8.250% due 05/09/28 ~	200,000	165,559
9.125% due 11/26/49 ~	400,000	326,000
9.375% due 05/08/48 ~	400,000	327,143
9.500% due 11/12/25 ~	432,000	390,786

		1,441,875

Argentina - 2.8%

Argentine Republic Government
3.750% due 12/31/38 §y	726,217	288,159
4.625% due 01/11/23 y	707,000	298,456
5.625% due 01/26/22 y	594,000	248,301
5.875% due 01/11/28 y	463,000	187,311
6.875% due 04/22/21 y	998,000	421,281
6.875% due 01/11/48 y	1,044,000	410,553
7.500% due 04/22/26 y	293,000	120,039
7.625% due 04/22/46 y	377,000	148,649
8.280% due 12/31/33 y	266,380	122,009
8.280% due 12/31/33 y	96,738	43,152
Bonos del Tesoro Nacional en Pesos Badlar 26.415% (ARS Deposit + 2.000%) due 04/03/22 §Ω	ARS 4,931,267	34,738
Ciudad Autonoma De Buenos Aires 32.895% (ARS Deposit + 3.250%) due 03/29/24 §Ω	2,641,873	16,270
Provincia de Buenos Aires 37.596% (ARS Deposit + 3.750%) due 04/12/25 §~Ω	3,804,000	22,178

		2,361,096

Bahrain - 0.3%

Bahrain Government 7.500% due 09/20/47 ~	$202,000	226,154

Belarus - 0.6%

Republic of Belarus
6.875% due 02/28/23 ~	260,000	261,279
7.625% due 06/29/27 ~	200,000	206,855

		468,134

Brazil - 4.9%

Brazil Letras do Tesouro Nacional 4.618% due 07/01/23	BRL 8,529,000	1,369,544

	Principal Amount	Value
Brazil Notas do Tesouro Nacional ‘F’
10.000% due 01/01/27	BRL 5,680,000	$1,238,196
10.000% due 01/01/29	2,021,000	446,191
10.000% due 01/01/31	2,110,000	470,576
Brazilian Government
4.625% due 01/13/28	$200,000	209,937
5.625% due 01/07/41	100,000	104,250
7.125% due 01/20/37	130,000	156,396
8.250% due 01/20/34	90,000	117,085

		4,112,175

Chile - 0.7%

Bonos de la Tesoreria de la Republica
1.500% due 03/01/26 ^	CLP 229,563,680	308,255
1.900% due 09/01/30 ^	14,347,730	21,368
2.000% due 03/01/35 ^	14,347,750	22,518
Bonos de la Tesoreria de la Republica en pesos 4.700% due 09/01/30 ~	130,000,000	192,606

		544,747

Colombia - 3.6%

Colombia Government
3.875% due 04/25/27	$220,000	232,885
4.000% due 02/26/24	200,000	210,063
4.125% due 05/15/51	200,000	201,400
5.625% due 02/26/44	200,000	239,359
6.125% due 01/18/41	283,000	351,628
7.375% due 09/18/37	110,000	150,150
8.125% due 05/21/24	164,000	196,988
Colombian TES
4.750% due 02/23/23 ^	COP 967,831,300	276,473
5.750% due 11/03/27	162,500,000	43,543
6.000% due 04/28/28	128,200,000	34,742
6.250% due 11/26/25	119,600,000	34,523
7.000% due 05/04/22	1,336,100,000	380,226
7.000% due 06/30/32	61,800,000	16,965
7.250% due 10/18/34	495,200,000	137,604
7.500% due 08/26/26	899,200,000	272,705
10.000% due 07/24/24	700,000,000	229,469

		3,008,723

Costa Rica - 0.4%

Costa Rica Government
5.625% due 04/30/43 ~	$200,000	150,300
6.125% due 02/19/31 ~	200,000	173,450

		323,750

Croatia - 0.7%

Croatia Government
6.000% due 01/26/24 ~	310,000	355,531
6.625% due 07/14/20 ~	260,000	260,646

		616,177

Czech Republic - 0.5%

Czech Republic Government
0.950% due 05/15/30 ~	CZK 1,690,000	72,278
1.000% due 06/26/26 ~	130,000	5,611
2.000% due 10/13/33	6,710,000	321,666
4.200% due 12/04/36 ~	240,000	14,823

		414,378

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Dominican Republic - 2.5%

Dominican Republic
5.500% due 01/27/25 ~	$100,000	$101,515
5.875% due 04/18/24 ~	325,000	334,310
6.000% due 07/19/28 ~	200,000	201,912
6.600% due 01/28/24 ~	200,000	210,431
6.850% due 01/27/45 ~	615,000	592,552
6.875% due 01/29/26 ~	440,000	462,686
7.450% due 04/30/44 ~	130,000	134,550
7.500% due 05/06/21 ~	54,667	56,512

		2,094,468

Ecuador - 4.3%

Ecuador Government
7.775% due 01/23/28 y~	514,000	213,315
7.950% due 06/20/24 y~	968,000	479,170
8.750% due 06/02/23 y~	258,000	118,938
8.875% due 10/23/27 y~	1,166,000	494,093
9.500% due 03/27/30 *y~	947,000	406,026
9.625% due 06/02/27 y~	650,000	279,500
9.650% due 12/13/26 y~	1,491,000	646,721
10.650% due 01/31/29 y ~	984,000	408,606
10.750% due 03/28/22 y ~	1,106,000	541,940

		3,588,309

Egypt - 2.3%

Egypt Government
6.588% due 02/21/28 ~	200,000	197,986
7.600% due 03/01/29 ~	280,000	286,146
7.625% due 05/29/32 ~	200,000	195,718
7.903% due 02/21/48 ~	300,000	278,431
8.500% due 01/31/47 ~	447,000	438,675
8.700% due 03/01/49 ~	339,000	333,717
8.875% due 05/29/50 ~	216,000	214,019

		1,944,692

El Salvador - 1.3%

El Salvador Government
5.875% due 01/30/25 ~	98,000	86,485
6.375% due 01/18/27 ~	226,000	194,927
7.125% due 01/20/50 ~	284,000	232,454
7.625% due 02/01/41 ~	150,000	128,100
7.650% due 06/15/35 ~	149,000	130,002
8.250% due 04/10/32 ~	142,000	130,285
8.625% due 02/28/29 ~	201,000	193,465

		1,095,718

Gabon - 1.0%

Gabon Government
6.375% due 12/12/24 ~	453,000	431,698
6.625% due 02/06/31 ~	494,000	442,607

		874,305

Ghana - 0.8%

Ghana Government
7.625% due 05/16/29 ~	200,000	189,640
8.125% due 03/26/32 ~	200,000	188,800
8.950% due 03/26/51 ~	326,000	299,892

		678,332

	Principal Amount	Value

Hungary - 0.9%

Hungary Government
3.000% due 10/27/27	HUF 14,560,000	$50,415
3.000% due 08/21/30	48,840,000	167,337
5.375% due 03/25/24	$154,000	175,198
5.750% due 11/22/23	220,000	250,494
6.750% due 10/22/28	HUF 19,920,000	87,189
7.625% due 03/29/41	$30,000	50,431

		781,064

India - 0.2%

Export-Import Bank of India 4.000% due 01/14/23 ~	200,000	209,307

Indonesia - 5.5%

Indonesia Government
4.750% due 07/18/47 ~	200,000	235,638
5.125% due 01/15/45 ~	200,000	245,894
5.250% due 01/17/42 ~	200,000	248,056
5.250% due 01/08/47 ~	221,000	277,384
5.950% due 01/08/46 ~	200,000	273,884
7.750% due 01/17/38 ~	130,000	196,462
8.500% due 10/12/35 ~	100,000	155,850
Indonesia Treasury
6.125% due 05/15/28	IDR 1,352,000,000	88,881
6.625% due 05/15/33	3,646,000,000	234,150
7.000% due 05/15/27	3,798,000,000	266,671
7.000% due 09/15/30	2,946,000,000	203,384
7.500% due 06/15/35	2,582,000,000	178,996
7.750% due 04/15/31	579,000,000	41,093
8.250% due 05/15/29	6,698,000,000	500,674
8.250% due 05/15/36	1,332,000,000	97,133
8.375% due 03/15/24	4,465,000,000	332,257
8.375% due 09/15/26	7,205,000,000	544,977
8.375% due 04/15/39	3,886,000,000	287,023
Perusahaan Penerbit SBSN Indonesia III 4.550% due 03/29/26 ~	$200,000	221,776

		4,630,183

Ivory Coast - 0.8%

Ivory Coast Government
5.875% due 10/17/31 ~	EUR 225,000	238,146
6.375% due 03/03/28 ~	$200,000	205,048
6.875% due 10/17/40 ~	EUR 229,000	241,681

		684,875

Kenya - 0.3%

Kenya Government 8.000% due 05/22/32 ~	$246,000	243,619

Lebanon - 0.9%

Lebanon Government
5.800% due 04/14/21 *y ~	312,000	62,030
6.000% due 01/27/23 y ~	60,000	10,905
6.100% due 10/04/22 y ~	853,000	161,217
6.150% due 06/19/21 y	540,000	106,650
6.375% due 03/09/21 y	438,000	87,145
6.600% due 11/27/26 y ~	152,000	27,303
6.850% due 03/23/27 y ~	421,000	75,877
7.000% due 03/23/32 y ~	253,000	45,527
7.050% due 11/02/35 *y ~	9,000	1,621

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
7.250% due 03/23/37 y ~	$159,000	$29,981
8.250% due 04/12/21 y ~	873,000	168,053

		776,309

Malaysia - 0.8%

Malaysia Government
3.733% due 06/15/28	MYR 230,000	$56,791
3.828% due 07/05/34	524,000	129,062
3.885% due 08/15/29	185,000	46,596
3.899% due 11/16/27	51,000	12,759
4.065% due 06/15/50	639,000	150,285
4.181% due 07/15/24	217,000	54,051
4.232% due 06/30/31	201,000	51,365
4.498% due 04/15/30	241,000	62,956
4.642% due 11/07/33	180,000	47,884
4.921% due 07/06/48	66,000	17,724
4.935% due 09/30/43	28,000	7,498

		636,971

Mexico - 2.5%

Mexican Bonos
7.500% due 06/03/27	MXN 1,720,000	83,423
7.750% due 11/23/34	5,460,000	269,920
7.750% due 11/13/42	2,120,000	100,835
8.000% due 11/07/47	5,100,000	248,837
8.500% due 05/31/29	5,340,000	275,235
8.500% due 11/18/38	8,950,000	462,404
10.000% due 12/05/24	1,780,000	93,255
Mexico Government
4.750% due 03/08/44	$102,000	107,538
5.550% due 01/21/45	122,000	144,401
5.750% due 10/12/10	136,000	151,204
6.050% due 01/11/40	92,000	112,405

		2,049,457

Morocco - 0.4%

Morocco Government 4.250% due 12/11/22 ~	320,000	337,822

Nigeria - 0.9%

Nigeria Government
6.500% due 11/28/27 ~	200,000	190,900
7.625% due 11/28/47 ~	374,000	335,168
9.248% due 01/21/49 ~	200,000	203,090

		729,158

Oman - 0.7%

Oman Government
6.500% due 03/08/47 ~	400,000	347,497
6.750% due 01/17/48 ~	266,000	231,221

		578,718

Pakistan - 1.0%

Pakistan Government
6.875% due 12/05/27 ~	400,000	395,480
8.250% due 04/15/24 ~	259,000	270,904
8.250% due 09/30/25 ~	200,000	209,375

		875,759

	Principal Amount	Value
Panama - 1.1%

Panama Government
4.300% due 04/29/53	$200,000	$239,752
6.700% due 01/26/36	206,000	297,270
8.875% due 09/30/27	116,000	165,134
9.375% due 04/01/29	118,000	179,485

		881,641

Paraguay - 0.3%

Paraguay Government 4.625% due 01/25/23 ~	200,000	210,502

Peru - 2.6%

Fondo MIVIVIENDA SA 7.000% due 02/14/24 ~	PEN 236,000	74,183
Peruvian Government
5.350% due 08/12/40 ~	523,000	148,471
5.400% due 08/12/34 ~	527,000	157,088
5.625% due 11/18/50	$380,000	601,082
6.950% due 08/12/31 ~	PEN 1,315,000	452,687
7.350% due 07/21/25	$178,000	227,154
8.750% due 11/21/33	288,000	481,594

		2,142,259

Philippines - 1.4%

Philippine Government
6.375% due 10/23/34	200,000	289,068
7.750% due 01/14/31	270,000	404,907
9.500% due 02/02/30	170,000	277,248
10.625% due 03/16/25	123,000	172,475

		1,143,698

Poland - 0.2%

Republic of Poland
2.750% due 04/25/28	PLN 93,000	26,132
2.750% due 10/25/29	371,000	105,628

		131,760

Qatar - 1.8%

Qatar Government
3.250% due 06/02/26 ~	$400,000	434,915
4.817% due 03/14/49 ~	535,000	705,459
5.103% due 04/23/48 ~	246,000	335,257

		1,475,631

Romania - 1.2%

Romanian Government
3.375% due 01/28/50 ~	EUR 224,000	245,002
3.624% due 05/26/30 ~	86,000	104,503
4.375% due 08/22/23 ~	$184,000	195,945
5.800% due 07/26/27	RON 1,080,000	283,141
6.125% due 01/22/44 ~	$38,000	50,063
6.750% due 02/07/22 ~	104,000	112,044

		990,698

Russia - 2.8%

Russia Federal
6.900% due 05/23/29	RUB 10,169,000	154,722
7.050% due 01/19/28	15,820,000	242,778

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
7.250% due 05/10/34	RUB 1,769,000	$27,610
7.400% due 07/17/24	7,144,000	109,296
7.700% due 03/23/33	18,108,000	291,485
7.750% due 09/16/26	19,784,000	313,828
7.950% due 10/07/26	3,126,000	49,955
8.500% due 09/17/31	24,725,000	420,050
Russia Foreign
4.375% due 03/21/29 ~	$200,000	227,750
5.250% due 06/23/47 ~	400,000	529,000

		2,366,474

Saudi Arabia - 1.2%

Saudi Government
3.750% due 01/21/55 ~	258,000	263,601
4.500% due 04/22/60 ~	200,000	230,498
5.000% due 04/17/49 ~	200,000	248,047
5.250% due 01/16/50 ~	200,000	257,708

		999,854

South Africa - 2.8%

Republic of South Africa Government
4.300% due 10/12/28	435,000	404,541
5.650% due 09/27/47	230,000	200,965
5.750% due 09/30/49	250,000	218,077
5.875% due 05/30/22	103,000	109,079
7.000% due 02/28/31	ZAR 550,000	26,106
8.000% due 01/31/30	4,878,786	260,069
8.250% due 03/31/32	9,898,912	498,171
8.750% due 01/31/44	1,792,140	81,570
8.750% due 02/28/48	5,342,051	242,836
8.875% due 02/28/35	1,333,690	66,154
9.000% due 01/31/40	1,857,760	88,646
10.500% due 12/21/26	1,631,052	107,286

		2,303,500

Sri Lanka - 0.8%

Sri Lanka Government
7.550% due 03/28/30 ~	$465,000	305,773
7.850% due 03/14/29 ~	502,000	331,981

		637,754

Suriname - 0.1%

Republic of Suriname 9.250% due 10/26/26 ~	200,000	89,140

Thailand - 0.5%

Thailand Government
2.875% due 06/17/46	THB 333,000	12,707
3.300% due 06/17/38	3,942,000	158,888
3.400% due 06/17/36	3,361,000	136,177
3.600% due 06/17/67	3,221,000	138,579

		446,351

Turkey - 3.0%

Turkey Government
4.250% due 03/13/25	$275,000	257,059
4.875% due 04/16/43	200,000	154,950
5.600% due 11/14/24	422,000	416,197
5.625% due 03/30/21	100,000	101,931
5.750% due 03/22/24	200,000	199,064
5.750% due 05/11/47	200,000	163,915
6.000% due 03/25/27	200,000	195,731

	Principal Amount	Value
6.125% due 10/24/28	$200,000	$194,686
6.350% due 08/10/24	200,000	202,750
6.750% due 05/30/40	108,000	102,087
6.875% due 03/17/36	50,000	48,803
7.375% due 02/05/25	130,000	137,248
10.500% due 08/11/27	TRY 240,000	33,478
10.600% due 02/11/26	722,000	103,978
10.700% due 08/17/22	1,019,000	153,144
11.000% due 02/24/27	81,000	11,582

		2,476,603

Ukraine - 3.3%

Ukraine Government
7.375% due 09/25/32 ~	$971,000	978,513
7.750% due 09/01/22 ~	100,000	104,450
7.750% due 09/01/23 ~	214,000	225,004
7.750% due 09/01/24 ~	103,000	107,759
7.750% due 09/01/25 ~	367,000	384,177
7.750% due 09/01/26 ~	200,000	209,041
7.750% due 09/01/27 ~	126,000	131,348
8.994% due 02/01/24 ~	312,000	336,119
9.750% due 11/01/28 ~	200,000	228,516
15.840% due 02/26/25 ~	UAH 1,247,000	54,505
16.000% due 08/11/21 ~	413,000	16,465
17.000% due 05/11/22 ~	397,000	16,461
17.250% due 01/05/22 ~	205,000	8,351

		2,800,709

United Arab Emirates - 0.2%

Abu Dhabi Government 3.125% due 09/30/49 ~	$200,000	208,750

Uruguay - 1.9%

Uruguay Government
3.875% due 07/02/40 ^	UYU 13,192,000	314,498
4.125% due 11/20/45	$115,548	133,748
4.375% due 12/15/28 ^	UYU 883,275	22,108
4.975% due 04/20/55	$317,082	407,626
5.100% due 06/18/50	97,000	125,548
7.625% due 03/21/36	145,000	220,662
7.875% due 01/15/33	188,000	285,021
8.500% due 03/15/28 ~	UYU 2,269,000	49,197
9.875% due 06/20/22 ~	1,102,000	26,088

		1,584,496

Venezuela - 0.2%

Venezuela Government
7.750% due 10/13/20 * y ~	$85,000	5,525
8.250% due 10/13/24 * y ~	166,100	10,381
9.000% due 05/07/23 * y ~	73,000	4,563
9.250% due 09/15/27 * y	252,000	15,750
9.250% due 05/07/28 * y ~	121,000	7,562
11.750% due 10/21/26 * y ~	768,700	48,044
11.950% due 08/05/31 * y ~	1,255,900	78,494
12.750% due 08/23/22 * y ~	211,000	13,187

		183,506

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Zambia - 0.3%

Zambia Government
8.500% due 04/14/24 ~	$200,000	$107,644
8.970% due 07/30/27 ~	307,000	162,268

		269,912

Total Foreign Government Bonds & Notes (Cost $57,924,964)		57,669,513

SHORT-TERM INVESTMENTS – 5.9%

Foreign Government Issues - 0.2%

Argentina Treasury Bill (Argentina)
0.000% due 07/29/20 Ω	ARS 1,114,011	11,958
0.000% due 10/29/20 Ω	5,244,404	56,475
Uruguay Monetary Regulation Bill (Uruguay)
10.309% due 12/18/20	UYU 146,000	3,304
10.730% due 02/05/21	363,000	8,089
10.757% due 03/19/21	681,000	14,996
10.793% due 02/19/21	299,000	6,635
10.932% due 03/10/21	864,000	19,053
11.076% due 06/09/21	669,000	14,359
11.089% due 06/18/21	2,506,000	53,642
11.102% due 12/08/21	573,000	11,667

		200,178

	Shares
Money Market Fund - 5.7%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.110%	4,718,048	4,718,048

Total Short-Term Investments (Cost $5,006,596)		4,918,226

TOTAL INVESTMENTS - 99.0% (Cost $82,994,407)		82,719,587

DERIVATIVES - 0.2%		130,734

OTHER ASSETS & LIABILITIES, NET - 0.8%		741,388

NET ASSETS - 100.0%		$83,591,709

Notes to Schedule of Investments

(a)

Investments with a total aggregate value of $141,619 or 0.2% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(b)	Investments with a total aggregate value of $7,004,884 or 8.4% of the Fund’s net assets were in default as of June 30, 2020.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

(c)	Forward foreign currency contracts outstanding as of June 30, 2020 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
BRL	1,116,647	USD	221,480	07/20	BRC	$—	($16,164)
BRL	1,324,569	USD	256,600	07/20	BSC	—	(13,053)
BRL	1,359,170	USD	263,400	07/20	CSF	—	(13,491)
BRL	595,563	USD	118,520	07/20	DUB	—	(9,015)
BRL	2,842,089	USD	539,040	07/20	HSB	—	(16,469)
CLP	63,241,295	USD	75,539	07/20	HSB	1,500	—
CLP	90,993,026	USD	106,737	07/20	MER	4,108	—
CNH	17,923,621	USD	2,522,145	07/20	MSC	8,600	—
COP	1,646,878,424	USD	442,400	07/20	CSF	—	(5,335)
COP	950,000,000	USD	240,379	07/20	JPM	11,742	—
COP	588,368,080	USD	157,600	07/20	MSC	—	(1,453)
CZK	21,588,641	USD	919,977	07/20	CSF	—	(9,779)
CZK	1,447,348	USD	60,000	07/20	HSB	1,022	—
HUF	15,519,845	USD	50,000	07/20	BNP	—	(775)
HUF	195,584,564	USD	614,370	07/20	BRC	5,973	—
HUF	1,904,226	USD	5,989	07/20	HSB	51	—
IDR	3,380,070,392	USD	236,654	07/20	MER	—	(5,213)
ILS	712,364	USD	207,306	09/20	MSC	—	(1,137)
INR	14,440,000	USD	190,000	07/20	JPM	554	—
INR	66,419,769	USD	868,232	07/20	MER	8,261	—
KRW	2,055,674,241	USD	1,717,022	08/20	BNP	—	(3,239)
KRW	247,455,500	USD	205,000	08/20	CIT	1,300	—
KRW	271,616,396	USD	227,000	08/20	MSC	—	(558)
KRW	508,209,690	USD	424,000	08/20	SCB	—	(314)
MXN	2,552,200	USD	115,000	07/20	BNP	—	(4,436)
MXN	15,404,445	USD	667,366	07/20	BRC	—	(27)
MXN	51,011,994	USD	2,056,438	07/20	HSB	153,462	—
MXN	1,425,375	USD	62,544	07/20	JPM	—	(796)
MXN	23,822,840	USD	994,782	07/20	MER	37,252	—
MYR	672,748	USD	156,909	09/20	DUB	—	(529)
PHP	14,813,862	USD	295,421	09/20	MER	946	—
PLN	657,009	USD	159,202	07/20	BNP	6,881	—
PLN	5,544,921	USD	1,415,235	08/20	BRC	—	(13,413)
PLN	683,565	USD	170,687	11/20	BNP	2,180	—
PLN	986,397	USD	249,207	11/20	ING	242	—
RON	1,326,351	USD	299,063	07/20	BNP	8,428	—
RON	498,801	USD	115,659	08/20	JPM	—	(234)
RUB	9,122,698	USD	130,000	07/20	BRC	—	(2,358)
RUB	25,484,950	USD	350,841	07/20	MER	5,736	—
RUB	111,720,990	USD	1,598,252	08/20	BRC	—	(39,546)
SGD	1,605,570	USD	1,157,084	08/20	ANZ	—	(4,825)
THB	474,000	USD	14,621	07/20	ANZ	714	—
THB	450,614	USD	14,051	07/20	BNP	527	—
THB	4,742,250	USD	150,000	07/20	BRC	3,419	—
THB	455,000	USD	14,035	07/20	CIT	685	—
THB	285,000	USD	8,875	07/20	HSB	345	—
THB	41,897,850	USD	1,346,008	08/20	MSC	9,427	—
TRY	3,112,138	USD	446,793	08/20	MSC	57	—
TWD	26,352,583	USD	895,281	08/20	ANZ	8,939	—
USD	385,000	BRL	1,941,497	07/20	BSC	28,019	—
USD	998,152	BRL	5,296,541	07/20	DUB	24,284	—
USD	538,443	BRL	2,842,089	08/20	HSB	16,738	—
USD	120,000	CLP	100,510,800	07/20	MER	—	(2,439)
USD	340,000	CNH	2,421,566	07/20	JPM	—	(1,916)
USD	175,000	COP	692,512,870	07/20	BNP	—	(8,786)
USD	509,060	COP	2,068,260,746	07/20	CSF	—	(39,835)
USD	45,000	COP	182,970,000	07/20	JPM	—	(3,558)
USD	45,000	COP	167,940,000	07/20	MER	430	—
USD	158,511	CZK	3,922,264	07/20	BNP	—	(6,856)
USD	46,384	EUR	41,103	07/20	BNP	189	—
USD	737,750	EUR	652,228	07/20	DUB	4,728	—
USD	97,687	IDR	1,400,000,000	07/20	JPM	1,826	—
USD	101,738	IDR	1,522,000,000	07/20	MER	—	(2,477)
USD	55,000	MXN	1,390,149	07/20	BNP	—	(5,223)
USD	901,992	MXN	21,637,988	07/20	BRC	—	(35,391)
USD	180,000	MXN	4,395,132	07/20	BSC	—	(10,402)
USD	149,900	MYR	641,946	09/20	DUB	679	—
USD	215,000	PEN	734,440	07/20	MER	7,742	—
USD	45,000	TRY	317,745	08/20	BNP	—	(623)
USD	51,000	TRY	360,718	08/20	BRC	—	(793)
USD	267,000	TRY	1,880,486	08/20	JPM	—	(3,006)
USD	240,209	ZAR	4,140,321	07/20	BRC	2,449	—
USD	38,110	ZAR	667,611	07/20	HSB	—	(228)
USD	158,000	ZAR	2,668,620	07/20	MER	4,753	—
USD	43,217	ZAR	752,000	08/20	BNP	161	—
USD	117,550	ZAR	2,061,463	08/20	HSB	—	(480)
USD	72,577	ZAR	1,274,000	09/20	SCB	—	(160)

Total Forward Foreign Currency Contracts						$374,349	($284,332)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

(d)	Swap agreements outstanding as of June 30, 2020 were as follows:

Interest Rate Swaps - Long

Receive	Pay	Payment Frequency Receive Rate / Pay Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.400%	6-Month PLN-WIBOR	A / S	LCH	03/26/23	PLN 1,060,000	$15,421	$—	$15,421
2.535%	7-Day CNY-RRR	Q / Q	LCH	03/18/25	CNY 751,180	1,037	—	1,037
2.575%	7-Day CNY-RRR	Q / Q	LCH	03/18/25	1,437,000	2,350	—	2,350
2.580%	7-Day CNY-RRR	Q / Q	LCH	03/18/25	1,376,000	2,294	—	2,294
2.582%	7-Day CNY-RRR	Q / Q	LCH	03/18/25	721,000	1,209	—	1,209
5.503%	28-day MXN TIIE	L / L	CME	06/11/25	MXN 15,010,000	19,884	—	19,884
2.325%	7-Day CNY-RRR	Q / Q	LCH	09/16/25	CNY 7,000,000	(1,478)	—	(1,478)

Total Interest Rate Swaps						$40,717	$—	$40,717

(e)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

		Total Value at June 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$20,131,848	$—	$20,131,848	$—
	Foreign Government Bonds & Notes	57,669,513	—	57,669,513	—
	Short-Term Investments	4,918,226	4,718,048	200,178	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	374,349	—	374,349	—
	Interest Rate Contracts
	Swaps	42,195	—	42,195	—

	Total Assets - Derivatives	416,544	—	416,544	—

	Total Assets	83,136,131	4,718,048	78,418,083	—

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(284,332)	—	(284,332)	—
	Interest Rate Contracts
	Swaps	(1,478)	—	(1,478)	—

	Total Liabilities - Derivatives	(285,810)	—	(285,810)	—

	Total Liabilities	(285,810)	—	(285,810)	—

	Total	$82,850,321	$4,718,048	$78,132,273	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PACIFIC FUNDSSM LARGE-CAP

Schedule of Investments

June 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.7%

Basic Materials - 2.1%

Huntsman Corp	8,195	$147,264
Linde PLC (United Kingdom)	1,520	322,407

		469,671

Communications - 16.4%

Alphabet Inc ‘A’ *	514	728,878
Amazon.com Inc *	468	1,291,128
Discovery Inc ‘A’ *	9,121	192,453
Facebook Inc ‘A’ *	2,970	674,398
The Walt Disney Co	3,485	388,612
Verizon Communications Inc	7,166	395,062

		3,670,531

Consumer, Cyclical - 5.2%

AutoZone Inc *	197	222,240
Best Buy Co Inc	3,240	282,755
Darden Restaurants Inc	2,393	181,318
PulteGroup Inc	6,045	205,711
Target Corp	2,296	275,359

		1,167,383

Consumer, Non-Cyclical - 24.4%

Abbott Laboratories	3,652	333,902
AbbVie Inc	3,688	362,088
AmerisourceBergen Corp	2,214	223,105
Boston Scientific Corp *	6,162	216,348
Charles River Laboratories International Inc *	645	112,456
Cigna Corp	1,387	260,271
Constellation Brands Inc ‘A’	1,454	254,377
Eli Lilly and Co	2,181	358,077
Johnson & Johnson	2,243	315,433
Kimberly-Clark Corp	1,502	212,308
Medtronic PLC	3,204	293,807
Merck & Co Inc	5,128	396,548
Mondelez International Inc ‘A’	5,147	263,166
Quanta Services Inc	5,384	211,214
The Procter & Gamble Co	3,986	476,606
Thermo Fisher Scientific Inc	964	349,296
UnitedHealth Group Inc	1,510	445,374
US Foods Holding Corp *	7,109	140,189
Vertex Pharmaceuticals Inc *	810	235,151

		5,459,716

Energy - 2.4%

Chevron Corp	3,057	272,776
ConocoPhillips	6,183	259,810

		532,586

Financial - 15.8%

American Tower Corp REIT	1,569	405,649
Bank of America Corp	17,678	419,853
BlackRock Inc	549	298,705
Boston Properties Inc REIT	1,355	122,465
JPMorgan Chase & Co	4,538	426,844
State Street Corp	2,868	182,261
The Allstate Corp	2,309	223,950
The Charles Schwab Corp	2,937	99,094
The Hartford Financial Services Group Inc	6,631	255,625

	Shares	Value
Truist Financial Corp	5,619	$210,993
Visa Inc ‘A’	3,334	644,029
Willis Towers Watson PLC	1,258	247,763

		3,537,231

Industrial - 7.0%

Honeywell International Inc	1,901	274,866
Kansas City Southern	1,509	225,279
L3Harris Technologies Inc	1,151	195,290
Martin Marietta Materials Inc	960	198,307
Northrop Grumman Corp	736	226,276
Parker-Hannifin Corp	975	178,688
The Boeing Co	1,458	267,251

		1,565,957

Technology - 22.6%

Activision Blizzard Inc	2,054	155,899
Adobe Inc *	969	421,815
Apple Inc	3,683	1,343,558
Broadcom Inc	750	236,707
Cerner Corp	4,114	282,015
Lam Research Corp	878	283,998
Leidos Holdings Inc	2,261	211,788
Micron Technology Inc *	3,796	195,570
Microsoft Corp	7,141	1,453,265
Skyworks Solutions Inc	1,901	243,062
Synopsys Inc *	1,262	246,090

		5,073,767

Utilities - 2.8%

DTE Energy Co	3,046	327,445
Duke Energy Corp	3,867	308,935

		636,380

Total Common Stocks (Cost $17,174,480)		22,113,222

SHORT-TERM INVESTMENT - 1.0%

Money Market Fund - 1.0%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.110%	223,638	223,638

Total Short-Term Investment (Cost $223,638)		223,638

TOTAL INVESTMENTS - 99.7% (Cost $17,398,118)		22,336,860

OTHER ASSETS & LIABILITIES, NET - 0.3%		70,270

NET ASSETS - 100.0%		$22,407,130

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PACIFIC FUNDS LARGE-CAP

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

		Total Value at June 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$22,113,222	$22,113,222	$—	$—
	Short-Term Investment	223,638	223,638	—	—

	Total	$22,336,860	$22,336,860	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PACIFIC FUNDSSM LARGE-CAP VALUE

Schedule of Investments

June 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.8%

Basic Materials - 2.3%

Air Products and Chemicals Inc	1,137	$274,540
Huntsman Corp	8,131	146,114

		420,654

Communications - 13.0%

Alphabet Inc ‘A’ *	299	423,997
AT&T Inc	4,438	134,161
Cisco Systems Inc	5,544	258,572
Comcast Corp ‘A’	9,968	388,553
Discovery Inc ‘A’ *	9,313	196,504
E*TRADE Financial Corp	4,189	208,319
The Walt Disney Co	1,914	213,430
Verizon Communications Inc	9,767	538,455

		2,361,991

Consumer, Cyclical - 4.5%

Best Buy Co Inc	2,724	237,723
Darden Restaurants Inc	1,796	136,083
PulteGroup Inc	5,031	171,205
Target Corp	2,292	274,880

		819,891

Consumer, Non-Cyclical - 23.5%

AbbVie Inc	2,805	275,395
AmerisourceBergen Corp	2,451	246,987
Biogen Inc *	178	47,624
Cigna Corp	1,098	206,040
Eli Lilly and Co	1,549	254,315
Hill-Rom Holdings Inc	2,086	229,001
Johnson & Johnson	3,406	478,986
Kimberly-Clark Corp	2,257	319,027
Medtronic PLC	4,476	410,449
Merck & Co Inc	3,279	253,565
Mondelez International Inc ‘A’	5,128	262,195
PepsiCo Inc	2,015	266,504
Quanta Services Inc	6,793	266,489
The Procter & Gamble Co	2,208	264,010
Thermo Fisher Scientific Inc	864	313,062
UnitedHealth Group Inc	602	177,560

		4,271,209

Energy - 5.7%

Chevron Corp	4,080	364,058
Concho Resources Inc	2,753	141,779
ConocoPhillips	4,345	182,577
EOG Resources Inc	4,006	202,944
Phillips 66	2,074	149,121

		1,040,479

Financial - 23.2%

American Express Co	1,437	136,802
Bank of America Corp	22,114	525,207
Berkshire Hathaway Inc ‘B’ *	1,086	193,862
Boston Properties Inc REIT	2,049	185,189
Equity LifeStyle Properties Inc REIT	1,708	106,716
Highwoods Properties Inc REIT	2,585	96,498
Intercontinental Exchange Inc	2,828	259,045
JPMorgan Chase & Co	6,676	627,945

	Shares	Value
Prologis Inc REIT	3,290	$307,056
Prudential Financial Inc	3,655	222,590
State Street Corp	4,772	303,261
The Allstate Corp	2,269	220,070
The Charles Schwab Corp	4,479	151,121
The Hartford Financial Services Group Inc	5,292	204,007
The Travelers Cos Inc	1,328	151,458
Truist Financial Corp	6,266	235,288
Willis Towers Watson PLC	1,477	290,895

		4,217,010

Industrial - 11.8%

Caterpillar Inc	1,679	212,393
Honeywell International Inc	1,653	239,007
Kansas City Southern	1,599	238,715
Lockheed Martin Corp	530	193,408
Martin Marietta Materials Inc	1,272	262,757
Northrop Grumman Corp	586	180,160
Owens Corning	2,501	139,456
Parker-Hannifin Corp	1,469	269,224
Textron Inc	4,897	161,160
Trane Technologies PLC	1,577	140,321
Westrock Co	3,605	101,877

		2,138,478

Technology - 7.5%

Apple Inc	507	184,954
Broadcom Inc	542	171,061
Intel Corp	3,273	195,823
Micron Technology Inc *	4,048	208,553
Microsoft Corp	1,254	255,201
ON Semiconductor Corp *	8,675	171,939
Oracle Corp	2,973	164,318

		1,351,849

Utilities - 6.3%

American Electric Power Co Inc	3,731	297,137
DTE Energy Co	2,585	277,887
Duke Energy Corp	3,190	254,849
Xcel Energy Inc	4,964	310,250

		1,140,123

Total Common Stocks (Cost $15,786,620)		17,761,684

SHORT-TERM INVESTMENT - 2.4%

Money Market Fund - 2.4%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.110%	438,121	438,121

Total Short-Term Investment (Cost $438,121)		438,121

TOTAL INVESTMENTS - 100.2% (Cost $16,224,741)		18,199,805

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(37,116)

NET ASSETS - 100.0%		$18,162,689

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

		Total Value at June 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$17,761,684	$17,761,684	$—	$—
	Short-Term Investment	438,121	438,121	—	—

	Total	$18,199,805	$18,199,805	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PACIFIC FUNDSSM SMALL/MID-CAP

Schedule of Investments

June 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.5%

Basic Materials - 3.2%

Axalta Coating Systems Ltd *	97,840	$2,206,292
Kaiser Aluminum Corp	24,524	1,805,457
PolyOne Corp	75,145	1,971,053
W R Grace & Co	54,820	2,785,404

		8,768,206

Communications - 3.9%

Ciena Corp *	62,595	3,390,145
NIC Inc	74,974	1,721,403
Viavi Solutions Inc *	215,965	2,751,394
Vonage Holdings Corp *	265,737	2,673,315

		10,536,257

Consumer, Cyclical - 13.4%

American Eagle Outfitters Inc	244,295	2,662,816
Aramark	75,763	1,709,971
BJ’s Restaurants Inc	48,532	1,016,260
BJ’s Wholesale Club Holdings Inc *	83,124	3,098,031
Bloomin’ Brands Inc	138,892	1,480,589
Dana Inc	160,850	1,960,762
Darden Restaurants Inc	27,543	2,086,933
Deckers Outdoor Corp *	15,889	3,120,441
Dick’s Sporting Goods Inc	70,355	2,902,847
KB Home	58,241	1,786,834
Kohl’s Corp	91,333	1,896,986
Lithia Motors Inc ‘A’	16,963	2,567,011
RH *	12,818	3,190,400
SeaWorld Entertainment Inc *	91,893	1,360,935
SkyWest Inc	40,873	1,333,277
Sleep Number Corp *	44,915	1,870,261
UniFirst Corp	11,196	2,003,524

		36,047,878

Consumer, Non-Cyclical - 26.3%

Adtalem Global Education Inc *	48,480	1,510,152
Amedisys Inc *	12,841	2,549,452
Amicus Therapeutics Inc *	154,738	2,333,449
AMN Healthcare Services Inc *	40,717	1,842,037
Arena Pharmaceuticals Inc *	26,600	1,674,470
BioTelemetry Inc *	43,320	1,957,631
Blueprint Medicines Corp *	23,638	1,843,764
Cardtronics PLC ‘A’ *	69,013	1,654,932
Charles River Laboratories International Inc *	17,073	2,976,678
Deluxe Corp	46,987	1,106,074
Esperion Therapeutics Inc *	42,143	2,162,357
Euronet Worldwide Inc *	19,139	1,833,899
Exact Sciences Corp *	34,057	2,960,916
FibroGen Inc *	63,041	2,555,052
FTI Consulting Inc *	24,293	2,782,763
Helen of Troy Ltd *	10,815	2,039,276
Horizon Therapeutics PLC *	92,666	5,150,376
Hostess Brands Inc *	151,822	1,855,265
ICF International Inc	30,959	2,007,072
Intercept Pharmaceuticals Inc *	27,325	1,309,141
Ionis Pharmaceuticals Inc *	39,073	2,303,744
Iovance Biotherapeutics Inc *	81,821	2,245,986
Jazz Pharmaceuticals PLC *	23,332	2,574,453
Lamb Weston Holdings Inc	35,948	2,298,156
Merit Medical Systems Inc *	58,033	2,649,207
Neurocrine Biosciences Inc *	23,789	2,902,258

	Shares	Value
Option Care Health Inc *	96,373	$1,337,657
Performance Food Group Co *	82,217	2,395,803
Quanta Services Inc	69,566	2,729,074
Syneos Health Inc *	49,537	2,885,530
Teleflex Inc	6,233	2,268,687

		70,695,311

Energy - 1.5%

Diamondback Energy Inc	34,305	1,434,635
HollyFrontier Corp	47,360	1,382,912
WPX Energy Inc *	179,272	1,143,756

		3,961,303

Financial - 19.9%

Air Lease Corp	99,003	2,899,798
Alleghany Corp	3,859	1,887,591
Blucora Inc *	98,595	1,125,955
Everest Re Group Ltd	14,603	3,011,139
First Industrial Realty Trust Inc REIT	54,474	2,093,981
Highwoods Properties Inc REIT	53,668	2,003,426
Horace Mann Educators Corp	47,986	1,762,526
Host Hotels & Resorts Inc REIT	145,045	1,565,036
Hudson Pacific Properties Inc REIT	81,086	2,040,124
IBERIABANK Corp	47,902	2,181,457
Investors Bancorp Inc	216,715	1,842,078
Lamar Advertising Co ‘A’ REIT	43,390	2,896,716
Life Storage Inc REIT	20,693	1,964,800
Mid-America Apartment Communities Inc REIT	22,984	2,635,575
Old Republic International Corp	119,368	1,946,892
Piedmont Office Realty Trust Inc ‘A’ REIT	141,073	2,343,223
Pinnacle Financial Partners Inc	57,795	2,426,812
QTS Realty Trust Inc ‘A’ REIT	28,916	1,853,226
Radian Group Inc	107,988	1,674,894
Ryman Hospitality Properties Inc REIT	29,225	1,011,185
TCF Financial Corp	92,716	2,727,705
The Hanover Insurance Group Inc	25,782	2,612,490
Two Harbors Investment Corp REIT	531,306	2,677,782
Western Alliance Bancorp	58,502	2,215,471
Wintrust Financial Corp	48,670	2,122,985

		53,522,867

Industrial - 12.6%

Aerojet Rocketdyne Holdings Inc *	61,893	2,453,438
Altra Industrial Motion Corp	50,005	1,593,159
American Woodmark Corp *	30,421	2,301,349
EnPro Industries Inc	35,657	1,757,533
Evoqua Water Technologies Corp *	116,584	2,168,462
Generac Holdings Inc *	21,184	2,582,965
Graphic Packaging Holding Co	204,926	2,866,915
Harsco Corp *	105,800	1,429,358
Itron Inc *	34,527	2,287,414
Jacobs Engineering Group Inc	32,883	2,788,478
MasTec Inc *	32,625	1,463,884
Rexnord Corp	56,027	1,633,187
SPX Corp *	67,690	2,785,444
The Timken Co	52,824	2,402,964
US Ecology Inc	34,644	1,173,739
Werner Enterprises Inc	52,534	2,286,805

		33,975,094

Technology - 15.8%

Avaya Holdings Corp *	173,268	2,141,592
Bottomline Technologies DE Inc *	57,078	2,897,850
Box Inc ‘A’ *	139,272	2,891,287

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PACIFIC FUNDS SMALL/MID-CAP

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
CommVault Systems Inc *	34,717	$1,343,548
Cornerstone OnDemand Inc *	27,640	1,065,798
Everbridge Inc *	19,729	2,729,704
Glu Mobile Inc *	233,209	2,161,847
J2 Global Inc *	40,313	2,548,185
Leidos Holdings Inc	25,270	2,367,041
MKS Instruments Inc	19,983	2,262,875
ON Semiconductor Corp *	134,185	2,659,547
Qualys Inc *	23,281	2,421,690
RealPage Inc *	39,415	2,562,369
Silicon Laboratories Inc *	29,644	2,972,404
SPS Commerce Inc *	44,565	3,347,723
Synopsys Inc *	17,035	3,321,825
Zebra Technologies Corp ‘A’ *	10,684	2,734,570

		42,429,855

Utilities - 2.9%

Black Hills Corp	48,471	2,746,367
Portland General Electric Co	63,894	2,671,408
Southwest Gas Holdings Inc	34,706	2,396,449

		7,814,224

Total Common Stocks (Cost $255,324,733)		267,750,995

SHORT-TERM INVESTMENT - 0.8%

Money Market Fund - 0.8%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.110%	2,135,836	2,135,836

Total Short-Term Investment (Cost $2,135,836)		2,135,836

TOTAL INVESTMENTS - 100.3% (Cost $257,460,569)		269,886,831

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(709,062)

NET ASSETS - 100.0%		$269,177,769

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

		Total Value at June 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$267,750,995	$267,750,995	$—	$—
	Short-Term Investment	2,135,836	2,135,836	—	—

	Total	$269,886,831	$269,886,831	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PACIFIC FUNDSSM SMALL-CAP

Schedule of Investments

June 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.9%

Basic Materials - 3.0%

Commercial Metals Co	5,108	$104,203
Kaiser Aluminum Corp	928	68,319
PolyOne Corp	4,461	117,012
Rogers Corp *	529	65,913

		355,447

Communications - 3.5%

NETGEAR Inc *	2,049	53,049
NIC Inc	4,986	114,479
Viavi Solutions Inc *	10,274	130,891
Vonage Holdings Corp *	11,825	118,960

		417,379

Consumer, Cyclical - 14.3%

American Eagle Outfitters Inc	9,360	102,024
BJ’s Restaurants Inc	2,928	61,312
BJ’s Wholesale Club Holdings Inc *	3,620	134,917
Bloomin’ Brands Inc	6,474	69,013
Callaway Golf Co	3,512	61,495
Dana Inc	5,990	73,018
Deckers Outdoor Corp *	753	147,882
Dick’s Sporting Goods Inc	2,932	120,974
KB Home	3,251	99,741
Kohl’s Corp	3,288	68,292
Lithia Motors Inc ‘A’	1,052	159,199
Marriott Vacations Worldwide Corp	1,215	99,885
PetIQ Inc *	3,459	120,512
RH *	493	122,708
SeaWorld Entertainment Inc *	3,132	46,385
SkyWest Inc	1,624	52,975
Sleep Number Corp *	2,438	101,518
UniFirst Corp	413	73,906

		1,715,756

Consumer, Non-Cyclical - 26.1%

Acadia Healthcare Co Inc *	3,107	78,048
Addus HomeCare Corp *	1,085	100,428
Adtalem Global Education Inc *	2,714	84,541
Amicus Therapeutics Inc *	9,294	140,154
AMN Healthcare Services Inc *	2,261	102,288
Amphastar Pharmaceuticals Inc *	4,050	90,963
Arena Pharmaceuticals Inc *	1,113	70,063
AtriCure Inc *	1,613	72,504
BioTelemetry Inc *	1,468	66,339
Blueprint Medicines Corp *	1,441	112,398
Cardtronics PLC ‘A’ *	3,237	77,623
Deluxe Corp	2,150	50,611
Esperion Therapeutics Inc *	1,873	96,104
FibroGen Inc *	2,595	105,175
FTI Consulting Inc *	933	106,875
Helen of Troy Ltd *	691	130,295
Heron Therapeutics Inc *	7,188	105,735
Horizon Therapeutics PLC *	2,344	130,280
Hostess Brands Inc *	7,899	96,526
ICF International Inc	1,719	111,443
Intercept Pharmaceuticals Inc *	1,002	48,006
Iovance Biotherapeutics Inc *	4,301	118,062
LHC Group Inc *	775	135,098
LivaNova PLC *	1,205	57,997
Magellan Health Inc *	1,072	78,235

	Shares	Value
NuVasive Inc *	1,811	$100,800
Option Care Health Inc *	7,092	98,437
Performance Food Group Co *	3,370	98,202
PTC Therapeutics Inc *	1,777	90,165
Revance Therapeutics Inc *	5,227	127,643
Syneos Health Inc *	2,206	128,500
Ultragenyx Pharmaceutical Inc *	1,730	135,321

		3,144,859

Energy - 1.0%

Magnolia Oil & Gas Corp ‘A’ *	9,190	55,691
PBF Energy Inc ‘A’	6,672	68,321

		124,012

Financial - 21.0%

Argo Group International Holdings Ltd	2,325	80,980
Berkshire Hills Bancorp Inc	4,004	44,124
Blucora Inc *	4,206	48,033
Brightsphere Investment Group Inc	7,825	97,500
ConnectOne Bancorp Inc	5,289	85,259
DiamondRock Hospitality Co REIT	6,894	38,124
Enterprise Financial Services Corp	3,164	98,464
First Industrial Realty Trust Inc REIT	1,887	72,536
Glacier Bancorp Inc	2,187	77,179
Home BancShares Inc	6,166	94,833
Horace Mann Educators Corp	2,960	108,721
IBERIABANK Corp	1,510	68,765
Investors Bancorp Inc	15,786	134,181
Lexington Realty Trust REIT	8,022	84,632
National Storage Affiliates Trust REIT	3,174	90,967
NexPoint Residential Trust Inc REIT	2,947	104,176
Northfield Bancorp Inc	4,354	50,158
Old National Bancorp	6,391	87,940
Piedmont Office Realty Trust Inc ‘A’ REIT	5,662	94,046
PotlatchDeltic Corp REIT	2,134	81,156
PS Business Parks Inc REIT	681	90,164
QTS Realty Trust Inc ‘A’ REIT	1,778	113,952
Radian Group Inc	5,561	86,251
Sandy Spring Bancorp Inc	2,944	72,952
Seacoast Banking Corp of Florida *	4,374	89,230
Selective Insurance Group Inc	2,163	114,077
STAG Industrial Inc REIT	3,132	91,830
Two Harbors Investment Corp REIT	15,975	80,514
United Community Banks Inc	4,027	81,023
WSFS Financial Corp	2,131	61,160

		2,522,927

Industrial - 16.1%

Air Transport Services Group Inc *	4,040	89,971
Altra Industrial Motion Corp	4,164	132,665
American Woodmark Corp *	917	69,371
EMCOR Group Inc	1,760	116,406
EnerSys	1,387	89,295
Evoqua Water Technologies Corp *	7,707	143,350
Generac Holdings Inc *	300	36,579
Harsco Corp *	6,813	92,044
Itron Inc *	1,752	116,070
Masonite International Corp *	949	73,813
MasTec Inc *	2,667	119,668
OSI Systems Inc *	918	68,520
Rexnord Corp	4,207	122,634
Saia Inc *	1,286	142,977
SPX Corp *	2,926	120,405
The Timken Co	1,635	74,376
UFP Industries Inc	2,204	109,120

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PACIFIC FUNDS SMALL-CAP

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
US Ecology Inc	1,033	$34,998
Vishay Intertechnology Inc	5,648	86,245
Werner Enterprises Inc	2,140	93,154

		1,931,661

Technology - 11.3%

Avaya Holdings Corp *	7,737	95,629
Bottomline Technologies DE Inc *	1,795	91,132
Box Inc ‘A’ *	6,278	130,331
CommVault Systems Inc *	1,799	69,621
Cornerstone OnDemand Inc *	2,424	93,469
Everbridge Inc *	665	92,009
Glu Mobile Inc *	14,768	136,899
J2 Global Inc *	1,589	100,441
Qualys Inc *	1,545	160,711
Silicon Laboratories Inc *	1,065	106,788
SPS Commerce Inc *	2,291	172,100
Ultra Clean Holdings Inc *	2,967	67,143
Verint Systems Inc *	1,086	49,065

		1,365,338

Utilities - 2.6%

Black Hills Corp	2,013	114,057
Portland General Electric Co	2,020	84,456
Southwest Gas Holdings Inc	1,713	118,283

		316,796

Total Common Stocks (Cost $11,222,503)		11,894,175

SHORT-TERM INVESTMENT - 1.3%

Money Market Fund - 1.3%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.110%	155,550	155,550

Total Short-Term Investment (Cost $155,550)		155,550

TOTAL INVESTMENTS - 100.2% (Cost $11,378,053)		12,049,725

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(26,331)

NET ASSETS - 100.0%		$12,023,394

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

		Total Value at June 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$11,894,175	$11,894,175	$—	$—
	Short-Term Investment	155,550	155,550	—	—

	Total	$12,049,725	$12,049,725	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PACIFIC FUNDSSM SMALL-CAP VALUE

Schedule of Investments

June 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 105.6%

Basic Materials - 4.2%

Commercial Metals Co	6,716	$137,006
Kaiser Aluminum Corp	2,362	173,890
PolyOne Corp	4,995	131,019
W R Grace & Co	2,591	131,649

		573,564

Communications - 2.4%

NETGEAR Inc*	4,603	119,172
Viavi Solutions Inc*	10,231	130,343
Vonage Holdings Corp *	8,804	88,568

		338,083

Consumer, Cyclical - 13.6%

American Eagle Outfitters Inc	12,216	133,154
BJ’s Wholesale Club Holdings Inc*	3,494	130,221
Bloomin’ Brands Inc	11,289	120,341
Callaway Golf Co	6,350	111,188
Dana Inc	14,359	175,036
Deckers Outdoor Corp *	798	156,719
Designer Brands Inc ‘A’	13,121	88,829
KB Home	5,939	182,209
Lithia Motors Inc ‘A’	1,218	184,320
Marriott Vacations Worldwide Corp	1,429	117,478
PetIQ Inc*	3,983	138,768
RH*	403	100,307
SkyWest Inc	3,172	103,471
UniFirst Corp	676	120,970

		1,863,011

Consumer, Non-Cyclical - 17.9%

Aaron’s Inc	2,964	134,566
Acadia Healthcare Co Inc*	4,019	100,957
Addus HomeCare Corp *	1,500	138,840
Adtalem Global Education Inc*	5,952	185,405
Arena Pharmaceuticals Inc*	1,254	78,939
Cardtronics PLC ‘A’ *	4,383	105,104
Central Garden & Pet Co ‘A’ *	3,165	106,945
Deluxe Corp	3,865	90,982
Edgewell Personal Care Co *	3,179	99,058
FibroGen Inc*	2,779	112,633
Helen of Troy Ltd *	1,025	193,274
Horizon Therapeutics PLC *	2,485	138,116
Hostess Brands Inc*	13,107	160,168
ICF International Inc	1,888	122,399
Iovance Biotherapeutics Inc*	3,399	93,303
LivaNova PLC *	2,369	114,020
Magellan Health Inc*	2,360	172,233
Option Care Health Inc*	2,551	35,408
Performance Food Group Co *	4,138	120,581
Revance Therapeutics Inc*	6,021	147,033

		2,449,964

Energy - 3.0%

Delek US Holdings Inc	5,601	97,513
Magnolia Oil & Gas Corp ‘A’ *	24,077	145,907
PBF Energy Inc ‘A’	7,588	77,701
WPX Energy Inc*	13,719	87,527

		408,648

	Shares	Value
Financial - 38.2%

Agree Realty Corp REIT	2,530	$166,246
Argo Group International Holdings Ltd	4,850	168,925
ARMOUR Residential REIT Inc	16,557	155,470
Berkshire Hills Bancorp Inc	10,302	113,528
Blucora Inc*	7,038	80,374
Brightsphere Investment Group Inc	10,630	132,450
Camden National Corp	2,780	96,021
ConnectOne Bancorp Inc	9,246	149,046
DiamondRock Hospitality Co REIT	26,920	148,868
Enterprise Financial Services Corp	3,860	120,123
First Bancorp	4,258	106,791
First Industrial Realty Trust Inc REIT	5,523	212,304
First Interstate BancSystem Inc ‘A’	4,782	148,051
Glacier Bancorp Inc	3,413	120,445
Hilltop Holdings Inc	8,257	152,342
Home BancShares Inc	7,857	120,841
Horace Mann Educators Corp	3,344	122,825
Horizon Bancorp Inc	9,185	98,188
IBERIABANK Corp	3,165	144,134
Investors Bancorp Inc	20,573	174,870
Lexington Realty Trust REIT	18,882	199,205
National Storage Affiliates Trust REIT	4,356	124,843
NexPoint Residential Trust Inc REIT	4,926	174,134
Northfield Bancorp Inc	7,423	85,513
Old National Bancorp	8,366	115,116
Old Second Bancorp Inc	9,315	72,471
Piedmont Office Realty Trust Inc ‘A’ REIT	12,881	213,953
PotlatchDeltic Corp REIT	3,785	143,944
QCR Holdings Inc	3,221	100,431
QTS Realty Trust Inc ‘A’ REIT	2,084	133,564
Radian Group Inc	8,765	135,945
Sandy Spring Bancorp Inc	5,491	136,067
Seacoast Banking Corp of Florida *	6,118	124,807
Selective Insurance Group Inc	3,152	166,236
South State Corp	1,647	78,496
TCF Financial Corp	3,639	107,059
Two Harbors Investment Corp REIT	29,004	146,180
United Community Banks Inc	6,640	133,597
WSFS Financial Corp	4,197	120,454

		5,243,857

Industrial - 18.8%

Altra Industrial Motion Corp	5,489	174,880
AZZ Inc	3,096	106,255
EMCOR Group Inc	2,389	158,008
EnPro Industries Inc	3,230	159,207
Evoqua Water Technologies Corp *	7,234	134,552
Harsco Corp *	14,834	200,407
Knowles Corp *	10,060	153,516
Masonite International Corp *	1,963	152,682
MYR Group Inc*	3,991	127,353
Rexnord Corp	5,788	168,720
Sanmina Corp *	6,558	164,212
The Timken Co	4,455	202,658
TriMas Corp *	5,938	142,215
UFP Industries Inc	2,284	113,081
UFP Technologies Inc*	2,959	130,374
Vishay Intertechnology Inc	6,964	106,340
Werner Enterprises Inc	4,131	179,822

		2,574,282

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PACIFIC FUNDS SMALL-CAP VALUE

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
Technology - 2.4%

Avaya Holdings Corp *	12,990	$160,556
Ultra Clean Holdings Inc*	6,032	136,504
Verint Systems Inc*	666	30,090

		327,150

Utilities - 5.1%

Black Hills Corp	4,454	252,364
Portland General Electric Co	4,660	194,835
Southwest Gas Holdings Inc	3,700	255,485

		702,684

Total Common Stocks (Cost $15,289,349)		14,481,243

EXCHANGE-TRADED FUND - 0.4%
iShares Russell 2000 Value	606	59,061

Total Exchange-Traded Fund (Cost $49,776)		59,061

SHORT-TERM INVESTMENT - 1.8%

Money Market Fund - 1.8%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.110%	241,439	241,439

Total Short-Term Investment (Cost $241,439)		241,439

TOTAL INVESTMENTS - 107.8% (Cost $15,580,564)		14,781,743

OTHER ASSETS & LIABILITIES, NET - (7.8%)		(1,074,765)

NET ASSETS - 100.0%		$13,706,978

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PACIFIC FUNDS SMALL-CAP VALUE

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

		Total Value at June 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$14,481,243	$14,481,243	$—	$—
	Exchange-Traded Fund	59,061	59,061	—	—
	Short-Term Investment	241,439	241,439	—	—

	Total	$14,781,743	$14,781,743	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PACIFIC FUNDSSM SMALL-CAP GROWTH

Schedule of Investments

June 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.6%

Basic Materials - 2.4%

Kaiser Aluminum Corp	993	$73,105
PolyOne Corp	2,576	67,568
Rogers Corp *	477	59,434

		200,107

Communications - 5.7%

NETGEAR Inc *	2,723	70,498
NIC Inc	3,639	83,552
Viavi Solutions Inc *	8,527	108,634
Vonage Holdings Corp *	14,233	143,184
Yelp Inc *	3,070	71,009

		476,877

Consumer, Cyclical - 15.2%

American Eagle Outfitters Inc	6,402	69,782
BJ’s Restaurants Inc	2,339	48,979
BJ’s Wholesale Club Holdings Inc *	4,788	178,449
Bloomin’ Brands Inc	5,323	56,743
Deckers Outdoor Corp *	694	136,295
Dick’s Sporting Goods Inc	1,956	80,704
Dine Brands Global Inc	1,088	45,805
KB Home	2,184	67,005
Kohl’s Corp	3,858	80,131
Lithia Motors Inc ‘A’	728	110,168
PetIQ Inc *	2,645	92,152
RH *	424	105,533
SeaWorld Entertainment Inc *	4,233	62,691
Shake Shack Inc ‘A’ *	1,160	61,457
Sleep Number Corp *	1,890	78,699

		1,274,593

Consumer, Non-Cyclical - 35.6%

Aaron’s Inc	1,611	73,139
Acadia Healthcare Co Inc *	3,073	77,194
Addus HomeCare Corp *	720	66,643
Amedisys Inc *	470	93,314
Amicus Therapeutics Inc *	8,525	128,557
AMN Healthcare Services Inc *	1,705	77,134
Amphastar Pharmaceuticals Inc *	3,121	70,098
AtriCure Inc *	1,306	58,705
BioTelemetry Inc *	2,091	94,492
Blueprint Medicines Corp *	1,260	98,280
Cardtronics PLC ‘A’ *	2,698	64,698
Chegg Inc *	2,399	161,357
Deluxe Corp	2,337	55,013
Esperion Therapeutics Inc *	1,739	89,228
FibroGen Inc *	2,001	81,101
FTI Consulting Inc *	753	86,256
Heron Therapeutics Inc *	4,535	66,710
Horizon Therapeutics PLC *	4,135	229,823
Intercept Pharmaceuticals Inc *	763	36,555
Iovance Biotherapeutics Inc *	3,091	84,848
iRhythm Technologies Inc *	1,020	118,208
LHC Group Inc *	884	154,099
Merit Medical Systems Inc *	2,800	127,820
NuVasive Inc *	1,576	87,720
Option Care Health Inc *	5,100	70,788
Performance Food Group Co *	3,448	100,475
PTC Therapeutics Inc *	1,706	86,562
Quidel Corp *	377	84,350

	Shares	Value
Revance Therapeutics Inc *	3,857	$94,188
Syneos Health Inc *	1,857	108,170
Ultragenyx Pharmaceutical Inc *	1,884	147,367

		2,972,892

Financial - 5.7%

Blucora Inc *	4,570	52,189
ConnectOne Bancorp Inc	4,199	67,688
Essent Group Ltd	2,208	80,084
Glacier Bancorp Inc	1,399	49,371
PS Business Parks Inc REIT	652	86,325
QTS Realty Trust Inc ‘A’ REIT	1,427	91,457
Ryman Hospitality Properties Inc REIT	1,429	49,443

		476,557

Industrial - 15.9%

Aerojet Rocketdyne Holdings Inc *	2,137	84,711
American Woodmark Corp *	1,010	76,407
EnPro Industries Inc	1,293	63,732
Evoqua Water Technologies Corp *	5,624	104,606
Generac Holdings Inc *	1,260	153,632
Harsco Corp *	3,856	52,095
Itron Inc *	1,284	85,065
Masonite International Corp *	1,198	93,180
MasTec Inc *	2,068	92,791
MYR Group Inc *	2,235	71,319
OSI Systems Inc *	985	73,520
Saia Inc *	968	107,622
SPX Corp *	2,758	113,492
Tetra Tech Inc	1,319	104,359
US Ecology Inc	1,475	49,973

		1,326,504

Technology - 17.1%

Avaya Holdings Corp *	5,460	67,486
Bottomline Technologies DE Inc *	2,724	138,297
Box Inc ‘A’ *	4,967	103,115
Cloudera Inc *	8,473	107,777
CommVault Systems Inc *	1,720	66,564
Cornerstone OnDemand Inc *	2,567	98,983
Everbridge Inc *	642	88,827
Glu Mobile Inc *	16,086	149,117
J2 Global Inc *	2,167	136,976
Qualys Inc *	1,234	128,361
RealPage Inc *	1,197	77,817
Silicon Laboratories Inc *	1,139	114,208
SPS Commerce Inc *	1,986	149,188

		1,426,716

Total Common Stocks (Cost $6,684,830)		8,154,246

SHORT-TERM INVESTMENT - 2.5%

Money Market Fund - 2.5%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.110%	213,409	213,409

Total Short-Term Investment (Cost $213,409)		213,409

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PACIFIC FUNDS SMALL-CAP GROWTH

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Value
TOTAL INVESTMENTS - 100.1% (Cost $6,898,239)	$8,367,655

OTHER ASSETS & LIABILITIES, NET - (0.1%)	(10,539)

NET ASSETS - 100.0%	$8,357,116

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PACIFIC FUNDS SMALL-CAP GROWTH

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

		Total Value at June 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$8,154,246	$8,154,246	$—	$—
	Short-Term Investment	213,409	213,409	—	—

	Total	$8,367,655	$8,367,655	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PF GROWTH FUND

Schedule of Investments

June 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.5%

Basic Materials - 1.2%

The Sherwin-Williams Co	4,170	$2,409,634

		2,409,634

Communications - 21.8%

Alibaba Group Holding Ltd ADR (China) *	6,220	1,341,654
Alphabet Inc ‘A’ *	5,840	8,281,412
Alphabet Inc ‘C’ *	1,834	2,592,561
Amazon.com Inc *	5,938	16,381,873
Charter Communications Inc ‘A’ *	5,701	2,907,738
Facebook Inc ‘A’ *	25,347	5,755,543
Match Group Inc *	4,291	459,352
Netflix Inc *	8,386	3,815,965
Shopify Inc ‘A’ (Canada) *	1,035	982,422
Spotify Technology SA *	2,903	749,526

		43,268,046

Consumer, Cyclical - 3.0%

Chipotle Mexican Grill Inc *	1,019	1,072,355
Costco Wholesale Corp	778	235,897
Dollar General Corp	8,097	1,542,560
Lululemon Athletica Inc *	3,097	966,295
NIKE Inc ‘B’	11,786	1,155,617
Ross Stores Inc	9,625	820,435
Starbucks Corp	2,900	213,411

		6,006,570

Consumer, Non-Cyclical - 23.1%

Abbott Laboratories	18,784	1,717,421
Alnylam Pharmaceuticals Inc *	2,759	408,636
Becton Dickinson and Co	4,931	1,179,840
Boston Scientific Corp *	59,654	2,094,452
Colgate-Palmolive Co	34,248	2,509,008
CoStar Group Inc *	1,575	1,119,305
Danaher Corp	21,322	3,770,369
Edwards Lifesciences Corp *	15,409	1,064,916
Eli Lilly and Co	5,831	957,334
Equifax Inc	3,204	550,704
Global Payments Inc	17,900	3,036,198
IHS Markit Ltd	15,684	1,184,142
Illumina Inc *	4,162	1,541,397
Medtronic PLC	5,080	465,836
Merck & Co Inc	16,341	1,263,650
PayPal Holdings Inc *	22,485	3,917,562
Seattle Genetics Inc *	4,272	725,898
Square Inc ‘A’ *	15,364	1,612,298
STERIS PLC	2,917	447,584
The Estee Lauder Cos Inc ‘A’	7,163	1,351,515
Thermo Fisher Scientific Inc	11,233	4,070,165
TransUnion	16,409	1,428,239
UnitedHealth Group Inc	3,415	1,007,254
Verisk Analytics Inc	18,994	3,232,779
Vertex Pharmaceuticals Inc *	8,442	2,450,797
Zoetis Inc	20,869	2,859,888

		45,967,187

	Shares	Value
Financial – 11.1%

American Tower Corp REIT	10,304	$2,663,996
Aon PLC ‘A’	13,878	2,672,903
Equinix Inc REIT	1,983	1,392,661
Intercontinental Exchange Inc	13,281	1,216,540
Mastercard Inc ‘A’	22,422	6,630,185
Visa Inc ‘A’	38,806	7,496,155

		22,072,440

Industrial - 3.3%

AMETEK Inc	12,803	1,144,204
Amphenol Corp ‘A’	1,182	113,247
Canadian Pacific Railway Ltd (Canada)	4,380	1,118,389
Roper Technologies Inc	5,527	2,145,913
Vulcan Materials Co	17,663	2,046,259

		6,568,012

Technology - 35.0%

Activision Blizzard Inc	25,135	1,907,747
Adobe Inc *	20,399	8,879,889
Apple Inc	11,842	4,319,962
Applied Materials Inc	10,042	607,039
ASML Holding NV (Netherlands)	2,603	957,982
Atlassian Corp PLC ‘A’ *	3,908	704,495
Autodesk Inc *	1,243	297,313
Black Knight Inc *	7,355	533,679
Cadence Design Systems Inc *	21,455	2,058,822
Clarivate PLC (United Kingdom) *	64,276	1,435,283
Electronic Arts Inc *	21,893	2,890,971
Fidelity National Information Services Inc	24,279	3,255,571
Fiserv Inc *	28,475	2,779,729
Intuit Inc	11,898	3,524,069
Lam Research Corp	3,646	1,179,335
Microsoft Corp	98,397	20,024,773
MSCI Inc	8,790	2,934,278
NVIDIA Corp	9,138	3,471,618
salesforce.com Inc *	22,750	4,261,757
ServiceNow Inc *	3,756	1,521,405
Synopsys Inc *	4,631	903,045
Take-Two Interactive Software Inc *	7,779	1,085,715

		69,534,477

Total Common Stocks (Cost $85,482,924)		195,826,366

SHORT-TERM INVESTMENT - 1.7%

Money Market Fund - 1.7%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.110%	3,414,047	3,414,047

Total Short-Term Investment (Cost $3,414,047)		3,414,047

TOTAL INVESTMENTS - 100.2% (Cost $88,896,971)		199,240,413

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(446,576)

NET ASSETS - 100.0%		$198,793,837

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

		Total Value at June 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$195,826,366	$195,826,366	$—	$—
	Short-Term Investment	3,414,047	3,414,047	—	—

	Total	$199,240,413	$199,240,413	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PF LARGE-CAP VALUE FUND

Schedule of Investments

June 30, 2020 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

T-Mobile US Inc Exp 07/27/20 *	29,881	$5,020

Total Rights (Cost $0)		5,020

COMMON STOCKS - 99.1%

Basic Materials - 3.8%

Air Products and Chemicals Inc	18,118	4,374,772
PPG Industries Inc	23,580	2,500,895

		6,875,667

Communications - 15.5%

Alphabet Inc ‘A’ *	1,698	2,407,849
Charter Communications Inc ‘A’ *	12,977	6,618,789
Comcast Corp ‘A’	164,768	6,422,657
DISH Network Corp ‘A’ *	148,720	5,132,327
Motorola Solutions Inc	26,124	3,660,756
T-Mobile US Inc*	36,711	3,823,451

		28,065,829

Consumer, Cyclical - 2.8%

The Home Depot Inc	20,084	5,031,243

Consumer, Non-Cyclical - 19.0%

AmerisourceBergen Corp	27,129	2,733,789
Amgen Inc	12,811	3,021,603
Anthem Inc	14,113	3,711,437
CVS Health Corp	36,727	2,386,153
Johnson & Johnson	29,609	4,163,914
Keurig Dr Pepper Inc	85,229	2,420,504
Merck & Co Inc	39,979	3,091,576
Novartis AG ADR (Switzerland)	24,699	2,157,211
PepsiCo Inc	16,600	2,195,516
Pfizer Inc	63,464	2,075,273
Reynolds Consumer Products Inc	90,410	3,140,843
UnitedHealth Group Inc	11,023	3,251,234

		34,349,053

Energy - 5.9%

Chevron Corp	32,280	2,880,344
ConocoPhillips	40,490	1,701,390
Enterprise Products Partners LP	113,603	2,064,167
Exxon Mobil Corp	43,399	1,940,803
Suncor Energy Inc (Canada)	123,077	2,075,078

		10,661,782

Financial - 22.2%

American Express Co	39,084	3,720,797
American Tower Corp REIT	25,200	6,515,208
Bank of America Corp	286,490	6,804,138
Berkshire Hathaway Inc ‘B’ *	14,940	2,666,939
JPMorgan Chase & Co	72,136	6,785,112
Marsh & McLennan Cos Inc	29,208	3,136,063
The Bank of New York Mellon Corp	41,236	1,593,771
The Charles Schwab Corp	56,649	1,911,337
The Progressive Corp	33,209	2,660,373
The Travelers Cos Inc	21,687	2,473,402

	Shares	Value
US Bancorp	53,929	$1,985,666

		40,252,806

Industrial - 17.2%

Deere & Co	24,805	3,898,106
Honeywell International Inc	34,039	4,921,699
Illinois Tool Works Inc	19,697	3,444,021
Martin Marietta Materials Inc	9,023	1,863,881
Northrop Grumman Corp	9,439	2,901,926
Otis Worldwide Corp	37,359	2,124,233
Raytheon Technologies Corp	69,589	4,288,074
TE Connectivity Ltd	49,780	4,059,559
United Parcel Service Inc ‘B’	32,363	3,598,118

		31,099,617

Technology - 8.4%

Apple Inc	13,634	4,973,683
Lam Research Corp	8,053	2,604,823
Microsoft Corp	26,727	5,439,212
Oracle Corp	38,590	2,132,869

		15,150,587

Utilities - 4.3%

Edison International	58,784	3,192,559
Sempra Energy	38,806	4,549,227

		7,741,786

Total Common Stocks (Cost $114,592,562)		179,228,370

SHORT-TERM INVESTMENT - 0.9%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.110%	1,688,701	1,688,701

Total Short-Term Investment (Cost $1,688,701)		1,688,701

TOTAL INVESTMENTS - 100.0% (Cost $116,281,263)		180,922,091

OTHER ASSETS & LIABILITIES, NET - 0.0%		19,528

NET ASSETS - 100.0%		$180,941,619

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PF LARGE-CAP VALUE FUND

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

		Total Value at June 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$5,020	$5,020	$—	$—
	Common Stocks	179,228,370	179,228,370	—	—
	Short-Term Investment	1,688,701	1,688,701	—	—

	Total	$180,922,091	$180,922,091	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PF MID-CAP EQUITY FUND

Schedule of Investments

June 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.9%

Basic Materials - 2.3%

Axalta Coating Systems Ltd *	3,410	$76,896
Celanese Corp	750	64,755
Huntsman Corp	4,400	79,068

		220,719

Communications - 3.6%

Ciena Corp *	2,600	140,816
Discovery Inc ‘A’ *	5,006	105,627
E*TRADE Financial Corp	1,813	90,160

		336,603

Consumer, Cyclical - 8.9%

Alaska Air Group Inc	1,970	71,432
Best Buy Co Inc	1,660	144,868
Darden Restaurants Inc	1,100	83,347
Lululemon Athletica Inc *	785	244,928
Pool Corp	500	135,935
PulteGroup Inc	2,785	94,774
Williams-Sonoma Inc	800	65,608

		840,892

Consumer, Non-Cyclical - 26.1%

AmerisourceBergen Corp	1,255	126,466
Amicus Therapeutics Inc *	7,000	105,560
Booz Allen Hamilton Holding Corp	1,780	138,466
Euronet Worldwide Inc *	1,128	108,085
General Mills Inc	1,625	100,181
Hill-Rom Holdings Inc	1,030	113,073
Horizon Therapeutics PLC *	3,275	182,025
Ionis Pharmaceuticals Inc *	2,050	120,868
Jazz Pharmaceuticals PLC *	995	109,788
Lamb Weston Holdings Inc	1,700	108,681
ManpowerGroup Inc	1,125	77,344
MarketAxess Holdings Inc	310	155,285
Neurocrine Biosciences Inc *	1,010	123,220
Post Holdings Inc *	1,370	120,039
Quanta Services Inc	3,850	151,035
Service Corp International	3,750	145,838
Syneos Health Inc *	2,330	135,723
Teleflex Inc	500	181,990
The Cooper Cos Inc	530	150,329

		2,453,996

Energy - 2.3%

Cabot Oil & Gas Corp	3,191	54,821
Concho Resources Inc	1,800	92,700
Diamondback Energy Inc	1,679	70,216

		217,737

Financial - 16.2%

Alleghany Corp *	265	129,622
AvalonBay Communities Inc REIT	695	107,475
Boston Properties Inc REIT	995	89,928
Discover Financial Services	1,850	92,667
Douglas Emmett Inc REIT	3,685	112,982
Everest Re Group Ltd	455	93,821
Highwoods Properties Inc REIT	3,175	118,523
Hudson Pacific Properties Inc REIT	4,150	104,414

	Shares	Value
Mid-America Apartment Communities Inc REIT	1,066	$122,238
State Street Corp	1,850	117,567
TCF Financial Corp	3,725	109,590
The Hanover Insurance Group Inc	885	89,677
Western Alliance Bancorp	2,000	75,740
Willis Towers Watson PLC	815	160,514

		1,524,758

Industrial - 12.5%

Graphic Packaging Holding Co	5,700	79,743
Hubbell Inc	700	87,752
ITT Inc	1,800	105,732
Kansas City Southern	799	119,283
L3Harris Technologies Inc	910	154,400
Martin Marietta Materials Inc	605	124,975
Parker-Hannifin Corp	645	118,209
Stanley Black & Decker Inc	770	107,322
Textron Inc	2,855	93,958
Trane Technologies PLC	1,407	125,195
Westrock Co	2,300	64,998

		1,181,567

Technology - 20.3%

Box Inc ‘A’ *	3,765	78,161
Cerner Corp	2,100	143,955
Everbridge Inc *	440	60,878
J2 Global Inc *	1,360	85,966
Lam Research Corp	420	135,853
Leidos Holdings Inc	1,050	98,354
Nuance Communications Inc *	6,700	169,543
NXP Semiconductors NV (Netherlands)	1,024	116,777
RealPage Inc *	2,340	152,123
RingCentral Inc ‘A’ *	760	216,608
Skyworks Solutions Inc	1,245	159,186
Synopsys Inc *	1,195	233,025
Take-Two Interactive Software Inc *	1,055	147,246
Zebra Technologies Corp ‘A’ *	430	110,059

		1,907,734

Utilities - 5.7%

Ameren Corp	2,395	168,512
American Water Works Co Inc	1,435	184,627
CMS Energy Corp	3,085	180,226

		533,365

Total Common Stocks (Cost $8,321,063)		9,217,371

SHORT-TERM INVESTMENT - 1.4%

Money Market Fund - 1.4%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.110%	129,924	129,924

Total Short-Term Investment (Cost $129,924)		129,924

TOTAL INVESTMENTS - 99.3% (Cost $8,450,987)		9,347,295

OTHER ASSETS & LIABILITIES, NET - 0.7%		69,068

NET ASSETS - 100.0%		$9,416,363

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

		Total Value at June 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$9,217,371	$9,217,371	$—	$—
	Short-Term Investment	129,924	129,924	—	—

	Total	$9,347,295	$9,347,295	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PF MULTI-ASSET FUND

Schedule of Investments

June 30, 2020 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 49.3%

Basic Materials - 1.1%

Anglo American Capital PLC (South Africa)
4.125% due 04/15/21 ~	$1,600,000	$1,627,291
5.375% due 04/01/25 ~	2,500,000	2,826,557
DuPont de Nemours Inc 1.502% (USD LIBOR + 1.110%) due 11/15/23 §	5,000,000	5,017,740
Glencore Funding LLC (Australia) 3.000% due 10/27/22 ~	1,600,000	1,652,784

		11,124,372

Communications - 2.6%

AT&T Inc
1.498% (USD LIBOR + 1.180%) due 06/12/24 §	7,750,000	7,768,316
3.000% due 06/30/22	3,200,000	3,343,114
eBay Inc
1.900% due 03/11/25	2,500,000	2,584,417
3.800% due 03/09/22	3,060,000	3,215,900
Sprint Spectrum Co LLC 3.360% due 03/20/23 ~	3,117,188	3,160,033
Verizon Communications Inc 1.321% (USD LIBOR + 1.000%) due 03/16/22 §	4,800,000	4,865,326

		24,937,106

Consumer, Cyclical - 4.1%

Alimentation Couche-Tard Inc (Canada) 2.700% due 07/26/22 ~	2,000,000	2,048,985
Daimler Finance North America LLC (Germany)
2.300% due 02/12/21 ~	3,600,000	3,625,264
3.750% due 11/05/21 ~	1,500,000	1,551,429
Ford Motor Credit Co LLC
1.636% (USD LIBOR + 1.080%) due 08/03/22 §	3,200,000	2,921,056
3.087% due 01/09/23	1,000,000	952,810
3.336% due 03/18/21	2,000,000	1,985,670
General Motors Financial Co Inc
1.618% (USD LIBOR + 1.310%) due 06/30/22 §	5,700,000	5,586,836
4.200% due 03/01/21	3,000,000	3,040,064
Hasbro Inc 3.150% due 05/15/21	1,520,000	1,543,415
Marriott International Inc 0.968% (USD LIBOR + 0.650%) due 03/08/21 §	3,000,000	2,971,474
NIKE Inc 2.400% due 03/27/25	1,500,000	1,614,245
Nissan Motor Acceptance Corp
0.916% (USD LIBOR + 0.650%) due 07/13/22 § ~	1,700,000	1,583,086
0.936% (USD LIBOR + 0.630%) due 09/21/21 § ~	2,500,000	2,403,142
Toyota Motor Credit Corp 2.900% due 03/30/23	3,000,000	3,182,183
Volkswagen Group of America Finance LLC (Germany) 3.875% due 11/13/20 ~	5,000,000	5,047,709

		40,057,368

	Principal Amount	Value
Consumer, Non-Cyclical - 7.9%

AbbVie Inc 2.150% due 11/19/21 ~	$6,100,000	$6,214,479
Anheuser-Busch InBev Finance Inc (Belgium) 3.300% due 02/01/23	3,416,000	3,614,113
Anheuser-Busch InBev Worldwide Inc (Belgium) 3.500% due 01/12/24	1,300,000	1,417,826
Anthem Inc 2.375% due 01/15/25	1,200,000	1,272,547
BAT Capital Corp (United Kingdom) 2.764% due 08/15/22	2,500,000	2,590,195
BAT International Finance PLC (United Kingdom) 3.500% due 06/15/22 ~	3,200,000	3,356,483
Bayer US Finance II LLC (Germany)
1.323% (USD LIBOR + 1.010%) due 12/15/23 § ~	2,000,000	1,999,550
3.500% due 06/25/21 ~	1,750,000	1,792,994
Bristol-Myers Squibb Co 2.900% due 07/26/24 ~	2,000,000	2,166,032
Cargill Inc 1.375% due 07/23/23 ~	1,000,000	1,017,676
Cigna Corp
2.109% (USD LIBOR + 0.890%) due 07/15/23 §	8,678,000	8,725,723
3.200% due 09/17/20	8,000,000	8,045,042
Constellation Brands Inc 1.092% (USD LIBOR + 0.700%) due 11/15/21 §	2,500,000	2,500,382
General Mills Inc 2.145% (USD LIBOR + 1.010%) due 10/17/23 §	7,061,000	7,099,946
Kellogg Co 2.650% due 12/01/23	1,500,000	1,591,179
Mondelez International Inc 2.125% due 04/13/23	1,650,000	1,710,081
PayPal Holdings Inc
1.350% due 06/01/23	1,750,000	1,787,677
2.200% due 09/26/22	7,500,000	7,766,270
Philip Morris International Inc 1.125% due 05/01/23	2,000,000	2,035,111
Smithfield Foods Inc 3.350% due 02/01/22 ~	2,500,000	2,482,189
Suntory Holdings Ltd (Japan) 2.250% due 10/16/24 ~	1,000,000	1,042,155
UnitedHealth Group Inc 2.375% due 10/15/22	4,400,000	4,588,385
Upjohn Inc 1.125% due 06/22/22 ~	2,050,000	2,062,010

		76,878,045

Energy - 1.9%

Energy Transfer Operating LP
3.600% due 02/01/23	3,400,000	3,518,575
4.250% due 03/15/23	1,519,000	1,605,316
Kinder Morgan Energy Partners LP 3.950% due 09/01/22	2,000,000	2,109,577
Kinder Morgan Inc 5.625% due 11/15/23 ~	915,000	1,034,187
Midwest Connector Capital Co LLC 3.625% due 04/01/22 ~	1,250,000	1,281,242
MPLX LP
1.213% (USD LIBOR + 0.900%) due 09/09/21 §	2,000,000	1,984,590
3.375% due 03/15/23	1,500,000	1,568,746
3.500% due 12/01/22	1,606,000	1,674,236

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PF MULTI-ASSET FUND

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Occidental Petroleum Corp 1.398% (USD LIBOR + 0.950%) due 02/08/21 §	$4,150,000	$4,088,805

		18,865,274

Financial - 25.2%

AerCap Ireland Capital DAC (Ireland) 3.950% due 02/01/22	960,000	960,759
AIG Global Funding 0.757% (USD LIBOR + 0.460%) due 06/25/21 § ~	2,000,000	2,003,607
Air Lease Corp
2.625% due 07/01/22	1,500,000	1,484,625
3.500% due 01/15/22	2,650,000	2,678,237
American Express Co 1.019% (USD LIBOR + 0.650%) due 02/27/23 §	5,000,000	5,012,500
Banco Santander SA (Spain)
2.706% due 06/27/24	2,900,000	3,049,821
2.746% due 05/28/25	1,250,000	1,296,260
Bank of America Corp
2.295% (USD LIBOR + 1.160%) due 01/20/23 §	9,321,000	9,408,355
2.503% due 10/21/22	600,000	614,427
Canadian Imperial Bank of Commerce (Canada)
0.898% (SOFR + 0.800%) due 03/17/23 §	1,200,000	1,193,591
Capital One Financial Corp
2.600% due 05/11/23	2,800,000	2,925,879
3.450% due 04/30/21	2,500,000	2,552,511
Capital One NA 2.150% due 09/06/22	2,000,000	2,055,454
Citibank NA 3.165% due 02/19/22	6,000,000	6,097,159
Citigroup Inc
1.951% (USD LIBOR + 0.960%) due 04/25/22 §	2,000,000	2,011,478
2.312% due 11/04/22	1,500,000	1,532,363
Citizens Bank NA 1.256% (USD LIBOR + 0.950%) due 03/29/23 §	4,000,000	4,006,779
Cooperatieve Rabobank UA (Netherlands) 1.144% (USD LIBOR + 0.860%) due 09/26/23 § ~	2,500,000	2,495,021
Credit Suisse AG (Switzerland) 1.000% due 05/05/23	1,750,000	1,760,353
Duke Realty LP REIT 3.875% due 10/15/22	2,000,000	2,117,112
Fifth Third Bank NA 1.800% due 01/30/23	5,000,000	5,137,604
HSBC Bank USA NA 4.875% due 08/24/20	4,000,000	4,025,449
Intercontinental Exchange Inc 3.450% due 09/21/23	2,200,000	2,387,187
Jackson National Life Global Funding
2.500% due 06/27/22 ~	1,850,000	1,910,054
3.300% due 02/01/22 ~	2,650,000	2,755,204
JPMorgan Chase & Co
1.891% (USD LIBOR + 0.900%) due 04/25/23 §	2,000,000	2,007,660
2.972% due 01/15/23	2,500,000	2,588,493
3.250% due 09/23/22	1,200,000	1,270,503
Metropolitan Life Global Funding I 3.450% due 10/09/21 ~	2,100,000	2,176,198
Mid-America Apartments LP REIT 4.300% due 10/15/23	2,000,000	2,197,891

	Principal Amount	Value
Mitsubishi UFJ Financial Group Inc (Japan)
1.084% (USD LIBOR + 0.740%) due 03/02/23 §	$5,300,000	$5,280,088
1.781% (USD LIBOR + 0.790%) due 07/25/22 §	4,000,000	4,014,994
2.623% due 07/18/22	1,050,000	1,090,373
Mitsubishi UFJ Trust & Banking Corp (Japan) 2.650% due 10/19/20 ~	6,000,000	6,040,663
Morgan Stanley
0.927% (SOFR + 0.830%) due 06/10/22 §	2,500,000	2,500,262
2.420% (USD LIBOR + 1.400%) due 10/24/23 §	1,500,000	1,516,172
5.750% due 01/25/21	3,458,000	3,561,661
New York Life Global Funding
0.706% (USD LIBOR + 0.440%) due 07/12/22 § ~	2,000,000	2,009,457
0.830% (USD LIBOR + 0.520%) due 06/10/22 § ~	2,000,000	2,003,319
3.250% due 08/06/21 ~	1,500,000	1,547,881
PNC Bank NA
0.685% (USD LIBOR + 0.325%) due 02/24/23 §	3,350,000	3,347,937
1.548% (USD LIBOR + 0.450%) due 07/22/22 §	1,900,000	1,904,507
Protective Life Global Funding 0.826% (USD LIBOR + 0.520%) due 06/28/21 § ~	3,000,000	3,007,527
Reliance Standard Life Global Funding II 2.150% due 01/21/23 ~	2,100,000	2,143,269
Royal Bank of Canada (Canada)
0.964% (USD LIBOR + 0.660%) due 10/05/23 §	6,000,000	6,012,634
3.700% due 10/05/23	400,000	437,301
State Street Corp 2.825% due 03/30/23 ~	2,000,000	2,076,498
Sumitomo Mitsui Financial Group Inc (Japan)
1.875% (USD LIBOR + 0.740%) due 01/17/23 §	3,130,000	3,120,693
1.976% (USD LIBOR + 0.800%) due 10/16/23 §	7,500,000	7,458,375
1.995% (USD LIBOR + 0.860%) due 07/19/23 §	5,000,000	4,984,574
2.784% due 07/12/22	2,500,000	2,605,315
Synchrony Bank 3.650% due 05/24/21	1,000,000	1,016,303
The Bank of New York Mellon Corp 2.100% due 10/24/24	3,000,000	3,163,524
The Goldman Sachs Group Inc
1.110% (USD LIBOR + 0.750%) due 02/23/23 §	7,089,000	7,058,451
3.625% due 02/20/24	2,300,000	2,503,853
The Toronto-Dominion Bank (Canada)
0.750% due 06/12/23	5,000,000	5,031,203
1.775% (USD LIBOR + 0.640%) due 07/19/23 §	10,000,000	10,030,212
Truist Bank
0.825% (SOFR + 0.730%) due 03/09/23 §	2,250,000	2,237,678
0.976% (USD LIBOR + 0.590%) due 05/17/22 §	10,000,000	10,033,172
1.146% (USD LIBOR + 0.590%) due 08/02/22 §	6,000,000	6,020,994
UBS AG (Switzerland) 1.750% due 04/21/22 ~	2,250,000	2,293,063
UBS Group AG (Switzerland) 2.650% due 02/01/22 ~	2,500,000	2,575,625

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PF MULTI-ASSET FUND

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
US Bank NA 0.800% (USD LIBOR + 0.440%) due 05/23/22 §	$10,000,000	$10,043,939
Ventas Realty LP REIT 2.650% due 01/15/25	1,650,000	1,656,871
Wells Fargo & Co
1.654% due 06/02/24	3,750,000	3,812,354
2.130% (USD LIBOR + 1.110%) due 01/24/23 §	9,800,000	9,854,909
2.625% due 07/22/22	7,000,000	7,295,888
Wells Fargo Bank NA 3.325% due 07/23/21	5,000,000	5,008,200
Westpac Banking Corp (Australia)
1.016% (USD LIBOR + 0.710%) due 06/28/22 §	2,750,000	2,769,996
1.112% (USD LIBOR + 0.720%) due 05/15/23 §	1,750,000	1,767,868
3.650% due 05/15/23	3,251,000	3,529,351

		246,079,488

Industrial - 2.0%
Carrier Global Corp 1.923% due 02/15/23 ~	4,800,000	4,900,215
John Deere Capital Corp
0.718% (USD LIBOR + 0.400%) due 06/07/21 §	3,000,000	3,008,618
0.803% (USD LIBOR + 0.490%) due 06/13/22 §	3,000,000	3,012,611
Otis Worldwide Corp
0.754% (USD LIBOR + 0.450%) due 04/05/23 § ~	1,400,000	1,385,179
2.056% due 04/05/25 ~	2,000,000	2,098,300
Ryder System Inc 2.500% due 09/01/24	2,000,000	2,065,257
The Boeing Co 4.508% due 05/01/23	3,000,000	3,169,780

		19,639,960

Technology - 2.1%
Apple Inc 0.750% due 05/11/23	2,450,000	2,477,563
Broadcom Inc 3.125% due 10/15/22 ~	6,000,000	6,255,034
Hewlett Packard Enterprise Co
0.998% (USD LIBOR + 0.680%) due 03/12/21 §	2,145,000	2,143,958
1.024% (USD LIBOR + 0.720%) due 10/05/21 §	2,100,000	2,096,405
Infor Inc 1.450% due 07/15/23 ~	1,000,000	1,009,005
Intuit Inc 0.650% due 07/15/23	1,700,000	1,704,335
Oracle Corp 2.500% due 04/01/25	2,450,000	2,637,996
VMware Inc 4.500% due 05/15/25	2,350,000	2,573,903

		20,898,199

Utilities - 2.4%
American Electric Power Co Inc 3.650% due 12/01/21	1,250,000	1,304,261
Consolidated Edison Co of New York Inc 0.697% (USD LIBOR + 0.400%) due 06/25/21 §	3,000,000	3,006,401

	Principal Amount	Value
Dominion Energy Inc
2.579% due 07/01/20	$3,100,000	$3,100,000
2.715% due 08/15/21	1,000,000	1,022,451
Edison International 4.950% due 04/15/25	1,500,000	1,651,118
Enel Finance International NV (Italy) 2.875% due 05/25/22 ~	2,500,000	2,587,161
Evergy Inc 2.450% due 09/15/24	4,176,000	4,417,169
Oncor Electric Delivery Co LLC 2.750% due 06/01/24	1,800,000	1,949,274
Pacific Gas and Electric Co 1.750% due 06/16/22	4,500,000	4,518,270

		23,556,105

Total Corporate Bonds & Notes (Cost $473,883,091)		482,035,917

ASSET-BACKED SECURITIES - 8.7%

AIMCO CLO (Cayman) 2.069% (USD LIBOR + 0.850%) due 01/15/28 § ~	843,390	832,891
Ally Auto Receivables Trust
1.750% due 12/15/21	409,736	410,523
1.930% due 10/17/22	4,728,833	4,754,683
2.060% due 10/17/22	1,190,956	1,197,230
2.850% due 03/15/22	1,165,656	1,169,383
AmeriCredit Automobile Receivables Trust
0.494% (USD LIBOR + 0.300%) due 01/18/23 §	1,460,701	1,459,851
2.040% due 07/18/22	383,597	384,647
2.240% due 06/19/23	6,066,000	6,099,404
2.300% due 02/18/22	959,273	960,731
2.930% due 06/20/22	955,539	959,156
Carmax Auto Owner Trust 3.020% due 07/15/22	667,615	671,249
CNH Equipment Trust 2.960% due 05/16/22	1,451,739	1,459,926
Ford Credit Auto Owner Trust
0.425% (USD LIBOR + 0.240%) due 02/15/22 §	742,061	742,513
0.500% due 02/15/23	5,600,000	5,603,379
1.030% due 10/15/22	1,400,000	1,406,399
1.880% due 07/15/22	3,833,732	3,859,156
2.780% due 02/15/22	1,492,554	1,502,541
2.960% due 09/15/21	385,515	386,016
GM Financial Consumer Automobile Receivables Trust
0.425% (USD LIBOR + 0.230%) due 08/16/22 §	3,083,588	3,084,202
1.259% due 04/16/21	857,935	858,833
1.500% due 03/16/23	2,000,000	2,016,820
1.830% due 01/17/23	472,857	476,694
Honda Auto Receivables Owner Trust 0.740% due 11/15/22	1,000,000	1,003,199
Hyundai Auto Receivables Trust 1.930% due 07/15/22	2,056,303	2,073,435
Mercedes-Benz Auto Receivables Trust 2.040% due 06/15/22	2,670,595	2,692,328

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PF MULTI-ASSET FUND

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value
Navient Private Education Refi Loan Trust
0.535% (USD LIBOR + 0.350%) due 11/15/68 § ~	$640,041	$637,903
0.585% (USD LIBOR + 0.400%) due 12/15/59 § ~	3,406,790	3,396,792
1.800% due 01/15/69 ~	5,626,890	5,643,237
2.180% due 08/15/68 ~	1,460,711	1,469,206
Navient Student Loan Trust
0.515% (USD LIBOR + 0.330%) due 12/27/67 § ~	403,974	404,017
0.585% due 12/15/59 § ~	389,102	387,754
Nelnet Student Loan Trust
0.470% (USD LIBOR + 0.110%) due 08/23/27 §	522,686	521,648
1.371% (USD LIBOR + 0.380%) due 04/25/31 § ~	302,044	300,503
Nissan Auto Receivables Owner Trust
0.978% due 04/15/21	651,742	652,292
1.450% due 12/15/22	2,000,000	2,017,339
1.590% due 07/15/22	156,936	157,011
2.820% due 01/18/22	1,550,590	1,558,476
3.070% due 10/15/21	543,513	545,641
Santander Drive Auto Receivables Trust
2.280% due 02/15/22	1,168,147	1,170,111
2.460% due 03/15/22	271,482	271,792
2.580% due 05/16/22	39,665	39,702
2.630% due 07/15/22	968,651	970,717
SLC Student Loan Trust 0.413% (USD LIBOR + 0.100%) due 09/15/26 §	573,715	573,228
SLM Student Loan Trust
1.081% (USD LIBOR + 0.090%) due 01/26/26 §	899,601	894,357
1.091% (USD LIBOR + 0.100%) due 04/25/27 §	98,316	98,267
1.541% (USD LIBOR + 0.550%) due 04/27/26 § ~	134,578	134,589
SMB Private Education Loan Trust 0.535% (USD LIBOR + 0.350%) due 07/15/26 § ~	2,667,456	2,662,452
Toyota Auto Receivables Owner Trust
1.141% due 05/17/21	982,082	983,387
1.380% due 12/15/22	3,500,000	3,530,305
2.590% due 02/15/22	5,063,819	5,096,081
2.830% due 10/15/21	1,322,570	1,328,909
2.980% due 08/15/21	797,453	800,208
Verizon Owner Trust
1.920% due 12/20/21 ~	1,103,501	1,104,549
2.060% due 04/20/22 ~	1,206,117	1,211,629

Total Asset-Backed Securities (Cost $84,319,197)		84,627,291

U.S. TREASURY OBLIGATIONS - 33.1%

U.S. Treasury Notes - 33.1%

0.125% due 05/31/22	15,000,000	14,990,625
0.500% due 03/15/23	5,000,000	5,044,238

	Principal Amount	Value
1.125% due 02/28/22	$15,000,000	$15,240,234
1.375% due 01/31/22 ‡	27,000,000	27,516,270
1.500% due 01/15/23 ‡	30,000,000	31,010,157
1.625% due 06/30/21	18,000,000	18,263,320
1.750% due 03/31/22	20,000,000	20,555,078
1.750% due 07/15/22	10,000,000	10,323,633
1.750% due 06/30/24 ‡	10,000,000	10,609,570
1.750% due 07/31/24	10,000,000	10,620,313
2.000% due 01/15/21	10,000,000	10,099,414
2.000% due 07/31/22	10,000,000	10,383,398
2.250% due 03/31/21	15,000,000	15,236,719
2.500% due 12/31/20	20,000,000	20,233,985
2.625% due 02/28/23	2,100,000	2,237,074
2.750% due 11/30/20	70,000,000	70,757,422
2.875% due 11/15/21	29,000,000	30,076,738

		323,198,188

Total U.S. Treasury Obligations (Cost $315,979,048)		323,198,188

	Shares

SHORT-TERM INVESTMENTS - 4.5%

Money Market Fund - 0.1%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.110%	1,304,936	1,304,936

	Principal Amount

U.S. Treasury Bills - 4.4%

0.115% due 07/30/20	$8,000,000	7,999,243
0.144% due 05/20/21	35,000,000	34,955,251

		42,954,494

Total Short-Term Investments (Cost $44,242,192)		44,259,430

TOTAL INVESTMENTS - 95.6% (Cost $918,423,528)		934,120,826

DERIVATIVES - 4.2%		40,805,037

OTHER ASSETS & LIABILITIES, NET - 0.2%		1,832,274

NET ASSETS - 100.0%		$976,758,137

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PF MULTI-ASSET FUND

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2020, investments with a total aggregate value of $14,656,756 were fully or partially segregated with the broker(s)/custodian as collateral for open swap agreements.

(b)	Open futures contracts outstanding as of June 30, 2020 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P Mid 400 E-Mini Index	09/20	2	$350,835	$355,820	$4,985

Short Futures Outstanding
MSCI EAFE Index	09/20	61	5,433,854	5,424,120	9,734
S&P 500 E-Mini Index	09/20	57	8,670,655	8,807,070	(136,415)

					(126,681)

Total Futures Contracts					($121,696)

(c)	Swap agreements outstanding as of June 30, 2020 were as follows:

Total Return Swaps - Long

Receive	Pay	Payment Frequency	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Russell 1000 Growth Index	3-Month USD-LIBOR + 0.200%	Z	BOA	09/17/20	$59,746,808	$11,951,431	$—	$11,951,431
Russell 1000 Value Index	3-Month USD-LIBOR + 0.210%	Z	BOA	09/17/20	87,593,998	(7,480,291)	—	(7,480,291)
Russell Mid-Cap Growth Index	3-Month USD-LIBOR + 0.160%	Z	BOA	09/17/20	41,594,361	4,058,239	—	4,058,239
MSCI EAFE Index	3-Month USD-LIBOR - 0.190%	Z	CIT	09/17/20	47,147,102	(842,683)	—	(842,683)
Russell 1000 Growth Index	3-Month USD-LIBOR + 0.210%	Z	BRC	01/14/21	39,326,460	5,786,272	—	5,786,272
Russell 1000 Value Index	3-Month USD-LIBOR + 0.210%	Z	BRC	01/14/21	44,898,775	(6,397,132)	—	(6,397,132)
Russell Mid-Cap Growth Index	3-Month USD-LIBOR + 0.190%	Z	BRC	01/14/21	18,019,431	1,372,281	—	1,372,281
Russell Mid-Cap Value Index	3-Month USD-LIBOR + 0.180%	Z	BRC	01/14/21	25,364,802	(4,025,442)	—	(4,025,442)
MSCI EAFE Index	3-Month USD-LIBOR - 0.110%	Z	MSC	01/14/21	31,282,446	(2,895,473)	—	(2,895,473)
Russell 1000 Growth Index	3-Month USD-LIBOR + 0.030%	Z	BRC	03/23/21	13,202,035	5,758,747	—	5,758,747
Russell 1000 Value Index	3-Month USD-LIBOR + 0.030%	Z	BRC	03/23/21	14,889,803	4,155,579	—	4,155,579
Russell Mid-Cap Value Index	3-Month USD-LIBOR + 0.010%	Z	BRC	03/23/21	6,879,292	2,486,069	—	2,486,069
Russell Mid-Cap Growth Index	3-Month USD-LIBOR - 0.350%	Z	CIT	03/23/21	4,986,834	2,408,483	—	2,408,483
MSCI EAFE Index	3-Month USD-LIBOR - 0.060%	Z	GSC	03/23/21	21,857,125	5,428,651	—	5,428,651
Russell 1000 Growth Index	3-Month USD-LIBOR + 0.010%	Z	JPM	03/23/21	48,124,753	15,892,897	—	15,892,897
Russell 1000 Value Index	3-Month USD-LIBOR + 0.010%	Z	JPM	03/23/21	54,727,530	8,032,010	—	8,032,010
Russell Mid-Cap Growth Index	3-Month USD-LIBOR - 0.050%	Z	SGN	03/23/21	18,050,024	6,369,202	—	6,369,202
Russell Mid-Cap Value Index	3-Month USD-LIBOR - 0.050%	Z	SGN	03/23/21	24,721,778	5,002,469	—	5,002,469
Russell 1000 Value Index	3-Month USD-LIBOR + 0.110%	Z	BRC	06/17/21	115,674,346	(8,784,481)	—	(8,784,481)
Russell Mid-Cap Growth Index	3-Month USD-LIBOR + 0.070%	Z	BRC	06/17/21	12,690,782	(158,446)	—	(158,446)
Russell Mid-Cap Value Index	3-Month USD-LIBOR + 0.080%	Z	BRC	06/17/21	98,673,875	(7,626,183)	—	(7,626,183)
MSCI EAFE Index	3-Month USD-LIBOR - 0.100%	Z	CIT	06/17/21	22,007,505	(824,750)	—	(824,750)
Russell 1000 Growth Index	3-Month USD-LIBOR + 0.110%	Z	SGN	06/17/21	98,736,949	197,681	—	197,681

						$39,865,130	$—	$39,865,130

Total Return Swaps - Short
Pay	Receive	Payment Frequency	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Russell Mid-Cap Value Index	3-Month USD-LIBOR + 0.160%	Z	BRC	09/17/20	$9,555,317	$1,061,603	$—	$1,061,603

Total Swap Agreements						$40,926,733	$—	$40,926,733

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PF MULTI-ASSET FUND

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

		Total Value at June 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$482,035,917	$—	$482,035,917	$—
	Asset-Backed Securities	84,627,291	—	84,627,291	—
	U.S. Treasury Obligations	323,198,188	—	323,198,188	—
	Short-Term Investments	44,259,430	1,304,936	42,954,494	—
	Derivatives:
	Equity Contracts
	Futures	14,719	14,719	—	—
	Swaps	79,961,614	—	79,961,614	—

	Total Equity Contracts	79,976,333	14,719	79,961,614	—

	Total Assets - Derivatives	79,976,333	14,719	79,961,614	—

	Total Assets	1,014,097,159	1,319,655	1,012,777,504	—

Liabilities	Derivatives:
	Equity Contracts
	Futures	(136,415)	(136,415)	—	—
	Swaps	(39,034,881)	—	(39,034,881)	—

	Total Equity Contracts	(39,171,296)	(136,415)	(39,034,881)	—

	Total Liabilities - Derivatives	(39,171,296)	(136,415)	(39,034,881)	—

	Total Liabilities	(39,171,296)	(136,415)	(39,034,881)	—

	Total	$974,925,863	$1,183,240	$973,742,623	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PF SMALL-CAP GROWTH FUND (Formerly named PF Developing Growth Fund)

Schedule of Investments

June 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.1%

Basic Materials - 3.7%

Axalta Coating Systems Ltd *	12,286	$277,049
Ferro Corp *	13,267	158,408
Ingevity Corp *	5,427	285,297
RPM International Inc	1,860	139,612

		860,366

Communications - 7.0%

8x8 Inc *	19,410	310,560
MakeMyTrip Ltd (India) *	7,347	112,556
PagerDuty Inc *	13,471	385,540
Proofpoint Inc *	1,899	211,017
Q2 Holdings Inc *	4,136	354,827
Zendesk Inc *	2,618	231,772

		1,606,272

Consumer, Cyclical - 8.5%

CTS Eventim AG & Co KGaA (Germany) *	3,455	144,266
DraftKings Inc ‘A’ *	4,168	138,628
Hella GmbH & Co KGaA (Germany)	2,045	84,006
Levi Strauss & Co ‘A’	6,344	85,010
Malibu Boats Inc ‘A’ *	3,834	199,176
Manchester United PLC ‘A’ (United Kingdom)	14,745	233,413
Ollie’s Bargain Outlet Holdings Inc *	2,983	291,290
Planet Fitness Inc ‘A’ *	2,519	152,576
Skechers USA Inc ‘A’ *	9,997	313,706
Thule Group AB (Sweden) * ~	4,499	114,237
Visteon Corp *	1,382	94,667
Vroom Inc *	1,948	101,569

		1,952,544

Consumer, Non-Cyclical - 31.8%

10X Genomics Inc ‘A’ *	1,057	94,401
Adaptive Biotechnologies Corp *	5,118	247,609
Aimmune Therapeutics Inc *	2,988	49,930
Amicus Therapeutics Inc *	15,168	228,733
Avalara Inc *	2,539	337,916
Bio-Techne Corp	618	163,195
Bioxcel Therapeutics Inc *	2,343	124,202
Boyd Group Services Inc (Canada)	1,255	186,799
Bridgebio Pharma Inc *	3,351	109,276
Bright Horizons Family Solutions Inc *	1,329	155,759
Charles River Laboratories International Inc *	1,499	261,351
Collegium Pharmaceutical Inc *	4,605	80,588
Evo Payments Inc *	7,872	179,718
Grocery Outlet Holding Corp *	8,778	358,142
Guardant Health Inc *	1,992	161,611
GW Pharmaceuticals PLC ADR (United Kingdom) *	1,328	162,972
HealthEquity Inc *	1,598	93,755
ICON PLC (Ireland) *	1,169	196,930
Immunomedics Inc *	3,774	133,751
Inari Medical Inc *	509	24,656
Inspire Medical Systems Inc *	983	85,541
iRhythm Technologies Inc *	1,553	179,977
Livongo Health Inc *	4,580	344,370
Masimo Corp *	506	115,363
Merit Medical Systems Inc *	5,036	229,893
MorphoSys AG ADR (Germany) *	4,424	140,108
Neurocrine Biosciences Inc *	905	110,410
Nevro Corp *	1,105	132,014

	Shares	Value
Optinose Inc *	12,294	$91,467
Orchard Therapeutics PLC (United Kingdom) *	4,073	24,438
OrthoPediatrics Corp *	4,472	195,695
Paylocity Holding Corp *	1,620	236,342
PRA Health Sciences Inc *	4,384	426,519
Principia Biopharma Inc *	1,537	91,897
Quidel Corp *	1,393	311,670
Ritchie Bros Auctioneers Inc (Canada)	3,126	127,697
Silk Road Medical Inc *	3,623	151,767
SpringWorks Therapeutics Inc *	3,915	164,430
STERIS PLC	936	143,620
Teladoc Health Inc *	584	111,451
Tricida Inc *	2,979	81,863
TriNet Group Inc *	4,416	269,111
Twist Bioscience Corp *	4,061	183,963

		7,300,900

Financial - 13.3%

Bank OZK	3,109	72,968
Big Yellow Group PLC REIT	15,876	197,615
CoreSite Realty Corp REIT	2,861	346,353
Hamilton Lane Inc ‘A’	4,128	278,103
Industrial Logistics Properties Trust REIT	11,486	236,037
Prosperity Bancshares Inc	2,940	174,577
QTS Realty Trust Inc ‘A’ REIT	8,124	520,667
Selectquote Inc *	8,019	203,121
Signature Bank	865	92,486
STAG Industrial Inc REIT	12,743	373,625
TMX Group Ltd (Canada)	2,707	267,649
Wintrust Financial Corp	3,323	144,949
WisdomTree Investments Inc	41,686	144,650

		3,052,800

Industrial - 14.7%

Casella Waste Systems Inc ‘A’ *	5,208	271,441
CryoPort Inc *	5,811	175,783
Generac Holdings Inc *	3,057	372,740
Gerresheimer AG (Germany)	3,445	318,370
Knight-Swift Transportation Holdings Inc	5,551	231,532
Kratos Defense & Security Solutions Inc *	16,530	258,364
Littelfuse Inc	1,434	244,683
PerkinElmer Inc	1,644	161,260
Schneider National Inc ‘B’	11,212	276,600
Sensata Technologies Holding PLC *	5,292	197,021
StealthGas Inc (Greece) *	12,914	35,901
Summit Materials Inc ‘A’ *	22,267	358,053
The AZEK Co Inc *	7,633	243,187
Trex Co Inc *	1,833	238,418

		3,383,353

Technology - 18.1%

Altair Engineering Inc *	4,839	192,350
Box Inc ‘A’ *	18,750	389,250
Brooks Automation Inc	2,649	117,192
CACI International Inc ‘A’ *	1,651	358,069
Clarivate PLC (United Kingdom) *	7,186	160,463
Everbridge Inc *	2,667	369,006
ExlService Holdings Inc *	4,494	284,920
Five9 Inc *	1,750	193,673
Health Catalyst Inc *	6,405	186,834
Monolithic Power Systems Inc	613	145,281
Ping Identity Holding Corp *	11,666	374,362
Rapid7 Inc *	9,249	471,884
RealPage Inc *	4,180	271,742
Schrodinger Inc *	1,271	116,385

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PF SMALL-CAP GROWTH FUND

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
Silicon Laboratories Inc *	1,722	$172,665
WNS Holdings Ltd ADR (India) *	6,654	365,837

		4,169,913

Total Common Stocks (Cost $18,881,971)		22,326,148

SHORT-TERM INVESTMENT - 2.8%

Money Market Fund - 2.8%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.110%	652,363	652,363

Total Short-Term Investment (Cost $652,363)		652,363

TOTAL INVESTMENTS - 99.9% (Cost $19,534,334)		22,978,511

OTHER ASSETS & LIABILITIES, NET - 0.1%		18,784

NET ASSETS - 100.0%		$22,997,295

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

		Total Value at June 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$860,366	$860,366	$—	$—
	Communications	1,606,272	1,606,272	—	—
	Consumer, Cyclical	1,952,544	1,610,035	342,509	—
	Consumer, Non-Cyclical	7,300,900	7,300,900	—	—
	Financial	3,052,800	2,855,185	197,615	—
	Industrial	3,383,353	3,064,983	318,370	—
	Technology	4,169,913	4,169,913	—	—

	Total Common Stocks	22,326,148	21,467,654	858,494

	Short-Term Investment	652,363	652,363	—	—

	Total	$22,978,511	$22,120,017	$858,494	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PF SMALL-CAP VALUE FUND

Schedule of Investments

June 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.4%

Basic Materials - 2.0%

Carpenter Technology Corp	11,939	$289,879
GCP Applied Technologies Inc *	846	15,719
Orion Engineered Carbons SA (Luxembourg)	33,991	359,965

		665,563

Communications - 3.5%

A10 Networks Inc *	29,416	200,323
Casa Systems Inc *	78,598	326,968
Criteo SA ADR (France) *	27,878	317,530
Extreme Networks Inc *	48,074	208,641
Houghton Mifflin Harcourt Co *	52,394	94,833

		1,148,295

Consumer, Cyclical - 20.8%

Blue Bird Corp *	10,505	157,470
Callaway Golf Co	29,334	513,638
Citi Trends Inc	17,544	354,740
Crocs Inc *	9,651	355,350
Dana Inc	38,930	474,557
El Pollo Loco Holdings Inc *	38,093	562,253
Foot Locker Inc	6,460	188,374
KB Home	16,930	519,412
Knoll Inc	12,414	151,327
Malibu Boats Inc ‘A’ *	7,849	407,755
Oxford Industries Inc	6,433	283,116
Papa John’s International Inc	7,066	561,111
Regis Corp *	37,370	305,687
Ruth’s Hospitality Group Inc	34,398	280,688
Skechers U.S.A. Inc ‘A’ *	7,989	250,695
SkyWest Inc	9,059	295,505
Taylor Morrison Home Corp *	16,478	317,861
The Shyft Group Inc	27,251	458,907
Williams-Sonoma Inc	5,070	415,791

		6,854,237

Consumer, Non-Cyclical - 7.1%

ICON PLC (Ireland) *	2,382	401,272
Molina Healthcare Inc *	2,727	485,351
Nomad Foods Ltd (United Kingdom) *	22,114	474,345
Primo Water Corp	30,608	420,860
The Hain Celestial Group Inc *	18,159	572,190

		2,354,018

Energy - 2.7%

Dril-Quip Inc *	10,720	319,349
Helix Energy Solutions Group Inc *	82,470	286,171
MRC Global Inc *	47,716	282,001

		887,521

Financial - 34.9%

1st Source Corp	8,632	307,126
Armada Hoffler Properties Inc REIT	20,572	204,691
Associated Banc-Corp	27,462	375,680
Bank of Marin Bancorp	8,178	272,573
BankUnited Inc	25,648	519,372
Carter Bank & Trust	29,374	237,048
City Office REIT Inc	26,304	264,618
Cousins Properties Inc REIT	12,306	367,088

	Shares	Value
Essent Group Ltd	9,844	$357,042
First American Financial Corp	6,699	321,686
HarborOne Bancorp Inc *	39,822	340,080
Heritage Financial Corp	17,210	344,200
IBERIABANK Corp	8,072	367,599
Independence Realty Trust Inc REIT	37,486	430,714
Independent Bank Group Inc	11,319	458,646
Moelis & Co ‘A’	12,314	383,704
National Storage Affiliates Trust REIT	9,986	286,199
Pacific Premier Bancorp Inc	13,079	283,553
Physicians Realty Trust REIT	24,171	423,476
RLJ Lodging Trust REIT	29,170	275,365
Sandy Spring Bancorp Inc	13,083	324,197
Selective Insurance Group Inc	7,315	385,793
STAG Industrial Inc REIT	18,202	533,683
State Auto Financial Corp	7,817	139,533
Sterling Bancorp	25,273	296,199
Synovus Financial Corp	18,730	384,527
Texas Capital Bancshares Inc *	10,411	321,388
The Hanover Insurance Group Inc	3,450	349,588
TriCo Bancshares	12,449	379,072
Umpqua Holdings Corp	37,580	399,851
Webster Financial Corp	12,823	366,866
WSFS Financial Corp	14,807	424,961
Zions Bancorp NA	10,367	352,478

		11,478,596

Industrial - 15.1%

AAR Corp	11,597	239,710
Belden Inc	12,254	398,868
Cactus Inc ‘A’	16,690	344,315
EnerSys	6,393	411,581
GATX Corp	1,162	70,859
Graphic Packaging Holding Co	21,590	302,044
Hub Group Inc ‘A’ *	500	23,930
Kennametal Inc	19,308	554,333
Masonite International Corp *	6,992	543,838
Primoris Services Corp	22,118	392,816
Regal Beloit Corp	6,295	549,679
Terex Corp	16,807	315,467
Trinseo SA	9,059	200,747
TTM Technologies Inc *	25,743	305,312
Vishay Intertechnology Inc	21,087	321,998

		4,975,497

Technology - 8.2%

CommVault Systems Inc *	10,439	403,989
CSG Systems International Inc	4,522	187,166
Kulicke & Soffa Industries Inc (Singapore)	13,090	272,665
MagnaChip Semiconductor Corp (South Korea) *	22,802	234,861
MaxLinear Inc *	11,937	256,168
NCR Corp *	13,513	234,045
NetScout Systems Inc *	13,096	334,734
Unisys Corp *	24,590	268,277
Verint Systems Inc *	4,263	192,602
WNS Holdings Ltd ADR (India) *	5,875	323,007

		2,707,514

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PF SMALL-CAP VALUE FUND

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
Utilities - 3.1%

Black Hills Corp	5,439	$308,174
PNM Resources Inc	8,892	341,808
Southwest Gas Holdings Inc	5,210	359,750

		1,009,732

Total Common Stocks (Cost $33,023,585)		32,080,973

SHORT-TERM INVESTMENT - 2.5%

Money Market Fund - 2.5%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.110%	802,620	802,620

Total Short-Term Investment (Cost $802,620)		802,620

TOTAL INVESTMENTS - 99.9% (Cost $33,826,205)		32,883,593

OTHER ASSETS & LIABILITIES, NET - 0.1%		45,095

NET ASSETS - 100.0%		$32,928,688

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

		Total Value at June 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$32,080,973	$32,080,973	$—	$—
	Short-Term Investment	802,620	802,620	—	—

	Total	$32,883,593	$32,883,593	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PF EMERGING MARKETS FUND

Schedule of Investments

June 30, 2020 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 2.4%

Brazil - 2.4%

Itau Unibanco Holding SA ADR	238,745	$1,119,714
Lojas Americanas SA	265,029	1,574,159

		2,693,873

India - 0.0%

Zee Entertainment Enterprises Ltd 6.000% due 03/05/22	390,884	18,180

Total Preferred Stocks (Cost $1,985,129)		2,712,053

COMMON STOCKS - 94.4%

Brazil - 4.3%

Ambev SA	202,425	531,551
Ambev SA ADR	35,055	92,545
Atacadao SA	97,524	358,849
B3 SA - Brasil Bolsa Balcao	111,093	1,137,671
Pagseguro Digital Ltd ‘A’ *	30,343	1,072,322
Vale SA ADR	172,384	1,777,279

		4,970,217

Chile - 0.8%

Falabella SA	300,953	952,615

China - 33.8%

Alibaba Group Holding Ltd ADR *	27,503	5,932,397
Budweiser Brewing Co APAC Ltd ~	373,600	1,093,689
Hansoh Pharmaceutical Group Co Ltd * ~	138,000	652,659
Huazhu Group Ltd ADR	99,064	3,472,193
Innovent Biologics Inc * ~	136,000	1,012,207
Jiangsu Hengrui Medicine Co Ltd ‘A’	206,193	2,694,744
Meituan Dianping ‘B’ *	54,100	1,208,939
New Oriental Education & Technology Group Inc ADR *	2,247	292,627
OneConnect Financial Technology Co Ltd ADR *	46,897	856,339
Ping An Insurance Group Co of China Ltd ‘A’	346,271	3,504,610
Tencent Holdings Ltd ADR	144,281	9,245,225
Wuxi Biologics Cayman Inc * ~	21,500	394,646
Yum China Holdings Inc	91,347	4,391,050
ZTO Express Cayman Inc ADR	105,488	3,872,464

		38,623,789

Colombia - 0.3%

Grupo Aval Acciones y Valores SA ADR	87,457	381,312

Egypt - 0.7%

Commercial International Bank Egypt SAE	210,737	843,233

France - 5.7%

Kering SA	11,797	6,449,616
LVMH Moet Hennessy Louis Vuitton SE	100	44,149

		6,493,765

	Shares	Value
Hong Kong - 5.4%

AIA Group Ltd	554,800	$5,191,599
Jardine Strategic Holdings Ltd	43,570	939,853

		6,131,452

India - 11.1%

HDFC Bank Ltd	82,105	1,154,029
Housing Development Finance Corp Ltd	191,822	4,460,269
Kotak Mahindra Bank Ltd	206,448	3,726,390
Oberoi Realty Ltd	74,345	359,484
Tata Consultancy Services Ltd	91,515	2,519,182
Zee Entertainment Enterprises Ltd	185,526	421,467

		12,640,821

Indonesia - 1.3%

P.T. Bank Central Asia Tbk	482,600	965,587
P.T. Indocement Tunggal Prakarsa Tbk *	323,418	268,474
P.T. Semen Indonesia Persero Tbk	380,800	258,002

		1,492,063

Italy - 2.0%

Brunello Cucinelli SPA *	82	2,443
Moncler SPA *	26,024	1,000,710
PRADA SPA *	370,400	1,294,282

		2,297,435

Mexico - 5.0%

Alsea SAB de CV *	239,740	235,834
Fomento Economico Mexicano SAB de CV	392,477	2,436,194
Fomento Economico Mexicano SAB de CV ADR	9,985	619,170
Grupo Aeroportuario del Sureste SAB de CV ‘B’	38,823	434,942
Grupo Financiero Inbursa SAB de CV ‘O’ *	415,256	288,527
Grupo Mexico SAB de CV ‘B’	746,315	1,733,917

		5,748,584

Peru - 1.3%

Credicorp Ltd	10,956	1,464,488

Philippines - 2.6%

Ayala Land Inc	1,485,500	1,013,176
SM Investments Corp *	88,242	1,675,876
SM Prime Holdings Inc	464,756	298,910

		2,987,962

Russia - 9.0%

MMC Norilsk Nickel PJSC ADR	11,480	300,071
Novatek PJSC GDR	30,920	4,382,678
Polyus PJSC	1,204	202,305
Polyus PJSC GDR ~	4,125	346,971
Sberbank of Russia PJSC	815,321	2,330,951
Yandex NV ‘A’ *	53,991	2,700,630

		10,263,606

South Africa - 0.8%

FirstRand Ltd	426,992	938,990

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PF EMERGING MARKETS FUND

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
South Korea - 2.7%

Amorepacific Corp	3,669	$513,210
AMOREPACIFIC Group	4,854	210,166
Samsung Biologics Co Ltd * ~	3,724	2,415,973

		3,139,349

Switzerland - 0.6%

Cie Financiere Richemont SA	10,495	676,931

Taiwan - 6.4%

Taiwan Semiconductor Manufacturing Co Ltd	688,995	7,358,136

Turkey - 0.6%

Akbank T.A.S. *	707,719	627,844

Total Common Stocks (Cost $72,897,397)		108,032,592

SHORT-TERM INVESTMENT - 2.3%

Money Market Fund - 2.3%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.110%	2,694,906	2,694,906

Total Short-Term Investment (Cost $2,694,906)		2,694,906

TOTAL INVESTMENTS - 99.1% (Cost $77,577,432)		113,439,551

OTHER ASSETS & LIABILITIES, NET - 0.9%		980,425

NET ASSETS - 100.0%		$114,419,976

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PF EMERGING MARKETS FUND

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

		Total Value at June 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks
	Brazil	$2,693,873	$2,693,873	$—	$—
	India	18,180	—	18,180	—

	Total Preferred Stocks	2,712,053	2,693,873	18,180	—

	Common Stocks
	Brazil	4,970,217	4,970,217	—	—
	Chile	952,615	952,615	—	—
	China	38,623,789	18,817,070	19,806,719	—
	Colombia	381,312	381,312	—	—
	Egypt	843,233	—	843,233	—
	France	6,493,765	—	6,493,765	—
	Hong Kong	6,131,452	—	6,131,452	—
	India	12,640,821	—	12,640,821	—
	Indonesia	1,492,063	—	1,492,063	—
	Italy	2,297,435	—	2,297,435	—
	Mexico	5,748,584	5,748,584	—	—
	Peru	1,464,488	1,464,488	—	—
	Philippines	2,987,962	—	2,987,962	—
	Russia	10,263,606	2,700,630	7,562,976	—
	South Africa	938,990	—	938,990	—
	South Korea	3,139,349	—	3,139,349	—
	Switzerland	676,931	—	676,931	—
	Taiwan	7,358,136	—	7,358,136	—
	Turkey	627,844	627,844	—	—

	Total Common Stocks	108,032,592	35,662,760	72,369,832	—

	Short-Term Investment	2,694,906	2,694,906	—	—

	Total	$113,439,551	$41,051,539	$72,388,012	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PF INTERNATIONAL LARGE-CAP FUND

Schedule of Investments

June 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.4%

Australia - 1.0%

Rio Tinto PLC	8,257	$464,674

Belgium - 1.3%

KBC Group NV	10,922	627,480

Brazil - 0.3%

Ambev SA ADR	60,505	159,733

Canada - 2.7%

Canadian National Railway Co	10,343	916,079
Suncor Energy Inc	21,635	364,780

		1,280,859

China - 1.6%

Tencent Holdings Ltd	5,700	365,244
Yum China Holdings Inc	8,413	404,413

		769,657

Denmark - 2.9%

Carlsberg AS ‘B’	2,763	366,396
Novo Nordisk AS ‘B’	15,516	1,010,832

		1,377,228

France - 18.0%

Air Liquide SA	9,811	1,418,535
Capgemini SE	4,916	567,311
Danone SA *	11,021	764,999
Dassault Systemes SE	1,621	281,393
Engie SA *	37,042	459,390
EssilorLuxottica SA *	4,180	537,581
Hermes International	157	131,818
L’Oreal SA *	1,980	639,035
Legrand SA	5,950	452,094
LVMH Moet Hennessy Louis Vuitton SE	2,105	929,343
Pernod Ricard SA	5,057	796,304
Schneider Electric SE	14,596	1,623,604

		8,601,407

Germany - 9.8%

Bayer AG	12,995	963,231
Beiersdorf AG	8,467	962,814
Deutsche Boerse AG	3,201	579,304
Merck KGaA	4,822	561,509
MTU Aero Engines AG *	1,346	234,338
SAP SE	9,901	1,384,049

		4,685,245

Hong Kong - 2.7%

AIA Group Ltd	137,826	1,289,721

India - 2.1%

Housing Development Finance Corp Ltd	15,812	367,663
Tata Consultancy Services Ltd	23,229	639,437

		1,007,100

	Shares	Value
Ireland - 0.9%

Ryanair Holdings PLC ADR *	6,066	$402,418

Israel - 1.3%

Check Point Software Technologies Ltd *	5,633	605,153

Italy - 1.5%

Eni SPA	27,943	267,861
Intesa Sanpaolo SPA *	221,981	426,577

		694,438

Japan - 15.8%

Daikin Industries Ltd	6,200	1,003,160
Denso Corp	6,100	239,224
FANUC Corp	1,000	179,270
Hitachi Ltd	20,400	648,411
Hoya Corp	11,800	1,129,956
Japan Tobacco Inc	22,800	423,459
Koito Manufacturing Co Ltd	5,800	234,666
Kubota Corp	41,200	616,300
Kyocera Corp	10,600	578,596
Olympus Corp	53,500	1,030,009
Shin-Etsu Chemical Co Ltd	2,600	305,140
SMC Corp	400	205,568
Terumo Corp	24,600	936,344

		7,530,103

Netherlands - 3.7%

Akzo Nobel NV	6,901	619,987
ING Groep NV	43,054	300,124
Koninklijke Philips NV *	9,992	466,102
Randstad NV	8,646	386,604

		1,772,817

Portugal - 0.5%

Galp Energia SGPS SA	19,295	223,821

Singapore - 1.0%

DBS Group Holdings Ltd	30,000	451,405

Spain - 1.5%

Amadeus IT Group SA	13,921	730,879

Sweden - 0.9%

Essity AB ‘B’ *	13,878	449,944

Switzerland - 15.1%

Alcon Inc *	1,982	113,884
Cie Financiere Richemont SA	5,844	376,940
Julius Baer Group Ltd	7,596	319,014
Nestle SA	18,039	1,999,995
Novartis AG	9,917	863,980
Roche Holding AG	5,069	1,756,153
Sika AG	1,909	368,003
UBS Group AG	62,878	726,182
Zurich Insurance Group AG	1,890	669,685

		7,193,836

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PF INTERNATIONAL LARGE-CAP FUND

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
Taiwan - 1.4%

Taiwan Semiconductor Manufacturing Co Ltd ADR	12,029	$682,886

United Kingdom - 11.6%

Barclays PLC	133,855	188,842
Compass Group PLC	33,345	458,774
Diageo PLC	21,792	724,306
Experian PLC	30,159	1,058,543
Linde PLC	2,481	525,460
Reckitt Benckiser Group PLC	7,816	719,057
RELX PLC	24,599	569,319
RELX PLC	11,508	266,361
Rolls-Royce Holdings PLC *	62,422	220,387
Smiths Group PLC	17,243	301,440
Tesco PLC	176,063	495,204

		5,527,693

United States - 0.8%

QIAGEN NV *	9,012	388,190

Total Common Stocks (Cost $27,274,582)		46,916,687

SHORT-TERM INVESTMENT - 0.9%

Money Market Fund - 0.9%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.110%	442,094	442,094

Total Short-Term Investment (Cost $442,094)		442,094

TOTAL INVESTMENTS - 99.3% (Cost $27,716,676)		47,358,781

OTHER ASSETS & LIABILITIES, NET - 0.7%		312,874

NET ASSETS - 100.0%		$47,671,655

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

		Total Value at June 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Australia	$464,674	$—	$464,674	$—
	Belgium	627,480	—	627,480	—
	Brazil	159,733	159,733	—	—
	Canada	1,280,859	1,280,859	—	—
	China	769,657	404,413	365,244	—
	Denmark	1,377,228	—	1,377,228	—
	France	8,601,407	—	8,601,407	—
	Germany	4,685,245	—	4,685,245	—
	Hong Kong	1,289,721	—	1,289,721	—
	India	1,007,100	—	1,007,100	—
	Ireland	402,418	402,418	—	—
	Israel	605,153	605,153	—	—
	Italy	694,438	—	694,438	—
	Japan	7,530,103	—	7,530,103	—
	Netherlands	1,772,817	466,102	1,306,715	—
	Portugal	223,821	—	223,821	—
	Singapore	451,405	—	451,405	—
	Spain	730,879	—	730,879	—
	Sweden	449,944	—	449,944	—
	Switzerland	7,193,836	—	7,193,836	—
	Taiwan	682,886	682,886	—	—
	United Kingdom	5,527,693	569,319	4,958,374	—
	United States	388,190	388,190	—	—

	Total Common Stocks	46,916,687	4,959,073	41,957,614	—

	Short-Term Investment	442,094	442,094	—	—

	Total	$47,358,781	$5,401,167	$41,957,614	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments

June 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.7%

Australia - 3.8%

Asaleo Care Ltd	103,554	$72,772
Charter Hall Long Wale REIT	32,598	97,245
Growthpoint Properties Australia Ltd REIT	43,250	96,195
IGO Ltd	35,912	122,534
IPH Ltd	17,393	90,461
Karoon Energy Ltd *	279,214	118,298
McMillan Shakespeare Ltd	18,545	117,235
Nanosonics Ltd *	24,597	116,638
Netwealth Group Ltd	9,000	56,177
Perseus Mining Ltd *	62,000	57,373
Pro Medicus Ltd	7,352	135,381
Select Harvests Ltd	19,181	83,842
Shopping Centres Australasia Property REIT	39,058	58,884

		1,223,035

Austria - 0.7%

ams AG *	6,159	91,822
AT&S Austria Technologie & Systemtechnik AG	2,573	46,451
BAWAG Group AG * ~	2,439	84,394

		222,667

Belgium - 0.8%

Bekaert SA	4,186	82,295
Euronav NV	8,000	64,590
KBC Ancora *	1,200	40,929
Orange Belgium SA	5,008	81,705

		269,519

Canada - 9.4%

Alaris Royalty Corp	4,600	43,879
B2Gold Corp	35,589	202,377
Canaccord Genuity Group Inc	18,339	93,343
Canadian Solar Inc *	5,638	108,644
Celestica Inc *	21,958	150,743
CI Financial Corp	6,052	76,987
Cogeco Inc	1,226	73,166
Cominar REIT	11,277	67,948
Corus Entertainment Inc ‘B’	40,006	84,279
Crescent Point Energy Corp	35,319	57,235
CT REIT	8,395	83,975
Dundee Precious Metals Inc	23,050	151,788
Empire Co Ltd ‘A’	3,800	90,997
Extendicare Inc	15,917	65,774
Genworth MI Canada Inc	3,042	74,414
H&R REIT	9,520	68,441
High Liner Foods Inc	14,270	60,965
Knight Therapeutics Inc *	17,744	91,752
Medical Facilities Corp	35,452	113,334
Parex Resources Inc *	9,688	116,747
Points International Ltd *	5,888	53,640
Polaris Infrastructure Inc	9,400	99,982
Precision Drilling Corp *	18,900	14,339
Real Matters Inc *	9,403	183,406
Ritchie Bros Auctioneers Inc	4,032	164,149
SEMAFO Inc *	44,125	150,485
Seven Generations Energy Ltd ‘A’ *	8,000	17,855
TFI International Inc	2,200	78,092
Torex Gold Resources Inc *	7,950	125,258
Westshore Terminals Investment Corp	6,000	73,851

	Shares	Value
Yamana Gold Inc	29,035	$157,836

		2,995,681

China - 0.7%

Gemdale Properties & Investment Corp Ltd	629,886	117,437
S-Enjoy Service Group Co Ltd *	36,000	92,995

		210,432

Denmark - 1.9%

NKT AS *	3,605	80,858
Pandora AS	2,577	140,742
Royal Unibrew AS *	1,700	141,715
Scandinavian Tobacco Group AS ~	6,500	95,983
SimCorp AS	755	81,655
Spar Nord Bank AS *	6,975	55,590

		596,543

Egypt - 0.5%

Centamin PLC	77,666	177,286

Finland - 1.8%

Huhtamaki Oyj *	2,276	90,040
Outokumpu Oyj *	29,359	84,068
Tokmanni Group Corp	6,829	101,311
Uponor Oyj	9,530	129,062
Valmet Oyj	6,315	165,514

		569,995

France - 3.0%

Atos SE *	2,132	182,782
Criteo SA ADR *	2,700	30,753
Eiffage SA *	1,000	91,666
Elior Group SA ~	10,630	60,815
Eutelsat Communications SA	2,809	25,984
Klepierre SA REIT	4,585	91,648
Metropole Television SA *	6,339	71,704
SCOR SE *	4,827	133,313
Teleperformance	217	55,266
Trigano SA	1,297	136,483
Virbac SA *	437	95,788

		976,202

Georgia - 0.2%

Bank of Georgia Group PLC *	5,456	72,752

Germany - 7.7%

AIXTRON SE *	10,517	126,824
Brenntag AG	3,870	205,187
Cewe Stiftung & Co KGaA	748	82,712
Deutsche Pfandbriefbank AG * ~	10,085	73,790
DIC Asset AG *	6,254	84,021
DWS Group GmbH & Co KGaA ~	3,354	122,209
Eckert & Ziegler Strahlen- und Medizintechnik AG	608	101,826
GEA Group AG	5,947	188,747
GFT Technologies SE	9,664	117,474
HelloFresh SE *	3,981	212,962
JOST Werke AG * ~	2,685	90,648
LANXESS AG *	2,900	153,356
LEG Immobilien AG *	900	114,152
LPKF Laser & Electronics AG	5,085	110,347
MorphoSys AG *	978	123,997
Software AG	3,416	137,973

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
TAG Immobilien AG	5,542	$132,365
Talanx AG	2,054	76,335
Telefonica Deutschland Holding AG	26,122	77,038
Wacker Chemie AG *	1,892	130,091

		2,462,054

Hong Kong - 1.2%

Dah Sing Financial Holdings Ltd	22,656	63,780
Hysan Development Co Ltd	28,917	93,351
K Wah International Holdings Ltd	186,470	80,763
Shun Tak Holdings Ltd	217,390	81,394
Stella International Holdings Ltd	65,665	67,347

		386,635

Ireland - 0.8%

Fly Leasing Ltd ADR *	8,000	65,680
Greencore Group PLC	50,486	78,537
Hibernia REIT PLC	85,559	108,018

		252,235

Israel - 1.0%

AudioCodes Ltd	4,201	133,550
Gazit-Globe Ltd	9,048	42,857
Plus500 Ltd	7,952	129,702

		306,109

Italy - 2.4%

ACEA SPA	5,319	102,272
Avio SPA *	5,606	96,573
Banca Farmafactoring SPA * ~	9,373	53,405
Banca IFIS SPA *	6,401	61,841
Banca Sistema SPA * ~	54,623	89,752
Enav SPA ~	18,184	82,142
Esprinet SPA *	19,958	84,763
Sesa SPA	1,770	107,408
Unipol Gruppo SPA *	23,729	92,697

		770,853

Japan - 23.6%

Altech Corp	5,100	90,196
Aoyama Trading Co Ltd	2,800	19,110
Asahi Co Ltd	8,400	116,210
ASKUL Corp	2,700	86,724
Capcom Co Ltd	2,500	91,509
Citizen Watch Co Ltd	9,700	31,620
Cybernet Systems Co Ltd	14,500	90,320
Daiichikosho Co Ltd	2,500	74,797
Denka Co Ltd	2,200	53,922
Dexerials Corp	12,300	96,963
DMG Mori Co Ltd	5,200	63,539
Doshisha Co Ltd	6,000	90,820
Eagle Industry Co Ltd	4,500	30,221
EPS Holdings Inc	7,400	71,053
ESPEC Corp	5,400	89,701
FCC Co Ltd	5,100	87,684
Financial Products Group Co Ltd	13,800	76,464
Foster Electric Co Ltd	9,200	90,048
Fuji Media Holdings Inc	3,000	29,001
Fukui Computer Holdings Inc	4,600	116,857
FULLCAST Holdings Co Ltd	5,000	66,700
Furyu Corp	9,700	93,288
Gakujo Co Ltd	6,500	72,405

	Shares	Value
Glory Ltd	2,900	$66,150
Hokuto Corp	4,400	82,811
Invincible Investment Corp REIT	100	25,956
IR Japan Holdings Ltd	1,500	158,076
Izumi Co Ltd	2,700	85,589
Joyful Honda Co Ltd	6,100	80,510
Kaken Pharmaceutical Co Ltd	2,200	112,664
Kamigumi Co Ltd	4,000	78,666
Kato Sangyo Co Ltd	2,100	68,819
Kenedix Inc	22,900	113,177
Kissei Pharmaceutical Co Ltd	1,500	37,896
Kito Corp	3,800	47,657
Kozo Keikaku Engineering Inc	2,900	71,358
Kyoei Steel Ltd	2,000	24,131
Kyudenko Corp	3,300	97,409
Lacto Japan Co Ltd	2,600	89,253
Marvelous Inc	14,900	97,081
Meitec Corp	2,000	96,762
Mitsui E&S Holdings Co Ltd *	5,300	20,458
Mitsui Matsushima Holdings Co Ltd	9,400	73,938
Mochida Pharmaceutical Co Ltd	2,300	85,706
Morinaga & Co Ltd	1,800	69,900
NichiiGakkan Co Ltd	4,632	71,661
Nihon Unisys Ltd	2,500	78,603
Nikkon Holdings Co Ltd	4,200	83,502
Nippon Carbon Co Ltd	2,300	73,771
Nippon Electric Glass Co Ltd	1,900	29,846
Nippon Gas Co Ltd	2,400	103,193
Nippon Piston Ring Co Ltd	5,100	57,226
NIPPON REIT Investment Corp	37	119,606
Nippon Yakin Kogyo Co Ltd	3,450	51,407
Nishio Rent All Co Ltd	3,400	70,260
Noevir Holdings Co Ltd	1,500	64,129
Obara Group Inc	3,200	97,619
Okamoto Industries Inc	2,400	88,525
Optorun Co Ltd	3,400	79,690
OSJB Holdings Corp	21,900	47,062
PAL GROUP Holdings Co Ltd	6,300	75,996
Prima Meat Packers Ltd	3,500	93,998
Riso Kyoiku Co Ltd	26,400	79,769
Roland DG Corp	2,300	26,442
Ryosan Co Ltd	3,200	65,962
Sangetsu Corp	5,500	77,882
Sanki Engineering Co Ltd	6,500	74,511
Sankyo Co Ltd	2,200	53,252
Sankyu Inc	1,900	71,612
Sanwa Holdings Corp	11,600	104,244
Sawai Pharmaceutical Co Ltd	1,900	97,656
Seikagaku Corp	7,700	80,893
Shinoken Group Co Ltd	6,700	54,189
Ship Healthcare Holdings Inc	2,800	117,183
Star Micronics Co Ltd	7,000	78,265
Starts Proceed Investment Corp REIT	48	91,451
Sumitomo Mitsui Construction Co Ltd	10,100	44,043
Sumitomo Osaka Cement Co Ltd	2,600	91,611
Sumitomo Seika Chemicals Co Ltd	3,100	100,983
Taikisha Ltd	2,900	80,378
Takara Leben Co Ltd	10,800	36,214
Tama Home Co Ltd	6,800	77,753
The Okinawa Electric Power Co Inc	5,781	96,279
Toho Zinc Co Ltd *	1,500	21,478
Tokyo Electron Device Ltd	3,200	106,729
Tokyo Individualized Educational Institute Inc	14,400	69,203
Tokyo Steel Manufacturing Co Ltd	12,200	70,259
Tokyu Construction Co Ltd	6,400	33,251
Tomy Co Ltd	8,700	68,782
Tosei Corp	8,400	88,857
Towa Pharmaceutical Co Ltd	2,100	38,895

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
Toyo Corp	8,700	$80,159
Toyo Kanetsu KK	2,200	43,250
TS Tech Co Ltd	3,400	93,724
Ube Industries Ltd	1,700	29,299
ValueCommerce Co Ltd	5,700	153,276
Warabeya Nichiyo Holdings Co Ltd	4,500	70,922
Yamaguchi Financial Group Inc	15,200	93,407
Yuasa Trading Co Ltd	3,800	102,724
Zeon Corp	9,400	86,809

		7,550,809

Jordan - 0.4%

Hikma Pharmaceuticals PLC	4,935	135,421

Kyrgyzstan - 0.5%

Centerra Gold Inc	13,494	150,585

Luxembourg - 0.4%

APERAM SA	4,272	119,762

Netherlands - 3.1%

ASM International NV	1,391	214,139
ASR Nederland NV	4,651	143,098
BE Semiconductor Industries NV	3,222	142,862
Heijmans NV *	11,841	89,132
Intertrust NV ~	5,702	97,117
SBM Offshore NV	8,330	122,746
Signify NV * ~	4,505	115,823
Vastned Retail NV REIT	3,619	77,454

		1,002,371

Norway - 0.8%

Europris ASA ~	27,028	131,028
Grieg Seafood ASA	8,061	82,866
SpareBank 1 SMN	5,000	40,890

		254,784

Singapore - 1.3%

AEM Holdings Ltd	61,600	140,231
Ascendas India Trust	67,200	65,163
First REIT	141,400	70,965
Hi-P International Ltd	46,900	36,037
UMS Holdings Ltd	149,000	96,826

		409,222

South Korea - 5.9%

Binggrae Co Ltd	1,939	97,624
Com2uSCorp	1,113	109,183
Dong-A ST Co Ltd	1,120	81,037
DY POWER Corp	3,701	31,862
F&F Co Ltd	972	75,000
Handsome Co Ltd	4,132	121,167
Hanwha Aerospace Co Ltd *	1,400	28,857
Huchems Fine Chemical Corp	5,544	73,862
Hyundai Wia Corp	1,098	31,967
InBody Co Ltd	2,000	26,763
Interflex Co Ltd *	10,827	115,376
INTOPS Co Ltd	9,706	90,151
JW Life Science Corp	2,225	35,698
KEPCO Plant Service & Engineering Co Ltd	2,864	69,562
Korea Circuit Co Ltd *	14,569	158,597
Korea Petrochemical Ind Co Ltd	319	30,241

	Shares	Value
Korean Reinsurance Co	14,266	$87,735
Kumho Petrochemical Co Ltd	1,832	114,572
LG Hausys Ltd	2,516	135,486
Poongsan Corp	5,735	105,322
Seegene Inc	1,100	102,444
SK Discovery Co Ltd	1,773	58,201
Tovis Co Ltd	14,490	80,752
Value Added Technology Co Ltd	2,433	41,456

		1,902,915

Spain - 2.7%

Acerinox SA	8,754	71,172
Atlantica Sustainable Infrastructure PLC	3,682	107,146
Cia de Distribucion Integral Logista Holdings SA	5,348	100,189
Enagas SA	6,275	153,508
Faes Farma SA	15,859	64,660
Lar Espana Real Estate Socimi SA REIT	15,262	79,647
Sacyr SA	20,762	43,254
Talgo SA * ~	13,258	63,181
Vidrala SA	587	55,975
Viscofan SA	1,965	128,265

		866,997

Sweden - 5.5%

Axfood AB	3,547	77,545
Betsson AB *	22,956	160,044
Bilia AB ‘A’ *	5,583	45,239
Evolution Gaming Group AB ~	2,600	154,429
Inwido AB *	14,876	103,797
JM AB	4,114	93,103
Kungsleden AB	12,817	95,926
Lindab International AB	10,819	127,525
NCC AB ‘B’	6,506	105,762
Orexo AB *	11,218	89,478
Pricer AB ‘B’	45,574	120,381
Resurs Holding AB ~	7,550	31,145
Sectra AB ‘B’	1,840	104,851
Sweco AB ‘B’	3,443	155,416
Tethys Oil AB	15,692	77,086
Trelleborg AB ‘B’ *	6,416	94,134
Wihlborgs Fastigheter AB	6,864	112,909

		1,748,770

Switzerland - 5.9%

Adecco Group AG	3,670	172,988
Allreal Holding AG	520	103,084
ALSO Holding AG	506	124,296
Baloise Holding AG	551	83,008
BKW AG	1,009	90,589
Cembra Money Bank AG	905	88,467
CRISPR Therapeutics AG *	1,890	138,896
Forbo Holding AG	69	100,167
Helvetia Holding AG	1,250	117,087
Huber + Suhner AG	1,389	97,676
Interroll Holding AG	46	93,061
Julius Baer Group Ltd	1,573	66,062
Landis+Gyr Group AG	650	42,107
Logitech International SA	3,533	231,515
PSP Swiss Property AG	1,093	123,111
Sonova Holding AG	1,046	209,383

		1,881,497

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
United Kingdom - 11.5%

4imprint Group PLC	3,101	$94,541
Aggreko PLC	15,981	87,887
Auto Trader Group PLC ~	23,856	155,320
B&M European Value Retail SA	23,000	113,215
Bellway PLC	4,446	140,032
boohoo Group PLC *	32,157	164,673
Computacenter PLC	6,798	137,778
Dialog Semiconductor PLC *	2,534	115,825
Drax Group PLC	41,870	133,625
Empiric Student Property PLC REIT	104,707	75,495
Fevertree Drinks PLC	2,437	61,777
Great Portland Estates PLC REIT	12,927	101,274
Howden Joinery Group PLC	21,815	149,349
IMI PLC	10,831	123,568
Inchcape PLC	16,971	103,136
Intermediate Capital Group PLC	10,701	170,721
Jupiter Fund Management PLC	12,000	38,050
Keller Group PLC	8,285	65,086
Man Group PLC	66,092	107,001
Mitchells & Butlers PLC *	17,751	41,335
Oxford Instruments PLC	5,182	92,092
Paragon Banking Group PLC	13,200	57,339
Quilter PLC ~	77,054	132,606
Reach PLC	56,257	53,992
Redrow PLC	17,309	92,310
Rightmove PLC	22,677	153,286
Rotork PLC	35,004	121,149
Safestore Holdings PLC REIT	12,573	113,327
Spirent Communications PLC	41,609	124,489
St Modwen Properties PLC	18,516	79,531
Stagecoach Group PLC	58,940	43,661
Tate & Lyle PLC	20,655	170,749
Team17 Group PLC *	11,507	77,993
Ultra Electronics Holdings PLC	4,338	106,976
Vistry Group PLC	11,111	97,866

		3,697,054

United States - 1.2%

Argonaut Gold Inc *	34,300	64,679
CyberArk Software Ltd *	790	78,423
IMAX Corp *	6,698	75,085
Inmode Ltd *	3,226	91,360
Oxford Immunotec Global PLC *	6,814	88,582

		398,129

Total Common Stocks (Cost $26,621,606)		31,610,314

	Shares	Value
SHORT-TERM INVESTMENT - 0.1%

Money Market Fund - 0.1%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.110%	17,847	$17,847

Total Short-Term Investment (Cost $17,847)		17,847

TOTAL INVESTMENTS - 98.8% (Cost $26,639,453)		31,628,161

OTHER ASSETS & LIABILITIES, NET - 1.2%		381,118

NET ASSETS - 100.0%		$32,009,279

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

		Total Value at June 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Australia	$1,223,035	$—	$1,223,035	$—
	Austria	222,667	—	222,667	—
	Belgium	269,519	—	269,519	—
	Canada	2,995,681	2,995,681	—	—
	China	210,432	—	210,432	—
	Denmark	596,543	—	596,543	—
	Egypt	177,286	—	177,286	—
	Finland	569,995	—	569,995	—
	France	976,202	30,753	945,449	—
	Georgia	72,752	—	72,752	—
	Germany	2,462,054	90,648	2,371,406	—
	Hong Kong	386,635	—	386,635	—
	Ireland	252,235	65,680	186,555	—
	Israel	306,109	133,550	172,559	—
	Italy	770,853	—	770,853	—
	Japan	7,550,809	—	7,550,809	—
	Jordan	135,421	—	135,421	—
	Kyrgyzstan	150,585	150,585	—	—
	Luxembourg	119,762	—	119,762	—
	Netherlands	1,002,371	186,249	816,122	—
	Norway	254,784	—	254,784	—
	Singapore	409,222	—	409,222	—
	South Korea	1,902,915	—	1,902,915	—
	Spain	866,997	315,058	551,939	—
	Sweden	1,748,770	—	1,748,770	—
	Switzerland	1,881,497	138,896	1,742,601	—
	United Kingdom	3,697,054	143,079	3,553,975	—
	United States	398,129	398,129	—	—

	Total Common Stocks	31,610,314	4,648,308	26,962,006	—

	Short-Term Investment	17,847	17,847	—	—

	Total	$31,628,161	$4,666,155	$26,962,006	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PF INTERNATIONAL VALUE FUND

Schedule of Investments

June 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.1%

Argentina - 0.3%

YPF SA ADR	19,682	$113,171

Austria - 0.6%

Erste Group Bank AG *	9,258	218,652

Belgium - 0.8%

Ageas SA	9,218	326,682

Canada - 3.4%

ARC Resources Ltd	19,046	63,973
Barrick Gold Corp	27,321	735,147
Cameco Corp	12,883	132,051
Kinross Gold Corp *	47,350	341,867
Tourmaline Oil Corp	10,218	89,340

		1,362,378

China - 4.3%

China Mobile Ltd	73,225	494,420
China Telecom Corp Ltd ‘H’	1,344,893	377,776
China Unicom Hong Kong Ltd	824,808	448,775
Dongfeng Motor Group Co Ltd ‘H’	646,302	389,781

		1,710,752

Denmark - 1.5%

AP Moller - Maersk AS ‘B’	483	566,080
The Drilling Co of 1972 AS *	731	15,500

		581,580

Finland - 1.6%

Nokia OYJ *	142,506	622,729

France - 12.7%

AXA SA *	21,764	457,976
BNP Paribas SA *	15,079	602,464
Cie de Saint-Gobain *	27,021	974,939
Dassault Aviation SA *	120	110,099
Engie SA *	48,579	602,471
Renault SA *	10,350	264,893
Rexel SA *	43,074	493,675
SCOR SE *	5,849	161,538
Societe Generale SA *	21,694	362,715
TOTAL SA	25,675	989,983

		5,020,753

Germany - 2.2%

CECONOMY AG *	30,991	108,131
Daimler AG *	14,845	603,949
METRO AG	10,019	95,082
Salzgitter AG *	3,639	51,204

		858,366

Hong Kong - 0.8%

CK Asset Holdings Ltd	53,646	321,704

	Shares	Value
India - 1.1%

Canara Bank *	79,740	$106,472
NTPC Ltd	30,095	38,288
Oil & Natural Gas Corp Ltd	134,428	145,967
Zee Entertainment Enterprises Ltd	64,686	146,950

		437,677

Indonesia - 0.3%

P.T. Bank Mandiri Persero Tbk	309,697	107,536

Ireland - 0.9%

AIB Group PLC *	131,887	166,525
Bank of Ireland Group PLC *	94,563	194,848

		361,373

Italy - 4.3%

Assicurazioni Generali SPA	19,643	298,381
BPER Banca *	33,086	82,711
Eni SPA	66,563	638,071
Saipem SPA	80,103	200,986
UniCredit SPA *	54,656	504,430

		1,724,579

Japan - 27.6%

Benesse Holdings Inc	1,719	46,103
Canon Inc	9,551	190,524
Chiyoda Corp *	18,281	48,254
Citizen Watch Co Ltd	43,194	140,804
Dai-ichi Life Holdings Inc	27,994	335,088
DeNA Co Ltd	16,941	211,513
Eisai Co Ltd	2,968	235,804
Fuji Media Holdings Inc	9,626	93,053
Fujitsu Ltd	2,367	277,136
Gree Inc	39,131	168,199
Hino Motors Ltd	37,150	252,048
Honda Motor Co Ltd	37,825	968,080
Inpex Corp	60,757	379,383
Isuzu Motors Ltd	29,106	264,496
JGC Holdings Corp	33,193	350,018
JSR Corp	13,734	266,438
Mitsubishi Estate Co Ltd	22,860	340,656
Mitsubishi Heavy Industries Ltd	7,146	168,718
Mitsubishi Motors Corp	63,874	158,307
Mitsubishi UFJ Financial Group Inc	178,628	702,995
Nikon Corp	29,079	244,215
Nippon Television Holdings Inc	18,189	197,005
Nissan Motor Co Ltd	75,188	278,831
Nitto Denko Corp	6,836	387,534
Nomura Holdings Inc	67,453	303,106
Resona Holdings Inc	125,752	430,310
Shimamura Co Ltd	6,349	430,031
Sumitomo Mitsui Financial Group Inc	23,626	666,768
Sumitomo Mitsui Trust Holdings Inc	15,576	438,937
T&D Holdings Inc	69,995	601,202
Takeda Pharmaceutical Co Ltd	21,150	759,876
THK Co Ltd	10,997	273,799
Z holdings Corp	70,672	346,839

		10,956,070

Luxembourg - 0.4%

RTL Group SA *	5,553	178,155

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PF INTERNATIONAL VALUE FUND

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
Malaysia - 0.4%

CIMB Group Holdings Bhd	195,495	$163,089

Netherlands - 4.7%

ABN AMRO Bank NV ~	43,906	377,838
ING Groep NV	83,435	581,615
PostNL NV	83,133	179,283
Royal Dutch Shell PLC ‘B’	47,795	724,584

		1,863,320

Norway - 2.1%

Equinor ASA	29,054	418,542
Norsk Hydro ASA *	145,192	405,069

		823,611

Russia - 2.2%

Gazprom PJSC ADR	62,909	340,967
LUKOIL PJSC ADR	1,667	123,725
Sberbank of Russia PJSC ADR	20,043	227,288
VEON Ltd ADR	96,991	174,584

		866,564

South Africa - 2.4%

Anglo American PLC	18,322	422,380
Gold Fields Ltd ADR	33,640	316,216
Impala Platinum Holdings Ltd *	15,183	102,251
MTN Group Ltd	37,930	116,166

		957,013

South Korea - 3.7%

Hankook Tire & Technology Co Ltd	9,523	197,091
KB Financial Group Inc	15,749	445,848
KT Corp ADR	46,156	449,559
Shinhan Financial Group Co Ltd	15,959	385,669

		1,478,167

Spain - 1.2%

CaixaBank SA	221,287	473,395

Switzerland - 6.2%

Adecco Group AG	13,969	658,437
Julius Baer Group Ltd	5,677	238,420
LafargeHolcim Ltd	16,897	744,415
UBS Group AG	71,902	830,401

		2,471,673

Taiwan - 1.0%

Innolux Corp	785,776	211,660
Shin Kong Financial Holding Co Ltd *	577,090	169,055

		380,715

Thailand - 0.8%

Kasikornbank PCL NVDR	110,344	334,762

	Shares	Value
United Kingdom - 9.3%

Babcock International Group PLC	58,619	$224,659
BP PLC	164,764	631,216
BT Group PLC	215,846	305,259
Centrica PLC	297,433	141,325
J Sainsbury PLC	205,044	530,644
Kingfisher PLC	166,952	459,315
Land Securities Group PLC REIT	24,798	169,435
Marks & Spencer Group PLC	112,374	137,800
Standard Chartered PLC	91,265	494,727
The British Land Co PLC REIT	37,028	177,121
WPP PLC	55,252	430,761

		3,702,262

United States - 0.3%

Ovintiv Inc	11,944	113,581

Total Common Stocks (Cost $46,710,288)		38,530,309

EXCHANGE-TRADED FUND - 0.4%

iShares Core MSCI EAFE	2,728	155,932

Total Exchange-Traded Fund (Cost $149,247)		155,932

SHORT-TERM INVESTMENT - 1.8%

Money Market Fund - 1.8%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.110%	731,873	731,873

Total Short-Term Investment (Cost $731,873)		731,873

TOTAL INVESTMENTS - 99.3% (Cost $47,591,408)		39,418,114

OTHER ASSETS & LIABILITIES, NET - 0.7%		269,491

NET ASSETS - 100.0%		$39,687,605

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PF INTERNATIONAL VALUE FUND

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

		Total Value at June 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Assets	Common Stocks
	Argentina	$113,171	$113,171	$—	$—
	Austria	218,652	—	218,652	—
	Belgium	326,682	—	326,682	—
	Canada	1,362,378	1,362,378	—	—
	China	1,710,752	—	1,710,752	—
	Denmark	581,580	—	581,580	—
	Finland	622,729	—	622,729	—
	France	5,020,753	—	5,020,753	—
	Germany	858,366	—	858,366	—
	Hong Kong	321,704	—	321,704	—
	India	437,677	—	437,677	—
	Indonesia	107,536	—	107,536	—
	Ireland	361,373	—	361,373	—
	Italy	1,724,579	—	1,724,579	—
	Japan	10,956,070	—	10,956,070	—
	Luxembourg	178,155	—	178,155	—
	Malaysia	163,089	—	163,089	—
	Netherlands	1,863,320	—	1,863,320	—
	Norway	823,611	—	823,611	—
	Russia	866,564	866,564	—	—
	South Africa	957,013	316,216	640,797	—
	South Korea	1,478,167	449,559	1,028,608	—
	Spain	473,395	—	473,395	—
	Switzerland	2,471,673	—	2,471,673	—
	Taiwan	380,715	—	380,715	—
	Thailand	334,762	—	334,762	—
	United Kingdom	3,702,262	—	3,702,262	—
	United States	113,581	113,581	—	—

	Total Common Stocks	38,530,309	3,221,469	35,308,840	—

	Exchange-Traded Fund	155,932	155,932	—	—

	Short-Term Investment	731,873	731,873	—	—

	Total	$39,418,114	$4,109,274	$35,308,840	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PF REAL ESTATE FUND

Schedule of Investments

June 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.1%

Consumer, Cyclical - 0.7%

Choice Hotels International Inc	2,850	$224,865
Hilton Worldwide Holdings Inc	1,405	103,197

		328,062

Financial - 98.4%

Alexandria Real Estate Equities Inc REIT	9,971	1,617,795
American Assets Trust Inc REIT	9,211	256,434
American Campus Communities Inc REIT	4,020	140,539
American Homes 4 Rent ‘A’ REIT	69,866	1,879,395
American Tower Corp REIT	5,408	1,398,184
Apartment Investment and Management Co ‘A’ REIT	28,530	1,073,869
AvalonBay Communities Inc REIT	19,560	3,024,758
Boston Properties Inc REIT	10,308	931,637
Brandywine Realty Trust REIT	24,427	266,010
Camden Property Trust REIT	8,438	769,714
CoreSite Realty Corp REIT	6,111	739,798
Cousins Properties Inc REIT	30,639	913,961
CubeSmart REIT	27,443	740,687
CyrusOne Inc REIT	10,785	784,609
DiamondRock Hospitality Co REIT	33,360	184,481
Digital Realty Trust Inc REIT	2,552	362,665
Equinix Inc REIT	6,612	4,643,608
Equity LifeStyle Properties Inc REIT	16,484	1,029,920
Equity Residential REIT	11,226	660,313
Essential Properties Realty Trust Inc REIT	25,741	381,997
Essex Property Trust Inc REIT	7,337	1,681,420
Extra Space Storage Inc REIT	11,183	1,032,974
First Industrial Realty Trust Inc REIT	12,236	470,352
Healthcare Trust of America Inc ‘A’ REIT	55,974	1,484,431
Healthpeak Properties Inc REIT	32,851	905,374
Invitation Homes Inc REIT	97,870	2,694,361
Kilroy Realty Corp REIT	10,758	631,495
Park Hotels & Resorts Inc REIT	39,137	387,065
Prologis Inc REIT	54,411	5,078,179
PS Business Parks Inc REIT	555	73,482
Public Storage REIT	2,269	435,398
Regency Centers Corp REIT	20,400	936,156
Rexford Industrial Realty Inc REIT	16,517	684,299
Sabra Health Care REIT Inc	40,862	589,639
Simon Property Group Inc REIT	6,991	478,045
STORE Capital Corp REIT	52,978	1,261,406
Sun Communities Inc REIT	11,554	1,567,647
Taubman Centers Inc REIT	2,520	95,155
Terreno Realty Corp REIT	19,452	1,023,953
VICI Properties Inc REIT	38,586	779,051
Welltower Inc REIT	40,287	2,084,852
Weyerhaeuser Co REIT	11,521	258,762

		46,433,870

Total Common Stocks (Cost $38,837,668)		46,761,932

	Shares	Value
SHORT-TERM INVESTMENT - 0.7%

Money Market Fund - 0.7%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.110%	338,461	$338,461

Total Short-Term Investment (Cost $338,461)		338,461

TOTAL INVESTMENTS - 99.8% (Cost $39,176,129)		47,100,393

OTHER ASSETS & LIABILITIES, NET - 0.2%		101,389

NET ASSETS - 100.0%		$47,201,782

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

PF REAL ESTATE FUND

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

		Total Value at June 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$46,761,932	$46,761,932	$—	$—
	Short-Term Investment	338,461	338,461	—	—

	Total	$47,100,393	$47,100,393	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 141 and 142

PACIFIC FUNDS

Schedule of Investments (Continued)

Explanation of Symbols and Terms

June 30, 2020 (Unaudited)

Explanation of Symbols:

*	Non-income producing investments.
^	Investments with their principal amount adjusted for inflation.
§	Variable rate investments. The rate shown is based on the latest available information as of June 30, 2020. For Senior Loan Notes, the rate shown may represent a weighted average interest rate. Interest rates for certain securities are subject to interest rate caps and floors, which would result in a period end rate being more, less or equal to the referenced rate plus spread. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
Y	Issuer filed bankruptcy and/or is in default as of June 30, 2020.
¥	All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
#	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
~	Securities are not registered under the Securities Act of 1933 (1933 Act) and these securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.
‡	Investments were fully or partially segregated with the broker(s)/ custodian as collateral for futures contracts, forward foreign currency contracts, option contracts and/or swap agreements as of June 30, 2020.
Ω	The values of these investments were determined by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees (the “Board”. Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940.
»	Stapled Security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
±	Investments categorized as a significant unobservable input (Level 3).

Counterparty & Exchange Abbreviations:

ANZ	Australia and New Zealand Banking Group
BNP	BNP Paribas
BOA	Bank of America
BRC	Barclays
BSC	Banco Santander Central Hispano
CIT	Citigroup
CME	Chicago Mercantile Exchange
CSF	Credit Suisse
DUB	Deutsche Bank
EUX	Eurex Exchange
GSC	Goldman Sachs
HSB	HSBC
ICE	Intercontinental Exchange Inc
ING	ING Baring
JPM	JPMorgan Chase
LCH	London Clearing House
MER	Merrill Lynch
MSC	Morgan Stanley
RBS	Royal Bank of Scotland
SCB	Standard Chartered Bank
SGN	Societe Generale
UBS	UBS

Currency Abbreviations:

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNH	Renminbi Offshore (Hong Kong)
CNY	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
UAH	Ukrainian Hryvnia
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Payment Frequency Abbreviations:

A	Annual
L	Lunar
Q	Quarterly
S	Semiannual
Z	At Maturity

Reference Rate Abbreviations:

ARS Deposit	Argentina Deposit Rate
AUD Bank Bill	Australian Dollar Bank Bill Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
US FED	United States Federal Reserve Bank Rate
US PRIME	United States Prime Rate
UST	United States Treasury Rate

Other Abbreviations:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
IO	Interest Only
NVDR	Non-Voting Depository Receipt
PIK	Payment In Kind
REIT	Real Estate Investment Trust

See Supplemental Notes to Schedules of Investments

PACIFIC FUNDS

Schedule of Investments (Continued)

Explanation of Symbols and Terms (Continued)

June 30, 2020 (Unaudited)

Notes:

For debt investments, the interest rates disclosed in the Schedules of Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the yield-to-maturity.

The countries listed in the Schedules of Investments are based on country of risk.

The sectors listed in the Schedules of Investments are obtained from a third party source (that is not affiliated with the Trust or the investment adviser) believed to be reliable. Sector names and weightings could be different if obtained from another source.

See Supplemental Notes to Schedules of Investments

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS

June 30, 2020 (Unaudited)

1. ORGANIZATION

Pacific Funds Series Trust (which may be referred to as “Pacific Funds” or the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified, open-end, management investment company, and is organized as a Delaware statutory trust.

Pacific Life Fund Advisors LLC (“PLFA” or the “Investment Adviser”) serves as investment adviser to the Trust. The Trust is comprised of separate funds (each individually a “Fund”, and collectively the “Funds”).

2. FAIR VALUE MEASUREMENTS AND DISCLOSURES

The Trust characterizes its investments as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Valuation Policy, the VOC determines the level in which each investment is characterized. The VOC includes investment, legal, and compliance members of the Trust’s Investment Adviser, accounting members of the Trust’s Administrator (see Note 6), and the Trust’s Chief Compliance Officer (“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

• Level 1 - Quoted prices (unadjusted) in active markets for identical investments

• Level 2 - Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

• Level 3 - Significant unobservable inputs that are not corroborated by observable market data

The VOC reviews the Valuation Policy periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange- traded prices, transaction prices, and/or observable vendor prices. All changes to the Valuation Policy are reported to the Board on a quarterly basis with material changes, as determined by the Trust’s CCO, requiring approval by the Board.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are valued with the assistance of a statistical research service approved by the Board and based on significant observable inputs are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.

The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities:

Equity Securities (Common and Preferred Stock) and Mutual Funds

Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Investments in registered mutual funds, including affiliated registered mutual funds, are valued at their respective published NAV and are categorized as Level 1.

U.S. Treasury Obligations

U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price from market data sources. The models also take into consideration yield curves and data received from active market makers and inter-dealer brokers. Yield curves change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Mortgage-Backed and Asset-Backed Securities

Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.

Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Municipal Bonds

Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Foreign Government Bonds and Notes

Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Corporate Bonds and Notes and U.S. Government Agency Issues

Corporate bonds held by a Fund are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information, and option-adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds, and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. Government Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and option-adjusted spread models where applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government Agency Issues would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Futures Contracts

Futures contracts and options on futures contracts that are actively traded on commodity exchanges are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Option Contracts

Exchange listed option contracts that are traded on securities exchanges are categorized as Level 2 if they are fair valued based on quoted prices from the applicable exchange, or when valuation adjustments are applied to option contracts, or such valuation adjustments are observable and timely, otherwise the fair values would be categorized as Level 3. OTC option contracts are fair valued based on either broker-dealer quotations or pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC option contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Foreign Currency Contracts

Forward foreign currency contracts are fair valued using the mean between broker-dealer bid and ask quotations, and forward foreign currency exchange rates gathered from leading market makers. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Swap Agreements

Interest Rate Swaps – Interest rate swaps are fair valued using pricing models that are based on real-time snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit Default Swaps – Credit default swaps are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Swaps – Total return swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Senior Loan Notes

Floating rate senior loan notes (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

3. INVESTMENTS IN AFFILIATED FUNDS

A summary of holdings and transactions with affiliated mutual fund investments as of and for the period ended June 30, 2020 is as follows:

Fund/Underlying Fund	Beginning Value as of April 1, 2020	Purchase Cost (1)	Distributions Received and Reinvested (2)	Sales Proceeds	Net Realized Gain (Loss) (3)	Change in Unrealized Appreciation (Depreciation)	As of June 30, 2020
							Ending Value	Shares Balance
Pacific Funds Portfolio Optimization Conservative
Pacific Funds Core Income	$5,870,120	$50,214	$36,441	$758,992	$13,652	$328,434	$5,539,869	490,254
Pacific Funds Floating Rate Income	2,168,559	5,944	—	2,235,815	(242,314)	303,626	—	—
Pacific Funds High Income	22,844,778	125,579	314,519	5,906,651	(720,588)	2,368,524	19,026,161	2,030,540
PF Inflation Managed	11,392,707	185,927	—	371,452	13,360	666,998	11,887,540	1,228,052
PF Managed Bond	72,247,239	9,569,137	—	2,390,427	50,378	3,947,681	83,424,008	7,173,174
PF Short Duration Bond	33,763,657	13,947,436	—	1,288,270	6,820	1,696,025	48,125,668	4,718,203
PF Emerging Markets Debt	14,576,809	149,870	—	7,129,230	(1,497,286)	2,832,179	8,932,342	1,082,708
PF Growth	2,371,306	14,280	—	115,991	13,104	570,505	2,853,204	84,190
PF Large-Cap Value	4,476,046	27,202	—	208,351	(27,810)	696,111	4,963,198	446,331
PF Multi-Asset	35,670,422	210,130	—	8,992,872	83,143	8,141,417	35,112,240	3,449,139
PF Small-Cap Growth	1,158,367	6,799	—	57,051	(6,838)	401,950	1,503,227	78,621
PF Small-Cap Value	1,154,281	6,799	—	56,592	(34,489)	282,140	1,352,139	214,625
PF Emerging Markets	4,289,848	38,312	—	141,345	(22,729)	831,418	4,995,504	428,064
PF International Small-Cap	1,162,964	6,800	—	56,915	11,288	255,618	1,379,755	160,250
PF Real Estate	1,194,420	6,800	—	56,752	(5,500)	145,629	1,284,597	111,413
	$214,341,523	$24,351,229	$350,960	$29,766,706	($2,365,809)	$23,468,255	$230,379,452

Pacific Funds Portfolio Optimization Moderate-Conservative
Pacific Funds Core Income	$6,747,736	$45,044	$44,816	$164,469	$3,925	$411,762	$7,088,814	627,329
Pacific Funds Floating Rate Income	1,430,744	2,939	—	1,474,347	(153,647)	194,311	—	—
Pacific Funds High Income	25,790,324	107,897	401,547	2,173,578	(261,478)	2,302,788	26,167,500	2,792,689
PF Inflation Managed	5,456,837	51,142	—	137,060	5,843	320,762	5,697,524	588,587
PF Managed Bond	82,241,385	9,829,355	—	2,045,796	31,249	4,432,745	94,488,938	8,124,586
PF Short Duration Bond	25,602,075	9,782,740	—	742,046	2,823	1,261,245	35,906,837	3,520,278
PF Emerging Markets Debt	16,455,295	118,155	—	5,087,446	(1,117,658)	2,978,906	13,347,252	1,617,849
PF Growth	9,963,335	41,365	—	421,681	52,851	2,409,338	12,045,208	355,421
PF Large-Cap Value	19,155,992	80,261	—	717,584	(98,920)	2,961,463	21,381,212	1,922,771
PF Multi-Asset	69,933,180	284,002	—	14,213,084	134,876	16,040,539	72,179,513	7,090,325
PF Small-Cap Growth	1,525,730	6,173	—	68,763	14,526	507,196	1,984,862	103,811
PF Small-Cap Value	1,520,135	6,173	—	68,761	(35,299)	361,050	1,783,298	283,063
PF Emerging Markets	11,298,209	72,545	—	274,117	(47,530)	2,181,913	13,231,020	1,133,764
PF International Large-Cap	2,671,974	11,113	—	84,368	(17,979)	433,335	3,014,075	287,603
PF International Small-Cap	1,531,666	6,174	—	68,762	(17,270)	368,759	1,820,567	211,448
PF International Value	2,247,495	9,261	—	77,708	(29,979)	374,268	2,523,337	424,804
PF Real Estate	3,146,593	12,348	—	137,526	(14,519)	383,177	3,390,073	294,022
	$286,718,705	$20,466,687	$446,363	$27,957,096	($1,548,186)	$37,923,557	$316,050,030

Pacific Funds Portfolio Optimization Moderate
Pacific Funds Core Income	$13,987,743	$5,482	$92,917	$306,935	$6,473	$855,783	$14,641,463	1,295,705
Pacific Funds Floating Rate Income	4,300,918	46,372	—	93,282	(9,989)	258,144	4,502,163	483,065
Pacific Funds High Income	47,520,915	14,369	770,250	1,023,096	(102,904)	3,989,151	51,168,685	5,460,905
PF Inflation Managed	4,113,245	1,661	—	93,008	7,534	238,410	4,267,842	440,893
PF Managed Bond	170,479,927	26,697,599	—	3,785,476	211,673	8,963,430	202,567,153	17,417,640
PF Short Duration Bond	48,760,064	11,737,376	—	1,146,091	13,280	2,168,464	61,533,093	6,032,656
PF Emerging Markets Debt	33,076,367	12,456	—	3,090,706	(767,156)	5,357,798	34,588,759	4,192,577
PF Growth	62,315,604	10,603	—	2,805,781	442,044	14,990,005	74,952,475	2,211,640
PF Large-Cap Value	67,523,333	11,595	—	1,789,327	(333,303)	10,467,490	75,879,788	6,823,722
PF Multi-Asset	334,558,667	55,682	—	53,283,499	494,444	77,221,276	359,046,570	35,269,800
PF Small-Cap Growth	4,599,050	763	—	222,979	8,410	1,566,939	5,952,183	311,307
PF Small-Cap Value	9,164,716	1,526	—	429,360	(169,523)	2,146,700	10,714,059	1,700,644
PF Emerging Markets	34,060,098	9,747	—	744,082	(108,540)	6,545,988	39,763,211	3,407,302
PF International Large-Cap	12,081,879	2,060	—	302,047	(60,326)	1,945,411	13,666,977	1,304,101
PF International Small-Cap	9,234,086	1,525	—	474,342	(111,319)	2,234,429	10,884,379	1,264,155
PF International Value	9,935,840	1,678	—	277,987	(105,206)	1,631,550	11,185,875	1,883,144
PF Real Estate	14,227,870	2,288	—	625,147	(55,944)	1,729,425	15,278,492	1,325,108
	$879,940,322	$38,612,782	$863,167	$70,493,145	($640,352)	$142,310,393	$990,593,167

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Fund/Underlying Fund	Beginning Value as of April 1, 2020	Purchase Cost (1)	Distributions Received and Reinvested (2)	Sales Proceeds	Net Realized Gain (Loss) (3)	Change in Unrealized Appreciation (Depreciation)	As of June 30, 2020
							Ending Value	Shares Balance
Pacific Funds Portfolio Optimization Growth
Pacific Funds Core Income	$5,009,609	$9,421	$33,443	$70,884	$647	$308,828	$5,291,064	468,236
Pacific Funds High Income	22,338,375	41,210	363,810	310,157	(32,905)	1,860,702	24,261,035	2,589,225
PF Managed Bond	60,023,008	12,684,234	—	859,581	45,484	3,190,151	75,083,296	6,456,001
PF Short Duration Bond	12,005,569	3,133,554	—	177,224	2,744	522,476	15,487,119	1,518,345
PF Emerging Markets Debt	21,378,257	41,219	—	310,156	(59,363)	3,220,816	24,270,773	2,941,912
PF Growth	53,976,306	51,380	—	1,631,945	103,138	13,314,386	65,813,265	1,941,967
PF Large-Cap Value	48,236,075	46,343	—	651,333	(122,337)	7,380,034	54,888,782	4,936,042
PF Multi-Asset	324,987,393	302,555	—	31,943,078	(390,429)	76,100,781	369,057,222	36,253,165
PF Small-Cap Growth	6,793,941	6,304	—	281,096	13,108	2,322,365	8,854,622	463,108
PF Small-Cap Value	10,154,356	9,454	—	387,020	(150,955)	2,348,930	11,974,765	1,900,756
PF Emerging Markets	34,593,100	64,772	—	487,393	(78,895)	6,635,757	40,727,341	3,489,918
PF International Large-Cap	18,179,153	27,757	—	243,698	(38,466)	2,891,520	20,816,266	1,986,285
PF International Small-Cap	10,231,331	9,455	—	451,894	(110,186)	2,465,724	12,144,430	1,410,503
PF International Value	15,011,342	21,702	—	290,752	(113,939)	2,426,052	17,054,405	2,871,112
PF Real Estate	17,516,654	15,758	—	508,337	(56,096)	2,117,449	19,085,428	1,655,284
	$660,434,469	$16,465,118	$397,253	$38,604,548	($988,450)	$127,105,971	$764,809,813

Pacific Funds Portfolio Optimization Aggressive-Growth
Pacific Funds Core Income	$221,964	$1,130	$1,484	$3,877	$104	$13,630	$234,435	20,746
Pacific Funds High Income	2,262,187	11,299	36,896	38,803	(3,476)	188,983	2,457,086	262,229
PF Managed Bond	1,974,074	490,170	—	34,924	2,432	104,076	2,535,828	218,042
PF Short Duration Bond	2,127,923	641,299	—	38,802	(145)	93,345	2,823,620	276,825
PF Emerging Markets Debt	2,165,122	11,299	—	38,803	(6,726)	327,762	2,458,654	298,019
PF Growth	34,972,470	112,036	—	694,046	29,545	8,686,522	43,106,527	1,271,954
PF Large-Cap Value	20,932,217	83,701	—	349,236	(50,255)	3,202,777	23,819,204	2,142,015
PF Multi-Asset	119,967,717	331,125	—	7,468,461	(187,326)	28,244,507	140,887,562	13,839,643
PF Small-Cap Growth	3,611,496	9,934	—	165,018	(9,659)	1,252,562	4,699,315	245,780
PF Small-Cap Value	5,997,574	16,695	—	192,927	(67,903)	1,370,706	7,124,145	1,130,817
PF Emerging Markets	13,375,343	67,796	—	232,825	(36,178)	2,575,376	15,749,512	1,349,572
PF International Large-Cap	8,902,532	38,975	—	147,455	(21,338)	1,420,793	10,193,507	972,663
PF International Small-Cap	4,834,320	13,245	—	180,261	(42,364)	1,159,669	5,784,609	671,848
PF International Value	7,802,250	33,848	—	150,027	(54,489)	1,261,567	8,893,149	1,497,163
PF Real Estate	7,448,597	19,886	—	180,661	(36,330)	916,323	8,167,815	708,397
	$236,595,786	$1,882,438	$38,380	$9,916,126	($484,108)	$50,818,598	$278,934,968

(1)	Purchase cost excludes distributions received and reinvested, if any.
(2)	Distributions received include distributions from net investment income, if any.
(3)	Net realized gain (loss) includes capital gains, if any.

As of June 30, 2020, Pacific Life owned the following percentages of the total shares outstanding (aggregate of all share classes) of each of the following Funds:

Fund	Ownership Percentage
Pacific Funds Diversified Income	100.00%
Pacific Funds Ultra Short Income	85.14%
Pacific Funds Large-Cap Value	39.16%
Pacific Funds Small-Cap Growth	38.16%
Pacific Funds Small-Cap Value	36.87%
PF Mid-Cap Equity Fund	100.00%